UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2004

Item 1. Reports to Stockholders

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds

Semiannual Report

(2_fidelity_logos) (Registered_Trademark)

August 31, 2004

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.

Spartan Total Market Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending November 30, 2004, each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. Each fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of each fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3rd.)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 to August 31, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Spartan Total Market Index
Actual	$ 1,000.00	$ 966.40	$ 1.24**
HypotheticalA	$ 1,000.00	$ 1,023.72	$ 1.28**
Spartan Extended Market Index
Actual	$ 1,000.00	$ 948.10	$ 1.96**
HypotheticalA	$ 1,000.00	$ 1,022.96	$ 2.04**
Spartan International Index
Actual	$ 1,000.00	$ 976.60	$ 2.34**
HypotheticalA	$ 1,000.00	$ 1,022.60	$ 2.40**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Total Market Index	.25%
Spartan Extended Market Index	.40%
Spartan International Index	.47%

* * If current fees were reflected as if they had been in effect throughout the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Spartan Total Market Index	.10%
Actual		$ .50
Hypothetical A		$ .51
Spartan Extended Market Index	.10%
Actual		$ .49
Hypothetical A		$ .51
Spartan International Index	.10%
Actual		$ .50
Hypothetical A		$ .51

Semiannual Report

Spartan Total Market Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	2.5	2.4
Exxon Mobil Corp.	2.2	2.0
Microsoft Corp.	2.2	2.1
Pfizer, Inc.	1.9	2.0
Citigroup, Inc.	1.8	1.9
Wal-Mart Stores, Inc.	1.7	1.9
American International Group, Inc.	1.4	1.4
Bank of America Corp.	1.4	0.9
Johnson & Johnson	1.3	1.2
Procter & Gamble Co.	1.1	1.0
	17.5
Market Sectors as of August 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	22.2
Information Technology	14.6	16.8
Health Care	12.8	13.1
Consumer Discretionary	12.5	12.9
Industrials	10.4	9.8
Consumer Staples	9.2	9.4
Energy	6.5	5.7
Materials	3.2	3.0
Telecommunication Services	3.1	3.0
Utilities	2.9	2.9

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.4%
Aftermarket Technology Corp. (a)	11,055	$ 146,479
American Axle & Manufacturing Holdings, Inc.	8,765	297,046
ArvinMeritor, Inc.	9,643	184,181
Bandag, Inc.	4,123	188,668
BorgWarner, Inc.	11,022	493,124
Collins & Aikman Corp. (a)	7,956	36,916
Cooper Tire & Rubber Co.	17,837	403,830
Dana Corp.	25,991	490,450
Delphi Corp.	99,187	908,553
Drew Industries, Inc. (a)	3,776	129,894
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	3,788	31,554
Gentex Corp. (d)	12,622	433,439
Goodyear Tire & Rubber Co. (a)(d)	36,752	403,537
Hayes Lemmerz International, Inc. (a)	10,596	136,159
IMPCO Technologies, Inc. (a)(d)	3,000	14,400
Intermet Corp.	5,300	16,960
Johnson Controls, Inc.	31,451	1,770,691
Keystone Automotive Industries, Inc. (a)	2,721	60,406
Lear Corp.	13,282	715,634
LKQ Corp.	2,617	47,734
Midas, Inc. (a)	1,400	22,190
Modine Manufacturing Co.	6,000	178,800
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	15,342	82,540
Raytech Corp. (a)(d)	11,445	22,432
Rockford Corp. (a)(d)	2,500	11,800
Sauer-Danfoss, Inc.	7,425	131,423
Spartan Motors, Inc.	3,200	40,800
Sports Resorts International, Inc. (a)(d)	7,638	28,261
Standard Motor Products, Inc.	4,236	60,532
Stoneridge, Inc. (a)	3,200	47,520
Strattec Security Corp. (a)	654	40,672
Superior Industries International, Inc. (d)	3,800	120,460
Tenneco Automotive, Inc. (a)	6,360	85,478
Tower Automotive, Inc. (a)(d)	3,400	10,132
TRW Automotive Holdings Corp.	22,989	447,596
Visteon Corp.	20,475	191,032
		8,431,323
Automobiles - 0.5%
Coachmen Industries, Inc.	3,261	50,806
Fleetwood Enterprises, Inc. (a)	6,099	77,884
Ford Motor Co.	305,883	4,316,009
General Motors Corp.	94,900	3,920,319
Harley-Davidson, Inc.	50,264	3,067,109
Monaco Coach Corp.	4,738	101,820
National R.V. Holdings, Inc. (a)	300	3,984
Thor Industries, Inc.	11,649	298,447
Winnebago Industries, Inc. (d)	4,590	144,126
		11,980,504

	Shares	Value (Note 1)
Distributors - 0.1%
Adesa, Inc. (d)	14,100	$ 247,737
Advanced Marketing Services, Inc.	1,300	16,159
All American Semiconductor, Inc. (a)	3,800	23,370
Genuine Parts Co.	28,833	1,093,059
Handleman Co.	8,496	179,266
Jaco Electronics, Inc. (a)	1,950	8,892
Source Interlink Companies, Inc. (a)	4,300	37,711
WESCO International, Inc. (a)	5,100	103,224
		1,709,418
Hotels, Restaurants & Leisure - 1.6%
Alliance Gaming Corp. (a)	12,091	180,277
Ameristar Casinos, Inc.	4,900	133,427
Applebee's International, Inc.	15,846	381,413
Argosy Gaming Co. (a)	7,993	267,206
Aztar Corp. (a)	8,919	221,726
Bally Total Fitness Holding Corp. (a)	6,262	24,610
BJ's Restaurants, Inc. (a)	2,100	30,828
Bob Evans Farms, Inc.	5,500	137,720
Boca Resorts, Inc. Class A (a)	4,098	78,682
Boyd Gaming Corp.	10,400	282,360
Brinker International, Inc. (a)	15,863	483,028
Buca, Inc. (a)(d)	3,878	18,421
Caesars Entertainment, Inc. (a)	48,601	750,885
California Pizza Kitchen, Inc. (a)	3,723	71,072
Carnival Corp. unit	105,995	4,853,511
CBRL Group, Inc.	9,003	287,016
CEC Entertainment, Inc. (a)	5,250	176,768
Cedar Fair LP (depository unit)	6,754	202,620
Champps Entertainment, Inc. (a)	1,600	12,720
Choice Hotels International, Inc.	6,984	362,190
Churchill Downs, Inc.	2,200	77,022
CKE Restaurants, Inc. (a)	10,567	126,487
Darden Restaurants, Inc.	26,991	567,081
Dave & Buster's, Inc. (a)	3,344	52,501
Domino's Pizza, Inc.	8,100	115,425
Dover Downs Gaming & Entertainment, Inc.	980	10,104
Dover Motorsports, Inc.	9,735	44,294
Empire Resorts, Inc. (a)(d)	12,943	113,898
Gaylord Entertainment Co. (a)(d)	8,899	258,427
GTECH Holdings Corp.	23,224	545,764
Harrah's Entertainment, Inc.	16,994	818,941
Hilton Hotels Corp.	61,034	1,089,457
IHOP Corp.	3,412	118,396
International Game Technology	59,132	1,705,958
International Speedway Corp. Class A	7,982	422,248
Interstate Hotels & Resorts, Inc. (a)	156	652
Isle of Capri Casinos, Inc. (a)	6,200	113,212
Jack in the Box, Inc. (a)	5,416	152,948
Krispy Kreme Doughnuts, Inc. (a)(d)	10,025	129,122
La Quinta Corp. unit (a)	24,883	195,083
Landry's Seafood Restaurants, Inc.	4,001	105,906
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Littlefield Corp. (a)(d)	2,100	$ 1,197
Lodgian, Inc.:
warrants 11/27/07 (a)	2	0
warrants 11/25/09 (a)	8	0
Lone Star Steakhouse & Saloon, Inc.	4,300	99,717
Mandalay Resort Group	11,558	784,095
Marcus Corp.	2,746	52,174
Marriott International, Inc. Class A	35,032	1,662,268
McDonald's Corp.	216,707	5,855,423
MGM MIRAGE (a)	22,413	926,553
MTR Gaming Group, Inc. (a)	5,600	52,528
Multimedia Games, Inc. (a)	4,312	62,265
Navigant International, Inc. (a)(d)	3,100	49,786
O'Charleys, Inc. (a)	3,850	62,524
Outback Steakhouse, Inc.	13,532	529,642
P.F. Chang's China Bistro, Inc. (a)(d)	3,900	163,488
Panera Bread Co. Class A (a)(d)	4,200	146,076
Papa John's International, Inc. (a)	3,500	100,485
Penn National Gaming, Inc. (a)	6,200	240,870
Pinnacle Entertainment, Inc. (a)	14,294	177,246
Prime Hospitality Corp. (a)	8,455	101,629
Rare Hospitality International, Inc. (a)	6,075	164,268
Red Robin Gourmet Burgers, Inc. (a)	1,748	61,128
Rubio's Restaurants, Inc. (a)	4,819	41,684
Ruby Tuesday, Inc.	13,091	354,112
Ryan's Restaurant Group, Inc. (a)	8,100	111,294
Scientific Games Corp. Class A (a)	8,600	146,458
Shuffle Master, Inc. (a)(d)	4,966	164,573
Six Flags, Inc. (a)	12,400	69,068
Sonic Corp. (a)	8,230	183,941
Speedway Motorsports, Inc.	5,900	190,393
Starbucks Corp. (a)	66,526	2,876,584
Starwood Hotels & Resorts Worldwide, Inc. unit	34,294	1,515,795
Station Casinos, Inc.	10,370	477,020
Steak n Shake Co. (a)	2,584	44,445
The Cheesecake Factory, Inc. (a)(d)	7,676	317,633
Total Entertainment Restaurant Corp. (a)	2,700	26,757
Triarc Companies, Inc. Class B	6,030	66,873
Vail Resorts, Inc. (a)	4,906	89,093
Wendy's International, Inc.	18,033	619,794
WMS Industries, Inc. (a)	8,244	166,611
Wyndham International, Inc. Class A (a)	5,212	4,899
Wynn Resorts Ltd. (a)	15,242	588,341
Yum! Brands, Inc.	46,802	1,858,507
		36,926,643
Household Durables - 0.8%
Advanced Lighting Technologies, Inc. (a)	4,600	0
American Biltrite, Inc. (a)	400	4,792
American Greetings Corp. Class A (a)(d)	9,357	225,223
Applica, Inc. (a)	3,200	12,864

	Shares	Value (Note 1)
Bassett Furniture Industries, Inc.	1,800	$ 33,840
Beazer Homes USA, Inc.	2,771	270,588
Black & Decker Corp.	12,993	895,607
Blount International, Inc. (a)	2,869	31,129
Blyth, Inc.	9,084	272,611
Boston Acoustics, Inc.	100	1,375
Brillian Corp. (a)	375	3,244
Brookfield Homes Corp.	5,874	154,897
Cavco Industries, Inc. (a)	375	14,295
Centex Corp.	18,574	850,132
Champion Enterprises, Inc. (a)(d)	9,132	87,941
Cobra Electronics Corp. (a)	1,200	7,800
Craftmade International, Inc.	1,700	34,493
CSS Industries, Inc.	1,556	47,022
D.R. Horton, Inc.	37,243	1,152,298
Department 56, Inc. (a)	2,200	34,166
Dixie Group, Inc. (a)	2,900	31,900
Dominion Homes, Inc. (a)	300	6,225
Enesco Group, Inc. (a)	4,629	37,587
Ethan Allen Interiors, Inc.	7,178	256,542
Fedders Corp.	3,300	11,385
Flexsteel Industries, Inc.	1,700	30,260
Foamex International, Inc. (a)(d)	5,300	16,695
Fortune Brands, Inc.	24,716	1,807,975
Furniture Brands International, Inc.	10,345	237,935
Harman International Industries, Inc.	10,834	1,047,539
Helen of Troy Ltd. (a)	4,390	118,530
Hovnanian Enterprises, Inc. Class A (a)	9,144	314,736
Interface, Inc. Class A (a)	9,800	69,972
Jarden Corp. (a)	3,750	113,588
Juno Lighting, Inc.	1,500	42,704
KB Home	7,541	518,595
Kimball International, Inc. Class B	4,000	54,400
Koss Corp.	1,300	26,650
La-Z-Boy, Inc. (d)	7,662	118,301
Leggett & Platt, Inc.	31,308	841,872
Lennar Corp. Class A	23,717	1,086,239
Libbey, Inc.	1,691	31,960
Lifetime Hoan Corp. (d)	300	4,707
M.D.C. Holdings, Inc.	5,133	353,407
M/I Homes, Inc.	2,316	90,440
Maytag Corp.	13,362	270,313
Meritage Corp. (a)	1,693	113,109
Mestek, Inc. (a)	300	5,187
MITY Enterprises, Inc. (a)	2,300	37,053
Mohawk Industries, Inc. (a)	10,066	774,277
National Presto Industries, Inc.	1,000	40,700
Newell Rubbermaid, Inc.	45,289	975,072
NVR, Inc. (a)	979	491,703
Oneida Ltd. (a)(d)	400	596
Palm Harbor Homes, Inc. (a)(d)	4,917	80,442
Pulte Homes, Inc.	18,975	1,118,576
Russ Berrie & Co., Inc.	2,935	56,646
Ryland Group, Inc.	3,416	301,120
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Salton, Inc. (a)(d)	1,800	$ 8,874
Skyline Corp. (d)	1,289	49,240
Snap-On, Inc.	10,615	337,239
Standard Pacific Corp.	6,694	337,846
Stanley Furniture Co., Inc.	1,100	44,418
Technical Olympic USA, Inc. (d)	9,807	250,275
Tempur-Pedic International, Inc.	24,923	303,064
The Rowe Companies (a)	1,000	5,400
The Stanley Works	13,971	604,385
Toll Brothers, Inc. (a)	10,826	480,566
Tupperware Corp.	14,481	247,191
Universal Electronics, Inc. (a)	3,400	54,978
Virco Manufacturing Co. (d)	2,613	19,336
WCI Communities, Inc. (a)	8,795	210,904
WestPoint Stevens, Inc. (a)(d)	13,900	167
Whirlpool Corp.	10,172	621,916
William Lyon Homes, Inc. (a)(d)	2,009	167,249
Yankee Candle Co., Inc. (a)	7,600	206,036
		19,618,339
Internet & Catalog Retail - 0.7%
1-800 CONTACTS, Inc. (a)	2,129	29,998
1-800-FLOWERS.com, Inc. Class A (a)	23,580	175,435
Alloy, Inc. (a)(d)	5,800	23,548
Amazon.com, Inc. (a)	68,466	2,611,293
Audible, Inc. (a)(d)	1,300	14,534
Blair Corp.	400	11,200
Blue Nile, Inc.	6,548	170,510
Bluefly, Inc. (a)(d)	2,800	5,824
Coldwater Creek, Inc. (a)	11,401	229,388
Drugstore.com, Inc. (a)	7,303	17,454
eBay, Inc. (a)	112,418	9,728,654
GSI Commerce, Inc. (a)	5,379	50,132
Hollywood Media Corp. (a)(d)	1,200	3,924
IAC/InterActiveCorp (a)(d)	122,731	2,799,494
Insight Enterprises, Inc. (a)	7,275	116,400
J. Jill Group, Inc. (a)	3,147	56,929
MediaBay, Inc. (a)	800	272
Netflix, Inc. (a)(d)	9,557	133,320
Orbitz, Inc. Class A	6,162	114,182
Overstock.com, Inc. (a)(d)	2,492	78,124
PC Mall, Inc. (a)	500	6,540
Priceline.com, Inc. (a)(d)	5,439	113,566
Stamps.com, Inc.	4,062	60,605
Systemax, Inc. (a)	6,390	36,998
ValueVision Media, Inc. Class A (a)	5,600	69,944
		16,658,268
Leisure Equipment & Products - 0.3%
Action Performance Companies, Inc. (d)	2,500	27,300
Adams Golf, Inc. (a)	400	460
Arctic Cat, Inc.	5,000	130,600

	Shares	Value (Note 1)
Boyds Collection, Ltd. (a)	4,962	$ 12,504
Brunswick Corp.	16,599	652,507
Callaway Golf Co.	10,800	130,572
Concord Camera Corp. (a)	3,084	5,181
Eastman Kodak Co.	48,251	1,427,265
Hasbro, Inc.	33,465	620,106
Huffy Corp. (a)	300	80
JAKKS Pacific, Inc. (a)(d)	4,540	88,893
Johnson Outdoors, Inc. Class A (a)	2,300	44,574
K2, Inc. (a)	3,213	42,540
Leapfrog Enterprises, Inc. Class A (a)(d)	4,328	85,651
Marine Products Corp.	7,625	130,998
MarineMax, Inc. (a)	2,572	50,411
Marvel Enterprises, Inc. (a)	17,637	258,735
Mattel, Inc.	72,450	1,165,721
Meade Instruments Corp. (a)	2,600	8,034
Nautilus Group, Inc. (d)	5,025	97,937
Oakley, Inc.	18,053	207,068
Polaris Industries, Inc.	8,328	392,748
RC2 Corp. (a)	3,021	95,494
SCP Pool Corp.	6,300	265,797
Steinway Musical Instruments, Inc. (a)	4,500	127,845
Sturm Ruger & Co., Inc.	3,560	32,076
		6,101,097
Media - 4.2%
4Kids Entertainment, Inc. (a)	2,362	41,170
ACME Communications, Inc. (a)	5,032	32,557
ADVO, Inc.	4,500	133,110
AMC Entertainment, Inc. (a)	4,300	82,560
APAC Customer Services, Inc. (a)	4,300	7,095
Arbitron, Inc. (a)	7,282	282,250
Ballantyne of Omaha, Inc. (a)	100	325
Belo Corp. Series A	22,074	506,378
Brilliant Digital Entertainment, Inc. (a)	500	48
Cablevision Systems Corp. - NY Group Class A (a)	35,617	659,627
Carmike Cinemas, Inc.	1,494	50,796
Catalina Marketing Corp. (a)	14,092	317,070
Charter Communications, Inc. Class A (a)(d)	58,659	187,122
Citadel Broadcasting Corp.	30,418	438,019
Clear Channel Communications, Inc.	105,433	3,533,060
Comcast Corp. Class A (a)	386,224	10,879,930
Courier Corp.	1,674	67,429
Cox Communications, Inc. Class A (a)	104,670	3,439,456
Cox Radio, Inc. Class A (a)	5,776	97,095
Crown Media Holdings, Inc. Class A (a)(d)	8,094	59,734
Cumulus Media, Inc. Class A (a)	12,017	181,457
Dex Media, Inc.	25,350	491,790
Digital Generation Systems, Inc. (a)	18,345	23,849
Dow Jones & Co., Inc.	13,044	535,456
E.W. Scripps Co. Class A	13,882	1,420,267
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar Communications Corp. Class A (a)	42,064	$ 1,289,262
Emmis Communications Corp. Class A (a)	7,767	149,515
Entercom Communications Corp. Class A (a)	8,040	303,108
Entravision Communications Corp. Class A (a)	8,800	71,280
Equity Marketing, Inc. (a)	2,241	26,444
Fisher Communications, Inc. (a)	767	36,969
Fox Entertainment Group, Inc. Class A (a)	74,070	2,010,260
Gannett Co., Inc.	44,910	3,803,877
Gemstar-TV Guide International, Inc. (a)	81,295	429,238
Getty Images, Inc. (a)	9,248	512,802
Gray Television, Inc.	7,281	100,041
Grey Global Group, Inc.	378	344,358
Harris Interactive, Inc. (a)	5,250	31,343
Harte-Hanks, Inc.	15,614	387,383
Hearst-Argyle Television, Inc.	7,305	177,146
Hollinger International, Inc. Class A	17,300	295,830
Image Entertainment, Inc. (a)	700	2,660
Information Holdings, Inc. (a)	3,591	97,460
Insight Communications, Inc. Class A (a)	6,700	59,228
Insignia Systems, Inc. (a)(d)	2,664	2,291
Interactive Data Corp. (a)	18,418	346,258
Interep National Radio Sales, Inc. Class A (a)	2,900	2,175
Interpublic Group of Companies, Inc. (a)	72,061	760,244
John Wiley & Sons, Inc. Class A	12,825	406,681
Journal Communications, Inc. Class A	19,159	321,680
Journal Register Co. (a)	5,900	112,454
K-Tel International, Inc. (a)(d)	4,000	420
Knight-Ridder, Inc.	11,764	757,955
Lakes Entertainment, Inc. (a)(d)	12,350	118,066
Lamar Advertising Co. Class A (a)	14,196	620,223
Lee Enterprises, Inc.	8,430	398,992
Liberty Corp., South Carolina	3,000	121,260
Liberty Media Corp. Class A (a)	508,148	4,527,599
Liberty Media International, Inc. Class A (a)	22,333	754,855
LIN TV Corp. Class A (a)	2,700	54,486
LodgeNet Entertainment Corp. (a)	2,961	43,112
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	3,281	36,682
McGraw-Hill Companies, Inc.	30,517	2,311,052
Media General, Inc. Class A	3,532	205,527
Media Services Group, Inc. (a)	11	111
Mediacom Communications Corp. Class A (a)	13,450	84,063
Meredith Corp.	7,858	393,529
Metro-Goldwyn-Mayer, Inc.	40,287	459,272
Navarre Corp. (a)(d)	5,800	90,422

	Shares	Value (Note 1)
New Frontier Media, Inc. (a)	5,000	$ 38,850
NTL, Inc. (a)	15,716	853,536
Omnicom Group, Inc.	31,138	2,142,606
Paxson Communications Corp. Class A (a)(d)	8,600	15,652
Pegasus Communications Corp. Class A (a)(d)	1,586	15,717
Penton Media, Inc. (a)	7,900	1,501
Pixar (a)	9,321	724,428
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	3,722	33,833
PRIMEDIA, Inc. (a)(d)	31,815	65,857
ProQuest Co. (a)	4,200	102,060
Pulitzer, Inc.	1,534	74,706
R.H. Donnelley Corp. (a)	4,500	209,025
Radio One, Inc. Class A (a)	22,980	360,074
Radio Unica Communications Corp. (a)	2,900	0
Regal Entertainment Group Class A	10,174	187,405
Regent Communication, Inc. (a)	6,194	35,677
Rentrak Corp. (a)	600	5,340
Saga Communications, Inc. Class A (a)	932	16,729
Salem Communications Corp. Class A (a)	1,687	44,874
Scholastic Corp. (a)	8,165	238,826
Sinclair Broadcast Group, Inc. Class A	7,200	57,600
Sirius Satellite Radio, Inc. (a)(d)	219,256	508,674
Spanish Broadcasting System, Inc. Class A (a)	6,800	59,568
The DIRECTV Group, Inc. (a)	241,911	3,839,128
The McClatchy Co. Class A (d)	9,069	650,247
The New York Times Co. Class A	24,263	985,563
The Reader's Digest Association, Inc. (non-vtg.)	14,480	205,906
theglobe.com, Inc. (a)(d)	6,400	2,624
Thomas Nelson, Inc.	6,641	126,179
Time Warner, Inc. (a)	751,358	12,284,703
TiVo, Inc. (a)(d)	8,765	37,690
Tribune Co.	55,376	2,311,948
UnitedGlobalCom, Inc. Class A (a)(d)	62,551	425,347
Univision Communications, Inc. Class A (a)	53,738	1,773,354
Valassis Communications, Inc. (a)	7,554	213,476
Value Line, Inc. (d)	1,654	62,439
Viacom, Inc. Class B (non-vtg.)	295,091	9,829,481
Walt Disney Co.	346,683	7,783,033
Washington Post Co. Class B	1,556	1,351,386
Westwood One, Inc. (a)	15,590	349,840
World Wrestling Entertainment, Inc. Class A	20,841	250,300
XM Satellite Radio Holdings, Inc. Class A (a)(d)	33,289	914,449
Young Broadcasting, Inc. Class A (a)	3,209	36,422
		95,751,316
Multiline Retail - 0.9%
99 Cents Only Stores (a)(d)	12,308	159,389
Big Lots, Inc. (a)	25,319	308,639
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Conn's, Inc.	5,901	$ 89,754
Dillard's, Inc. Class A	19,546	371,374
Dollar General Corp.	55,670	1,096,699
Dollar Tree Stores, Inc. (a)	18,898	444,292
Family Dollar Stores, Inc.	31,676	837,830
Federated Department Stores, Inc.	30,646	1,330,036
Fred's, Inc. Class A	5,887	81,888
JCPenney Co., Inc.	46,618	1,786,402
Kmart Holding Corp. (a)(d)	15,214	1,165,697
Kohl's Corp. (a)	56,603	2,800,716
Neiman Marcus Group, Inc. Class A	7,963	423,632
Nordstrom, Inc.	22,821	847,344
Retail Ventures, Inc. (a)	1,044	7,141
Saks, Inc.	27,562	327,437
Sears, Roebuck & Co. (d)	36,152	1,383,899
ShopKo Stores, Inc. (a)	5,100	86,292
Target Corp.	154,845	6,902,990
The May Department Stores Co.	49,965	1,224,642
Tuesday Morning Corp. (a)	9,086	282,393
		21,958,486
Specialty Retail - 2.5%
Aaron Rents, Inc.	8,088	166,128
Abercrombie & Fitch Co. Class A	15,133	423,724
AC Moore Arts & Crafts, Inc. (a)	3,100	63,023
Advance Auto Parts, Inc. (a)	12,636	468,290
Aeropostale, Inc. (a)	12,132	377,912
America's Car Mart, Inc. (a)	1,759	56,411
American Eagle Outfitters, Inc. (a)	13,285	442,391
AnnTaylor Stores Corp. (a)	11,545	279,043
Asbury Automotive Group, Inc. (a)	3,100	42,718
AutoNation, Inc. (a)	44,932	738,682
AutoZone, Inc. (a)	14,265	1,056,466
Barnes & Noble, Inc. (a)	11,021	380,886
bebe Stores, Inc. (a)(d)	5,833	105,986
Bed Bath & Beyond, Inc. (a)	54,105	2,024,609
Best Buy Co., Inc.	54,436	2,532,363
Big 5 Sporting Goods Corp. (a)	2,427	46,477
Blockbuster, Inc. Class A (d)	4,800	38,544
Boise Cascade Corp.	15,277	478,017
Books-A-Million, Inc. (a)	4,300	29,799
Borders Group, Inc.	15,604	372,936
Brookstone Co., Inc. (a)	900	14,175
Building Material Holding Corp.	3,005	67,973
Burlington Coat Factory Warehouse Corp.	6,625	127,266
Cabela's, Inc. Class A (d)	7,700	197,120
Cache, Inc. (a)	2,805	37,699
CarMax, Inc. (a)	16,866	330,236
Casual Male Retail Group, Inc. (a)(d)	6,784	39,958
Charlotte Russe Holding, Inc. (a)	4,119	58,861
Charming Shoppes, Inc. (a)	18,327	125,723

	Shares	Value (Note 1)
Chico's FAS, Inc. (a)(d)	16,753	$ 685,198
Christopher & Banks Corp.	5,496	96,785
Circuit City Stores, Inc.	38,748	502,562
Claire's Stores, Inc.	17,479	425,439
Cole National Corp. Class A (a)	1,000	27,250
Cost Plus, Inc. (a)	3,425	117,341
CSK Auto Corp. (a)	7,080	83,119
Deb Shops, Inc.	1,991	45,496
Dick's Sporting Goods, Inc. (a)(d)	4,070	131,787
Dress Barn, Inc. (a)	3,940	65,286
E Com Ventures, Inc. (a)(d)	325	2,646
Electronics Boutique Holding Corp. (a)	3,500	106,855
Emerging Vision, Inc. (a)	3,800	684
Finish Line, Inc. Class A	3,064	88,887
Finlay Enterprises, Inc. (a)	2,500	46,900
Foot Locker, Inc.	24,525	548,624
GameStop Corp. Class A (a)	3,305	55,392
Gap, Inc.	150,700	2,824,118
Genesco, Inc. (a)	3,841	86,538
Goody's Family Clothing, Inc.	5,846	44,722
Group 1 Automotive, Inc. (a)	3,200	87,904
Guess?, Inc. (a)	8,485	128,802
Guitar Center, Inc. (a)	3,824	156,631
Gymboree Corp. (a)	4,858	70,490
Hancock Fabrics, Inc.	1,100	12,221
Haverty Furniture Companies, Inc.	3,675	62,218
Hibbett Sporting Goods, Inc. (a)	5,091	92,503
Hollywood Entertainment Corp. (a)	7,000	70,630
Home Depot, Inc.	380,996	13,929,214
Hot Topic, Inc. (a)(d)	6,951	104,960
Jo-Ann Stores, Inc. (a)	2,760	73,416
Jos. A. Bank Clothiers, Inc. (a)(d)	2,258	60,898
Kirkland's, Inc. (a)	2,250	17,325
Limited Brands, Inc.	83,753	1,681,760
Linens 'N Things, Inc. (a)	9,324	233,846
Lithia Motors, Inc. Class A (sub. vtg.)	1,827	38,824
Lowe's Companies, Inc.	133,987	6,659,154
Major Automotive Companies, Inc. (a)	850	850
Michaels Stores, Inc.	10,725	614,864
Monro Muffler Brake, Inc. (a)	1,650	33,891
Mothers Work, Inc. (a)	1,000	17,950
Movie Gallery, Inc.	5,200	93,548
O'Reilly Automotive, Inc. (a)	8,037	316,738
Office Depot, Inc. (a)	51,023	816,878
Pacific Sunwear of California, Inc. (a)	12,622	241,838
Party City Corp. (a)	1,200	16,224
Payless ShoeSource, Inc. (a)	8,583	99,563
PETCO Animal Supplies, Inc. (a)	13,427	444,702
PETsMART, Inc.	26,646	747,687
Pier 1 Imports, Inc.	16,312	283,013
Pomeroy IT Solutions, Inc.	2,861	37,164
RadioShack Corp.	29,220	787,187
Regis Corp.	7,865	321,914
Rent-A-Center, Inc. (a)	12,948	389,735
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Rent-Way, Inc. (a)	2,570	$ 18,761
Restoration Hardware, Inc. (a)	5,009	31,006
Rex Stores Corp. (a)	2,942	37,363
Ross Stores, Inc.	25,131	531,521
Select Comfort Corp. (a)	4,992	79,273
Sharper Image Corp. (a)(d)	1,984	35,613
Sherwin-Williams Co.	21,649	894,104
Shoe Carnival, Inc. (a)	2,589	29,696
Sonic Automotive, Inc. Class A (sub. vtg.)	3,200	66,560
Sport Chalet (a)	100	1,300
Sports Authority, Inc. (a)	3,198	67,894
Stage Stores, Inc. (a)	3,100	99,014
Staples, Inc.	82,998	2,380,383
Stein Mart, Inc. (a)	16,291	266,358
Talbots, Inc.	9,839	263,784
TBC Corp. (a)	4,122	89,695
The Bombay Company, Inc. (a)	3,834	21,087
The Buckle, Inc.	1,956	50,758
The Cato Corp. Class A (sub. vtg.)	3,646	77,113
The Children's Place Retail Stores, Inc. (a)	4,504	88,323
The Men's Wearhouse, Inc. (a)	5,332	149,296
The Pep Boys - Manny, Moe & Jack	11,581	184,138
Tiffany & Co., Inc.	24,981	773,162
TJX Companies, Inc.	82,370	1,742,949
Too, Inc. (a)	7,182	112,398
Toys 'R' Us, Inc. (a)	35,608	578,274
Tractor Supply Co. (a)	5,690	198,126
Trans World Entertainment Corp. (a)	2,900	28,913
Tweeter Home Entertainment Group, Inc. (a)	4,092	23,365
Ultimate Electronics, Inc. (a)(d)	2,716	6,410
United Auto Group, Inc.	10,417	252,404
Urban Outfitters, Inc. (a)	12,400	376,340
Weight Watchers International, Inc. (a)(d)	19,239	751,091
West Marine, Inc. (a)(d)	3,200	57,888
Wet Seal, Inc. Class A (a)(d)	4,800	5,952
Whitehall Jewellers, Inc. (a)	800	6,320
Williams-Sonoma, Inc. (a)	19,222	672,578
Wilsons Leather Experts, Inc. (a)(d)	3,977	23,464
YouthStream Media Networks, Inc. (a)	1,300	312
Zale Corp. (a)	11,364	291,146
Zones, Inc. (a)	4,000	11,360
		57,229,079
Textiles Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	400	3,400
Brown Shoe Co., Inc.	3,100	82,212
Candies, Inc. (a)(d)	6,400	17,664
Carter's, Inc.	7,863	219,849
Cherokee, Inc.	1,848	43,483
Coach, Inc. (a)	31,010	1,307,072
Columbia Sportswear Co. (a)	8,380	457,045

	Shares	Value (Note 1)
Deckers Outdoor Corp. (a)(d)	5,610	$ 164,710
DHB Industries, Inc. (a)(d)	8,958	113,498
Everlast Worldwide, Inc. (a)	1,000	4,000
Fossil, Inc. (a)	17,217	494,300
Jones Apparel Group, Inc.	20,095	717,191
K-Swiss, Inc. Class A	4,824	94,116
Kellwood Co.	3,485	127,203
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	3,406	91,894
Liz Claiborne, Inc.	21,110	803,658
Movado Group, Inc.	8,534	122,463
NIKE, Inc. Class B	45,730	3,443,926
Oshkosh B'Gosh, Inc. Class A	2,500	50,925
Oxford Industries, Inc.	2,650	107,219
Perry Ellis International, Inc. (a)(d)	1,632	36,867
Phillips-Van Heusen Corp.	11,149	224,764
Polo Ralph Lauren Corp. Class A	20,378	744,408
Polymer Group, Inc.:
Class A, warrants 3/4/10 (a)	6	0
Class B, warrants 3/4/10 (a)	6	0
Quaker Fabric Corp.	3,800	25,308
Quiksilver, Inc. (a)	13,581	295,387
Reebok International Ltd.	11,036	374,893
Russell Corp.	3,346	59,760
Samsonite Corp. (a)(d)	1,446	1,663
Saucony, Inc. Class B	1,960	45,394
Skechers U.S.A., Inc. Class A (a)	3,466	46,098
Steven Madden Ltd. (a)	2,732	49,859
Stride Rite Corp.	7,198	71,116
Superior Uniform Group, Inc.	1,000	13,700
Tarrant Apparel Group (a)(d)	2,700	2,997
Timberland Co. Class A (a)	6,317	352,804
Tropical Sportswear International Corp. (a)(d)	100	123
Unifi, Inc. (a)	6,069	11,592
Unifirst Corp.	1,100	31,603
VF Corp.	17,134	845,392
Warnaco Group, Inc. (a)	13,384	269,554
Wolverine World Wide, Inc.	11,292	272,363
		12,241,473
TOTAL CONSUMER DISCRETIONARY		288,605,946
CONSUMER STAPLES - 9.2%
Beverages - 2.0%
Adolph Coors Co. Class B	6,645	455,116
Anheuser-Busch Companies, Inc.	133,930	7,071,504
Boston Beer Co., Inc. Class A (a)	600	13,056
Brown-Forman Corp. Class B (non-vtg.)	17,928	851,401
Chalone Wine Group, Ltd. (a)(d)	200	2,078
Coca-Cola Bottling Co. Consolidated	921	51,880
Coca-Cola Enterprises, Inc.	79,590	1,643,534
Constellation Brands, Inc. Class A (sub. vtg.) (a)	14,498	533,091
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Beverages - continued
National Beverage Corp.	6,246	$ 52,154
Pepsi Bottling Group, Inc.	43,703	1,170,803
PepsiAmericas, Inc.	25,058	497,151
PepsiCo, Inc.	289,503	14,475,150
Robert Mondavi Corp. Class A (a)	2,200	90,442
The Coca-Cola Co.	415,163	18,561,938
		45,469,298
Food & Staples Retailing - 2.8%
7-Eleven, Inc. (a)	19,494	376,624
Albertsons, Inc. (d)	59,645	1,466,074
Arden Group, Inc. Class A (d)	100	8,200
BJ's Wholesale Club, Inc. (a)(d)	13,256	335,642
Casey's General Stores, Inc.	9,700	160,147
Central European Distribution Corp. (a)(d)	2,633	64,482
Chronimed, Inc. (a)	2,717	18,122
Costco Wholesale Corp.	80,626	3,319,372
CVS Corp.	66,120	2,644,800
Ingles Markets, Inc. Class A	14,283	162,683
Kroger Co. (a)	121,882	2,014,709
Longs Drug Stores Corp.	5,400	131,112
Nash-Finch Co.	2,266	66,915
NeighborCare, Inc. (a)	11,330	287,669
Pathmark Stores, Inc. (a)	6,814	48,243
Performance Food Group Co. (a)	10,696	235,312
Pricesmart, Inc. (a)	400	3,524
Rite Aid Corp. (a)	86,643	381,229
Ruddick Corp.	6,300	120,141
Safeway, Inc. (a)	73,165	1,477,933
Smart & Final, Inc. (a)	14,273	232,793
SUPERVALU, Inc.	22,013	580,263
Sysco Corp.	107,735	3,462,603
The Great Atlantic & Pacific Tea Co. (a)	4,583	29,606
The Pantry, Inc. (a)	2,125	41,353
Topps Co., Inc.	9,720	91,076
United Natural Foods, Inc. (a)	7,198	178,222
Wal-Mart Stores, Inc.	729,940	38,445,940
Walgreen Co.	172,866	6,300,966
Weis Markets, Inc.	5,000	167,600
Whole Foods Market, Inc.	9,904	769,838
Wild Oats Markets, Inc. (a)	6,075	53,642
Winn-Dixie Stores, Inc. (d)	18,329	76,432
		63,753,267
Food Products - 1.3%
Alico, Inc.	200	8,800
American Italian Pasta Co. Class A (d)	2,600	70,330
Archer-Daniels-Midland Co.	107,610	1,718,532
Bridgford Foods Corp.	400	3,400
Campbell Soup Co.	73,902	1,918,496
Central Garden & Pet Co. Class A (a)	2,692	84,367

	Shares	Value (Note 1)
Chiquita Brands International, Inc. (a)	6,587	$ 124,099
ConAgra Foods, Inc.	89,561	2,346,498
Corn Products International, Inc.	4,952	228,535
Dean Foods Co. (a)	24,631	913,071
Del Monte Foods Co. (a)	39,812	420,017
Delta & Pine Land Co.	5,545	140,898
Farmer Brothers Co.	3,020	75,500
Flowers Foods, Inc.	9,722	245,675
Fresh Del Monte Produce, Inc.	13,141	340,615
Gardenburger, Inc. (a)(d)	400	72
General Mills, Inc.	62,950	2,974,388
Genesee Corp. (non-vtg.) Class B	100	205
Green Mountain Coffee Roasters, Inc. (a)	1,900	38,589
H.J. Heinz Co.	57,770	2,190,061
Hain Celestial Group, Inc. (a)	5,368	94,208
Hershey Foods Corp.	40,780	1,968,858
Hines Horticulture, Inc. (a)	800	2,376
Hormel Foods Corp.	21,424	572,021
Interstate Bakeries Corp. (d)	7,500	38,775
J&J Snack Foods Corp. (a)	533	22,908
John B. Sanfilippo & Son, Inc. (a)	2,483	70,269
Kellogg Co.	70,094	2,942,546
Kraft Foods, Inc. Class A	45,273	1,416,139
Lancaster Colony Corp.	8,413	347,289
Lance, Inc.	5,263	80,261
M&F Worldwide Corp. (a)	500	6,650
Maui Land & Pineapple, Inc. (a)	300	9,075
McCormick & Co., Inc. (non-vtg.)	20,733	695,592
Northland Cranberries, Inc. Class A (a)	50	29
Omega Protein Corp. (a)	6,170	52,322
Peet's Coffee & Tea, Inc. (a)	1,835	42,022
Pilgrims Pride Corp. Class B	14,057	357,329
Ralcorp Holdings, Inc. (a)	4,181	152,314
Riviana Foods, Inc.	2,310	61,215
Sanderson Farms, Inc.	3,415	116,759
Sara Lee Corp.	132,804	2,938,953
Seaboard Corp.	100	53,205
Seneca Foods Group Class A (a)	2,162	39,457
Smithfield Foods, Inc. (a)	18,932	486,552
Tasty Baking Co.	200	1,598
The J.M. Smucker Co.	10,136	466,053
Tootsie Roll Industries, Inc.	10,813	333,473
Tyson Foods, Inc. Class A	60,164	991,503
Wm. Wrigley Jr. Co.	37,113	2,302,119
Zapata Corp. (a)	110	6,804
		30,510,822
Household Products - 1.6%
Church & Dwight Co., Inc.	9,498	427,125
Clorox Co.	34,680	1,832,491
Colgate-Palmolive Co.	89,343	4,824,522
Energizer Holdings, Inc. (a)	12,974	536,345
Kimberly-Clark Corp.	84,343	5,625,678
Oil-Dri Corp. of America	600	8,970
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	438,011	$ 24,515,476
Rayovac Corp. (a)	5,900	135,641
WD-40 Co.	2,748	78,538
		37,984,786
Personal Products - 0.6%
Alberto-Culver Co.	16,018	773,509
Avon Products, Inc.	81,659	3,607,695
Chattem, Inc. (a)	3,200	97,568
Del Laboratories, Inc. (a)	2,001	66,833
Elizabeth Arden, Inc. (a)	4,552	93,726
Estee Lauder Companies, Inc. Class A	20,631	906,732
First Years, Inc.	2,500	46,125
Gillette Co.	169,214	7,191,595
Inter Parfums, Inc.	4,303	52,152
Mannatech, Inc. (d)	5,836	67,698
Nature's Sunshine Products, Inc.	700	10,353
NBTY, Inc. (a)	12,135	290,391
Nu Skin Enterprises, Inc. Class A (d)	14,283	368,787
Playtex Products, Inc. (a)	8,800	57,464
Revlon, Inc. Class A (a)	7,600	20,292
USANA Health Sciences, Inc. (a)(d)	2,090	60,819
		13,711,739
Tobacco - 0.9%
Altria Group, Inc.	347,922	17,030,782
DIMON, Inc.	4,909	28,178
Reynolds American, Inc.	25,743	1,943,597
Standard Commercial Corp. (d)	3,014	46,114
Star Scientific, Inc. (a)(d)	14,579	74,790
Universal Corp.	5,248	236,842
UST, Inc.	24,969	1,001,756
Vector Group Ltd. (d)	7,574	126,789
		20,488,848
TOTAL CONSUMER STAPLES		211,918,760
ENERGY - 6.5%
Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc. (a)	3,200	133,664
Baker Hughes, Inc.	52,002	2,045,239
BJ Services Co.	28,614	1,374,903
Cal Dive International, Inc. (a)	6,100	182,207
Carbo Ceramics, Inc.	1,989	127,992
Cooper Cameron Corp. (a)	8,685	442,327
Diamond Offshore Drilling, Inc. (d)	22,816	579,983
Dril-Quip, Inc. (a)	3,228	64,044
ENSCO International, Inc.	23,391	682,082
FMC Technologies, Inc. (a)	9,494	291,656
Global Industries Ltd. (a)	17,511	93,684
GlobalSantaFe Corp.	41,842	1,166,555
Grant Prideco, Inc. (a)	26,441	483,077

	Shares	Value (Note 1)
Grey Wolf, Inc. (a)	22,900	$ 97,325
Gulf Island Fabrication, Inc.	300	5,988
Gulfmark Offshore, Inc. (a)	3,800	57,836
Halliburton Co.	78,532	2,290,778
Hanover Compressor Co. (a)	10,936	126,092
Helmerich & Payne, Inc.	12,383	320,224
Horizon Offshore, Inc. (a)(d)	5,560	3,114
Hydril Co. (a)	4,200	150,150
Input/Output, Inc. (a)(d)	3,500	34,440
Key Energy Services, Inc. (a)	32,022	323,102
Lone Star Technologies, Inc. (a)	3,400	104,448
Lufkin Industries, Inc.	100	3,240
Matrix Service Co. (a)	6,459	29,001
Maverick Tube Corp. (a)	11,228	332,573
Metretek Technologies, Inc. (a)	2,900	4,350
Mitcham Industries, Inc. (a)	1,500	7,275
Nabors Industries Ltd. (a)	23,233	1,024,575
National-Oilwell, Inc. (a)	17,682	528,692
Newpark Resources, Inc. (a)	8,477	48,319
Noble Corp. (a)	18,506	744,311
NS Group, Inc. (a)	1,693	25,395
Oceaneering International, Inc. (a)	4,600	147,292
Offshore Logistics, Inc. (a)	4,200	125,160
Oil States International, Inc. (a)	10,711	172,447
Parker Drilling Co. (a)	18,231	59,068
Patterson-UTI Energy, Inc.	28,216	488,701
Pride International, Inc. (a)(d)	23,839	437,684
Rowan Companies, Inc. (a)	17,944	436,398
RPC, Inc.	7,200	109,080
Schlumberger Ltd. (NY Shares)	97,802	6,044,164
Seabulk International, Inc. (a)	12,548	112,054
SEACOR SMIT, Inc. (a)	2,507	108,227
Smith International, Inc. (a)	16,289	928,147
Superior Energy Services, Inc. (a)	11,200	125,328
T-3 Energy Services, Inc. (a)	10	58
TETRA Technologies, Inc. (a)	3,397	91,889
Tidewater, Inc.	10,547	307,761
TODCO Class A	17,859	275,564
Transocean, Inc. (a)	53,626	1,646,318
Trico Marine Services, Inc. (a)(d)	1,000	260
Unit Corp. (a)	11,621	364,899
Universal Compression Holdings, Inc. (a)	4,900	160,769
Varco International, Inc. (a)	18,147	440,609
Veritas DGC, Inc. (a)(d)	6,200	145,266
W-H Energy Services, Inc. (a)	5,400	102,168
Weatherford International Ltd. (a)	23,653	1,096,080
		27,854,032
Oil & Gas - 5.3%
Amerada Hess Corp.	15,684	1,262,562
Anadarko Petroleum Corp.	42,433	2,512,882
Apache Corp.	51,380	2,296,172
Ashland, Inc.	14,139	727,169
ATP Oil & Gas Corp. (a)(d)	5,038	44,435
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Berry Petroleum Co. Class A	3,951	$ 122,165
BP Prudhoe Bay Royalty Trust (d)	4,643	157,258
Brigham Exploration Co. (a)	18,871	153,799
Buckeye Partners LP	5,644	236,201
Burlington Resources, Inc.	62,692	2,271,331
Cabot Oil & Gas Corp. Class A	5,400	218,214
Callon Petroleum Co. (a)	3,030	34,875
Chesapeake Energy Corp.	37,251	526,357
ChevronTexaco Corp.	182,819	17,824,853
Cimarex Energy Co. (a)	6,260	187,362
Clayton Williams Energy, Inc. (a)(d)	2,180	38,848
Comstock Resources, Inc. (a)	3,938	72,577
ConocoPhillips	115,898	8,626,288
Cross Timbers Royalty Trust (d)	2,669	79,536
Crosstex Energy, Inc. (d)	4,684	174,479
Delta Petroleum Corp. (a)(d)	14,446	159,484
Denbury Resources, Inc. (a)	8,300	181,770
Devon Energy Corp.	40,311	2,612,556
Dorchester Minerals LP	4,673	94,348
El Paso Corp.	123,507	1,010,287
Enbridge Energy Management LLC	1,777	76,820
Encore Acquisition Co. (a)	7,052	196,751
Energy Partners Ltd. (a)	5,816	88,927
Enterprise Products Partners LP (d)	36,130	805,338
EOG Resources, Inc.	18,359	1,060,599
Evergreen Resources, Inc. (a)	8,674	342,189
Exxon Mobil Corp.	1,109,833	51,163,301
Forest Oil Corp. (a)	10,749	280,011
Frontier Oil Corp.	4,809	98,200
FX Energy, Inc. (a)(d)	12,906	111,895
General Maritime Corp. (a)	10,799	294,597
Giant Industries, Inc. (a)	100	2,230
GSV, Inc. (a)(d)	980	353
Harken Energy Corp. (a)(d)	1,536	722
Harvest Natural Resources, Inc. (a)	15,657	207,925
Holly Corp.	12,202	249,897
Houston Exploration Co. (a)	4,555	233,899
Hugoton Royalty Trust	11,886	288,236
Kaneb Services LLC	900	26,586
KCS Energy, Inc. (a)	6,641	83,345
Kerr-McGee Corp.	26,402	1,393,498
KFX, Inc. (a)(d)	8,958	60,914
Kinder Morgan Management LLC	8,795	341,862
Kinder Morgan, Inc.	20,517	1,241,279
Magellan Midstream Partners LP	3,043	159,149
Magnum Hunter Resources, Inc. (a)	12,800	130,432
Marathon Oil Corp.	57,487	2,085,053
Maritrans, Inc.	2,243	33,780
McMoRan Exploration Co. (a)(d)	3,291	46,041
Meridian Resource Corp. (a)	8,874	67,354
Mission Resources Corp. (a)	5,500	25,795

	Shares	Value (Note 1)
Murphy Oil Corp.	17,132	$ 1,293,637
National Energy Group, Inc. (a)	71	117
Newfield Exploration Co. (a)	8,196	453,649
Noble Energy, Inc.	9,567	492,509
Occidental Petroleum Corp.	63,994	3,305,290
OMI Corp.	11,639	148,048
Overseas Shipholding Group, Inc.	5,794	249,142
Pacific Energy Partners LP (d)	3,163	89,481
Patina Oil & Gas Corp.	10,686	286,064
Penn Virginia Corp.	4,000	137,840
Petroleum Development Corp. (a)	3,048	94,579
Pioneer Natural Resources Co.	22,180	741,921
Plains Exploration & Production Co. (a)	11,605	225,253
Pogo Producing Co.	9,412	413,940
Premcor, Inc. (a)	18,302	613,666
Quicksilver Resources, Inc. (a)	7,400	208,458
Range Resources Corp.	12,732	190,980
Remington Oil & Gas Corp. (a)	4,835	119,715
Resource America, Inc. Class A	2,300	50,600
Southwestern Energy Co. (a)	7,000	248,990
Spinnaker Exploration Co. (a)	4,627	157,966
St. Mary Land & Exploration Co.	5,600	195,384
Stone Energy Corp. (a)	5,142	213,907
Sunoco Logistics Partners LP	2,343	90,229
Sunoco, Inc.	14,427	887,261
Swift Energy Co. (a)	2,800	56,980
Syntroleum Corp. (a)	1,600	8,096
TC Pipelines LP	3,233	112,990
TEPPCO Partners LP (d)	9,330	372,174
Tesoro Petroleum Corp. (a)	16,155	382,550
TransMontaigne, Inc. (a)	6,401	43,143
Ultra Petroleum Corp. (a)	13,335	554,069
Unocal Corp.	42,926	1,602,857
Valero Energy Corp.	22,597	1,492,080
Valero LP	2,200	117,370
Vintage Petroleum, Inc.	9,637	158,047
Western Gas Resources, Inc.	15,332	428,069
Whiting Petroleum Corp. New	7,673	181,160
Williams Companies, Inc.	87,698	1,042,729
World Fuel Services Corp.	1,825	64,204
XTO Energy, Inc.	42,683	1,196,831
		121,544,761
TOTAL ENERGY		149,398,793
FINANCIALS - 22.1%
Capital Markets - 2.4%
A.G. Edwards, Inc.	13,554	471,408
Affiliated Managers Group, Inc. (a)(d)	5,562	272,816
Ameritrade Holding Corp. (a)	69,010	786,024
Apollo Investment Corp.	13,035	182,881
Bank of New York Co., Inc.	135,868	4,048,866
Bear Stearns Companies, Inc.	16,769	1,474,330
BlackRock, Inc. Class A	2,436	178,047
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	243,822	$ 2,304,118
E*TRADE Financial Corp. (a)	59,757	703,937
Eaton Vance Corp. (non-vtg.)	11,464	460,280
Federated Investors, Inc. Class B (non-vtg.)	17,786	513,126
Franklin Resources, Inc.	41,230	2,196,322
Gabelli Asset Management, Inc. Class A (d)	600	24,426
Goldman Sachs Group, Inc.	81,407	7,298,138
Greenhill & Co., Inc. (d)	10,519	215,114
Harris & Harris Group, Inc. (a)	4,019	35,970
Investment Technology Group, Inc. (a)	7,091	97,359
Investment Technology Group, Inc. rights 12/31/03 (a)	1,200	0
Investors Financial Services Corp. (d)	11,680	541,718
Janus Capital Group, Inc.	40,536	556,965
JB Oxford Holdings, Inc. (a)	1,310	1,821
Jefferies Group, Inc.	8,546	286,376
Knight Trading Group, Inc. (a)	16,921	153,304
LaBranche & Co., Inc. (d)	8,974	73,587
Legg Mason, Inc.	11,412	920,720
Lehman Brothers Holdings, Inc.	46,694	3,450,220
MCG Capital Corp.	6,400	110,720
Mellon Financial Corp.	70,996	2,048,945
Merrill Lynch & Co., Inc.	164,723	8,412,404
Morgan Stanley	188,749	9,575,237
National Financial Partners Corp.	5,826	200,414
Northern Trust Corp.	36,216	1,559,099
Nuveen Investments, Inc. Class A	17,688	504,108
Olympic Cascade Financial Corp. (a)	1,200	900
Paulson Capital Corp.	1,300	7,358
Piper Jaffray Companies (a)	2,772	119,473
Raymond James Financial, Inc.	14,380	348,284
SEI Investments Co.	17,228	563,011
Siebert Financial Corp. (a)	2,700	9,504
State Street Corp.	56,338	2,543,097
Stifel Financial Corp. (a)(d)	1,000	27,310
SWS Group, Inc.	2,406	35,248
T. Rowe Price Group, Inc.	21,037	1,041,963
TradeStation Group, Inc. (a)	3,740	23,562
Waddell & Reed Financial, Inc. Class A	14,998	326,057
Westwood Holdings Group, Inc.	601	11,521
		54,716,088
Commercial Banks - 6.1%
1st Source Corp.	4,009	101,227
ABC Bancorp	5,300	96,195
Abigail Adams National Bancorp, Inc.	275	4,590
Alabama National Bancorp, Delaware	2,924	174,738
Amcore Financial, Inc.	3,800	106,856
American Pacific Bank of Oregon Class B (a)	880	7,920

	Shares	Value (Note 1)
AmSouth Bancorp.	56,140	$ 1,462,447
Arrow Financial Corp. (d)	1,386	41,303
Associated Banc-Corp.	14,019	438,795
BancFirst Corp.	820	49,946
BancorpSouth, Inc.	11,587	259,549
BancTrust Financial Group, Inc.	4,088	73,502
Bank of America Corp.	693,900	31,211,622
Bank of Granite Corp.	2,038	38,722
Bank of Hawaii Corp.	8,900	422,572
Bank of the Ozarks, Inc.	1,836	48,103
Banknorth Group, Inc.	25,791	876,120
Banner Corp.	1,809	51,484
Bar Harbor Bankshares	2,825	76,275
Bay View Capital Corp.	461	8,524
BB&T Corp.	93,243	3,728,788
BOK Financial Corp. (a)	9,908	425,053
Boston Private Financial Holdings, Inc.	4,669	113,737
Bryn Mawr Bank Corp. (d)	1,800	36,432
BWC Financial Corp.	2,951	62,561
Camden National Corp.	1,270	41,275
Capital City Bank Group, Inc.	2,368	92,020
Capital Corp. of the West	1,041	41,015
Capitol Bancorp Ltd.	2,475	71,206
Cascade Bancorp (d)	3,352	58,325
Cathay General Bancorp	4,508	314,072
Cavalry Bancorp, Inc. (d)	2,931	46,896
CB Bancshares, Inc.	643	60,841
Center Bancorp, Inc. (d)	3,855	47,031
Central Coast Bancorp (a)	2,539	49,511
Central Pacific Financial Corp.	1,441	40,276
Charter One Financial, Inc.	38,893	1,729,572
Chemical Financial Corp.	2,863	98,230
Chittenden Corp.	6,609	237,263
Citizens Banking Corp.	6,600	211,134
City Holding Co.	3,000	93,990
City National Corp.	8,532	562,941
CoBiz, Inc.	11,206	174,253
Colonial Bancgroup, Inc.	27,837	561,751
Columbia Bancorp	1,731	50,061
Columbia Banking Systems, Inc.	2,866	64,743
Comerica, Inc.	27,359	1,645,644
Commerce Bancorp, Inc., New Jersey (d)	14,166	743,290
Commerce Bancshares, Inc.	9,204	444,829
Commercial Bankshares, Inc.	2,566	74,927
Commercial National Financial Corp., Pennsylvania	2,005	51,629
Community Bank of Northern Virginia (d)	2,404	34,137
Community Bank System, Inc.	8,054	205,780
Community Banks, Inc. (d)	1,720	47,592
Community Capital Corp.	420	9,660
Community First Bankshares, Inc.	6,200	199,454
Community Trust Bancorp, Inc.	1,711	51,604
Compass Bancshares, Inc.	19,262	890,868
Cullen/Frost Bankers, Inc.	9,151	411,703
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
CVB Financial Corp.	9,167	$ 198,649
East West Bancorp, Inc.	8,442	305,854
Eastern Virgina Bankshares, Inc.	800	17,640
Exchange National Bancshares, Inc. (d)	1,200	35,520
Farmers Capital Bank Corp.	1,141	37,790
Fidelity Southern Corp.	2,900	41,905
Fifth Third Bancorp	96,813	4,822,256
Financial Institutions, Inc.	1,679	37,244
First Bancorp, North Carolina (d)	1,504	48,835
First Bancorp, Puerto Rico	9,132	419,707
First Charter Corp.	3,200	73,952
First Citizen Bancshares, Inc.	1,629	190,609
First Commonwealth Financial Corp.	20,769	279,966
First Community Bancorp, California	2,500	101,775
First Financial Bancorp, Ohio	7,077	127,386
First Financial Bankshares, Inc.	1,829	74,788
First Financial Corp., Indiana	1,612	49,972
First Horizon National Corp.	18,049	820,688
First Indiana Corp.	1,970	37,332
First M&F Corp. (d)	1,057	35,410
First Merchants Corp.	1,449	35,443
First Midwest Bancorp, Inc., Delaware	6,950	239,289
First National Bankshares of Florida, Inc.	14,796	368,124
First Oak Brook Bancshares, Inc.	1,645	48,528
First Republic Bank, California	1,237	55,405
First State Bancorp.	3,992	117,764
First United Corp.	2,940	60,270
FirstMerit Corp.	17,918	471,960
Flag Financial Corp. (d)	3,365	45,226
FNB Corp., North Carolina	2,400	42,864
FNB Corp., Pennsylvania	12,504	267,085
FNB Corp., Virginia (d)	1,239	33,032
FNB Financial Services Corp.	3,533	63,311
Foothill Independent Bancorp	3,635	81,206
Frontier Financial Corp., Washington	2,065	71,656
Fulton Financial Corp.	22,169	468,431
Glacier Bancorp, Inc.	2,945	82,990
Gold Banc Corp., Inc.	5,188	80,414
Great Southern Bancorp, Inc.	6,638	213,943
Greater Bay Bancorp	7,500	213,525
Greater Community Bancorp	2,836	40,526
Hancock Holding Co.	5,700	177,042
Hanmi Financial Corp.	8,486	272,231
Harleysville National Corp., Pennsylvania (d)	6,055	145,502
Heritage Commerce Corp. (a)	1,957	29,512
HF Financial Corp.	2,423	38,162
Hibernia Corp. Class A	25,905	695,549
Hudson United Bancorp	6,391	231,418
Huntington Bancshares, Inc.	37,656	928,974
IBERIABANK Corp.	2,000	112,340

	Shares	Value (Note 1)
Independent Bank Corp., Massachusetts	2,103	$ 62,964
Independent Bank Corp., Michigan	4,791	123,512
Integra Bank Corp.	5,300	108,491
Interchange Financial Services Corp.	5,200	126,360
International Bancshares Corp.	8,542	281,544
Irwin Financial Corp. (d)	5,100	131,223
KeyCorp	68,196	2,137,945
Leesport Financial Corp.	1,155	25,295
LSB Bancshares, Inc.	2,300	37,260
M&T Bank Corp.	19,167	1,820,482
Main Street Banks, Inc. (d)	4,100	114,390
Marshall & Ilsley Corp.	35,361	1,417,269
MB Financial, Inc.	7,698	289,291
Mercantile Bankshares Corp.	11,697	556,777
Merchants Bancshares, Inc.	1,800	48,852
Mid-State Bancshares	3,712	90,573
Midsouth Bancorp, Inc.	1,862	62,936
Midwest Banc Holdings, Inc.	3,643	68,488
Nara Bancorp, Inc.	1,600	32,672
National City Corp.	110,709	4,183,693
National Commerce Financial Corp.	36,345	1,222,646
National Penn Bancshares, Inc.	2,886	86,897
NBT Bancorp, Inc.	10,179	227,093
North Fork Bancorp, Inc., New York	28,551	1,197,429
North Valley Bancorp	4,421	70,736
Northern States Financial Corp. (d)	1,100	30,652
Northrim Bancorp, Inc.	2,594	55,252
Northway Financial, Inc.	400	12,688
NSD Bancorp, Inc. (d)	1,102	25,357
Old National Bancorp	14,745	367,298
Old Second Bancorp, Inc.	3,608	97,308
Omega Financial Corp. (d)	2,597	84,792
Oriental Financial Group, Inc.	3,257	87,906
Pacific Capital Bancorp	7,644	218,466
Park National Corp.	2,955	366,006
Peoples Bancorp, Inc.	1,390	35,779
Peoples Financial Corp., Mississippi	2,598	46,115
Peoples Holding Co.	2,040	67,320
PNC Financial Services Group, Inc.	45,719	2,453,739
Popular, Inc.	38,972	943,122
Princeton National Bancorp, Inc.	2,475	72,765
PrivateBancorp, Inc.	2,164	63,643
Prosperity Bancshares, Inc.	3,292	85,329
Provident Bankshares Corp.	6,659	210,891
Regions Financial Corp. New	79,725	2,574,320
Republic Bancorp, Inc.	10,803	158,912
Republic Bancorp, Inc. Class A	3,374	74,228
Riggs National Corp.	7,400	173,900
Royal Bancshares of Pennsylvania, Inc. Class A (d)	2,408	55,986
S&T Bancorp, Inc.	4,720	165,719
S.Y. Bancorp, Inc.	2,079	49,064
Sandy Spring Bancorp, Inc.	1,482	49,202
Santander Bancorp	11,429	278,068
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Seacoast Banking Corp., Florida	4,400	$ 96,008
Shore Bancshares, Inc.	1,921	55,037
Signature Bank, New York (d)	8,880	236,386
Silicon Valley Bancshares (a)	6,600	246,510
Simmons First National Corp. Class A (d)	1,653	41,011
Sky Financial Group, Inc.	21,533	528,850
South Financial Group, Inc.	10,159	288,922
SouthTrust Corp.	53,018	2,192,294
Southwest Bancorp of Texas, Inc.	10,000	210,800
State Bancorp, Inc., New York	3,087	68,192
Sterling Bancorp, New York	2,186	61,470
Sterling Bancshares, Inc.	6,070	81,581
Sterling Financial Corp., Pennsylvania	4,625	113,081
Suffolk Bancorp	1,444	44,186
Summit Bancshares, Inc.	1,469	46,256
Summit Financial Corp.	1,785	33,326
Sun Bancorp, Inc.	1,200	26,580
Sun Bancorp, Inc., New Jersey (a)	2,617	56,527
SunTrust Banks, Inc.	45,519	3,099,844
Susquehanna Bancshares, Inc., Pennsylvania	7,829	187,896
SVB Financial Services, Inc. (a)	363	6,716
Synovus Financial Corp.	51,148	1,299,159
TCF Financial Corp. (d)	12,239	778,523
Texas Capital Bancshares, Inc.	11,132	188,465
Texas Regional Bancshares, Inc. Class A	7,029	205,528
TIB Financial Corp.	900	18,522
Tompkins Trustco, Inc.	999	44,875
Trico Bancshares	2,400	45,600
Trustco Bank Corp., New York	15,309	199,017
Trustmark Corp.	9,000	269,820
U.S. Bancorp, Delaware	322,348	9,509,266
UCBH Holdings, Inc.	9,842	395,156
UMB Financial Corp.	5,486	264,700
Umpqua Holdings Corp.	12,788	295,786
Union Bankshares Corp.	1,262	39,122
UnionBanCal Corp.	22,491	1,337,315
United Bankshares, Inc., West Virginia	6,300	208,908
United Community Banks, Inc., Georgia	5,100	120,360
Unizan Financial Corp.	2,881	79,660
USB Holding Co., Inc.	2,670	58,767
Vail Banks, Inc. (d)	500	6,845
Valley National Bancorp	18,354	475,002
Wachovia Corp.	221,238	10,378,275
Washington Banking Co., Oak Harbor	3,282	47,753
Washington Trust Bancorp, Inc.	2,572	63,400
Wells Fargo & Co.	284,415	16,709,381
WesBanco, Inc.	2,250	62,325
West Coast Bancorp, Oregon	3,534	72,588
Westamerica Bancorp.	4,900	258,426

	Shares	Value (Note 1)
Westbank Corp.	1,365	$ 28,883
Westcorp	6,678	274,265
Whitney Holding Corp.	6,100	251,320
Wilmington Trust Corp., Delaware	12,319	457,528
Wintrust Financial Corp.	4,350	238,728
Yardville National Bancorp	1,968	56,954
Zions Bancorp	12,696	790,707
		139,544,631
Consumer Finance - 1.1%
ACE Cash Express, Inc. (a)	5,157	141,096
Advanta Corp. Class A	2,600	58,373
American Express Co.	216,186	10,813,624
AmeriCredit Corp. (a)	27,597	577,053
Capital One Financial Corp.	40,611	2,751,801
Cash America International, Inc.	3,459	80,041
CompuCredit Corp. (a)	7,490	140,887
Consumer Portfolio Services, Inc. (a)	2,400	10,656
Credit Acceptance Corp. (a)(d)	4,532	84,839
Equitex, Inc. (a)	3,100	1,984
First Cash Financial Services, Inc. (a)	4,887	94,026
First Marblehead Corp.	13,172	544,926
MBNA Corp.	216,848	5,234,711
Metris Companies, Inc.	8,652	70,773
MoneyGram International, Inc.	17,593	293,803
Nelnet, Inc. Class A	15,393	359,734
Providian Financial Corp.	46,356	669,381
Rewards Network, Inc. (a)	2,360	16,638
SLM Corp.	75,444	2,943,825
Student Loan Corp.	3,335	479,406
United Panam Financial Corp. (a)	2,332	35,959
WFS Financial, Inc. (a)	7,516	341,001
World Acceptance Corp. (a)	3,244	72,439
		25,816,976
Diversified Financial Services - 3.2%
Alliance Capital Management Holding LP (d)	12,460	427,004
CapitalSource, Inc. (d)	24,704	503,715
Chicago Mercantile Exchange Holdings, Inc. Class A (d)	5,779	769,358
CIT Group, Inc.	35,671	1,274,882
Citigroup, Inc.	877,222	40,861,001
Encore Capital Group, Inc. (a)	9,436	159,280
eSpeed, Inc. Class A (a)	4,755	47,550
Financial Federal Corp. (a)	3,300	109,758
Finova Group, Inc. (a)	3,400	272
First Albany Companies, Inc.	1,530	13,342
GATX Corp.	6,600	178,002
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
Instinet Group, Inc. (a)	79,121	390,858
J.P. Morgan Chase & Co.	604,300	23,918,194
Leucadia National Corp.	10,851	585,954
Medallion Financial Corp.	100	850
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
MicroFinancial, Inc. (a)	100	$ 350
Moody's Corp.	24,387	1,671,973
Principal Financial Group, Inc.	56,487	1,960,664
Starbiz Corp.	3	0
Waterside Capital Corp. (a)	1,100	5,280
Winfield Capital Corp. (a)	1,500	495
		72,878,782
Insurance - 4.9%
21st Century Holding Co. (d)	829	12,228
21st Century Insurance Group	12,491	163,257
AFLAC, Inc.	85,286	3,419,969
Alfa Corp.	13,600	188,360
Allmerica Financial Corp. (a)	10,400	301,600
Allstate Corp.	116,723	5,510,493
AMBAC Financial Group, Inc.	16,275	1,228,763
American Equity Investment Life Holding Co.	6,025	55,129
American Financial Group, Inc., Ohio	12,444	366,476
American Independence Corp. (a)	587	8,899
American International Group, Inc.	443,106	31,566,871
American Medical Securities Group, Inc. (a)	2,500	56,350
American National Insurance Co.	5,664	538,080
American Physicians Capital, Inc. (a)	2,003	55,042
AmerUs Group Co. (d)	8,791	350,409
Aon Corp.	53,518	1,388,792
Arch Capital Group Ltd. (a)	8,084	295,874
Argonaut Group, Inc. (a)	3,000	55,020
Arthur J. Gallagher & Co.	14,748	469,871
Assurant, Inc.	21,567	572,388
Atlantic American Corp. (a)	100	300
Baldwin & Lyons, Inc. Class B (d)	3,450	87,216
Berkshire Hathaway, Inc. Class A (a)	194	16,878,000
Bristol West Holdings, Inc.	11,187	184,921
Brown & Brown, Inc.	12,690	569,781
Ceres Group, Inc. (a)	9,011	48,750
Cincinnati Financial Corp.	27,419	1,106,357
Citizens Financial Corp., Kentucky (a)	200	1,554
Citizens, Inc. Class A (a)(d)	7,498	44,988
Clark, Inc. (a)	1,340	18,023
CNA Financial Corp. (a)	47,320	1,140,412
CNA Surety Corp. (a)	8,543	88,847
Commerce Group, Inc., Massachusetts	4,770	228,722
Conseco, Inc. (a)(d)	24,969	424,473
Cotton States Life Insurance Co.	500	9,750
Crawford & Co. Class B (d)	10,194	51,072
Danielson Holding Corp. (a)	10,500	63,000
Delphi Financial Group, Inc. Class A	4,410	173,401
Donegal Group, Inc. Class B	2,024	37,950
EMC Insurance Group (d)	2,920	54,458
Erie Indemnity Co. Class A	10,388	516,699

	Shares	Value (Note 1)
FBL Financial Group, Inc. Class A	4,209	$ 108,803
Fidelity National Financial, Inc.	27,267	1,026,603
First Acceptance Corp. (a)	3,950	27,295
First American Corp., California	15,664	453,786
FPIC Insurance Group, Inc. (a)(d)	1,648	39,404
Gainsco, Inc. (a)	1,500	1,200
Genworth Financial, Inc. Class A	88,443	2,010,309
Great American Financial Resources, Inc.	13,737	217,457
Harleysville Group, Inc.	3,500	69,510
Hartford Financial Services Group, Inc.	47,433	2,901,002
HCC Insurance Holdings, Inc.	9,288	270,281
Hilb Rogal & Hobbs Co.	6,901	234,910
Horace Mann Educators Corp.	4,500	76,365
Independence Holding Co.	2,448	46,488
Infinity Property & Casualty Corp.	3,044	83,466
Investors Title Co.	1,058	31,010
Jefferson-Pilot Corp.	20,848	998,619
Kansas City Life Insurance Co.	1,100	44,747
LandAmerica Financial Group, Inc.	2,238	96,324
Lincoln National Corp.	29,199	1,322,715
Loews Corp.	31,494	1,788,859
Markel Corp. (a)	1,640	481,914
Marsh & McLennan Companies, Inc.	88,084	3,936,474
MBIA, Inc.	22,712	1,300,716
Meadowbrook Insurance Group, Inc. (a)	600	2,844
Mercury General Corp.	10,172	510,126
MetLife, Inc.	124,530	4,638,743
National Security Group, Inc.	1,645	38,164
National Western Life Insurance Co. Class A (a)	488	76,923
Nationwide Financial Services, Inc. Class A (sub. vtg.)	8,189	284,895
Navigators Group, Inc. (a)	2,148	62,808
Nymagic, Inc.	2,556	59,095
Odyssey Re Holdings Corp. (d)	9,200	201,848
Ohio Casualty Corp. (a)	8,900	179,335
Old Republic International Corp.	28,403	668,891
Penn Treaty American Corp. (a)	600	1,116
Penn-America Group, Inc.	4,115	53,742
Philadelphia Consolidated Holding Corp. (a)	2,928	155,945
Phoenix Companies, Inc.	13,700	144,261
PMA Capital Corp. Class A	5,400	38,070
Presidential Life Corp.	5,318	93,331
ProAssurance Corp. (a)	5,253	177,341
Progressive Corp.	35,884	2,881,485
Protective Life Corp.	10,835	423,974
Prudential Financial, Inc.	90,248	4,167,653
Reinsurance Group of America, Inc.	9,962	396,986
RLI Corp.	4,000	147,960
RTW, Inc. (a)	1,450	9,425
SAFECO Corp.	23,131	1,114,220
Safety Insurance Group, Inc.	3,129	66,961
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
SCPIE Holding, Inc.	2,045	$ 18,282
Selective Insurance Group, Inc.	4,500	155,385
St. Paul Travelers Companies, Inc.	112,681	3,908,904
StanCorp Financial Group, Inc.	6,395	463,638
State Auto Financial Corp.	6,061	182,375
Stewart Information Services Corp.	4,850	177,219
The Chubb Corp.	30,176	2,052,270
The Midland Co.	3,869	103,767
Torchmark Corp.	15,970	822,136
Transatlantic Holdings, Inc.	8,863	481,261
Triad Guaranty, Inc. (a)	2,250	125,325
UICI	7,000	194,670
Unico American Corp. (a)	3,435	21,641
United Fire & Casualty Co.	1,988	120,473
United Trust Group, Inc. (a)	300	1,530
Unitrin, Inc.	12,000	503,400
Universal American Financial Corp. (a)	18,803	214,542
UnumProvident Corp.	48,461	784,099
USI Holdings Corp. (a)(d)	8,771	112,795
Vesta Insurance Group, Inc.	2,600	12,376
W.R. Berkley Corp.	13,186	532,451
Wesco Financial Corp.	1,192	412,432
Zenith National Insurance Corp.	3,728	161,124
		114,059,039
Real Estate - 2.2%
Acadia Realty Trust (SBI)	9,120	133,608
Affordable Residential Communties, Inc.	13,684	212,102
Agree Realty Corp.	1,490	40,811
Alexanders, Inc. (a)(d)	542	105,067
Alexandria Real Estate Equities, Inc.	2,800	181,440
AMB Property Corp. (SBI)	15,139	565,442
AMEN Properties, Inc. (a)	75	181
American Financial Realty Trust (SBI)	26,856	377,327
American Home Mortgage Investment Corp.	7,560	205,783
American Land Lease, Inc.	3,001	57,619
American Mortgage Acceptance Co.	1,588	24,423
American Real Estate Partners LP (a)	12,727	276,812
AmeriVest Properties, Inc.	4,569	30,247
AMLI Residential Properties Trust (SBI) (d)	3,247	100,982
Annaly Mortgage Management, Inc.	18,536	330,868
Anthracite Capital, Inc.	8,614	99,492
Anworth Mortgage Asset Corp.	4,800	53,760
Apartment Investment & Management Co. Class A	18,017	639,604
Archstone-Smith Trust (d)	35,845	1,120,156
Arden Realty, Inc.	9,865	323,868
Associated Estates Realty Corp.	7,843	73,489
AvalonBay Communities, Inc. (d)	11,053	667,601
Avatar Holdings, Inc. (a)(d)	1,645	71,212
Bedford Property Investors, Inc.	6,035	186,482

	Shares	Value (Note 1)
Bluegreen Corp. (a)	900	$ 10,575
BNP Residential Properties, Inc.	3,537	45,981
Boston Properties, Inc.	15,195	843,019
Boykin Lodging Co. (a)	6,069	50,798
Brandywine Realty Trust (SBI)	11,122	329,211
BRE Properties, Inc. Class A	10,848	405,390
BRT Realty Trust	4,566	93,831
California Coastal Communities, Inc. (a)	5,563	111,204
Camden Property Trust (SBI)	6,475	304,843
Capital Automotive (SBI)	6,700	206,829
Capstead Mortgage Corp. (d)	2,634	37,087
CarrAmerica Realty Corp.	9,400	313,396
Catellus Development Corp.	18,301	499,068
CB Richard Ellis Group, Inc. Class A	13,423	261,614
CBL & Associates Properties, Inc.	6,329	386,575
CenterPoint Properties Trust (SBI)	6,400	269,184
Chelsea Property Group, Inc.	7,903	531,477
Colonial Properties Trust (SBI)	6,567	265,635
Commercial Net Lease Realty, Inc.	6,102	108,921
Consolidated-Tomoka Land Co.	2,369	85,308
Cornerstone Realty Income Trust, Inc.	16,814	161,414
Corporate Office Properties Trust (SBI)	6,900	182,505
Correctional Properties Trust	2,637	70,540
Cousins Properties, Inc.	6,869	247,284
Crescent Real Estate Equities Co.	14,735	235,318
Criimi Mae, Inc. (a)	3,384	44,330
CRT Properties, Inc.	6,200	138,384
Developers Diversified Realty Corp.	20,494	772,829
Duke Realty Corp.	23,188	788,392
Eastgroup Properties, Inc.	6,213	209,689
Entertainment Properties Trust (SBI)	3,400	126,990
Equity Inns, Inc.	10,932	104,401
Equity Office Properties Trust	67,195	1,919,089
Equity One, Inc.	12,267	243,132
Equity Residential (SBI)	46,941	1,520,419
Essex Property Trust, Inc.	4,200	309,750
Federal Realty Investment Trust (SBI)	9,079	412,005
FelCor Lodging Trust, Inc. (a)	7,268	85,108
First Industrial Realty Trust, Inc.	7,500	300,000
First Union Real Estate Equity & Mortgage Investments (SBI) (a)	983	2,929
Forest City Enterprises, Inc. Class A (d)	8,713	482,613
Friedman, Billings, Ramsey Group, Inc. Class A	22,612	426,236
Gables Residential Trust (SBI)	5,800	192,908
General Growth Properties, Inc.	39,887	1,203,391
Getty Realty Corp.	7,503	188,400
Gladstone Commercial Corp.	900	14,679
Glenborough Realty Trust, Inc.	8,600	176,128
Glimcher Realty Trust	6,287	159,313
Global Signal, Inc.	9,822	216,084
Health Care Property Investors, Inc.	20,608	522,413
Health Care REIT, Inc. (d)	10,591	360,094
Healthcare Realty Trust, Inc.	7,700	290,675
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Heritage Property Investment Trust, Inc.	7,067	$ 205,367
Highland Hospitality Corp.	6,812	76,771
Highwoods Properties, Inc. (SBI)	11,942	293,773
Home Properties of New York, Inc.	7,166	289,005
Hospitality Properties Trust (SBI)	14,014	587,887
Host Marriott Corp. (a)	54,798	731,553
HRPT Properties Trust (SBI)	37,556	404,854
Impac Mortgage Holdings, Inc.	8,800	227,128
Innkeepers USA Trust (SBI)	6,459	74,537
Investors Real Estate Trust	10,700	107,535
iStar Financial, Inc.	14,814	596,115
Jones Lang LaSalle, Inc. (a)	5,250	171,413
Kilroy Realty Corp.	4,374	165,556
Kimco Realty Corp.	15,237	766,726
Kramont Realty Trust	7,200	133,056
LaSalle Hotel Properties (SBI)	5,338	150,745
Levitt Corp. Class A	2,250	50,648
Lexington Corporate Properties Trust (d)	9,054	191,583
Liberty Property Trust (SBI)	12,195	493,410
LNR Property Corp.	4,100	256,660
LTC Properties, Inc.	5,854	104,904
Luminent Mortgage Capital, Inc.	15,498	187,681
Mack-Cali Realty Corp.	10,481	474,370
Maguire Properties, Inc.	6,425	158,055
Manufactured Home Communities, Inc.	4,988	166,948
MeriStar Hospitality Corp. (a)	7,189	41,409
MFA Mortgage Investments, Inc.	22,926	213,441
Mid-America Apartment Communities, Inc.	2,881	114,232
Mission West Properties, Inc.	6,896	69,512
Monmouth Real Estate Investment Corp. Class A (d)	5,400	44,442
National Health Investors, Inc.	8,489	244,823
National Health Realty, Inc.	5,083	103,388
Nationwide Health Properties, Inc.	15,314	310,874
New Plan Excel Realty Trust	21,703	558,201
Newcastle Investment Corp. (a)	5,200	157,404
Novastar Financial, Inc. (d)	3,594	144,623
Omega Healthcare Investors, Inc.	6,224	63,485
One Liberty Properties, Inc.	3,094	56,280
Orleans Homebuilders, Inc. (a)(d)	3,334	73,115
Pan Pacific Retail Properties, Inc.	7,472	398,930
Parkway Properties, Inc.	2,300	108,675
Pennsylvania Real Estate Investment Trust (SBI)	5,741	219,651
Plum Creek Timber Co., Inc.	29,357	969,955
Post Properties, Inc.	5,333	162,123
Prentiss Properties Trust (SBI)	10,789	396,064
Price Legacy Corp.	2,728	51,286
Prime Group Realty Trust (SBI) (a)	3,749	21,519
ProLogis	34,303	1,240,053

	Shares	Value (Note 1)
PS Business Parks, Inc.	5,673	$ 225,502
Public Storage, Inc.	19,350	983,948
RAIT Investment Trust (SBI)	3,700	99,530
Ramco-Gershenson Properties Trust (SBI)	5,200	140,504
Rayonier, Inc.	7,996	370,775
Realty Income Corp.	7,066	311,681
Reckson Associates Realty Corp.	15,684	461,110
Redwood Trust, Inc.	3,700	218,522
Regency Centers Corp.	9,300	427,800
Saul Centers, Inc. (d)	2,530	84,123
Senior Housing Properties Trust (SBI)	10,720	187,600
Shurgard Storage Centers, Inc. Class A (d)	7,860	313,614
Simon Property Group, Inc.	33,048	1,849,036
Sizeler Property Investors, Inc.	6,129	52,035
SL Green Realty Corp.	5,555	277,750
Sovran Self Storage, Inc.	3,400	134,810
Summit Properties, Inc.	5,258	142,807
Sun Communities, Inc.	4,061	158,379
Tanger Factory Outlet Centers, Inc.	2,900	127,890
Taubman Centers, Inc.	12,222	314,961
Tejon Ranch Co. (a)(d)	2,241	83,567
The Macerich Co.	9,751	531,430
The Mills Corp.	8,443	430,086
The Rouse Co.	14,504	963,791
The St. Joe Co.	11,965	579,106
Thornburg Mortgage, Inc. (SBI)	10,838	315,386
Town & Country Trust	5,100	129,489
Trammell Crow Co. (a)	6,244	82,920
Transcontinental Realty Investors, Inc. (a)(d)	600	7,770
Trizec Properties, Inc.	30,725	519,253
U.S. Restaurant Properties, Inc.	5,492	91,277
United Capital Corp.	1,894	38,069
United Dominion Realty Trust, Inc. (SBI)	25,601	543,509
United Mobile Homes, Inc.	4,571	65,365
Universal Health Realty Income Trust (SBI)	5,117	149,877
Urstadt Biddle Properties, Inc.	365	5,555
Urstadt Biddle Properties, Inc. Class A	7,415	112,115
Ventas, Inc.	16,496	451,166
Vornado Operating Co. (a)	60	18
Vornado Realty Trust	19,289	1,210,578
W.P. Carey & Co. LLC	6,483	200,454
Washington Real Estate Investment Trust (SBI)	5,527	167,634
Weingarten Realty Investors (SBI)	13,159	442,406
Winston Hotels, Inc.	7,079	72,277
		50,051,004
Thrifts & Mortgage Finance - 2.2%
Aames Financial Corp. (a)	700	1,960
Accredited Home Lenders Holding Co. (a)	2,591	103,044
Anchor BanCorp Wisconsin, Inc.	2,375	59,850
Astoria Financial Corp.	12,150	441,531
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank Mutual Corp.	15,096	$ 172,245
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	9,000	159,390
BankUnited Financial Corp. Class A (a)	5,100	144,228
BCSB Bankcorp, Inc.	3,011	45,406
Berkshire Hills Bancorp, Inc.	1,240	46,314
Brookline Bancorp, Inc., Delaware	9,621	145,662
Camco Financial Corp.	404	6,100
Capital Crossing Bank (a)	2,000	46,700
Capitol Federal Financial	10,164	343,543
CFS Bancorp, Inc.	800	10,760
Charter Financial Corp.	5,698	186,268
Charter Municipal Mortgage Acceptance Co.	12,910	272,917
Citizens First Financial Corp.	600	14,700
Citizens South Banking Corp. (d)	3,732	48,516
City Bank Lynnwood	1,594	52,283
Clifton Savings Bancorp, Inc.	14,601	167,912
Coastal Financial Corp.	6,646	93,177
Commercial Capital Bancorp, Inc.	7,048	152,730
Commercial Federal Corp.	6,450	175,892
Corus Bankshares, Inc.	5,600	240,072
Countrywide Financial Corp.	92,200	3,277,710
Dime Community Bancorp, Inc.	7,725	128,467
Doral Financial Corp.	18,000	732,060
Downey Financial Corp.	3,038	163,657
E-Loan, Inc. (a)	6,026	12,835
ESB Financial Corp. (d)	4,025	52,526
Fannie Mae	163,593	12,179,499
Farmer Mac Class A (multi-vtg.) (a)	700	12,264
Fidelity Bankshares, Inc.	4,655	168,092
First Busey Corp. (d)	2,641	49,994
First Defiance Financial Corp.	3,067	80,110
First Federal Capital Corp.	3,945	117,127
First Financial Holdings, Inc.	3,500	106,050
First Financial Service Corp.	1,846	47,405
First Niagara Financial Group, Inc.	14,928	187,944
First Place Financial Corp.	3,046	57,265
FirstFed Financial Corp., Delaware (a)	3,873	176,609
Flagstar Bancorp, Inc.	7,834	169,136
Flushing Financial Corp.	3,135	56,649
Franklin Bank Corp.	10,118	161,079
Freddie Mac	115,723	7,767,328
Fremont General Corp.	11,400	229,824
FSF Financial Corp.	1,729	59,391
Golden West Financial Corp., Delaware	24,839	2,688,325
Greater Delaware Valley Savings Bank	1,542	43,947
Greenpoint Financial Corp.	18,500	814,925
GS Financial Corp.	600	10,782
Guaranty Federal Bancshares, Inc.	900	17,406

	Shares	Value (Note 1)
Harbor Florida Bancshares, Inc.	4,705	$ 147,172
Heritage Financial Corp., Washington	1,300	26,325
Hingham Institution for Savings	1,466	60,839
Home City Financial Corp.	800	13,072
Home Federal Bancorp	2,206	56,032
Horizon Financial Corp.	4,727	90,758
Hudson City Bancorp, Inc.	30,224	1,034,568
Hudson River Bancorp, Inc.	3,288	58,559
Independence Community Bank Corp.	14,140	554,854
IndyMac Bancorp, Inc.	8,600	296,700
ITLA Capital Corp. (a)	900	38,178
KNBT Bancorp, Inc.	11,351	191,945
MAF Bancorp., Inc.	4,100	171,503
MASSBANK Corp.	742	26,712
MGIC Investment Corp.	15,863	1,082,967
Mystic Financial, Inc.	630	24,589
NASB Financial, Inc.	1,172	43,071
NetBank, Inc.	7,793	82,918
New Century Financial Corp. (d)	5,281	283,273
New York Community Bancorp, Inc.	40,503	864,739
NewAlliance Bancshares, Inc.	18,839	258,094
NewMil Bancorp, Inc.	2,298	66,159
Northwest Bancorp, Inc.	6,200	133,052
OceanFirst Financial Corp.	5,699	130,108
Ocwen Financial Corp. (a)(d)	13,732	124,412
Pacific Premier Bancorp, Inc. (a)	40	435
Pamrapo Bancorp, Inc.	2,741	61,393
Parkvale Financial Corp.	500	12,675
Partners Trust Financial Group, Inc.	15,509	155,245
People's Bank, Connecticut	15,900	524,541
Peoples Bancorp, Auburn	300	6,510
PFF Bancorp, Inc.	1,618	59,704
PFS Bancorp, Inc.	100	2,130
PHSB Financial Corp.	2,027	54,020
Provident Bancorp, Inc., Delaware	7,401	83,261
Provident Financial Holdings, Inc.	1,350	32,130
Provident Financial Services, Inc.	13,171	235,234
PVF Capital Corp.	3,712	55,680
Quaker City Bancorp, Inc.	3,101	170,555
R&G Financial Corp. Class B	5,100	176,358
Radian Group, Inc.	14,994	664,234
Riverview Bancorp, Inc.	2,352	48,004
Saxon Capital, Inc. (a)	3,900	98,085
Sovereign Bancorp, Inc.	64,011	1,399,280
Sterling Financial Corp., Washington (a)	2,527	83,795
TF Financial Corp.	1,583	43,533
The PMI Group, Inc.	15,189	630,799
Timberland Bancorp, Inc.	2,452	55,783
Union Community Bancorp	658	11,860
United Community Financial Corp., Ohio	5,530	61,825
W Holding Co., Inc. (d)	18,340	325,352
Washington Federal, Inc.	13,434	346,060
Washington Mutual, Inc.	147,433	5,724,823
Waypoint Financial Corp.	8,820	242,991
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Webster Financial Corp.	8,895	$ 437,634
Westfield Financial, Inc.	2,266	49,988
Willow Grove Bancorp, Inc.	4,146	68,492
WSFS Financial Corp.	2,374	118,819
		50,601,433
TOTAL FINANCIALS		507,667,953
HEALTH CARE - 12.8%
Biotechnology - 1.8%
Aastrom Biosciences, Inc. (a)(d)	1,900	1,767
Abgenix, Inc. (a)	20,350	202,483
Aclara BioSciences, Inc. (a)	8,971	31,937
Affymetrix, Inc. (a)	12,000	333,600
Albany Molecular Research, Inc. (a)	4,800	50,112
Alexion Pharmaceuticals, Inc. (a)	2,900	47,444
Alkermes, Inc. (a)	15,049	159,971
Alliance Pharmaceutical Corp. (a)(d)	300	84
Amgen, Inc. (a)	223,288	13,238,746
Amylin Pharmaceuticals, Inc. (a)	19,067	377,336
Aphton Corp. (a)(d)	3,000	11,850
Applera Corp.:
- Applied Biosystems Group	33,949	646,389
- Celera Genomics Group (a)	18,037	194,258
Arena Pharmaceuticals, Inc. (a)(d)	5,200	21,528
ARIAD Pharmaceuticals, Inc. (a)	6,185	29,441
ArQule, Inc. (a)	3,400	16,728
Avant Immunotherapeutics, Inc. (a)	2,169	3,948
AVI BioPharma, Inc. (a)(d)	2,700	7,398
Avigen, Inc. (a)(d)	1,600	5,712
BioCryst Pharmaceuticals, Inc. (a)	1,700	10,013
Biogen Idec, Inc. (a)	59,638	3,538,323
BioMarin Pharmaceutical, Inc. (a)	7,248	43,778
Biopure Corp. Class A (a)(d)	5,446	3,050
BioSource International, Inc. (a)	2,633	17,720
BioSphere Medical, Inc. (a)	800	2,616
BioTime, Inc. (a)(d)	400	484
Caliper Life Sciences, Inc. (a)	4,716	30,088
Celgene Corp. (a)(d)	14,211	806,474
Cell Genesys, Inc. (a)	5,600	46,424
Cell Therapeutics, Inc. (a)(d)	4,949	28,061
Cephalon, Inc. (a)	9,375	440,719
Cepheid, Inc. (a)	4,999	38,492
Charles River Laboratories International, Inc. (a)	9,606	418,341
Chiron Corp. (a)	32,675	1,384,767
Ciphergen Biosystems, Inc. (a)	2,209	8,726
Connetics Corp. (a)	5,182	132,918
Corixa Corp. (a)(d)	6,501	29,970
Cryo-Cell International, Inc. (a)	8,023	18,453
Cubist Pharmaceuticals, Inc. (a)	4,605	36,241

	Shares	Value (Note 1)
CuraGen Corp. (a)(d)	4,779	$ 24,946
CV Therapeutics, Inc. (a)	3,094	39,696
Cytogen Corp. (a)	370	3,822
Cytokinetics, Inc.	12,030	116,571
Dendreon Corp. (a)	18,158	178,493
Digene Corp. (a)	2,716	68,036
Diversa Corp. (a)	6,100	48,800
DOV Pharmaceutical, Inc. (a)(d)	2,861	44,918
Dyax Corp. (a)	9,586	76,113
Embrex, Inc. (a)	2,200	27,918
Encysive Pharmaceuticals, Inc. (a)	14,400	113,760
EntreMed, Inc. (a)(d)	3,700	5,069
Enzo Biochem, Inc. (a)	4,863	67,109
Enzon Pharmaceuticals, Inc. (a)	4,594	63,948
Epimmune, Inc. (a)(d)	3,100	4,123
Exact Sciences Corp. (a)	3,245	15,576
eXegenics, Inc. (a)(d)	3,400	1,975
Exelixis, Inc. (a)	12,268	95,690
Eyetech Pharmaceuticals, Inc. (d)	6,840	237,485
Gen-Probe, Inc. (a)	9,262	334,358
Genaera Corp. (a)	7,533	25,462
Gene Logic, Inc. (a)(d)	4,200	14,448
Genelabs Technologies, Inc. (a)	9,800	23,520
Genencor International, Inc. (a)	17,845	284,806
Genentech, Inc. (a)	92,432	4,508,833
Genta, Inc. (a)(d)	23,275	60,748
GenVec, Inc. (a)(d)	17,041	39,706
Genzyme Corp. - General Division (a)	37,588	2,029,752
Geron Corp. (a)(d)	3,759	21,802
Gilead Sciences, Inc. (a)	36,427	2,518,199
GTC Biotherapeutics, Inc. (a)(d)	4,100	8,159
Harvard Bioscience, Inc. (a)	786	3,867
Hemispherx Biopharma, Inc. (a)(d)	800	1,904
Human Genome Sciences, Inc. (a)	30,411	327,526
Icoria, Inc. (a)	4,800	2,352
ICOS Corp. (a)(d)	10,865	283,468
Idenix Pharmaceuticals, Inc. (d)	3,770	48,105
Ilex Oncology, Inc. (a)	4,738	118,166
ImClone Systems, Inc. (a)	12,561	669,250
Immtech International, Inc. (a)(d)	1,200	11,352
Immune Response Corp. (a)(d)	1,525	1,205
ImmunoGen, Inc. (a)	2,572	13,091
Immunomedics, Inc. (a)(d)	5,227	14,688
Incyte Corp. (a)	7,200	49,176
Indevus Pharmaceuticals, Inc. (a)	8,080	55,510
InterMune, Inc. (a)	3,546	36,630
Introgen Therapeutics, Inc. (a)(d)	5,766	38,805
Invitrogen Corp. (a)	8,561	423,770
Isis Pharmaceuticals, Inc. (a)	7,200	43,200
Kendle International, Inc. (a)	2,900	18,473
Kosan Biosciences, Inc. (a)	1,712	11,094
La Jolla Pharmaceutical Co. (a)	10,419	35,737
Large Scale Biology Corp. (a)(d)	500	580
Lexicon Genetics, Inc. (a)	5,448	32,960
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
LifeCell Corp. (a)	5,000	$ 41,200
Ligand Pharmaceuticals, Inc. Class B (a)(d)	15,564	152,994
Luminex Corp. (a)(d)	2,179	16,146
Lynx Therapeutics, Inc. (a)(d)	100	168
Martek Biosciences (a)	4,952	264,437
Maxim Pharmaceuticals, Inc. (a)(d)	1,500	10,155
Maxygen, Inc. (a)	5,600	54,656
Medarex, Inc. (a)(d)	11,200	63,728
MedImmune, Inc. (a)	41,516	990,987
Millennium Pharmaceuticals, Inc. (a)	52,067	619,077
Myriad Genetics, Inc. (a)	2,765	44,876
Nabi Biopharmaceuticals (a)	10,423	121,741
Nanogen, Inc. (a)(d)	1,100	4,598
Neogen Corp. (a)	1,625	31,444
Neopharm, Inc. (a)	3,269	18,535
NeoRX Corp. (a)(d)	4,739	10,189
Neose Technologies, Inc. (a)	1,356	9,790
Neurocrine Biosciences, Inc. (a)	6,873	342,069
Neurogen Corp. (a)	500	3,430
Northfield Laboratories, Inc. (a)(d)	9,454	122,902
Novavax, Inc. (a)(d)	5,764	19,309
NPS Pharmaceuticals, Inc. (a)	5,449	114,429
Nuvelo, Inc. (a)	1,431	12,750
ONYX Pharmaceuticals, Inc. (a)	7,174	266,442
OraSure Technologies, Inc. (a)	3,529	22,127
Orchid BioSciences, Inc. (a)	3,164	26,071
Oscient Pharmaceuticals Corp. (a)(d)	5,546	23,349
OSI Pharmaceuticals, Inc. (a)	8,495	506,217
OSI Pharmaceuticals, Inc. contingent value rights 12/31/03 (a)	3,100	0
Peregrine Pharmaceuticals, Inc. (a)(d)	8,337	12,089
Pharmacopeia Drug Discovery, Inc. (a)	2,082	10,951
Pharmacyclics, Inc. (a)	4,032	41,973
Pharmion Corp. (d)	5,030	247,325
PRAECIS Pharmaceuticals, Inc. (a)	8,753	20,570
Progenics Pharmaceuticals, Inc. (a)	2,119	22,377
Protein Design Labs, Inc. (a)	17,209	315,441
Regeneron Pharmaceuticals, Inc. (a)	12,628	112,515
Repligen Corp. (a)	5,105	8,679
Rigel Pharmaceuticals, Inc. (a)(d)	7,216	148,650
Sangamo Biosciences, Inc. (a)	1,300	5,707
Savient Pharmaceuticals, Inc. (a)	6,200	13,578
SciClone Pharmaceuticals, Inc. (a)	6,560	25,715
Seattle Genetics, Inc. (a)	6,835	43,539
Sequenom, Inc. (a)	7,440	7,366
Serologicals Corp. (a)(d)	4,309	90,230
Sirna Therapeutics, Inc. (a)(d)	9,506	27,662
Sonus Pharmaceuticals, Inc. (a)(d)	200	704
Spectrum Pharmaceuticals, Inc. (a)(d)	192	1,225
StemCells, Inc. (a)(d)	6,132	9,321

	Shares	Value (Note 1)
Strategic Diagnostics, Inc. (a)	3,100	$ 8,308
Tanox, Inc. (a)	5,060	83,743
Tapestry Pharmaceuticals, Inc. (a)	6,300	7,434
Targeted Genetics Corp. (a)(d)	2,723	3,485
Techne Corp. (a)	8,507	329,561
Telik, Inc. (a)	11,107	210,367
Third Wave Technologies, Inc. (a)	7,202	36,298
Titan Pharmaceuticals, Inc. (a)	1,300	3,315
Transgenomic, Inc. (a)	1,800	1,998
Transkaryotic Therapies, Inc. (a)	5,302	83,507
Trimeris, Inc. (a)(d)	2,400	28,896
United Therapeutics Corp. (a)	3,755	111,561
Vertex Pharmaceuticals, Inc. (a)	11,919	115,972
Vical, Inc. (a)	1,900	9,272
Vicuron Pharmaceuticals, Inc. (a)	7,592	113,424
Vion Pharmaceuticals, Inc. (a)(d)	4,500	15,840
Viragen, Inc. (a)(d)	1,410	1,495
ViroLogic, Inc. (a)(d)	1,600	2,784
ViroPharma, Inc. (a)(d)	4,741	10,193
XOMA Ltd. (a)	11,000	27,280
Zymogenetics, Inc. (a)	13,884	207,705
		42,253,011
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)	4,040	60,802
Abiomed, Inc. (a)(d)	4,599	44,794
Advanced Medical Optics, Inc. (a)(d)	5,533	205,938
Advanced Neuromodulation Systems, Inc. (a)	3,216	94,293
AeroGen, Inc. (a)(d)	1,920	4,627
Aksys Ltd. (a)(d)	2,300	12,489
Align Technology, Inc. (a)	12,048	184,575
American Medical Systems Holdings, Inc. (a)	4,600	145,176
Analogic Corp.	2,200	90,706
Animas Corp. (d)	9,372	155,200
Arrow International, Inc.	10,408	294,026
Arthrocare Corp. (a)(d)	3,607	86,568
Aspect Medical Systems, Inc. (a)	4,015	64,240
Atrion Corp.	200	9,102
Bausch & Lomb, Inc.	8,881	585,702
Baxter International, Inc.	107,513	3,283,447
Beckman Coulter, Inc.	9,539	532,181
Becton, Dickinson & Co.	43,316	2,084,366
Bio-Rad Laboratories, Inc. Class A (a)	4,449	223,963
BioLase Technology, Inc. (d)	3,357	31,925
Biomet, Inc.	42,368	1,934,099
Biosite, Inc. (a)(d)	2,196	103,981
BioVeris Corp. (a)	5,668	40,866
Boston Biomedica, Inc. (a)	3,700	12,025
Boston Scientific Corp. (a)	143,628	5,131,828
Bruker BioSciences Corp. (a)	12,425	44,357
C.R. Bard, Inc.	17,438	978,272
Candela Corp. (a)	4,492	44,830
Cardiac Science, Inc. (a)	11,725	22,864
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cardiodynamics International Corp. (a)	8,210	$ 42,446
Cardiogenesis Corp. (a)(d)	300	183
Cerus Corp. (a)	3,000	6,450
Cholestech Corp. (a)	2,955	21,306
Chromavision Medical Systems, Inc. (a)(d)	3,500	3,640
Closure Medical Corp. (a)	1,400	26,348
Conceptus, Inc. (a)(d)	3,357	30,985
CONMED Corp. (a)	4,900	119,805
Cooper Companies, Inc.	4,600	266,570
CTI Molecular Imaging, Inc. (a)	6,000	56,340
Curon Medical, Inc. (a)(d)	9,985	9,486
Cyberonics, Inc. (a)(d)	3,730	63,858
Cygnus, Inc. (a)(d)	12,300	1,107
Cytyc Corp. (a)	22,177	531,361
Dade Behring Holdings, Inc. (a)	5,999	315,367
Datascope Corp.	2,900	104,632
DENTSPLY International, Inc.	12,356	629,538
Diagnostic Products Corp.	5,861	236,902
DiaSys Corp. (a)	2,600	1,248
DJ Orthopedics, Inc. (a)	6,919	146,960
Edwards Lifesciences Corp. (a)	12,817	452,568
Encore Medical Corp. (a)	8,288	34,727
Epix Medical, Inc. (a)	3,458	68,641
Exactech, Inc. (a)	2,290	45,571
Fisher Scientific International, Inc. (a)	19,036	1,084,481
Fonar Corp. (a)(d)	20,925	23,018
Guidant Corp.	54,833	3,279,013
Haemonetics Corp. (a)	7,964	251,822
HealthTronics Surgical Services, Inc. (a)	2,652	19,200
Hillenbrand Industries, Inc.	10,146	570,814
Hologic, Inc. (a)	3,770	69,820
Hospira, Inc. (a)	26,354	730,006
I-Flow Corp. (a)	9,419	142,980
ICU Medical, Inc. (a)(d)	2,550	66,785
IDEXX Laboratories, Inc. (a)	7,417	361,282
Illumina, Inc. (a)	2,200	12,650
Immucor, Inc. (a)	4,801	98,180
Implant Sciences Corp. (a)(d)	200	2,068
INAMED Corp. (a)	6,449	342,700
Integra LifeSciences Holdings Corp. (a)	4,000	119,480
Intuitive Surgical, Inc. (a)	10,288	249,484
Invacare Corp.	4,954	219,314
Inverness Medical Innovations, Inc. (a)	1,399	21,629
IVAX Diagnostics, Inc. (a)	3,600	22,428
Kensey Nash Corp. (a)(d)	1,410	40,312
Kewaunee Scientific Corp.	1,601	14,569
Kinetic Concepts, Inc.	13,353	664,579
Kyphon, Inc. (a)	9,116	203,560
Laserscope, Inc. (a)(d)	3,916	77,537
Matrixx Initiatives, Inc. (a)(d)	3,106	28,731

	Shares	Value (Note 1)
Matthews International Corp. Class A	8,668	$ 306,414
Med-Design Corp. (a)(d)	2,700	3,159
Medical Action Industries, Inc. (a)	2,800	44,828
Medtronic, Inc.	208,079	10,351,930
Mentor Corp.	7,200	253,296
Merit Medical Systems, Inc. (a)	3,204	54,820
Mesa Laboratories, Inc.	2,127	22,865
Micro Therapeutics, Inc. (a)	5,700	23,940
Microtek Medical Holdings, Inc. (a)	9,444	37,115
Millipore Corp. (a)	8,875	446,413
Mine Safety Appliances Co.	6,300	249,039
Molecular Devices Corp. (a)	2,702	62,146
Neoprobe Corp. (a)	100	44
New Brunswick Scientific, Inc. (a)	3,243	17,350
North American Scientific, Inc. (a)	2,705	19,990
Novoste Corp. (a)	3,406	6,540
NuVasive, Inc.	299	2,838
Ocular Sciences, Inc. (a)	3,800	165,680
Orthologic Corp. (a)	7,445	52,860
Osteotech, Inc. (a)	2,870	12,140
Palomar Medical Technologies, Inc. (a)	9,049	165,144
PerkinElmer, Inc.	23,696	414,206
Physiometrix, Inc. (a)	2,800	5,348
PLC Systems, Inc. (a)	400	264
PolyMedica Corp.	4,741	144,174
Possis Medical, Inc. (a)	3,100	54,250
Precision Optics Corp., Inc. (a)	650	670
Quidel Corp. (a)	6,286	22,881
Regeneration Technologies, Inc. (a)	2,516	24,984
ResMed, Inc. (a)	4,649	222,083
Respironics, Inc. (a)	7,763	412,992
Retractable Technologies, Inc. (a)	5,112	25,049
Sola International, Inc. (a)	9,192	177,406
Sonic Innovations, Inc. (a)	3,300	15,708
SonoSight, Inc. (a)	1,170	28,232
St. Jude Medical, Inc. (a)	30,776	2,069,686
Staar Surgical Co. (a)(d)	3,331	15,889
Steris Corp. (a)	10,051	229,967
Stryker Corp.	68,127	3,086,153
SurModics, Inc. (a)(d)	2,500	59,800
Sybron Dental Specialties, Inc. (a)	7,841	218,607
Synovis Life Technologies, Inc. (a)(d)	1,000	8,400
Theragenics Corp. (a)	1,300	4,875
Thermo Electron Corp. (a)	26,838	705,034
Thoratec Corp. (a)(d)	7,700	75,614
TriPath Imaging, Inc. (a)(d)	4,200	32,340
Urologix, Inc. (a)	3,800	38,228
Varian Medical Systems, Inc. (a)	23,750	787,313
Varian, Inc. (a)	8,355	328,519
Vasomedical, Inc. (a)	14,900	17,284
Ventana Medical Systems, Inc. (a)	2,603	126,740
Viasys Healthcare, Inc. (a)	4,892	71,179
VISX, Inc. (a)	6,071	123,120
Vital Signs, Inc.	1,338	40,568
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Waters Corp. (a)	19,256	$ 833,977
West Pharmaceutical Services, Inc.	1,355	54,186
Wilson Greatbatch Technologies, Inc. (a)	3,200	52,416
Wright Medical Group, Inc. (a)	4,700	126,900
Young Innovations, Inc.	2,100	63,315
Zimmer Holdings, Inc. (a)	41,628	2,968,076
Zoll Medical Corp. (a)	1,593	53,127
		54,477,834
Health Care Providers & Services - 2.2%
A.D.A.M., Inc. (a)	1,800	4,302
Accredo Health, Inc. (a)	7,086	154,829
Advisory Board Co. (a)	2,400	76,944
Aetna, Inc.	24,972	2,313,656
Alderwoods Group, Inc. (a)	16,352	150,602
Alliance Imaging, Inc. (a)	4,463	28,117
Allscripts Healthcare Solutions, Inc. (a)(d)	3,266	21,229
Amedisys, Inc. (a)	5,851	151,424
American Healthways, Inc. (a)	5,068	136,836
AMERIGROUP Corp. (a)	3,100	159,154
AmerisourceBergen Corp.	18,489	1,000,255
AMN Healthcare Services, Inc. (a)	4,609	53,280
AmSurg Corp. (a)	5,619	125,528
Andrx Corp. (a)	10,580	213,293
Anthem, Inc. (a)	21,976	1,785,330
Apria Healthcare Group, Inc. (a)	7,528	212,591
Beverly Enterprises, Inc. (a)	17,069	122,385
BriteSmile, Inc. (a)(d)	465	4,766
Cardinal Health, Inc.	73,351	3,315,465
Caremark Rx, Inc. (a)	78,567	2,254,873
Centene Corp. (a)	3,130	123,760
Cerner Corp. (a)(d)	5,257	230,309
Chemed Corp. New	900	49,221
CIGNA Corp.	23,791	1,583,529
Claimsnet.com, Inc. (a)	3,100	775
Community Health Systems, Inc. (a)	15,911	397,775
Computer Programs & Systems, Inc.	2,132	42,981
Corvel Corp. (a)	1,652	46,586
Covance, Inc. (a)	10,736	402,063
Coventry Health Care, Inc. (a)	13,347	677,761
Cross Country Healthcare, Inc. (a)(d)	5,888	87,319
Cryolife, Inc. (a)(d)	3,671	22,723
Curative Health Services, Inc. (a)	2,132	15,308
D & K Healthcare Resources, Inc.	2,600	27,690
DaVita, Inc. (a)	16,773	508,390
Dendrite International, Inc. (a)	6,077	78,393
Eclipsys Corp. (a)	6,205	90,903
eResearchTechnology, Inc. (a)(d)	7,105	142,882
Express Scripts, Inc. (a)	12,713	803,462
First Health Group Corp. (a)	15,372	234,423
Five Star Quality Care, Inc. (a)	325	1,918
Genesis HealthCare Corp. (a)	2,227	69,237

	Shares	Value (Note 1)
Gentiva Health Services, Inc. (a)	7,227	$ 111,874
Hanger Orthopedic Group, Inc. (a)	2,863	15,603
HCA, Inc.	77,239	2,997,646
Health Management Associates, Inc. Class A	38,448	735,126
Health Net, Inc. (a)	19,302	500,694
HealthExtras, Inc. (a)	5,684	67,242
Henry Schein, Inc. (a)	6,931	431,663
HMS Holdings Corp. (a)	400	2,416
Hooper Holmes, Inc.	6,105	25,031
Humana, Inc. (a)	25,531	485,089
IDX Systems Corp. (a)	4,961	143,869
IMPAC Medical Systems, Inc. (a)	1,976	24,660
IMS Health, Inc.	38,767	904,434
Inveresk Research Group, Inc. (a)	9,678	343,666
Kindred Healthcare, Inc. (a)	6,240	161,366
LabOne, Inc. (a)	2,500	73,075
Laboratory Corp. of America Holdings (a)	24,309	1,011,011
LCA-Vision, Inc. (a)	1,600	37,728
Lifeline Systems, Inc. (a)(d)	3,400	75,854
LifePoint Hospitals, Inc. (a)	5,843	168,804
Lincare Holdings, Inc. (a)(d)	15,894	510,833
Magellan Health Services, Inc. (a)	6,443	225,956
Manor Care, Inc.	14,246	436,925
Matria Healthcare, Inc. (a)(d)	2,400	63,408
McKesson Corp.	52,740	1,632,303
Medcath Corp. (a)	3,100	48,701
Medco Health Solutions, Inc. (a)	43,639	1,362,846
Medical Staffing Network Holdings, Inc. (a)	4,000	26,360
Medicore, Inc. (a)(d)	3,700	11,026
MIM Corp. (d)	4,090	26,503
Molina Healthcare, Inc. (a)	5,516	183,131
National Healthcare Corp.	2,005	54,115
NDCHealth Corp.	9,190	126,179
OCA, Inc. (a)	5,121	26,168
Odyssey Healthcare, Inc. (a)	5,400	95,688
Omnicare, Inc.	16,644	481,677
Omnicell, Inc. (a)	1,700	20,859
Option Care, Inc.	4,193	65,956
Owens & Minor, Inc.	11,045	270,603
PacifiCare Health Systems, Inc. (a)	12,658	412,777
PAREXEL International Corp. (a)	4,700	90,475
Patterson Companies, Inc. (a)	11,028	807,580
PDI, Inc. (a)	1,330	32,040
Pediatrix Medical Group, Inc. (a)	4,263	298,836
Per-Se Technologies, Inc. (a)(d)	2,997	37,552
Pharmaceutical Product Development, Inc. (a)	8,100	274,995
Prime Medical Services, Inc. (a)	4,147	30,269
Priority Healthcare Corp. Class B (a)	9,574	212,830
Province Healthcare Co. (a)	13,622	266,174
ProxyMed, Inc. (a)	63	570
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
PSS World Medical, Inc. (a)	12,500	$ 134,875
Psychiatric Solutions, Inc. (a)	6,886	150,872
Quest Diagnostics, Inc.	16,384	1,402,470
RehabCare Group, Inc. (a)	2,600	59,774
Renal Care Group, Inc. (a)	14,179	449,049
ResCare, Inc. (a)	2,400	25,392
Rural/Metro Corp. (a)	6,200	9,610
Select Medical Corp.	19,949	264,923
Service Corp. International (SCI) (a)	56,072	336,993
SFBC International, Inc. (a)	2,125	57,375
Sierra Health Services, Inc. (a)	7,358	317,277
Specialty Laboratories, Inc. (a)(d)	4,100	45,920
SRI/Surgical Express, Inc. (a)	900	5,400
Stewart Enterprises, Inc. Class A (a)	14,200	96,702
Sunrise Senior Living, Inc. (a)	3,761	133,215
Tenet Healthcare Corp. (a)	79,118	824,410
Triad Hospitals, Inc. (a)	12,037	382,656
Tripos, Inc. (a)	2,100	8,568
TriZetto Group, Inc. (a)	5,416	33,417
U.S. Physical Therapy, Inc. (a)	2,575	32,728
United Surgical Partners International, Inc. (a)(d)	7,163	258,656
UnitedHealth Group, Inc.	113,711	7,519,708
Universal Health Services, Inc. Class B	10,290	463,565
VCA Antech, Inc. (a)	11,200	214,592
Ventiv Health, Inc. (a)	4,733	71,326
VistaCare, Inc. Class A (a)(d)	2,867	47,506
VitalWorks, Inc. (a)	8,154	31,067
WebMD Corp. (a)(d)	51,481	374,782
WellChoice, Inc. (a)	12,985	462,915
WellPoint Health Networks, Inc. (a)	25,198	2,473,940
		51,062,136
Pharmaceuticals - 6.4%
aaiPharma, Inc. (a)(d)	4,169	9,630
Abbott Laboratories	263,541	10,987,024
Able Laboratories, Inc. (a)	2,146	46,139
Acusphere, Inc. (d)	2,800	17,360
Adolor Corp. (a)	4,908	56,442
Advancis Pharmaceutical Corp. (d)	2,800	22,151
Allergan, Inc.	22,029	1,644,465
Alpharma, Inc. Class A	11,537	157,711
American Pharmaceutical Partners, Inc. (a)(d)	15,175	461,472
Antigenics, Inc. (a)(d)	5,388	33,998
Atherogenics, Inc. (a)	5,741	96,391
Atrix Laboratories, Inc. (a)	3,448	101,923
AVANIR Pharmaceuticals Class A (a)(d)	4,197	10,702
Barr Pharmaceuticals, Inc. (a)	16,750	657,773

	Shares	Value (Note 1)
Bentley Pharmaceuticals, Inc. (a)	2,459	$ 27,787
Bone Care International, Inc. (a)	679	16,676
Boston Life Sciences, Inc. (a)(d)	5,400	3,348
Bradley Pharmaceuticals, Inc. (a)(d)	1,679	40,464
Bristol-Myers Squibb Co.	328,977	7,806,624
Collagenex Pharmaceuticals, Inc. (a)	2,200	15,664
Columbia Laboratories, Inc. (a)(d)	6,021	13,553
Cypress Bioscience, Inc. (a)	2,737	28,191
DepoMed, Inc. (a)(d)	6,847	31,633
Discovery Laboratories, Inc. (a)	3,800	30,020
Discovery Partners International, Inc. (a)	214	899
Durect Corp. (a)(d)	8,100	13,203
Eli Lilly & Co.	193,257	12,262,157
Emisphere Technologies, Inc. (a)	3,300	11,220
Endo Pharmaceuticals Holdings, Inc. (a)	21,769	369,202
Eon Labs, Inc. (a)	14,804	372,469
First Horizon Pharmaceutical Corp. (a)	5,254	88,477
Forest Laboratories, Inc. (a)	62,252	2,854,254
Guilford Pharmaceuticals, Inc. (a)	5,365	28,488
Hi-Tech Pharmacal Co., Inc. (a)	1,125	15,863
Hollis-Eden Pharmaceutcals, Inc. (a)(d)	1,300	12,714
Impax Laboratories, Inc. (a)	12,471	178,460
InKine Pharmaceutical, Inc. (a)	5,100	21,675
Inspire Pharmaceuticals, Inc. (a)	3,461	50,011
IntraBiotics Pharmaceuticals, Inc. (a)(d)	83	302
IVAX Corp. (a)(d)	40,073	775,813
Johnson & Johnson	505,858	29,390,350
King Pharmaceuticals, Inc. (a)	37,871	471,873
Kos Pharmaceuticals, Inc. (a)	6,000	219,180
KV Pharmaceutical Co. Class A (a)	7,618	121,279
MacroChem Corp. (a)(d)	11,973	12,691
Medicines Co. (a)	11,081	280,128
Medicis Pharmaceutical Corp. Class A	9,442	345,766
Merck & Co., Inc.	379,519	17,066,969
MGI Pharma, Inc. (a)	12,710	295,253
Mylan Laboratories, Inc.	46,112	803,271
Nektar Therapeutics (a)	13,015	165,811
Noven Pharmaceuticals, Inc. (a)	3,292	62,515
Pain Therapeutics, Inc. (a)	2,439	17,073
Palatin Technologies, Inc. (a)(d)	11,411	33,092
Par Pharmaceutical Companies, Inc. (a)	5,175	212,382
Penwest Pharmaceuticals Co. (a)	2,797	30,096
Perrigo Co.	10,900	214,076
Pfizer, Inc.	1,298,214	42,412,651
Pharmos Corp. (a)(d)	12,500	39,625
Pozen, Inc. (a)	2,637	22,836
Pure World, Inc. (a)	330	759
Salix Pharmaceuticals Ltd. (a)	11,110	259,863
Santarus, Inc.	12,251	115,772
Schering-Plough Corp.	256,276	4,730,855
Sepracor, Inc. (a)(d)	15,286	758,338
SuperGen, Inc. (a)(d)	5,699	36,645
Valeant Pharmaceuticals International (d)	17,693	415,078
Vivus, Inc. (a)(d)	7,556	30,980
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. (a)	17,725	$ 488,147
Wyeth	225,386	8,242,366
Zila, Inc. (a)	4,200	17,010
		146,685,078
TOTAL HEALTH CARE		294,478,059
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.8%
AAR Corp. (a)	5,766	61,696
AeroCentury Corp. (a)	800	1,912
Alliant Techsystems, Inc. (a)	6,031	349,436
Applied Signal Technology, Inc.	1,900	65,911
Armor Holdings, Inc. (a)	6,884	244,107
Astronics Corp. (a)	2,300	11,316
Aviall, Inc. (a)	2,800	56,000
BE Aerospace, Inc. (a)	7,600	80,560
Cubic Corp.	4,719	115,568
Curtiss-Wright Corp.	2,886	157,720
DRS Technologies, Inc. (a)	4,170	151,705
Ducommun, Inc. (a)	2,600	56,342
EDO Corp.	3,300	86,427
Engineered Support Systems, Inc.	4,330	187,099
Esterline Technologies Corp. (a)	2,200	69,806
Fairchild Corp. Class A (a)	7,600	30,400
GenCorp, Inc. (d)	8,900	107,512
General Dynamics Corp.	33,570	3,277,775
Goodrich Corp.	18,681	593,309
Heico Corp. Class A	4,932	59,924
Herley Industries, Inc. (a)	3,031	55,740
Hexcel Corp. (a)	3,348	43,993
Honeywell International, Inc.	145,456	5,233,507
Invision Technologies, Inc. (a)	2,300	108,100
Irvine Sensors Corp. (a)(d)	430	778
Kaman Corp. Class A	3,803	44,343
KVH Industries, Inc. (a)(d)	1,539	12,004
L-3 Communications Holdings, Inc.	17,493	1,095,762
Ladish Co., Inc.	4,837	41,453
Lockheed Martin Corp.	75,592	4,065,338
Mercury Computer Systems, Inc. (a)	3,219	86,977
Moog, Inc. Class A (a)	4,329	153,896
Mooney Aerospace Group Ltd. Class A (a)	600	0
MTC Technologies, Inc. (a)	2,500	62,350
Northrop Grumman Corp.	61,578	3,180,504
Orbital Sciences Corp. (a)(d)	7,700	82,159
Precision Castparts Corp.	10,609	584,450
Raytheon Co.	70,672	2,454,439
Rockwell Collins, Inc.	29,280	1,006,939
Sequa Corp. Class A (a)	3,474	184,956
SI International, Inc. (a)	2,269	45,403

	Shares	Value (Note 1)
Sypris Solutions, Inc.	2,700	$ 33,588
Teledyne Technologies, Inc. (a)	3,259	78,705
The Boeing Co.	145,124	7,578,375
Triumph Group, Inc. (a)	5,105	164,381
United Defense Industries, Inc. (a)	10,835	414,222
United Industrial Corp.	3,200	96,224
United Technologies Corp.	87,726	8,238,349
		40,911,460
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	14,830	632,796
CNF, Inc.	8,035	329,596
EGL, Inc. (a)	7,073	171,379
Expeditors International of Washington, Inc.	16,895	824,138
FedEx Corp.	51,270	4,203,627
Forward Air Corp. (a)	3,900	141,687
J.B. Hunt Transport Services, Inc. (d)	13,290	450,531
Pacer International, Inc. (a)(d)	6,536	101,308
Ryder System, Inc.	10,623	465,394
United Parcel Service, Inc. Class B	187,773	13,716,818
		21,037,274
Airlines - 0.2%
AirTran Holdings, Inc. (a)	17,335	210,620
Alaska Air Group, Inc. (a)	3,800	89,452
America West Holding Corp. Class B (a)(d)	5,789	38,207
AMR Corp. (a)(d)	28,439	254,245
Continental Airlines, Inc. Class B (a)(d)	9,100	87,815
Delta Air Lines, Inc. (a)(d)	17,558	70,934
ExpressJet Holdings, Inc. Class A (a)	6,752	72,584
FLYi, Inc. (a)(d)	6,900	32,016
Frontier Airlines, Inc. (a)	5,731	51,579
Great Lakes Aviation Ltd. (a)	200	150
JetBlue Airways Corp. (a)(d)	16,113	384,295
MAIR Holdings, Inc. (a)	5,296	43,957
Mesa Air Group, Inc. (a)(d)	6,156	39,429
Midwest Express Holdings, Inc. (a)(d)	400	1,348
Northwest Airlines Corp. (a)(d)	11,900	112,098
Pinnacle Airlines Corp.	9,920	96,928
Republic Airways Holdings, Inc.	12,142	161,489
SkyWest, Inc.	7,760	111,666
Southwest Airlines Co.	124,427	1,844,008
UAL Corp. (a)(d)	10,300	11,536
		3,714,356
Building Products - 0.2%
Aaon, Inc. (a)	2,245	38,053
American Standard Companies, Inc. (a)	36,626	1,377,504
American Woodmark Corp.	1,400	96,908
Ameron International Corp.	600	21,810
Apogee Enterprises, Inc.	6,451	72,703
Armstrong Holdings, Inc. (a)(d)	6,800	9,724
ElkCorp	2,100	52,521
Griffon Corp. (a)	5,280	105,706
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - continued
International Smart Sourcing, Inc. (a)(d)	500	$ 1,850
Jacuzzi Brands, Inc. (a)	13,065	113,666
Lennox International, Inc.	8,762	142,470
Masco Corp.	71,553	2,298,998
NCI Building Systems, Inc. (a)	3,382	103,760
Owens Corning (a)(d)	3,370	1,786
Patrick Industries, Inc. (a)	600	6,570
PW Eagle, Inc. (a)	700	1,890
Quixote Corp.	700	13,433
Simpson Manufacturing Co. Ltd.	3,654	206,451
Trex Co., Inc. (a)(d)	1,400	60,676
Universal Forest Products, Inc.	2,769	82,765
USG Corp. (a)(d)	6,027	105,955
Water Pik Technologies, Inc. (a)	2,441	32,661
York International Corp.	8,938	291,021
		5,238,881
Commercial Services & Supplies - 1.5%
Ablest, Inc. (a)	1,000	6,390
ABM Industries, Inc.	7,481	134,359
Administaff, Inc. (a)	4,813	48,900
Allied Waste Industries, Inc. (a)	55,202	565,268
Angelica Corp.	2,100	49,035
Apollo Group, Inc. Class A (a)(d)	29,943	2,335,554
Aramark Corp. Class B	16,568	419,336
Asset Acceptance Capital Corp.	6,300	110,439
Avery Dennison Corp.	18,265	1,135,170
Banta Corp.	6,386	247,202
Barrett Business Services, Inc. (a)	1,400	20,580
Bestway, Inc. (a)	200	2,526
Bowne & Co., Inc.	5,206	69,865
Brady Corp. Class A	5,954	262,155
Bright Horizons Family Solutions, Inc. (a)	1,766	87,399
Butler International, Inc. (a)	1,300	2,210
Career Education Corp. (a)	16,302	502,754
Casella Waste Systems, Inc. Class A (a)	2,426	27,875
Cash Technologies, Inc. (a)	3,400	4,012
CDI Corp.	5,992	125,832
Cendant Corp.	175,053	3,786,396
Central Parking Corp.	6,193	100,636
Century Business Services, Inc. (a)	8,370	35,573
Cenveo, Inc. (a)	2,267	7,050
Charles River Associates, Inc. (a)	1,135	34,220
ChoicePoint, Inc. (a)	13,897	587,148
Cintas Corp.	28,271	1,159,394
Clean Harbors, Inc. (a)(d)	3,500	38,990
Coinstar, Inc. (a)(d)	2,900	57,188
Conolog Corp. (a)	140	238
Consolidated Graphics, Inc. (a)	2,700	110,295
Copart, Inc. (a)	16,143	350,626
Corinthian Colleges, Inc. (a)	15,342	174,439
Cornell Companies, Inc. (a)	1,400	16,800

	Shares	Value (Note 1)
Corporate Executive Board Co.	5,334	$ 313,959
Correctional Services Corp. (a)	27	73
Corrections Corp. of America (a)	8,596	297,765
CoStar Group, Inc. (a)(d)	2,189	92,573
CPI Corp.	2,000	26,520
Darling International, Inc. (a)(d)	16,316	68,527
Deluxe Corp.	8,206	350,560
DeVry, Inc. (a)	14,744	286,328
DiamondCluster International, Inc. Class A (a)	5,700	65,607
Dun & Bradstreet Corp. (a)	11,212	618,230
Duratek, Inc. (a)	4,075	60,514
Education Management Corp. (a)	12,359	359,153
Electro Rent Corp.	2,200	22,154
Ennis Business Forms, Inc.	3,703	69,172
Equifax, Inc.	22,339	545,072
EVCI Career Colleges, Inc. (a)(d)	2,100	15,204
Excelligence Learning Corp. (a)	612	2,326
Exult, Inc. (a)	12,849	66,558
Falcon Products, Inc. (a)	2,600	3,198
First Consulting Group, Inc. (a)	4,925	24,773
FTI Consulting, Inc. (a)	5,906	105,599
G&K Services, Inc. Class A	3,800	138,358
General Binding Corp. (a)	3,209	32,122
Gevity HR, Inc.	4,273	76,230
GP Strategies Corp. (a)	1,600	11,152
Greg Manning Auctions, Inc. (a)(d)	12,044	166,207
H&R Block, Inc.	28,495	1,375,169
Healthcare Services Group	2,550	45,390
Heidrick & Struggles International, Inc. (a)	1,700	45,322
Herman Miller, Inc. (d)	15,241	383,921
HNI Corp.	8,627	338,178
Hudson Highland Group, Inc. (a)	697	19,161
ICT Group, Inc. (a)	3,827	28,664
IKON Office Solutions, Inc.	21,477	242,261
Imagistics International, Inc. (a)	2,908	94,365
Innotrac Corp. (a)	1,400	12,320
Insurance Auto Auctions, Inc. (a)	1,200	20,652
Integrated Alarm Services Group, Inc. (d)	3,200	12,800
Intersections, Inc.	7,390	93,705
Ionics, Inc. (a)(d)	3,100	81,251
ITT Educational Services, Inc. (a)	7,310	252,707
Jackson Hewitt Tax Service, Inc.	6,376	123,376
John H. Harland Co.	4,600	135,194
Kelly Services, Inc. Class A (non-vtg.)	5,329	143,883
Kforce, Inc. (a)	4,757	31,253
Korn/Ferry International (a)	13,581	241,334
Labor Ready, Inc. (a)	3,800	47,082
Laureate Education, Inc. (a)	9,342	319,403
Learning Care Group, Inc. (a)(d)	900	2,691
Learning Tree International, Inc. (a)	3,200	41,344
LECG Corp.	9,531	151,638
Mace Security International, Inc. (a)(d)	1,100	3,167
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Manpower, Inc.	14,918	$ 629,987
McGrath RentCorp.	2,500	85,725
MemberWorks, Inc. (a)(d)	2,400	59,856
Mobile Mini, Inc. (a)(d)	2,300	62,675
Monster Worldwide, Inc. (a)	18,587	376,015
Navigant Consulting, Inc. (a)(d)	5,950	114,062
NCO Group, Inc. (a)	4,192	107,148
New Horizons Worldwide, Inc. (a)	1,100	6,426
Nobel Learning Communities, Inc. (a)	1,000	7,030
On Assignment, Inc. (a)	4,700	21,808
PICO Holdings, Inc. (a)	3,600	62,604
Pitney Bowes, Inc.	39,774	1,732,555
Portfolio Recovery Associates, Inc. (a)(d)	1,417	40,583
Pre-Paid Legal Services, Inc. (a)(d)	2,919	72,099
PRG-Schultz International, Inc. (a)	9,350	53,015
Princeton Review, Inc. (a)(d)	14,522	102,961
ProsoftTraining (a)	3,100	1,023
Protection One, Inc. (a)(d)	4,555	911
Providence Service Corp.	1,000	16,500
R.R. Donnelley & Sons Co.	44,342	1,362,630
RCM Technologies, Inc. (a)	1,400	6,105
RemedyTemp, Inc. Class A (a)	900	7,056
Republic Services, Inc.	21,527	601,680
Resources Connection, Inc. (a)	3,300	108,174
Robert Half International, Inc.	28,116	688,842
Rollins, Inc.	11,240	262,566
Schawk, Inc. Class A	4,100	57,728
School Specialty, Inc. (a)	3,409	120,849
ServiceMaster Co.	48,087	597,721
SITEL Corp. (a)	5,091	10,844
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	12,060	192,839
SOURCECORP, Inc. (a)	2,700	59,805
Spherion Corp. (a)	10,409	76,194
Spherix, Inc. (a)	2,713	11,666
Standard Register Co.	6,200	64,790
Steelcase, Inc. Class A	6,872	93,116
Stericycle, Inc. (a)	6,269	295,771
Strayer Education, Inc.	3,326	345,904
TeamStaff, Inc. (a)	1,300	2,899
Teletech Holdings, Inc. (a)	8,551	70,460
Tetra Tech, Inc. (a)	7,506	133,382
The Brink's Co.	8,071	232,445
The Geo Group, Inc. (a)	2,100	40,950
TRC Companies, Inc. (a)	3,000	52,350
Trio-Tech International (a)	3,600	13,320
TRM Corp. (a)	1,400	17,360
United Rentals, Inc. (a)	11,107	163,162
United Stationers, Inc. (a)	4,900	201,733
Universal Technical Institute, Inc.	4,021	110,095
Venture Catalyst, Inc. (a)	3,800	1,140

	Shares	Value (Note 1)
Venturi Partners, Inc. (a)	36	$ 295
Viad Corp. (d)	4,398	104,716
Volt Information Sciences, Inc. (a)	1,400	37,268
Waste Connections, Inc. (a)	6,750	198,113
Waste Management, Inc.	97,848	2,719,196
Watson Wyatt & Co. Holdings Class A	3,915	98,658
West Corp. (a)	12,518	322,714
Willis Lease Finance Corp. (a)	1,200	8,796
		33,766,334
Construction & Engineering - 0.1%
ACMAT Corp. Class A (a)	2,374	28,844
Comfort Systems USA, Inc. (a)	9,831	65,868
DualStar Technologies Corp. (a)	5,400	810
Dycom Industries, Inc. (a)	8,823	226,928
EMCOR Group, Inc. (a)	2,800	113,680
Fluor Corp.	13,252	566,523
Foster Wheeler Ltd. (a)(d)	8,404	5,631
Granite Construction, Inc.	6,211	141,611
Insituform Technologies, Inc. Class A (a)	4,200	74,718
Integrated Electrical Services, Inc. (a)	6,433	31,007
Jacobs Engineering Group, Inc. (a)	8,270	323,440
Keith Companies, Inc. (a)	2,200	32,142
MasTec, Inc. (a)	7,936	42,934
McDermott International, Inc. (a)	9,655	116,343
Perini Corp. (a)	11,677	176,323
Quanta Services, Inc. (a)	15,963	102,482
Shaw Group, Inc. (a)	13,462	138,524
URS Corp. (a)	9,893	244,357
		2,432,165
Electrical Equipment - 0.5%
A.O. Smith Corp.	4,181	102,100
Active Power, Inc. (a)	8,800	25,608
Acuity Brands, Inc.	6,600	151,866
Alpine Group, Inc. (a)(d)	4,900	14,700
American Power Conversion Corp.	39,268	659,702
American Superconductor Corp. (a)	3,000	35,850
AMETEK, Inc.	9,920	283,216
AMX Corp. (a)	3,400	61,200
Arotech Corp. (a)(d)	6,700	9,648
Artesyn Technologies, Inc. (a)	7,688	65,425
Ault, Inc. (a)	2,800	8,540
AZZ, Inc. (a)	1,200	17,100
Baldor Electric Co.	9,962	221,156
Beacon Power Corp. (a)	362	159
C&D Technologies, Inc.	4,438	71,452
Capstone Turbine Corp. (a)	13,000	22,490
Channell Commercial Corp. (a)	800	2,744
Chase Corp.	500	8,295
Cooper Industries Ltd. Class A	14,274	788,210
Distributed Energy Systems Corp. (a)	2,200	4,246
Emerson Electric Co.	72,760	4,529,310
Encore Wire Corp. (a)	6,900	85,974
Ener1, Inc. (a)(d)	35,600	23,140
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Energy Conversion Devices, Inc. (a)(d)	3,000	$ 39,600
EnerSys	705	8,954
Espey Manufacturing & Electronics Corp.	623	14,578
Evergreen Solar, Inc. (a)(d)	1,700	5,117
Fiberstars, Inc. (a)(d)	3,300	27,093
Franklin Electric Co., Inc.	2,800	109,900
FuelCell Energy, Inc. (a)(d)	16,057	159,928
General Cable Corp. (a)(d)	3,800	40,014
Genlyte Group, Inc. (a)	2,300	137,333
Global Power Equipment Group, Inc. (a)	4,500	31,815
Hubbell, Inc. Class B	8,992	388,005
II-VI, Inc. (a)	934	35,548
Intermagnetics General Corp. (a)	4,575	105,134
Lamson & Sessions Co. (a)	2,300	16,169
LSI Industries, Inc.	2,625	25,069
M-Wave, Inc. (a)	1,400	1,470
MagneTek, Inc. (a)	3,000	19,530
Medis Technologies Ltd. (a)(d)	3,701	38,861
Merrimac Industries, Inc. (a)	500	4,225
Microvision, Inc. (a)(d)	3,976	24,174
Millennium Cell, Inc. (a)(d)	300	504
Misonix, Inc. (a)(d)	3,000	18,750
Nortech Systems, Inc. (a)	1,634	9,412
Peco II, Inc. (a)(d)	1,400	1,050
Penn Engineering & Manufacturing Corp. (non-vtg.)	700	13,370
Plug Power, Inc. (a)(d)	21,490	137,321
Powell Industries, Inc. (a)	3,100	51,150
Power-One, Inc. (a)	19,279	144,785
Regal-Beloit Corp.	3,200	70,592
Rockwell Automation, Inc.	30,245	1,179,555
Roper Industries, Inc.	6,405	353,236
SL Industries, Inc. (a)	2,100	23,667
Tech/Ops Sevcon, Inc.	2,100	12,894
Thomas & Betts Corp.	7,817	192,298
Ultralife Batteries, Inc. (a)	600	8,790
UQM Technologies, Inc. (a)	3,800	10,564
Valence Technology, Inc. (a)(d)	10,109	28,608
Valpey Fisher Corp. (a)	2,100	7,119
Vicor Corp.	4,243	50,237
Woodward Governor Co.	2,100	123,480
		10,862,030
Industrial Conglomerates - 3.1%
3M Co.	131,436	10,825,069
Alleghany Corp. (a)	1,548	402,495
Allete, Inc.	14,671	396,997
Carlisle Companies, Inc.	6,745	411,782
General Electric Co.	1,771,460	58,086,107
Gerber Scientific, Inc. (a)	3,800	24,168
Raven Industries, Inc.	2,352	96,432
Standex International Corp.	5,500	133,540

	Shares	Value (Note 1)
Teleflex, Inc.	6,969	$ 304,754
Textron, Inc.	22,463	1,426,176
Tredegar Corp.	4,428	76,693
Walter Industries, Inc.	6,100	90,524
		72,274,737
Machinery - 1.5%
3D Systems Corp. (a)	2,100	23,919
A.S.V., Inc. (a)	762	23,142
Actuant Corp. Class A (a)	4,200	158,928
AGCO Corp. (a)	16,634	332,514
Alamo Group, Inc.	200	3,398
Albany International Corp. Class A	4,700	137,005
American Science & Engineering, Inc. (a)	1,900	40,736
Astec Industries, Inc. (a)	4,700	77,691
Axsys Technologies, Inc. (a)	1,200	15,480
Badger Meter, Inc.	1,564	68,112
Barnes Group, Inc.	2,775	72,095
Briggs & Stratton Corp.	3,500	262,850
Bucyrus International, Inc. Class A	3,310	87,483
Cascade Corp.	3,079	79,438
Catalytica Energy Systems, Inc. (a)	7,900	17,380
Caterpillar, Inc.	57,026	4,145,790
Ceradyne, Inc. (a)(d)	2,220	86,425
Circor International, Inc.	727	13,130
CLARCOR, Inc.	6,133	271,692
Columbus McKinnon Corp. (a)	400	3,500
Commercial Vehicle Group, Inc.	332	4,874
Crane Co.	8,621	232,767
Cummins, Inc.	7,101	477,826
CUNO, Inc. (a)	1,917	109,039
Danaher Corp.	51,840	2,665,613
Deere & Co.	40,574	2,567,117
Donaldson Co., Inc.	14,148	401,803
Dover Corp.	33,924	1,279,953
Eaton Corp.	25,711	1,551,659
EnPro Industries, Inc. (a)	4,331	90,778
ESCO Technologies, Inc. (a)	2,300	148,005
Federal Signal Corp.	12,853	235,338
Flanders Corp. (a)	8,338	71,373
Flow International Corp. (a)	600	1,951
Flowserve Corp. (a)	8,338	191,274
Gardner Denver, Inc. (a)	2,753	76,341
Gorman-Rupp Co.	200	5,360
Graco, Inc.	11,092	346,070
Greenbrier Companies, Inc.	2,743	57,740
Harsco Corp.	8,349	374,703
Hirsch International Corp. Class A	900	900
IDEX Corp.	7,200	221,184
Illinois Tool Works, Inc.	52,511	4,793,729
Ingersoll-Rand Co. Ltd. Class A	29,104	1,892,051
ITT Industries, Inc.	16,056	1,270,030
JLG Industries, Inc.	7,894	109,332
Joy Global, Inc.	10,950	331,895
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Kadant, Inc. (a)	3,735	$ 70,517
Kaydon Corp.	4,679	133,164
Kennametal, Inc.	8,784	359,178
Lincoln Electric Holdings, Inc.	6,346	190,761
Lindsay Manufacturing Co.	2,086	52,067
Manitowoc Co., Inc.	3,103	102,895
Middleby Corp.	3,744	187,649
Milacron, Inc. (a)(d)	1,900	6,460
Miller Industries, Inc. (a)	360	3,200
Minuteman International, Inc.	1,800	23,400
Mueller Industries, Inc.	9,020	354,396
NACCO Industries, Inc. Class A	2,373	188,084
Navistar International Corp. (a)	11,358	406,389
Nordson Corp.	5,600	192,024
Oshkosh Truck Co.	5,200	264,992
PACCAR, Inc.	28,993	1,745,089
Pall Corp.	19,726	480,525
Parker Hannifin Corp.	19,698	1,070,980
Pentair, Inc.	20,178	670,717
Reliance Steel & Aluminum Co.	4,134	156,803
Robbins & Myers, Inc.	2,641	50,443
SPX Corp.	11,920	434,961
Stewart & Stevenson Services, Inc.	5,320	88,897
Tecumseh Products Co. Class A (non-vtg.)	3,000	123,450
Tennant Co.	1,661	66,855
Terex Corp. (a)	8,660	312,886
Thomas Industries, Inc.	2,392	73,554
Timken Co.	19,136	444,912
Titan International, Inc.	600	5,850
Toro Co.	3,800	247,646
Trinity Industries, Inc.	6,900	191,475
Valmont Industries, Inc.	2,624	51,798
Wabash National Corp. (a)	4,141	109,861
Wabtec Corp.	7,800	133,458
Watts Water Technologies, Inc. Class A	4,176	106,321
Wolverine Tube, Inc. (a)	200	2,296
		34,533,366
Marine - 0.0%
Alexander & Baldwin, Inc.	10,085	310,517
Kirby Corp. (a)	3,400	120,836
		431,353
Road & Rail - 0.5%
AMERCO (a)	4,600	129,720
Arkansas Best Corp.	4,400	151,580
Burlington Northern Santa Fe Corp.	58,654	2,099,813
Celadon Group, Inc. (a)	1,628	27,595
Covenant Transport, Inc. Class A (a)	2,400	46,800
CSX Corp.	34,048	1,075,236
Dollar Thrifty Automotive Group, Inc. (a)	3,800	91,960

	Shares	Value (Note 1)
Florida East Coast Industries, Inc. Class A	6,673	$ 267,053
Genesee & Wyoming, Inc. Class A (a)	4,915	109,998
Heartland Express, Inc.	10,030	175,926
Kansas City Southern (a)	15,715	235,725
Knight Transportation, Inc. (a)	8,962	178,254
Laidlaw International, Inc. (a)	15,600	244,920
Landstar System, Inc. (a)	4,800	251,904
Marten Transport Ltd. (a)	2,812	48,873
Norfolk Southern Corp.	66,342	1,884,113
Old Dominion Freight Lines, Inc. (a)	2,859	80,366
Overnite Corp.	9,389	285,801
Quality Distribution, Inc.	633	3,918
RailAmerica, Inc. (a)	7,500	87,375
SCS Transportation, Inc. (a)	2,980	55,309
Sirva, Inc. (d)	17,083	361,818
Swift Transportation Co., Inc. (a)	15,314	278,409
U.S. Xpress Enterprises, Inc. Class A (a)	600	9,978
Union Pacific Corp.	41,287	2,357,901
USF Corp.	3,800	130,188
Werner Enterprises, Inc.	16,822	298,086
Yellow Roadway Corp. (a)	7,487	307,266
		11,275,885
Trading Companies & Distributors - 0.1%
Aceto Corp.	3,342	51,333
Applied Industrial Technologies, Inc.	3,100	92,628
Fastenal Co.	12,078	758,257
Hughes Supply, Inc.	6,479	392,563
Huttig Building Products, Inc. (a)	1,077	8,939
Lawson Products, Inc.	1,812	67,406
MSC Industrial Direct Co., Inc. Class A (d)	8,240	256,017
NuCo2, Inc. (a)	700	12,481
W.W. Grainger, Inc.	15,135	808,360
Watsco, Inc.	4,164	121,089
		2,569,073
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. (a)(d)	458	147
TOTAL INDUSTRIALS		239,047,061
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 2.5%
3Com Corp. (a)	64,931	292,839
ACE*COMM Corp. (a)	3,806	4,758
Adaptec, Inc. (a)	16,521	115,317
ADC Telecommunications, Inc. (a)	137,935	295,181
Adtran, Inc.	12,978	347,551
Advanced Fibre Communications, Inc. (a)	15,326	263,147
Airnet Communications Corp. (a)(d)	2,800	756
Alliance Fiber Optic Products, Inc. (a)	2,400	1,944
AltiGen Communications, Inc. (a)	3,200	8,637
Amplidyne, Inc. (a)	3,300	182
Anaren, Inc. (a)	1,500	17,730
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Andrew Corp. (a)	28,712	$ 318,416
Applied Innovation, Inc. (a)	1,500	5,100
Arris Group, Inc. (a)	10,500	47,880
Aspect Communications Corp. (a)	9,151	78,333
Audiovox Corp. Class A (a)	3,500	56,875
Avanex Corp. (a)(d)	29,243	66,674
Avaya, Inc. (a)	80,992	981,623
Avici Systems, Inc. (a)(d)	2,400	21,552
Avocent Corp. (a)	8,828	251,686
Aware, Inc. (a)	6,698	18,754
Bel Fuse, Inc. Class A	1,000	32,650
Belden CDT, Inc. (a)(d)	5,041	100,971
Black Box Corp.	2,700	97,848
Blonder Tongue Laboratories, Inc. (a)	3,900	12,675
Brocade Communications Systems, Inc. (a)	47,561	234,476
Brooktrout, Inc. (a)	1,900	16,226
C-COR.net Corp. (a)	10,684	83,976
Carrier Access Corp. (a)	3,100	21,359
Centillium Communications, Inc. (a)	3,503	9,353
CIENA Corp. (a)	78,841	143,491
Cisco Systems, Inc. (a)	1,153,351	21,636,865
Cognitronics Corp. (a)	2,400	8,280
Comarco, Inc. (a)	450	3,024
CommScope, Inc. (a)	12,913	256,581
Communications Systems, Inc.	2,276	18,322
Computer Network Technology Corp. (a)(d)	4,067	12,567
Comtech Telecommunications Corp. (a)	1,950	35,315
Comverse Technology, Inc. (a)	31,309	548,221
Copper Mountain Networks, Inc. (a)(d)	620	4,129
Corning, Inc. (a)	228,422	2,311,631
CoSine Communications, Inc. (a)(d)	700	2,520
DAOU Systems, Inc. (a)	200	64
Digi International, Inc. (a)	4,395	49,444
Digital Lightwave, Inc. (a)(d)	6,271	7,149
Ditech Communications Corp. (a)	7,074	152,232
Echelon Corp. (a)	4,379	30,522
EFJ, Inc. (a)	99	576
Emulex Corp. (a)	15,484	164,285
Enterasys Networks, Inc. (a)	29,865	53,757
Entrada Networks, Inc. (a)(d)	150	15
eOn Communications Corp. (a)	620	670
Extreme Networks, Inc. (a)	15,200	70,680
Ezenia!, Inc. (a)	200	170
F5 Networks, Inc. (a)	8,551	210,098
FalconStor Software, Inc. (a)(d)	3,300	21,813
Finisar Corp. (a)(d)	44,126	59,570
First Virtual Communications, Inc. (a)	626	382
Foundry Networks, Inc. (a)	20,518	187,124
Glenayre Technologies, Inc. (a)	7,200	14,112

	Shares	Value (Note 1)
Globecomm Systems, Inc. (a)(d)	3,000	$ 16,890
Harmonic, Inc. (a)	16,262	96,434
Harris Corp.	11,494	553,551
Inter-Tel, Inc.	3,400	67,830
InterDigital Communication Corp. (a)	9,184	143,179
ION Networks, Inc. (a)	2,400	384
ISCO International, Inc. (a)	1,800	468
Ixia (a)	15,464	122,630
JDS Uniphase Corp. (a)	236,955	736,930
Juniper Networks, Inc. (a)(d)	95,464	2,185,171
Lantronix, Inc. (a)(d)	500	520
Loral Space & Communications Ltd. (d)	4,101	176
Lucent Technologies, Inc. (a)	720,410	2,254,883
McDATA Corp. Class A (a)(d)	16,314	84,180
Motorola, Inc.	395,439	6,386,340
MRV Communications, Inc. (a)(d)	15,973	35,460
NETGEAR, Inc. (d)	3,400	44,030
Netopia, Inc. (a)	1,000	2,545
NetSolve, Inc. (a)	1,900	15,048
Network Engines, Inc. (a)	2,300	3,726
Network Equipment Technologies, Inc. (a)	3,600	24,012
NMS Communications Corp. (a)	2,800	13,440
NumereX Corp. Class A (a)	2,600	9,490
Occam Networks, Inc. (a)	3,400	323
Oplink Communications, Inc. (a)(d)	16,222	28,389
Optelecom, Inc. (a)	529	4,676
Optical Cable Corp. (a)	656	2,191
Optical Cable Corp. warrants 10/24/07 (a)	762	0
Optical Communication Products, Inc. (a)	5,795	10,605
P-Com, Inc. (a)(d)	36	30
Packeteer, Inc. (a)	4,410	44,232
Paradyne Networks, Inc. (a)	4,146	17,911
Parkervision, Inc. (a)(d)	900	4,050
PC-Tel, Inc. (a)	2,200	19,998
Performance Technologies, Inc. (a)	2,900	17,371
Plantronics, Inc.	8,715	338,578
Polycom, Inc. (a)	20,267	395,815
Powerwave Technologies, Inc. (a)	19,697	119,167
Proxim Corp. Class A (a)(d)	16,464	14,324
QLogic Corp. (a)	15,226	397,551
QUALCOMM, Inc.	278,378	10,592,283
Redback Networks, Inc. (a)(d)	23,235	139,875
Redback Networks, Inc.:
warrants 1/2/10 (a)(d)	309	1,452
warrants 1/2/10 (a)	325	1,885
REMEC, Inc. (a)	7,800	40,482
SafeNet, Inc. (a)	3,062	87,114
Science Dynamics Corp. (a)	4,100	369
Scientific-Atlanta, Inc.	25,570	696,527
SCM Microsystems, Inc. (a)	600	1,710
SeaChange International, Inc. (a)(d)	4,650	71,052
SiRF Technology Holdings, Inc. (d)	15,696	156,646
SpectraLink Corp.	3,240	30,877
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Stratex Networks, Inc. (a)	7,150	$ 18,304
Stratos International, Inc. (a)	1,058	4,126
Sunrise Telecom, Inc.	4,200	11,130
Sycamore Networks, Inc. (a)	40,582	154,617
Symmetricom, Inc. (a)	7,753	62,334
Tekelec (a)	8,000	146,160
Tellabs, Inc. (a)	68,356	619,989
Telular Corp. (a)	2,100	12,033
TeraForce Technology Corp. (a)(d)	19,900	4,179
Terayon Communication Systems, Inc. (a)	11,777	19,197
Tollgrade Communications, Inc. (a)	2,134	17,734
TPC Liquidation, Inc. (a)	960	11
Tut Systems, Inc. (a)	1,100	2,133
UTStarcom, Inc. (a)(d)	23,293	360,343
Veramark Technologies, Inc. (a)	2,300	2,300
Verilink Corp. (a)	3,400	9,860
Verso Technologies, Inc. (a)	13,318	12,918
ViaSat, Inc. (a)	3,963	78,547
Vyyo, Inc. (a)	1,133	6,063
Wegener Corp. (a)	3,500	4,690
Westell Technologies, Inc. Class A (a)	4,212	19,080
WJ Communications, Inc. (a)	3,700	10,434
YDI Wireless, Inc. (a)(d)	610	1,678
Zhone Technologies, Inc. (a)	24,418	78,138
		57,496,876
Computers & Peripherals - 3.0%
ActivCard Corp. (a)	4,448	26,999
Advanced Digital Information Corp. (a)	13,177	124,654
Alpha Technologies Group, Inc. (a)	2,100	3,066
Apple Computer, Inc. (a)	67,990	2,344,975
Applied Films Corp. (a)	2,037	40,536
Astro-Med, Inc.	3,591	33,396
Avid Technology, Inc. (a)(d)	6,622	286,534
Concurrent Computer Corp. (a)	9,619	16,833
Cray, Inc. (a)	9,398	35,900
Crossroads Systems, Inc. (a)	5,525	7,735
Datalink Corp. (a)	2,200	4,180
Dataram Corp. (a)	3,250	19,533
Dell, Inc. (a)	431,044	15,017,573
Diebold, Inc.	13,587	664,268
Dot Hill Systems Corp. (a)	4,870	37,304
Drexler Technology Corp. (a)(d)	1,984	15,654
Electronics for Imaging, Inc. (a)	12,121	240,965
EMC Corp. (a)	412,688	4,444,650
Exabyte Corp. (a)(d)	100	62
FOCUS Enhancements, Inc. (a)(d)	5,500	7,040
Gateway, Inc. (a)	64,248	282,049
Hauppauge Digital, Inc. (a)	500	1,920
Hewlett-Packard Co.	523,374	9,363,161
Hutchinson Technology, Inc. (a)	3,733	90,787
Hypercom Corp. (a)	7,777	56,772

	Shares	Value (Note 1)
Imation Corp.	8,261	$ 284,426
InFocus Corp. (a)	5,400	46,224
Innovex, Inc. (a)	1,500	6,060
Intergraph Corp. (a)	6,049	156,911
International Business Machines Corp.	287,291	24,330,675
Interphase Corp. (a)	1,906	19,575
Iomega Corp. (d)	6,880	29,859
Komag, Inc. (a)	9,773	109,653
Lexmark International, Inc. Class A (a)	21,627	1,912,908
Maxtor Corp. (a)	40,116	168,487
Media 100, Inc. (a)(d)	2,700	16
Mobility Electronics, Inc. (a)	5,783	42,736
MTI Technology Corp. (a)(d)	3,200	5,856
NCR Corp. (a)	16,414	725,006
Neoware Systems, Inc. (a)	1,939	15,415
Network Appliance, Inc. (a)	58,000	1,164,060
Novatel Wireless, Inc. (a)	5,888	115,699
Overland Storage, Inc. (a)	2,079	27,235
PalmOne, Inc. (a)(d)	11,758	383,899
Pinnacle Systems, Inc. (a)	6,998	26,173
Presstek, Inc. (a)(d)	7,102	62,071
Quantum Corp. (a)	19,830	46,601
SanDisk Corp. (a)	28,491	665,265
SBS Technologies, Inc. (a)	3,482	35,725
Scan-Optics, Inc. (a)	300	105
Seagate Technology (d)	86,005	940,035
Silicon Graphics, Inc. (a)(d)	26,400	41,712
SimpleTech, Inc. (a)	7,700	29,183
Socket Communications, Inc. (a)	3,300	8,712
Storage Technology Corp. (a)	18,313	444,090
Stratasys, Inc. (a)(d)	1,507	37,570
Sun Microsystems, Inc. (a)	572,808	2,199,583
Synaptics, Inc. (a)	4,302	79,028
UNOVA, Inc. (a)	8,267	120,533
Video Display Corp. (d)	1,440	52,056
ViewCast.com, Inc. (a)(d)	13,700	4,247
VPGI Corp. (a)	825	33
Western Digital Corp. (a)	34,088	254,296
Xybernaut Corp. (a)(d)	38,052	47,565
		67,805,829
Electronic Equipment & Instruments - 0.7%
Advanced Photonix, Inc. Class A (a)(d)	5,286	8,986
Aeroflex, Inc. (a)	13,939	140,505
Aetrium, Inc. (a)	2,400	11,448
Agilent Technologies, Inc. (a)	86,043	1,763,882
Agilysys, Inc.	5,700	88,806
Allied Motion Technologies, Inc. (a)(d)	4,100	24,268
American Building Control, Inc. (a)	3,700	3,848
American Technical Ceramics Corp. (a)	1,900	12,825
American Technology Corp. (a)(d)	900	5,634
Amphenol Corp. Class A (a)	14,250	428,355
Andrea Electronics Corp. (a)	1,600	160
Anixter International, Inc.	8,178	288,438
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
APA Optics, Inc. (a)(d)	2,800	$ 4,200
Arrow Electronics, Inc. (a)	21,687	469,307
Avnet, Inc. (a)	20,014	317,822
AVX Corp.	29,676	343,648
Axcess, Inc. (a)	1,600	3,520
BEI Technologies, Inc.	2,673	74,416
Bell Industries, Inc. (a)	7,200	20,088
Bell Microproducts, Inc. (a)	3,480	26,413
Benchmark Electronics, Inc. (a)	8,075	232,237
Benthos, Inc. (a)	2,454	26,749
Brightpoint, Inc. (a)	3,472	46,004
Broadcast International, Inc. (a)	270	1,688
CalAmp Corp. (a)	3,032	17,737
CDW Corp.	13,865	811,103
CellStar Corp. (a)	1,700	8,177
Checkpoint Systems, Inc. (a)	4,849	73,220
Chyron Corp. (a)(d)	1,500	675
Cognex Corp.	10,569	282,932
Coherent, Inc. (a)	4,300	109,349
CTS Corp.	5,303	60,454
CyberOptics Corp. (a)	850	14,884
Daktronics, Inc. (a)	2,379	55,526
DDi Corp. (a)(d)	13,825	77,973
Digital Theater Systems, Inc.	1,697	21,891
Digital Video Systems, Inc. (a)	1,800	1,278
Dionex Corp. (a)	3,300	151,998
Duraswitch Industries, Inc. (a)	1,500	3,750
Electro Scientific Industries, Inc. (a)	3,700	76,553
eMagin Corp. (a)	3,800	3,002
En Pointe Technologies, Inc. (a)	1,400	3,010
Excel Technology, Inc. (a)	1,100	27,214
Fargo Electronics, Inc. (a)	2,211	21,778
FARO Technologies, Inc. (a)(d)	3,698	76,068
Flir Systems, Inc. (a)	7,839	457,562
Frequency Electronics, Inc.	500	5,850
Giga-Tronics, Inc. (a)(d)	3,000	4,800
Global Imaging Systems, Inc. (a)	3,800	106,400
GTSI Corp. (a)	1,990	15,900
Identix, Inc. (a)	9,332	42,927
IEC Electronics Corp. (a)	100	51
Ingram Micro, Inc. Class A (a)	26,234	388,788
Interlink Electronics, Inc. (a)	1,200	9,960
Iteris Holdings, Inc. (a)(d)	1,200	3,900
Itron, Inc. (a)	3,000	56,010
Jabil Circuit, Inc. (a)	33,641	694,014
Keithley Instruments, Inc.	1,200	19,320
KEMET Corp. (a)	12,784	110,837
Landauer, Inc.	1,400	62,692
LeCroy Corp. (a)	1,700	24,157
Lexar Media, Inc. (a)(d)	13,325	76,486
LightPath Technologies, Inc. Class A (a)(d)	437	2,487

	Shares	Value (Note 1)
Littelfuse, Inc. (a)	3,052	$ 111,154
LoJack Corp. (a)	3,600	37,656
Maxwell Technologies, Inc. (a)	1,100	10,516
Measurement Specialties, Inc. (a)	3,305	77,040
Mechanical Technology, Inc. (a)(d)	4,800	21,221
Merix Corp. (a)	1,450	14,442
Methode Electronics, Inc. Class A	5,200	68,536
Metrologic Instruments, Inc. (a)	2,058	29,615
Micronetics, Inc. Delaware (a)	1,137	9,721
MOCON, Inc.	2,152	17,108
Molex, Inc.	35,239	1,017,350
MTS Systems Corp.	3,500	76,125
National Instruments Corp.	12,172	317,324
Newport Corp. (a)	4,126	51,575
NU Horizons Electronics Corp. (a)	3,452	21,920
OSI Systems, Inc. (a)(d)	2,149	31,289
OYO Geospace Corp. (a)	1,300	21,944
Park Electrochemical Corp.	2,880	63,792
Parlex Corp. (a)	1,600	9,440
Paxar Corp. (a)	6,365	128,828
PC Connection, Inc. (a)	2,250	14,850
Pemstar, Inc. (a)	3,100	5,456
PFSweb, Inc. (a)(d)	9,321	13,982
Photon Dynamics, Inc. (a)	2,232	50,153
Planar Systems, Inc. (a)	2,218	25,196
Plexus Corp. (a)	6,504	76,682
RadiSys Corp. (a)	3,400	39,440
Research Frontiers, Inc. (a)(d)	2,000	12,120
Richardson Electronics Ltd.	2,448	20,392
Rofin-Sinar Technologies, Inc. (a)	2,100	59,010
Rogers Corp. (a)	3,542	164,313
Sanmina-SCI Corp. (a)	88,314	611,133
Satcon Technology Corp. (a)(d)	1,200	2,628
ScanSource, Inc. (a)	1,927	115,697
Scientific Technologies, Inc. (a)	3,100	15,314
SED International Holdings, Inc. (a)(d)	50	75
Sirenza Microdevices, Inc. (a)	4,500	19,530
Solectron Corp. (a)	178,385	920,467
Somera Communications, Inc. (a)	2,800	3,752
Spectrum Control, Inc. (a)	1,500	11,940
Staktek Holdings, Inc.	558	3,136
StockerYale, Inc. (a)(d)	1,200	1,692
Super Vision International, Inc. Class A (a)	2,100	8,295
Superconductor Technologies, Inc. (a)	6,380	7,082
Symbol Technologies, Inc.	37,576	484,730
SYNNEX Corp.	11,171	177,507
Taser International, Inc. (a)(d)	4,128	113,892
Tech Data Corp. (a)	10,108	380,667
Technitrol, Inc. (a)	6,089	108,141
Tektronix, Inc.	15,073	430,636
Trimble Navigation Ltd. (a)	10,528	289,941
TTM Technologies, Inc. (a)	7,352	69,329
Universal Display Corp. (a)(d)	2,400	20,880
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Veeco Instruments, Inc. (a)	4,200	$ 81,312
Viisage Technology, Inc. (a)	4,589	29,783
Vishay Intertechnology, Inc. (a)(d)	25,123	320,318
Woodhead Industries, Inc.	1,600	21,136
X-Rite, Inc.	2,700	37,800
Zomax, Inc. (a)	4,900	16,616
Zygo Corp. (a)	1,200	11,964
		15,257,543
Internet Software & Services - 0.5%
24/7 Real Media, Inc. (a)	460	1,504
Akamai Technologies, Inc. (a)	25,106	337,676
America Online Latin America, Inc. (a)(d)	7,978	3,271
Apropos Technology, Inc. (a)	750	2,423
aQuantive, Inc. (a)	8,967	77,654
Ariba, Inc. (a)	7,824	58,211
Art Technology Group, Inc. (a)	11,400	10,955
Ask Jeeves, Inc. (a)	11,637	301,631
Autobytel, Inc. (a)	5,594	39,382
Bankrate, Inc. (a)	3,082	33,039
Blue Coat Systems, Inc. (a)(d)	2,981	43,582
Blue Martini Software, Inc. (a)	1,785	4,837
Braun Consulting, Inc. (a)	1,700	1,751
BroadVision, Inc. (a)(d)	5,124	13,425
Calico Commerce, Inc.	626	0
Centra Software, Inc. (a)	5,611	8,417
Chordiant Software, Inc. (a)	14,210	39,504
Clarus Corp. (a)	1,000	9,380
Click Commerce, Inc. (a)	500	2,575
CMGI, Inc. (a)(d)	94,144	111,090
CNET Networks, Inc. (a)	21,738	176,730
Commerce One, Inc. (a)(d)	5,411	3,301
Communication Intelligence Corp. (a)	3,800	1,558
Corillian Corp. (a)	1,722	7,749
Critical Path, Inc. (a)(d)	3,689	2,615
CyberCash, Inc. rights 12/31/03 (d)	7,800	78
CyberSource Corp. (a)	2,800	14,280
deltathree, Inc. (a)(d)	500	1,000
Digital Impact, Inc. (a)	800	1,128
Digital Insight Corp. (a)	5,022	75,129
Digital River, Inc. (a)	3,718	89,492
Digitas, Inc. (a)	7,167	51,244
DoubleClick, Inc. (a)(d)	27,698	145,415
DSL.net, Inc. (a)	1,895	455
EarthLink, Inc. (a)	22,572	225,946
EasyLink Services Corp. Class A (a)	170	199
eCollege.com (a)	3,535	23,190
eGain Communications Corp. (a)	500	305
Elcom International, Inc. (a)	2,200	374
Entrust, Inc. (a)	7,900	21,172
Equinix, Inc. (a)	1,604	50,991
FindWhat.com (a)(d)	3,079	45,107

	Shares	Value (Note 1)
GoRemote Internet Communications, Inc. (a)(d)	2,000	$ 2,980
High Speed Access Corp.	5,100	0
Homestore, Inc. (a)(d)	33,750	73,575
I-Many, Inc. (a)	5,700	4,845
iBasis, Inc. (a)(d)	2,400	4,992
InfoSpace, Inc. (a)	4,695	178,410
Innodata Isogen, Inc. (a)(d)	9,200	35,972
Interland, Inc. (a)	1,108	4,354
Internap Network Services Corp. (a)(d)	83,396	43,366
Internet America, Inc. (a)(d)	4,200	2,436
Internet Capital Group, Inc. (a)	1,307	7,189
Internet Commerce Corp. Class A (a)(d)	600	575
Interwoven, Inc. (a)	5,949	45,153
Intraware, Inc. (a)(d)	1,200	1,596
iPass, Inc.	21,857	136,606
IPIX Corp. (a)(d)	295	2,440
iVillage, Inc. (a)	6,349	36,888
j2 Global Communications, Inc. (a)(d)	3,244	81,943
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)	1,200	17,244
Kana Software, Inc. (a)(d)	3,268	5,065
Keynote Systems, Inc. (a)	1,600	21,536
LookSmart Ltd. (a)	11,207	17,259
Loudeye Corp. (a)(d)	2,000	2,220
LQ Corp., Inc. (a)	574	1,148
Marketwatch.com, Inc. (a)(d)	812	7,633
MatrixOne, Inc. (a)	7,185	33,626
Modem Media, Inc. Class A (a)	4,300	20,898
Navidec, Inc. (a)	346	1,107
NaviSite, Inc. (a)(d)	344	495
Neoforma, Inc. (a)(d)	2,800	28,560
Net2Phone, Inc. (a)(d)	5,858	17,515
Netegrity, Inc. (a)	5,283	32,068
NetRatings, Inc. (a)	3,275	50,632
NIC, Inc. (a)	4,201	22,727
Niku Corp. (a)(d)	1,390	18,001
On2.Com, Inc. (a)	18,981	12,907
Openwave Systems, Inc. (a)	9,624	89,696
Optio Software, Inc. (a)	3,000	3,495
PEC Solutions, Inc. (a)(d)	3,500	36,855
Persistence Software, Inc. (a)	70	260
Plumtree Software, Inc. (a)	9,421	31,655
Primus Knowledge Solutions, Inc. (a)	800	896
Quovadx, Inc. (a)	7,549	13,739
Raindance Communications, Inc. (a)	14,360	23,694
RealNetworks, Inc. (a)	41,635	206,926
Register.com, Inc. (a)	4,844	27,853
Retek, Inc. (a)	7,752	29,225
S1 Corp. (a)	6,982	55,158
Saba Software, Inc. (a)	600	2,382
Salon Media Group, Inc. (a)	5,500	770
SAVVIS Communications Corp. (a)(d)	9,243	11,276
SeeBeyond Technology Corp. (a)	8,415	25,329
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Selectica, Inc. (a)	6,434	$ 24,385
SmartServ Online, Inc. (a)(d)	150	195
SonicWALL, Inc. (a)	13,089	70,681
Sportsline.com, Inc. (a)	1,000	1,710
Stellent, Inc. (a)	4,736	32,726
Supportsoft, Inc. (a)	10,058	101,686
Terremark Worldwide, Inc. (a)(d)	66,107	41,647
The Sedona Corp. (a)	6,100	1,586
The viaLink Co. (a)(d)	2,400	120
TheStreet.com, Inc. (a)	3,600	12,240
Tippingpoint Technologies, Inc. (a)(d)	227	4,392
Track Data Corp.	8,200	6,314
Tucows, Inc. (a)	2,000	1,040
Tumbleweed Communications Corp. (a)	1,858	3,902
United Online, Inc. (a)	8,586	82,254
ValueClick, Inc. (a)	11,691	84,526
VeriSign, Inc. (a)	42,017	729,415
Via Net.Works, Inc. (a)	2,930	1,963
Vignette Corp. (a)(d)	28,284	34,224
Visual Data Corp. (a)(d)	206	340
Vitria Technology, Inc. (a)	2,487	7,187
Webb Interactive Services, Inc. (a)(d)	4,300	1,892
WebEx Communications, Inc. (a)(d)	10,438	202,497
webMethods, Inc. (a)	6,251	25,567
Websense, Inc. (a)	3,200	122,720
WorldGate Communications, Inc. (a)(d)	1,300	2,249
Yahoo!, Inc. (a)	231,995	6,614,177
Zix Corp. (a)(d)	10,905	45,256
		11,827,826
IT Services - 1.3%
Acxiom Corp.	16,559	372,081
Affiliated Computer Services, Inc. Class A (a)	22,347	1,214,113
Affinity Technology Group, Inc. (a)	10,600	477
Alliance Data Systems Corp. (a)	15,866	606,081
Answerthink, Inc. (a)	2,704	15,278
Anteon International Corp. (a)	4,920	161,622
Applied Digital Solutions, Inc. (a)	2,397	5,441
Automatic Data Processing, Inc.	101,497	4,036,536
BearingPoint, Inc. (a)	38,190	308,193
CACI International, Inc. Class A (a)	5,185	252,458
Carreker Corp. (a)	4,530	46,206
Ceridian Corp. (a)	24,169	446,885
Certegy, Inc.	12,501	479,788
CheckFree Corp. (a)	15,272	416,162
Ciber, Inc. (a)	7,491	50,489
Cognizant Technology Solutions Corp. Class A (a)	20,160	552,787
CompuCom Systems, Inc. (a)	8,500	38,590
Computer Horizons Corp. (a)	5,300	20,723
Computer Sciences Corp. (a)	30,435	1,410,662

	Shares	Value (Note 1)
Convergys Corp. (a)	24,483	$ 340,314
Corio, Inc. (a)	7,600	10,412
Covansys Corp. (a)	1,255	11,860
CSG Systems International, Inc. (a)	7,200	104,184
CSP, Inc. (a)	3,600	25,020
DigitalNet Holdings, Inc.	7,762	168,746
Direct Insite Corp. (a)	40	94
DST Systems, Inc. (a)	15,589	705,246
Edgewater Technology, Inc. (a)	2,800	13,608
eFunds Corp. (a)	6,571	97,579
Electronic Data Systems Corp.	88,516	1,701,278
eLoyalty Corp. (a)	3,847	22,890
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)	4,100	71,996
First Data Corp.	148,161	6,259,802
Fiserv, Inc. (a)	34,129	1,187,007
Forrester Research, Inc. (a)	3,800	64,334
Gartner, Inc. Class A (a)(d)	22,106	264,167
Global Payments, Inc. (d)	7,206	319,658
Hewitt Associates, Inc. Class A (a)	20,104	530,947
iGate Corp. (a)	4,382	12,927
Inforte Corp. (a)	640	5,599
infoUSA, Inc. (a)	5,193	47,204
InteliData Technologies Corp. (a)	4,700	1,880
Intelligroup, Inc. (a)(d)	2,300	4,163
InterCept, Inc. (a)	3,700	64,047
Intrado, Inc. (a)	3,108	28,718
iPayment, Inc. (a)	1,534	53,997
Iron Mountain, Inc. (a)	20,847	642,713
Keane, Inc. (a)	8,692	122,557
Lightbridge, Inc. (a)	4,152	18,684
Lionbridge Technologies, Inc. (a)	18,336	146,138
ManTech International Corp. Class A (a)	7,337	117,539
Maximus, Inc. (a)	3,215	93,524
Meta Group, Inc. (a)	2,450	11,638
MPS Group, Inc. (a)	15,674	139,969
National Processing, Inc. (a)	13,109	346,864
New Century Equity Holdings Corp. (a)	1,200	312
Paychex, Inc.	63,413	1,881,464
Pegasus Solutions, Inc. (a)	3,050	38,217
Perot Systems Corp. Class A (a)	22,474	299,129
RightNow Technologies, Inc.	665	6,052
Sabre Holdings Corp. Class A	23,839	548,297
Safeguard Scientifics, Inc. (a)	11,755	20,924
Sapient Corp. (a)	32,671	245,033
SM&A (a)	3,853	25,391
SRA International, Inc. Class A (a)	3,592	162,825
StarTek, Inc.	1,900	59,147
Storage Engine, Inc. (a)	434	5
SunGard Data Systems, Inc. (a)	50,874	1,170,102
Sykes Enterprises, Inc. (a)	6,100	27,694
Syntel, Inc. (d)	5,600	85,512
Technology Solutions Co. (a)	8,550	8,550
The BISYS Group, Inc. (a)	23,652	335,858
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Management Network Group, Inc. (a)	1,200	$ 2,016
Tier Technologies, Inc. Class B (a)	3,200	26,880
Titan Corp. (a)	17,956	237,737
TNS, Inc.	9,549	187,351
Total System Services, Inc. (d)	33,866	753,180
TSR, Inc.	100	595
Tyler Technologies, Inc. (a)	6,359	57,867
Unisys Corp. (a)	57,734	579,649
Zamba Corp. (a)	3,700	407
		30,952,069
Office Electronics - 0.1%
Xerox Corp. (a)	143,663	1,929,394
Zebra Technologies Corp. Class A (a)	14,304	817,474
		2,746,868
Semiconductors & Semiconductor Equipment - 2.7%
8X8, Inc. (a)(d)	1,000	2,080
Actel Corp. (a)	3,829	55,329
ADE Corp. (a)	800	15,376
Advanced Energy Industries, Inc. (a)	4,100	40,016
Advanced Micro Devices, Inc. (a)	58,149	664,643
Advanced Power Technology, Inc. (a)	2,155	16,594
AEHR Test Systems (a)	3,046	9,047
Agere Systems, Inc. Class A (a)	274,780	332,484
Alliance Semiconductor Corp. (a)	2,900	11,078
Altera Corp. (a)	61,628	1,166,002
AMIS Holdings, Inc.	20,498	246,796
Amkor Technology, Inc. (a)(d)	28,226	107,259
Amtech Systems, Inc. (a)	3,500	15,120
ANADIGICS, Inc. (a)	5,094	19,103
Analog Devices, Inc.	62,984	2,186,804
Applied Materials, Inc. (a)	292,307	4,644,758
Applied Micro Circuits Corp. (a)	58,565	196,193
Artisan Components, Inc. (a)	2,648	72,952
Asyst Technologies, Inc. (a)	5,531	25,221
Atheros Communications, Inc. (d)	17,385	138,385
Atmel Corp. (a)	76,239	266,074
ATMI, Inc. (a)	4,900	92,316
August Technology Corp. (a)	2,100	20,118
Axcelis Technologies, Inc. (a)	22,378	174,548
AXT, Inc. (a)	5,100	7,497
Broadcom Corp. Class A (a)	55,880	1,516,583
Brooks Automation, Inc. (a)	8,613	107,060
Cabot Microelectronics Corp. (a)	3,157	105,412
California Micro Devices Corp. (a)	1,400	7,504
Celeritek, Inc.	800	2,800
Ceva, Inc. (a)	3,103	22,186
Cirrus Logic, Inc. (a)	12,367	62,577
Cohu, Inc.	3,575	56,414
Conexant Systems, Inc. (a)	87,659	130,612

	Shares	Value (Note 1)
Credence Systems Corp. (a)(d)	9,802	$ 65,379
Cree, Inc. (a)(d)	12,572	314,426
Cymer, Inc. (a)	6,153	164,408
Cypress Semiconductor Corp. (a)	19,659	191,872
Diodes, Inc. (a)	2,892	55,555
DPAC Technologies Corp. (a)(d)	5,400	2,484
DSP Group, Inc. (a)	4,100	77,941
DuPont Photomasks, Inc. (a)	2,946	46,017
Electroglas, Inc. (a)(d)	4,674	11,778
EMCORE Corp. (a)	2,848	6,636
Entegris, Inc. (a)	9,300	74,028
ESS Technology, Inc. (a)	6,403	43,668
Exar Corp. (a)	5,900	81,361
Fairchild Semiconductor International, Inc. (a)	18,522	228,376
FEI Co. (a)	4,100	77,859
FormFactor, Inc. (a)	5,967	104,423
Freescale Semiconductor, Inc. Class A	67,774	942,059
FSI International, Inc. (a)	4,200	20,412
Genesis Microchip, Inc. (a)	7,558	90,394
Helix Technology Corp.	4,273	58,156
Hi/fn, Inc. (a)(d)	1,922	14,876
Ibis Technology Corp. (a)(d)	2,229	11,903
Integrated Circuit Systems, Inc. (a)	11,277	247,868
Integrated Device Technology, Inc. (a)	20,937	224,235
Integrated Silicon Solution, Inc. (a)	4,221	33,304
Intel Corp.	1,101,740	23,456,045
International Rectifier Corp. (a)	10,227	336,059
Intersil Corp. Class A	27,503	479,377
Intest Corp. (a)	2,530	19,658
IXYS Corp. (a)	3,700	24,568
JMAR Technologies, Inc. (a)	2,900	3,741
KLA-Tencor Corp. (a)	33,286	1,243,565
Kopin Corp. (a)	9,400	37,224
Kulicke & Soffa Industries, Inc. (a)(d)	7,962	43,632
Lam Research Corp. (a)	23,247	500,973
Lattice Semiconductor Corp. (a)	21,552	98,277
Leadis Technology, Inc.	7,132	71,463
Linear Technology Corp.	53,316	1,907,113
LSI Logic Corp. (a)	68,519	330,947
LTX Corp. (a)	8,192	42,107
Mattson Technology, Inc. (a)	7,388	55,114
Maxim Integrated Products, Inc.	55,969	2,430,734
MEMC Electronic Materials, Inc. (a)	36,868	294,944
Micrel, Inc. (a)	13,153	127,716
Micro Component Technology, Inc. (a)	4,500	3,060
Micro Linear Corp. (a)	100	558
Microchip Technology, Inc.	33,876	893,988
Micron Technology, Inc. (a)	101,073	1,163,350
Microsemi Corp. (a)	8,202	88,500
Mindspeed Technologies, Inc. (a)	25,211	76,389
MIPS Technologies, Inc. (a)	6,500	33,150
MKS Instruments, Inc. (a)	12,987	174,545
Monolithic System Technology, Inc. (a)(d)	4,277	17,194
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mykrolis Corp. (a)	7,024	$ 62,022
Nanometrics, Inc. (a)(d)	800	7,872
National Semiconductor Corp. (a)	62,002	826,487
NeoMagic Corp. (a)(d)	1,000	1,070
Novellus Systems, Inc. (a)	25,007	610,921
NVIDIA Corp. (a)	28,113	350,288
Omnivision Technologies, Inc. (a)(d)	9,772	101,922
ON Semiconductor Corp. (a)	49,216	146,664
PDF Solutions, Inc. (a)	4,200	38,808
Pericom Semiconductor Corp. (a)	4,500	44,370
Photronics, Inc. (a)(d)	4,841	69,468
Pixelworks, Inc. (a)	5,600	58,464
PLX Technology, Inc. (a)	3,886	24,404
Power Integrations, Inc. (a)(d)	3,900	78,312
QuickLogic Corp. (a)	4,793	12,610
Rambus, Inc. (a)	15,957	204,569
Ramtron International Corp. (a)(d)	4,700	14,335
Reliability, Inc. (a)	100	65
RF Micro Devices, Inc. (a)	34,167	174,935
Rudolph Technologies, Inc. (a)	2,300	37,260
Semitool, Inc. (a)	4,700	35,908
Semtech Corp. (a)	12,533	226,722
Sigma Designs, Inc. (a)(d)	2,609	18,133
Sigmatel, Inc.	3,990	66,992
Silicon Image, Inc. (a)	18,184	200,024
Silicon Laboratories, Inc. (a)	8,113	266,025
Silicon Storage Technology, Inc. (a)	18,672	107,737
Siliconix, Inc. (a)	7,049	241,499
Sipex Corp. (a)	1,500	7,155
Skyworks Solutions, Inc. (a)	26,316	219,212
SRS Labs, Inc. (a)	2,700	13,743
Standard Microsystems Corp. (a)	2,900	46,023
Supertex, Inc. (a)	2,131	36,355
Tegal Corp. (a)	6,100	6,771
Teradyne, Inc. (a)	32,218	414,646
Tessera Technologies, Inc.	8,659	168,764
Texas Instruments, Inc.	291,604	5,697,942
Therma-Wave, Inc. (a)(d)	5,400	18,360
Three-Five Systems, Inc. (a)	1,500	4,395
Transmeta Corp. (a)(d)	19,000	26,980
Transwitch Corp. (a)(d)	14,454	19,947
Trident Microsystems, Inc. (a)	5,569	75,627
Tripath Technology, Inc. (a)(d)	1,600	2,288
TriQuint Semiconductor, Inc. (a)	18,701	71,064
Tvia, Inc. (a)	6,300	8,820
Ultratech, Inc. (a)	3,672	58,458
Varian Semiconductor Equipment Associates, Inc. (a)	6,181	173,068
Virage Logic Corp. (a)	3,148	29,591
Vitesse Semiconductor Corp. (a)	39,408	99,308
Volterra Semiconductor Corp. (d)	5,049	40,897

	Shares	Value (Note 1)
White Electronic Designs Corp. (a)	3,182	$ 15,751
Xilinx, Inc.	58,370	1,601,089
Zoran Corp. (a)	8,297	130,595
		62,695,085
Software - 3.8%
Accelrys, Inc. (a)	4,164	24,568
Acclaim Entertainment, Inc. (a)	14,700	662
Activision, Inc. (a)	24,046	346,022
Actuate Corp. (a)	4,899	15,334
Adept Technology, Inc. (a)(d)	3,400	4,250
Adobe Systems, Inc.	41,841	1,919,247
Advent Software, Inc. (a)	4,100	69,208
Agile Software Corp. (a)	5,154	39,273
Altiris, Inc. (a)(d)	3,734	88,608
American Software, Inc. Class A	3,700	22,196
Analytical Surveys, Inc. (a)(d)	20	35
Ansoft Corp. (a)	500	7,475
Ansys, Inc. (a)	2,635	118,839
Applix, Inc. (a)	2,600	11,648
ARI Network Services, Inc. (a)	2,800	3,528
Artisoft, Inc. (a)(d)	533	1,013
Ascential Software Corp. (a)	11,190	145,022
Aspen Technology, Inc. (a)(d)	4,900	28,371
Atari, Inc. (a)	28,859	42,423
Authentidate Holding Corp. (a)(d)	1,900	13,300
Autodesk, Inc.	20,830	925,060
Axeda Systems, Inc. (a)	4,600	2,668
BEA Systems, Inc. (a)	69,476	458,542
BindView Development Corp. (a)	4,100	12,915
Bitstream, Inc. Class A (a)	5,067	8,872
Blackbaud, Inc.	660	6,996
BMC Software, Inc. (a)	35,523	531,779
Borland Software Corp. (a)	9,200	74,796
Bottomline Technologies, Inc. (a)	1,400	11,956
BSQUARE Corp. (a)	1,200	720
Cadence Design Systems, Inc. (a)(d)	42,600	529,518
CAM Commerce Solutions, Inc. (a)	2,300	34,247
Captaris, Inc. (a)	7,200	35,280
Captiva Software Corp. (a)	2,000	21,020
Catapult Communications Corp. (a)	1,500	35,850
CCC Information Services Group, Inc. (a)	3,900	67,197
Citrix Systems, Inc. (a)	28,564	454,453
Computer Associates International, Inc.	103,051	2,495,895
Compuware Corp. (a)	67,579	306,133
Concord Communications, Inc. (a)	2,785	24,118
Concur Technologies, Inc. (a)	3,000	31,500
Convera Corp. Class A (a)(d)	2,323	6,040
Datakey, Inc. (a)	3,600	1,152
Datastream Systems, Inc. (a)	2,700	17,199
Datawatch Corp. (a)	2,268	7,371
Digimarc Corp. (a)	1,449	12,461
DocuCorp International, Inc. (a)	2,820	23,152
Dynamics Research Corp. (a)	2,379	37,826
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
E.piphany, Inc. (a)	9,600	$ 37,728
Electronic Arts, Inc. (a)	52,989	2,637,792
Embarcadero Technologies, Inc. (a)	2,400	19,008
eMerge Interactive, Inc. Class A (a)	3,830	4,519
Epicor Software Corp. (a)	8,396	83,120
EPIQ Systems, Inc. (a)(d)	3,148	50,305
ePlus, Inc. (a)	1,200	13,608
Extended Systems, Inc. (a)	500	1,566
FactSet Research Systems, Inc.	7,261	323,332
Fair, Isaac & Co., Inc.	11,412	307,325
FileNET Corp. (a)	5,751	112,950
Fonix Corp. (a)	465	74
Forgent Networks, Inc. (a)	7,880	12,056
Geoworks Corp. (a)	1,000	55
GraphOn Corp. (a)	4,200	1,260
Hyperion Solutions Corp. (a)	9,478	346,516
Inet Technologies, Inc. (a)	6,217	74,791
Informatica Corp. (a)	9,366	55,447
Information Architects Corp. (a)(d)	113	34
Intellisync Corp. (a)(d)	6,400	14,336
Interactive Intelligence, Inc. (a)	2,100	8,211
Internet Security Systems, Inc. (a)	12,578	180,997
InterVideo, Inc.	1,781	21,550
Intervoice, Inc. (a)	11,355	102,536
Intrusion, Inc. (a)(d)	900	1,080
Intuit, Inc. (a)	33,156	1,402,167
Jack Henry & Associates, Inc.	16,855	305,244
JDA Software Group, Inc. (a)	3,900	38,532
Kronos, Inc. (a)	4,050	173,259
Lawson Software, Inc. (a)	29,938	167,653
Level 8 Systems, Inc. (a)(d)	1,500	150
Macromedia, Inc. (a)	14,037	272,037
Macrovision Corp. (a)	9,518	225,101
Magma Design Automation, Inc. (a)	4,600	75,900
Manhattan Associates, Inc. (a)	3,500	81,690
Manugistics Group, Inc. (a)	10,635	24,461
MAPICS, Inc. (a)	4,823	44,227
MapInfo Corp. (a)	3,502	33,724
McAfee, Inc. (a)	26,450	523,181
Mentor Graphics Corp. (a)(d)	9,400	102,836
Mercury Interactive Corp. (a)(d)	14,477	499,601
MetaSolv, Inc. (a)	1,300	3,250
Micromuse, Inc. (a)	10,474	41,582
MICROS Systems, Inc. (a)	2,500	116,350
Microsoft Corp.	1,835,901	50,120,097
MicroStrategy, Inc. Class A (a)	5,407	187,136
Midway Games, Inc. (a)(d)	7,292	88,014
Mobius Management Systems, Inc. (a)	5,733	35,831
Moldflow Corp. (a)	2,648	31,776
MRO Software, Inc. (a)	3,700	35,113
MSC.Software Corp. (a)	4,853	35,378

	Shares	Value (Note 1)
Nassda Corp. (a)	4,739	$ 17,392
NAVTEQ Corp.	14,707	483,566
NEON Systems, Inc. (a)	900	3,177
Netguru, Inc. (a)	1,800	1,674
NetIQ Corp. (a)	9,253	89,014
NetManage, Inc. (a)	1,157	6,248
NetScout Systems, Inc. (a)	7,668	43,631
NetSol Technologies, Inc. (a)	20	27
NexPrise, Inc. (a)	213	256
Novell, Inc. (a)	62,806	370,555
Nuance Communications, Inc. (a)	4,500	18,270
NYFIX, Inc. (a)	5,400	28,620
ONYX Software Corp. (a)	875	3,273
Open Solutions, Inc.	7,534	173,734
Opnet Technologies, Inc. (a)	4,559	41,441
Opsware, Inc. (a)(d)	24,964	157,273
Oracle Corp. (a)	880,823	8,781,805
PalmSource, Inc. (a)(d)	1,275	28,700
Parametric Technology Corp. (a)	63,973	311,549
Peerless Systems Corp. (a)	200	250
Pegasystems, Inc. (a)	3,570	22,670
PeopleSoft, Inc. (a)	62,471	1,086,995
Pervasive Software, Inc. (a)	4,094	24,564
Phoenix Technologies Ltd. (a)	3,000	16,170
Plato Learning, Inc. (a)	2,149	17,622
Portal Software, Inc. (a)	5,009	16,830
Programmer's Paradise, Inc.	1,200	9,960
Progress Software Corp. (a)	5,600	112,784
QAD, Inc.	4,079	25,290
QRS Corp. (a)	1,450	9,135
Quality Systems, Inc. (a)	903	43,019
Quest Software, Inc. (a)	14,533	147,074
Radiant Systems, Inc. (a)	2,700	11,610
Red Hat, Inc. (a)	31,418	385,185
Renaissance Learning, Inc. (d)	4,400	105,204
Reynolds & Reynolds Co. Class A	10,153	248,850
Roxio, Inc. (a)(d)	3,394	11,811
RSA Security, Inc. (a)	7,800	116,142
SAFLINK Corp. (a)(d)	1,740	4,696
Salesforce.com, Inc. (d)	14,700	191,100
ScanSoft, Inc. (a)(d)	11,212	47,875
SCO Group, Inc. (a)(d)	3,132	12,121
Secure Computing Corp. (a)	4,719	33,316
Segue Software, Inc. (a)	1,900	6,460
SERENA Software, Inc. (a)	4,635	72,538
Siebel Systems, Inc. (a)	88,406	672,770
Smith Micro Software, Inc. (a)(d)	3,687	17,218
Sonic Foundry, Inc. (a)(d)	1,800	3,006
Sonic Solutions, Inc. (a)(d)	2,792	41,936
SPSS, Inc. (a)	1,760	24,288
SS&C Technologies, Inc.	3,120	51,230
StorageNetworks, Inc.	13,600	0
SumTotal Systems, Inc. (a)(d)	682	3,287
Sybase, Inc. (a)	17,036	227,090
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	55,690	$ 2,670,892
Synopsys, Inc. (a)	26,954	430,186
Synplicity, Inc. (a)	300	1,449
Take-Two Interactive Software, Inc. (a)(d)	6,620	216,805
TALX Corp.	2,374	50,471
TenFold Corp. (a)	2,690	3,497
THQ, Inc. (a)	5,700	108,243
TIBCO Software, Inc. (a)	32,652	206,361
Transaction Systems Architects, Inc. Class A (a)	6,378	108,681
Ulticom, Inc. (a)	4,033	38,555
Ultimate Software Group, Inc. (a)(d)	5,525	63,096
VA Software Corp. (a)(d)	11,502	20,819
Vastera, Inc. (a)	3,541	6,657
Verint Systems, Inc. (a)	9,136	280,932
Verisity Ltd. (a)	3,317	17,248
VERITAS Software Corp. (a)	70,947	1,186,234
Verity, Inc. (a)	5,230	59,884
Versant Corp. (a)	3,200	2,784
Versata, Inc. (a)	316	537
VerticalNet, Inc. (a)(d)	530	583
Viewpoint Corp. (a)(d)	3,600	6,408
Visual Networks, Inc. (a)(d)	6,000	15,000
Voxware, Inc. (a)	9,500	333
WatchGuard Technologies, Inc. (a)	2,887	13,684
Wave Systems Corp. Class A (a)(d)	2,100	1,659
Wind River Systems, Inc. (a)	11,250	122,063
Witness Systems, Inc. (a)	1,170	15,573
		88,179,159
TOTAL INFORMATION TECHNOLOGY		336,961,255
MATERIALS - 3.2%
Chemicals - 1.5%
A. Schulman, Inc.	5,900	118,354
Air Products & Chemicals, Inc.	36,537	1,913,808
Airgas, Inc.	10,351	230,310
Albemarle Corp.	5,928	197,165
American Pacific Corp.	800	5,960
American Vanguard Corp. (d)	1,318	40,080
Arch Chemicals, Inc.	3,424	93,475
Atlantis Plastics, Inc. Class A (a)	600	8,700
Bairnco Corp.	800	6,888
Balchem Corp.	500	13,795
Cabot Corp.	12,694	505,729
Calgon Carbon Corp.	3,000	20,550
Cambrex Corp.	2,830	61,043
CFC International, Inc. (a)	600	4,049
Crompton Corp.	13,480	92,877
Cytec Industries, Inc.	5,500	265,320
Dow Chemical Co.	161,779	6,925,759

	Shares	Value (Note 1)
E.I. du Pont de Nemours & Co.	168,534	$ 7,122,247
Eastman Chemical Co.	12,987	604,285
Ecolab, Inc.	42,025	1,257,388
Eden Bioscience Corp. (a)	8,372	4,270
Engelhard Corp.	19,504	551,378
Ferro Corp.	5,450	111,943
Flamemaster Corp.	450	1,494
FMC Corp. (a)	7,553	349,175
Georgia Gulf Corp.	5,100	193,545
Great Lakes Chemical Corp.	7,272	189,945
H.B. Fuller Co.	4,800	126,384
Hawkins, Inc.	5,191	62,136
Headwaters, Inc. (a)(d)	4,883	149,469
Hercules, Inc. (a)	23,992	329,170
IMC Global, Inc. (a)(d)	25,640	408,702
International Flavors & Fragrances, Inc.	15,718	605,615
Kronos Worldwide, Inc.	8,260	266,715
LESCO, Inc. (a)	2,923	36,684
Lubrizol Corp.	12,193	434,680
Lyondell Chemical Co.	27,036	532,339
MacDermid, Inc.	4,758	140,551
Material Sciences Corp. (a)	1,300	16,666
Millennium Chemicals, Inc. (a)	10,539	196,552
Minerals Technologies, Inc.	3,200	179,744
Monsanto Co.	43,934	1,607,984
Nanophase Technologies Corp. (a)(d)	3,697	19,816
NewMarket Corp. (a)	7,190	148,761
NL Industries, Inc.	5,326	77,014
Olin Corp.	10,208	172,413
OM Group, Inc. (a)	4,792	163,168
OMNOVA Solutions, Inc. (a)	3,100	18,259
Penford Corp.	600	10,224
Plymouth Rubber Co., Inc. Class A (a)(d)	500	855
PolyOne Corp. (a)	9,224	65,490
PPG Industries, Inc.	27,956	1,670,930
Praxair, Inc.	52,825	2,143,639
Quaker Chemical Corp.	700	16,989
Rohm & Haas Co.	37,107	1,503,947
RPM, Inc.	24,714	390,728
Sensient Technologies Corp.	6,838	143,598
Sigma Aldrich Corp.	11,458	656,429
Spartech Corp.	9,611	232,875
Stepan Co.	700	15,890
Summa Industries, Inc. (a)	500	4,976
Symyx Technologies, Inc. (a)	5,000	94,750
Terra Industries, Inc. (a)	36,133	270,998
The Scotts Co. Class A (a)	5,183	320,413
Valhi, Inc.	17,850	260,610
Valspar Corp.	8,053	380,826
Vulcan International Corp.	100	4,605
W.R. Grace & Co. (a)	5,790	44,120
Wellman, Inc.	2,274	16,805
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Westlake Chemical Corp. (d)	707	$ 12,373
Zoltek Companies, Inc. (a)(d)	800	5,808
		34,850,232
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	4,054	263,145
Florida Rock Industries, Inc.	7,890	358,995
Lafarge North America, Inc.	9,326	417,898
Martin Marietta Materials, Inc.	7,750	348,673
Texas Industries, Inc.	3,522	154,264
U.S. Concrete, Inc. (a)(d)	100	608
Vulcan Materials Co.	15,591	743,223
		2,286,806
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	600	6,282
Anchor Glass Container Corp.	11,433	95,351
Aptargroup, Inc.	5,080	230,835
Ball Corp.	17,846	666,370
Bemis Co., Inc.	13,658	360,981
Caraustar Industries, Inc. (a)	5,232	83,032
Chesapeake Corp.	3,900	88,881
Crown Holdings, Inc. (a)	32,258	312,903
Graphic Packaging Corp. (a)	47,249	304,756
Greif Brothers Corp. Class A	4,918	191,802
Longview Fibre Co.	10,700	132,466
Mod-Pacific Corp. (a)	1,150	12,650
Myers Industries, Inc.	2,494	28,382
Owens-Illinois, Inc. (a)	28,867	463,315
Packaging Corp. of America	18,361	420,467
Packaging Dynamics Corp.	320	4,800
Pactiv Corp. (a)	26,278	621,475
Rock-Tenn Co. Class A	5,000	72,000
Sealed Air Corp. (a)	15,207	746,968
Silgan Holdings, Inc.	3,200	143,200
Smurfit-Stone Container Corp. (a)	46,181	819,251
Sonoco Products Co.	14,715	381,266
Temple-Inland, Inc.	9,104	621,621
		6,809,054
Metals & Mining - 0.8%
AK Steel Holding Corp. (a)	12,468	75,930
Alcoa, Inc.	146,168	4,732,920
Allegheny Technologies, Inc.	10,138	190,696
Alliance Resource Partners LP	1,538	75,639
Amcol International Corp.	3,826	65,463
Arch Coal, Inc.	9,793	315,628
Brush Engineered Materials, Inc. (a)	4,706	96,426
Carpenter Technology Corp.	4,219	186,902
Century Aluminum Co. (a)(d)	6,300	156,114
Cleveland-Cliffs, Inc. (a)(d)	1,480	98,790
Coeur d'Alene Mines Corp. (a)	37,016	133,258
Commercial Metals Co.	7,431	259,936

	Shares	Value (Note 1)
Commonwealth Industries, Inc. (a)	500	$ 4,210
Compass Minerals International, Inc.	11,094	238,188
CONSOL Energy, Inc.	15,346	492,300
Freeport-McMoRan Copper & Gold, Inc. Class B	30,856	1,161,111
Gibraltar Steel Corp.	7,723	247,368
GrafTech International Ltd. (a)	17,313	184,557
Hecla Mining Co. (a)	17,839	106,677
IMCO Recycling, Inc. (a)(d)	5,363	55,668
International Steel Group, Inc.	19,971	607,118
Massey Energy Co.	13,409	369,016
National Steel Corp. Class B (a)	1,800	4
Natural Resource Partners LP (d)	1,123	44,864
Newmont Mining Corp.	68,255	3,029,839
NN, Inc.	100	1,008
Nucor Corp.	13,356	1,045,641
Oregon Steel Mills, Inc. (a)	700	10,136
Peabody Energy Corp.	10,953	584,014
Penn Virginia Resource Partners LP (d)	3,213	127,203
Phelps Dodge Corp.	16,287	1,328,368
Quanex Corp.	4,884	225,055
Roanoke Electric Steel Corp.	5,013	69,230
Royal Gold, Inc.	3,723	57,409
RTI International Metals, Inc. (a)	4,252	63,312
Ryerson Tull, Inc.	1,290	20,563
Schnitzer Steel Industries, Inc. Class A	2,271	63,815
Southern Peru Copper Corp.	14,457	643,337
Steel Dynamics, Inc.	7,600	238,336
Steel Technologies, Inc.	2,600	52,234
Stillwater Mining Co. (a)	16,535	236,781
Synalloy Corp. (a)	700	6,965
Titanium Metals Corp. (a)	2,050	48,011
United States Steel Corp.	17,990	664,011
Universal Stainless & Alloy Products, Inc. (a)	2,700	35,694
USEC, Inc.	15,100	128,652
WHX Corp. (a)(d)	166	203
Worthington Industries, Inc.	12,166	247,578
		18,826,178
Paper & Forest Products - 0.5%
Bowater, Inc.	8,672	311,585
Buckeye Technologies, Inc. (a)	6,535	69,728
Deltic Timber Corp.	2,383	88,171
Georgia-Pacific Corp.	43,538	1,479,421
International Paper Co.	81,591	3,265,272
Louisiana-Pacific Corp.	18,400	454,480
MeadWestvaco Corp.	34,722	1,046,868
P.H. Glatfelter Co.	6,530	82,800
Pope & Talbot, Inc.	1,500	27,645
Potlatch Corp.	4,800	205,920
Schweitzer-Mauduit International, Inc.	5,576	169,566
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Wausau-Mosinee Paper Corp.	9,800	$ 153,468
Weyerhaeuser Co.	37,969	2,373,442
		9,728,366
TOTAL MATERIALS		72,500,636
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.4%
Acceris Communications, Inc. (a)(d)	450	405
Alaska Communication Systems Group, Inc. (a)	4,500	24,165
Allegiance Telecom, Inc. (a)	7,100	33
ALLTEL Corp.	51,991	2,841,308
AT&T Corp.	133,854	1,978,362
BellSouth Corp.	309,510	8,282,488
CenturyTel, Inc.	27,170	874,602
Choice One Communications, Inc. (a)(d)	1,740	31
Cincinnati Bell, Inc. (a)	32,081	115,812
Citizens Communications Co.	55,721	703,756
Cogent Communications Group, Inc. (a)	43	14
Commonwealth Telephone Enterprises, Inc. (a)	3,600	156,420
Corvis Corp. (a)(d)	102,403	108,547
Covad Communications Group, Inc. (a)(d)	33,939	49,551
CT Communications, Inc.	1,738	23,932
D&E Communications, Inc. (d)	2,800	31,920
Fibernet Telecom Group, Inc. (a)	30	23
General Communications, Inc. Class A (a)	6,544	56,148
Global Crossing Ltd. (a)(d)	4,203	68,719
HickoryTech Corp.	540	5,967
Hungarian Telephone & Cable Corp. (a)(d)	4,123	30,758
IDT Corp. (a)	2,317	33,875
Infonet Services Corp. Class B (a)	55,508	86,592
Level 3 Communications, Inc. (a)(d)	106,691	279,530
MCI, Inc. (d)	53,200	916,104
McLeodUSA, Inc. Class A (a)(d)	16,080	6,914
Moscow CableCom Corp. (a)	1,700	14,450
North Pittsburgh Systems, Inc.	2,140	41,345
Pac-West Telecomm, Inc. (a)	1,090	905
Primus Telecommunications Group, Inc. (a)(d)	17,273	31,264
Provo International, Inc. (a)	1,066	171
PTEK Holdings, Inc. (a)	8,216	70,411
Qwest Communications International, Inc. (a)	322,447	931,872
SBC Communications, Inc.	566,823	14,618,365
Shenandoah Telecommunications Co. (d)	1,800	42,374
Sprint Corp.	233,152	4,588,431
SureWest Communications (d)	1,661	45,495

	Shares	Value (Note 1)
Talk America Holdings, Inc. (a)(d)	4,710	$ 27,177
Time Warner Telecom, Inc. Class A (a)	7,389	33,916
U.S. LEC Corp. Class A (a)(d)	2,800	12,852
Verizon Communications, Inc.	473,387	18,580,440
WorldQuest Networks, Inc. (a)	310	865
XETA Technologies, Inc. (a)	2,000	7,400
Z-Tel Technologies, Inc. (a)	3,657	2,414
		55,726,123
Wireless Telecommunication Services - 0.7%
Aether Systems, Inc. (a)	7,213	21,134
AirGate PCS, Inc. (a)	860	14,878
Alamosa Holdings, Inc. (a)(d)	15,050	123,410
American Tower Corp. Class A (a)	43,970	654,713
At Road, Inc. (a)	6,908	27,701
AT&T Wireless Services, Inc. (a)	469,985	6,871,181
Boston Communications Group, Inc. (a)	3,325	26,101
Centennial Communications Corp. Class A (a)	26,951	143,110
Crown Castle International Corp. (a)(d)	35,730	511,296
Dobson Communications Corp. Class A (a)(d)	17,844	24,982
EMS Technologies, Inc. (a)	1,860	29,760
GoAmerica, Inc. (a)	240	98
LCC International, Inc. (a)	2,300	7,981
Leap Wireless International, Inc. (a)(d)	1,800	4
Metro One Telecommunications, Inc. (a)(d)	5,800	8,178
Nextel Communications, Inc. Class A (a)	183,594	4,257,545
Nextel Partners, Inc. Class A (a)	28,574	412,037
Price Communications Corp. (a)	15,956	239,659
Rural Cellular Corp. Class A (a)(d)	4,700	32,806
SBA Communications Corp. Class A (a)	6,500	33,800
SpectraSite, Inc. (a)	7,660	344,240
SPEEDUS Corp. (a)	6,200	11,042
Telephone & Data Systems, Inc.	9,735	750,569
Triton PCS Holdings, Inc. Class A (a)(d)	6,400	15,680
U.S. Cellular Corp. (a)	16,102	648,106
U.S. Unwired, Inc. Class A (a)	8,000	18,000
Ubiquitel, Inc. (a)	16,900	69,966
Western Wireless Corp. Class A (a)	14,878	373,289
Wireless Facilities, Inc. (a)	7,785	49,668
		15,720,934
TOTAL TELECOMMUNICATION SERVICES		71,447,057
UTILITIES - 2.9%
Electric Utilities - 1.9%
Allegheny Energy, Inc. (a)	27,285	400,817
Alliant Energy Corp.	16,963	440,868
Ameren Corp.	30,131	1,409,829
American Electric Power Co., Inc.	66,538	2,177,789
Baycorp Holdings Ltd. (a)	2,577	28,862
Black Hills Corp.	4,124	114,853
CenterPoint Energy, Inc.	52,204	571,112
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Central Vermont Public Service Corp.	2,400	$ 50,520
CH Energy Group, Inc.	1,700	77,537
Cinergy Corp.	31,465	1,273,703
Cleco Corp.	8,300	145,831
Consolidated Edison, Inc.	43,775	1,847,305
DPL, Inc.	22,738	462,264
DTE Energy Co.	26,601	1,099,153
Duquesne Light Holdings, Inc.	18,842	354,041
Edison International	53,745	1,444,666
El Paso Electric Co. (a)	8,800	134,992
Empire District Electric Co. (d)	5,700	116,337
Entergy Corp.	38,322	2,310,817
Exelon Corp.	112,470	4,144,520
FirstEnergy Corp.	54,391	2,188,694
FPL Group, Inc.	31,185	2,158,002
Great Plains Energy, Inc.	14,229	429,147
Green Mountain Power Corp.	2,020	53,469
Hawaiian Electric Industries, Inc.	15,044	388,286
IDACORP, Inc.	6,418	186,956
Infrasource Services, Inc.	15,523	138,310
MGE Energy, Inc.	3,300	105,534
Northeast Utilities	20,813	398,985
NSTAR	10,160	495,808
OGE Energy Corp.	18,628	484,328
Otter Tail Corp.	8,116	205,335
Pepco Holdings, Inc.	27,664	570,985
PG&E Corp. (a)	68,931	2,012,096
Pinnacle West Capital Corp.	14,021	591,826
PNM Resources, Inc.	9,300	198,741
PPL Corp.	30,531	1,460,298
Progress Energy, Inc.	40,566	1,780,442
Puget Energy, Inc.	17,578	402,712
Southern Co.	124,111	3,766,769
TECO Energy, Inc.	33,085	438,707
Texas Genco Holdings, Inc.	12,019	556,480
TXU Corp.	56,321	2,344,643
UIL Holdings Corp.	2,900	142,332
Unisource Energy Corp.	5,073	124,948
Unitil Corp.	1,979	53,235
Westar Energy, Inc.	19,419	407,799
Wisconsin Energy Corp.	18,768	614,652
WPS Resources Corp.	5,400	252,018
Xcel Energy, Inc.	69,582	1,228,122
		42,785,475
Gas Utilities - 0.2%
AGL Resources, Inc.	8,800	268,312
Atmos Energy Corp.	13,218	334,283
Cascade Natural Gas Corp.	2,816	58,657
Chesapeake Utilities Corp.	3,158	77,813
Delta Natural Gas Co., Inc. (d)	1,500	39,570

	Shares	Value (Note 1)
EnergySouth, Inc.	1,299	$ 55,857
Inergy LP	3,806	93,475
KeySpan Corp.	22,806	868,909
Laclede Group, Inc.	3,369	97,229
New Jersey Resources Corp.	3,577	146,120
Nicor, Inc.	7,539	270,273
NiSource, Inc.	39,816	828,173
Northwest Natural Gas Co.	3,400	104,822
NUI Corp. (a)	3,842	51,406
Peoples Energy Corp.	5,996	249,134
Piedmont Natural Gas Co., Inc.	8,569	371,895
South Jersey Industries, Inc.	4,445	200,914
Southern Union Co.	14,861	277,752
Southwest Gas Corp.	5,329	125,764
UGI Corp.	8,882	303,409
WGL Holdings, Inc.	7,418	212,526
		5,036,293
Multi-Utilities & Unregulated Power - 0.8%
AES Corp. (a)	105,684	1,066,352
Aquila, Inc. (a)	55,492	163,701
Avista Corp.	6,841	122,317
Calpine Corp. (a)(d)	71,608	244,899
CMS Energy Corp. (a)	31,903	306,269
Constellation Energy Group, Inc.	31,638	1,300,322
Dominion Resources, Inc.	56,242	3,649,543
Duke Energy Corp.	157,094	3,478,061
Dynegy, Inc. Class A (a)	70,878	309,028
Energen Corp.	5,500	260,920
Energy East Corp.	23,596	575,035
Equitable Resources, Inc.	9,999	524,248
MDU Resources Group, Inc.	21,802	553,117
National Fuel Gas Co.	14,513	388,658
NRG Energy, Inc. (a)	15,760	431,036
ONEOK, Inc.	17,388	409,661
Public Service Enterprise Group, Inc.	38,346	1,623,570
Questar Corp.	17,273	702,666
Reliant Energy, Inc. (a)	52,267	520,579
SCANA Corp. (d)	17,978	682,085
Sempra Energy	34,370	1,242,476
Sierra Pacific Resources (a)(d)	19,239	165,455
Vectren Corp.	11,430	279,464
		18,999,462
Water Utilities - 0.0%
American States Water Co.	3,400	84,490
Aqua America, Inc.	14,179	300,595
Artesian Resources Corp. Class A	2,095	57,780
California Water Service Group	3,300	93,885
Middlesex Water Co.	2,742	50,316
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Water Utilities - continued
SJW Corp.	3,300	$ 112,794
Southwest Water Co.	5,718	69,016
		768,876
TOTAL UTILITIES		67,590,106
TOTAL COMMON STOCKS (Cost $2,233,510,875)		2,239,615,626
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Delaware Global Technologies Corp. 6% 3/28/07	$ 1,239	6
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. 8% 1/2/07 pay-in-kind	581	29
TOTAL NONCONVERTIBLE BONDS (Cost $972)		35
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 1.61% 1/6/05 (e) (Cost $4,971,556)	5,000,000	4,970,770
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 1.53% (b)	54,775,936	54,775,936
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	54,079,016	54,079,016
TOTAL MONEY MARKET FUNDS (Cost $108,854,952)		108,854,952
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $2,347,338,355)		2,353,441,383
NET OTHER ASSETS - (2.2)%		(50,410,517)
NET ASSETS - 100%		$ 2,303,030,866
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
30 Russell 2000 Index Contracts	Sept. 2004	$ 8,221,500	$ (157,668)
47 S&P 500 E-Mini Index Contracts	Sept. 2004	2,594,635	(172)
180 S&P 500 Index Contracts	Sept. 2004	49,684,500	(390,054)
15 S&P MidCap 400 Index Contracts	Sept. 2004	4,326,375	(41,036)
		$ 64,827,010	$ (588,930)

The face value of futures purchased as a percentage of net assets - 2.9%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swap
Receive monthly a return equal to that of Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	August 2005	$ 317,000	$ 15,853
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,728,078.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $35,973,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,042,350) (cost $2,347,338,355) - See accompanying schedule		$ 2,353,441,383
Receivable for investments sold		653,709
Receivable for fund shares sold		1,942,867
Dividends receivable		3,504,370
Interest receivable		60,033
Receivable for daily variation on futures contracts		323,284
Swap agreements, at value		15,853
Prepaid expenses		1,872
Receivable from investment adviser for expense reductions		236,216
Other affiliated receivables		296
Other receivables		36,676
Total assets		2,360,216,559

Liabilities
Payable to custodian bank	$ 653,691
Payable for fund shares redeemed	1,737,444
Accrued management fee	452,565
Other affiliated payables	223,232
Other payables and accrued expenses	39,745
Collateral on securities loaned, at value	54,079,016
Total liabilities		57,185,693

Net Assets		$ 2,303,030,866
Net Assets consist of:
Paid in capital		$ 2,337,827,611
Undistributed net investment income		14,817,887
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(55,144,581)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,529,949
Net Assets, for 77,032,863 shares outstanding		$ 2,303,030,866
Net Asset Value, offering price and redemption price per share ($2,303,030,866 ÷ 77,032,863 shares)		$ 29.90

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 17,228,565
Interest		288,084
Security lending		190,960
Total income		17,707,609

Expenses
Management fee	$ 2,722,165
Transfer agent fees	1,062,754
Accounting and security lending fees	274,268
Non-interested trustees' compensation	5,639
Custodian fees and expenses	23,120
Registration fees	88,025
Audit	21,208
Legal	2,672
Miscellaneous	11,759
Total expenses before reductions	4,211,610
Expense reductions	(1,390,071)	2,821,539
Net investment income (loss)		14,886,070
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,963,616)
Futures contracts	(1,257,391)
Total net realized gain (loss)		(4,221,007)
Change in net unrealized appreciation (depreciation) on: Investment securities	(89,146,993)
Assets and liabilities in foreign currencies	(2,814)
Futures contracts	(491,074)
Swap agreements	14,197
Total change in net unrealized appreciation (depreciation)		(89,626,684)
Net gain (loss)		(93,847,691)
Net increase (decrease) in net assets resulting from operations		$ (78,961,621)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,886,070	$ 21,751,295
Net realized gain (loss)	(4,221,007)	16,705,808
Change in net unrealized appreciation (depreciation)	(89,626,684)	496,304,697
Net increase (decrease) in net assets resulting from operations	(78,961,621)	534,761,800
Distributions to shareholders from net investment income	(4,406,066)	(19,980,262)
Share transactions Net proceeds from sales of shares	365,711,789	989,487,057
Reinvestment of distributions	4,105,910	18,520,704
Cost of shares redeemed	(224,021,777)	(286,227,644)
Net increase (decrease) in net assets resulting from share transactions	145,795,922	721,780,117
Redemption fees	89,922	144,718
Total increase (decrease) in net assets	62,518,157	1,236,706,373

Net Assets
Beginning of period	2,240,512,709	1,003,806,336
End of period (including undistributed net investment income of $14,817,887 and undistributed net investment income of $4,337,883, respectively)	$ 2,303,030,866	$ 2,240,512,709
Other Information Shares
Sold	12,075,739	36,695,671
Issued in reinvestment of distributions	132,193	654,202
Redeemed	(7,453,166)	(10,556,326)
Net increase (decrease)	4,754,766	26,793,547

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 F	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 31.00	$ 22.07	$ 28.57	$ 31.52	$ 37.41	$ 31.30
Income from Investment Operations
Net investment income (loss) D	.20	.37	.35	.34	.35	.41
Net realized and unrealized gain (loss)	(1.24)	8.88	(6.53)	(2.97)	(5.77)	6.14
Total from investment operations	(1.04)	9.25	(6.18)	(2.63)	(5.42)	6.55
Distributions from net investment income	(.06)	(.32)	(.32)	(.32)	(.30)	(.29)
Distributions from net realized gain	-	-	-	-	(.13)	(.19)
Distributions in excess of net realized gain	-	-	-	-	(.05)	-
Total distributions	(.06)	(.32)	(.32)	(.32)	(.48)	(.48)
Redemption fees added to paid in capital D	- G	- G	- G	- G	.01	.04
Net asset value, end of period	$ 29.90	$ 31.00	$ 22.07	$ 28.57	$ 31.52	$ 37.41
Total Return B, C	(3.36)%	42.07%	(21.73)%	(8.36)%	(14.61)%	21.13%
Ratios to Average Net Assets E
Expenses before expense reductions	.37% A	.40%	.41%	.41%	.41%	.47%
Expenses net of voluntary waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.31% A	1.36%	1.39%	1.15%	.97%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,303,031	$ 2,240,513	$ 1,003,806	$ 1,110,567	$ 1,010,560	$ 858,193
Portfolio turnover rate	2% A	3%	3%	7%	16%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended February 29. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	3.3	3.5
Liberty Media Corp. Class A	0.9	1.0
Genentech, Inc.	0.9	0.8
The DIRECTV Group, Inc.	0.7	0.0
Cox Communications, Inc. Class A	0.6	0.6
IAC/InterActiveCorp	0.5	0.7
Amazon.com, Inc.	0.5	0.6
Juniper Networks, Inc.	0.4	0.3
Fox Entertainment Group, Inc. Class A	0.4	0.4
Genworth Financial, Inc. Class A	0.4	0.0
	8.6
Market Sectors as of August 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.9	26.0
Consumer Discretionary	18.9	19.2
Information Technology	12.7	15.3
Health Care	11.1	12.4
Industrials	9.7	9.3
Energy	5.4	4.9
Materials	3.9	3.4
Consumer Staples	3.4	3.6
Utilities	3.2	2.9
Telecommunication Services	1.3	1.1

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	8,308	$ 110,081
Amcast Industrial Corp. (a)	1,000	2,380
American Axle & Manufacturing Holdings, Inc.	16,237	550,272
Amerigon, Inc. (a)	3,487	12,553
ArvinMeritor, Inc.	20,752	396,363
Bandag, Inc.	6,237	285,405
BorgWarner, Inc.	16,984	759,864
Collins & Aikman Corp. (a)	31,581	146,536
Drew Industries, Inc. (a)	4,206	144,686
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	4,532	37,752
Gentex Corp. (d)	24,538	842,635
Hayes Lemmerz International, Inc. (a)	9,600	123,360
IMPCO Technologies, Inc. (a)(d)	5,261	25,253
Intermet Corp.	8,234	26,349
Keystone Automotive Industries, Inc. (a)	5,238	116,284
Lear Corp.	20,443	1,101,469
LKQ Corp.	5,631	102,709
Midas, Inc. (a)	4,333	68,678
Modine Manufacturing Co.	10,761	320,678
Noble International Ltd.	2,433	49,609
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	9,091	48,910
R&B, Inc. (a)	1,403	28,004
Raytech Corp. (a)	7,859	15,404
Sauer-Danfoss, Inc.	15,505	274,439
Shiloh Industries, Inc. (a)	7,998	115,091
Spartan Motors, Inc.	5,240	66,810
Sports Resorts International, Inc. (a)(d)	10,786	39,908
Standard Motor Products, Inc.	9,163	130,939
Starcraft Corp. (a)(d)	1,080	9,882
Stoneridge, Inc. (a)	8,249	122,498
Strattec Security Corp. (a)	1,213	75,436
Superior Industries International, Inc. (d)	8,137	257,943
Tenneco Automotive, Inc. (a)	11,134	149,641
Tower Automotive, Inc. (a)(d)	20,936	62,389
TRW Automotive Holdings Corp.	27,365	532,797
		7,153,007
Automobiles - 0.1%
Coachmen Industries, Inc.	4,577	71,310
Fleetwood Enterprises, Inc. (a)	12,686	162,000
Monaco Coach Corp.	10,568	227,106
National R.V. Holdings, Inc. (a)	1,403	18,632
Thor Industries, Inc.	17,668	452,654
Winnebago Industries, Inc.	10,740	337,236
		1,268,938
Distributors - 0.1%
Adesa, Inc. (d)	27,800	488,446
Advanced Marketing Services, Inc.	4,491	55,823
All American Semiconductor, Inc. (a)	3,649	22,441

	Shares	Value (Note 1)
Amcon Distributing Co.	1,022	$ 21,932
Andersons, Inc.	4,023	71,207
Aristotle Corp. (a)	3,170	16,769
Handleman Co.	8,724	184,076
Jaco Electronics, Inc. (a)	3,836	17,492
Magic Lantern Group, Inc. (a)(d)	20,456	11,251
Noland Co. (d)	468	19,118
Source Interlink Companies, Inc. (a)	5,053	44,315
WESCO International, Inc. (a)	8,838	178,881
		1,131,751
Hotels, Restaurants & Leisure - 2.7%
Alliance Gaming Corp. (a)	15,827	235,981
Ambassadors Group, Inc. (d)	5,008	140,224
American Wagering, Inc. (a)	4,600	1,840
Ameristar Casinos, Inc.	8,324	226,663
Angelo & Maxie's, Inc. (a)	17	13
Applebee's International, Inc.	25,231	607,310
Argosy Gaming Co. (a)	9,669	323,235
Aztar Corp. (a)	11,517	286,313
Back Yard Burgers, Inc. (a)	4,772	25,812
Bally Total Fitness Holding Corp. (a)	7,579	29,785
Benihana, Inc. Class A (a)	3,766	48,996
BJ's Restaurants, Inc. (a)	5,440	79,859
Bob Evans Farms, Inc.	12,746	319,160
Boca Resorts, Inc. Class A (a)	12,789	245,549
Boyd Gaming Corp.	22,548	612,178
Brinker International, Inc. (a)	29,223	889,840
Buca, Inc. (a)(d)	5,333	25,332
Caesars Entertainment, Inc. (a)	98,404	1,520,342
California Pizza Kitchen, Inc. (a)	7,242	138,250
CBRL Group, Inc.	15,199	484,544
CEC Entertainment, Inc. (a)	13,416	451,717
Cedar Fair LP (depository unit)	14,740	442,200
Champps Entertainment, Inc. (a)	6,082	48,352
Checkers Drive-In Restaurants, Inc. (a)	4,865	51,764
Choice Hotels International, Inc.	11,656	604,480
Churchill Downs, Inc.	5,154	180,442
CKE Restaurants, Inc. (a)	19,975	239,101
Cosi, Inc. (a)(d)	15,971	82,889
Dave & Buster's, Inc. (a)	2,806	44,054
Domino's Pizza, Inc.	20,700	294,975
Dover Downs Gaming & Entertainment, Inc.	3,715	38,302
Dover Motorsports, Inc.	22,686	103,221
Elxsi Corp. (a)	100	310
Empire Resorts, Inc. (a)(d)	7,884	69,379
Famous Dave's of America, Inc. (a)	6,737	46,822
Friendly Ice Cream Corp. (a)	6,031	64,773
Frisch's Restaurants, Inc.	2,711	64,739
Gaylord Entertainment Co. (a)	12,192	354,056
GB Holdings, Inc. (a)	5,539	12,740
GTECH Holdings Corp.	34,472	810,092
IHOP Corp.	6,696	232,351
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
International Speedway Corp. Class A	16,916	$ 894,856
Interstate Hotels & Resorts, Inc. (a)	17,282	72,239
Isle of Capri Casinos, Inc. (a)	8,830	161,236
Jack in the Box, Inc. (a)	10,459	295,362
Jameson Inns, Inc.	8,935	15,636
John Q. Hammons Hotels, Inc. Class A (a)	5,736	59,081
Krispy Kreme Doughnuts, Inc. (a)(d)	21,177	272,760
La Quinta Corp. unit (a)	57,731	452,611
Landry's Seafood Restaurants, Inc.	8,552	226,371
Life Time Fitness, Inc.	8,300	206,255
Littlefield Corp. (a)	500	285
Lone Star Steakhouse & Saloon, Inc.	6,366	147,628
Luby's, Inc. (a)	4,210	27,365
Mandalay Resort Group	20,097	1,363,380
Marcus Corp.	2,401	45,619
Max & Erma's Restaurants, Inc. (a)	2,608	39,146
MGM MIRAGE (a)	44,857	1,854,388
Mikohn Gaming Corp. (a)(d)	2,801	12,745
Monarch Casino & Resort, Inc. (a)	5,972	99,434
MTR Gaming Group, Inc. (a)	8,234	77,235
Multimedia Games, Inc. (a)	8,554	123,520
Navigant International, Inc. (a)(d)	3,325	53,400
O'Charleys, Inc. (a)	7,853	127,533
Outback Steakhouse, Inc.	22,973	899,163
P.F. Chang's China Bistro, Inc. (a)(d)	8,011	335,821
Panera Bread Co. Class A (a)(d)	9,778	340,079
Papa John's International, Inc. (a)	6,591	189,228
Penn National Gaming, Inc. (a)	11,772	457,342
Pinnacle Entertainment, Inc. (a)	12,340	153,016
Prime Hospitality Corp. (a)	15,654	188,161
Rare Hospitality International, Inc. (a)	10,906	294,898
Red Robin Gourmet Burgers, Inc. (a)	5,597	195,727
Rubio's Restaurants, Inc. (a)	3,930	33,995
Ruby Tuesday, Inc.	21,929	593,179
Ryan's Restaurant Group, Inc. (a)	14,093	193,638
Scientific Games Corp. Class A (a)	18,374	312,909
Shuffle Master, Inc. (a)(d)	9,568	317,084
Six Flags, Inc. (a)	32,313	179,983
Sonic Corp. (a)	21,294	475,921
Speedway Motorsports, Inc.	11,458	369,750
Station Casinos, Inc.	20,322	934,812
Steak n Shake Co. (a)	9,722	167,218
The Cheesecake Factory, Inc. (a)(d)	14,611	604,603
Total Entertainment Restaurant Corp. (a)	4,959	49,144
Triarc Companies, Inc. Class B (d)	18,252	202,415
Vail Resorts, Inc. (a)	10,612	192,714
Westcoast Hospitality Corp. (a)	3,357	16,114
WMS Industries, Inc. (a)(d)	9,136	184,639
Worldwide Restaurant Concepts, Inc. (a)	4,580	14,839
Wyndham International, Inc. Class A (a)	50,062	47,058

	Shares	Value (Note 1)
Wynn Resorts Ltd. (a)	26,462	$ 1,021,433
Youbet.com, Inc. (a)	5,895	16,565
		26,087,518
Household Durables - 2.2%
Advanced Lighting Technologies, Inc. (a)	2,400	0
American Greetings Corp. Class A (a)(d)	20,064	482,940
Applica, Inc. (a)	6,082	24,450
Bassett Furniture Industries, Inc.	3,260	61,288
Beazer Homes USA, Inc.	3,948	385,522
Blount International, Inc. (a)	8,644	93,787
Blyth, Inc.	13,597	408,046
Boston Acoustics, Inc.	4,180	57,475
Brillian Corp. (a)	1,316	11,383
Brookfield Homes Corp.	10,316	272,033
Cavalier Homes, Inc. (a)	13,027	63,181
Cavco Industries, Inc. (a)	799	30,458
Champion Enterprises, Inc. (a)(d)	19,470	187,496
Cobra Electronics Corp. (a)	1,132	7,358
Craftmade International, Inc.	2,794	56,690
CSS Industries, Inc.	3,326	100,512
D.R. Horton, Inc.	72,632	2,247,234
Department 56, Inc. (a)	2,649	41,139
Dixie Group, Inc. (a)	2,499	27,489
Dominion Homes, Inc. (a)	2,526	52,415
Emerson Radio Corp. (a)	9,263	28,160
Enesco Group, Inc. (a)	4,116	33,422
Ethan Allen Interiors, Inc.	11,410	407,793
Fedders Corp.	13,593	46,896
Flexsteel Industries, Inc.	3,192	56,818
Foamex International, Inc. (a)(d)	8,514	26,819
Furniture Brands International, Inc.	17,603	404,869
Harman International Industries, Inc.	19,878	1,922,004
Helen of Troy Ltd. (a)	8,451	228,177
Hovnanian Enterprises, Inc. Class A (a)	18,730	644,687
Interface, Inc. Class A (a)	13,214	94,348
Jarden Corp. (a)	8,422	255,102
Kimball International, Inc. Class B	14,065	191,284
Knape & Vogt Manufacturing Co.	5,554	71,536
La-Z-Boy, Inc. (d)	16,677	257,493
Lennar Corp. Class A	49,038	2,245,940
Libbey, Inc.	3,037	57,399
Lifetime Hoan Corp. (d)	5,543	86,970
M.D.C. Holdings, Inc.	9,883	680,445
M/I Homes, Inc.	5,737	224,030
Meritage Corp. (a)	4,729	315,944
Mestek, Inc. (a)	3,426	59,236
MITY Enterprises, Inc. (a)	3,184	51,294
Modtech Holdings, Inc. (a)	5,824	42,573
Mohawk Industries, Inc. (a)	21,247	1,634,319
National Presto Industries, Inc.	1,847	75,173
NVR, Inc. (a)	2,143	1,076,322
Oneida Ltd. (a)(d)	5,004	7,456
Palm Harbor Homes, Inc. (a)(d)	9,454	154,667
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Russ Berrie & Co., Inc.	6,705	$ 129,407
Ryland Group, Inc.	7,453	656,982
Salton, Inc. (a)(d)	2,717	13,395
Skyline Corp.	2,444	93,361
Standard Pacific Corp.	9,564	482,695
Stanley Furniture Co., Inc.	1,809	73,047
Technical Olympic USA, Inc. (d)	14,362	366,518
Tempur-Pedic International, Inc.	26,737	325,122
The L.S. Starrett Co. Class A	5,190	73,698
The Rowe Companies (a)	1,881	10,157
Toll Brothers, Inc. (a)	22,502	998,864
Tupperware Corp.	18,200	310,674
Universal Electronics, Inc. (a)	3,231	52,245
Virco Manufacturing Co. (d)	4,818	35,653
WCI Communities, Inc. (a)	12,788	306,656
WestPoint Stevens, Inc. (a)(d)	16,200	194
William Lyon Homes, Inc. (a)(d)	3,283	273,310
Yankee Candle Co., Inc. (a)	14,944	405,132
		20,599,182
Internet & Catalog Retail - 1.3%
1-800 CONTACTS, Inc. (a)	3,181	44,820
1-800-FLOWERS.com, Inc. Class A (a)	19,046	141,702
Alloy, Inc. (a)(d)	11,330	46,000
Amazon.com, Inc. (a)	126,369	4,819,714
Audible, Inc. (a)(d)	4,064	45,436
Blair Corp.	1,680	47,040
Blue Nile, Inc. (d)	4,402	114,628
Bluefly, Inc. (a)(d)	1,778	3,698
Coldwater Creek, Inc. (a)	10,105	203,313
Drugstore.com, Inc. (a)	21,155	50,560
Gaiam, Inc. Class A (a)	3,743	24,779
GSI Commerce, Inc. (a)	10,161	94,701
Hanover Direct, Inc. (a)	59,008	8,261
Hollywood Media Corp. (a)(d)	3,462	11,321
IAC/InterActiveCorp (a)(d)	219,204	5,000,043
Insight Enterprises, Inc. (a)	13,840	221,440
J. Jill Group, Inc. (a)	8,325	150,599
MediaBay, Inc. (a)	5,988	2,036
Netflix, Inc. (a)(d)	17,962	250,570
Orbitz, Inc. Class A	12,344	228,734
Overstock.com, Inc. (a)(d)	5,574	174,745
Paragon Financial Corp. (a)	29,504	1,180
PC Mall, Inc. (a)	3,555	46,499
PhotoWorks, Inc. (a)	8,140	3,500
Priceline.com, Inc. (a)(d)	11,020	230,098
Provide Commerce, Inc.	4,254	78,614
RedEnvelope, Inc. (d)	5,119	37,010
Sportsmans Guide, Inc. (a)	2,646	54,534
Stamps.com, Inc.	6,269	93,533
Systemax, Inc. (a)	10,200	59,058

	Shares	Value (Note 1)
ValueVision Media, Inc. Class A (a)	11,622	$ 145,159
Varsity Group, Inc. (a)(d)	4,794	31,161
		12,464,486
Leisure Equipment & Products - 0.4%
Action Performance Companies, Inc. (d)	4,434	48,419
Adams Golf, Inc. (a)	9,544	10,976
Aldila, Inc. (d)	300	3,843
Arctic Cat, Inc.	1,732	45,240
Boyds Collection, Ltd. (a)	13,297	33,508
Callaway Golf Co.	22,758	275,144
Concord Camera Corp. (a)	6,760	11,357
Escalade, Inc.	6,336	80,974
Huffy Corp. (a)	6,830	1,810
JAKKS Pacific, Inc. (a)(d)	6,179	120,985
Johnson Outdoors, Inc. Class A (a)	1,929	37,384
K2, Inc. (a)	11,990	158,748
Leapfrog Enterprises, Inc. Class A (a)(d)	8,584	169,877
Marine Products Corp.	7,588	130,362
MarineMax, Inc. (a)	5,886	115,366
Marvel Enterprises, Inc. (a)	35,473	520,389
Meade Instruments Corp. (a)	4,023	12,431
Nautilus Group, Inc. (d)	13,448	262,102
Oakley, Inc.	20,930	240,067
Polaris Industries, Inc.	12,005	566,156
RC2 Corp. (a)	5,835	184,444
SCP Pool Corp.	9,627	406,163
Steinway Musical Instruments, Inc. (a)	3,201	90,940
Sturm Ruger & Co., Inc.	11,303	101,840
		3,628,525
Media - 6.7%
4Kids Entertainment, Inc. (a)	5,021	87,516
ACME Communications, Inc. (a)	6,362	41,162
ACT Teleconferencing, Inc. (a)(d)	2,700	3,564
ADVO, Inc.	10,495	310,442
AMC Entertainment, Inc. (a)	13,676	262,579
APAC Customer Services, Inc. (a)	13,380	22,077
Arbitron, Inc. (a)	9,668	374,732
Ballantyne of Omaha, Inc. (a)	30	98
Beasley Broadcast Group, Inc. Class A (a)	4,117	61,755
Belo Corp. Series A	33,800	775,372
Brilliant Digital Entertainment, Inc. (a)	4,500	428
Cablevision Systems Corp. - NY Group Class A (a)	70,012	1,296,622
Cadmus Communications Corp.	4,716	70,929
Carmike Cinemas, Inc.	3,483	118,422
Catalina Marketing Corp. (a)	15,773	354,893
Charter Communications, Inc. Class A (a)(d)	97,245	310,212
Citadel Broadcasting Corp.	40,242	579,485
Courier Corp.	3,444	138,724
Cox Communications, Inc. Class A (a)	184,528	6,063,590
Cox Radio, Inc. Class A (a)	13,011	218,715
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Crown Media Holdings, Inc. Class A (a)(d)	22,157	$ 163,519
Cumulus Media, Inc. Class A (a)	15,830	239,033
Dex Media, Inc.	46,150	895,310
Digital Generation Systems, Inc. (a)	16,431	21,360
E.W. Scripps Co. Class A	25,600	2,619,136
EchoStar Communications Corp. Class A (a)	73,562	2,254,675
Emmis Communications Corp. Class A (a)	18,757	361,072
Entercom Communications Corp. Class A (a)	15,878	598,601
Entravision Communications Corp. Class A (a)	23,214	188,033
Equity Marketing, Inc. (a)	3,798	44,816
Fisher Communications, Inc. (a)	2,738	131,972
Fox Entertainment Group, Inc. Class A (a)	130,698	3,547,144
Franklin Electronic Publishers, Inc. (a)	2,339	9,426
Gemstar-TV Guide International, Inc. (a)	142,642	753,150
Getty Images, Inc. (a)	17,493	969,987
Granite Broadcasting Corp. (non vtg.) (a)	6,146	2,766
Gray Television, Inc.	15,819	217,353
Grey Global Group, Inc.	410	373,510
Harris Interactive, Inc. (a)	17,134	102,290
Harte-Hanks, Inc.	28,477	706,514
Hearst-Argyle Television, Inc.	16,296	395,178
Hollinger International, Inc. Class A	30,506	521,653
Image Entertainment, Inc. (a)	7,100	26,980
Information Holdings, Inc. (a)	7,385	200,429
Insight Communications, Inc. Class A (a)	20,106	177,737
Insignia Systems, Inc. (a)(d)	4,959	4,265
Interactive Data Corp. (a)	31,106	584,793
Interep National Radio Sales, Inc. Class A (a)	2,901	2,176
John Wiley & Sons, Inc. Class A	20,074	636,547
Journal Communications, Inc. Class A	20,675	347,133
Journal Register Co. (a)	13,102	249,724
K-Tel International, Inc. (a)	8,900	935
Knology, Inc.	9,513	33,010
Lakes Entertainment, Inc. (a)(d)	8,578	82,006
Lamar Advertising Co. Class A (a)	28,090	1,227,252
Lee Enterprises, Inc.	14,347	679,044
Liberty Corp., South Carolina	6,093	246,279
Liberty Media Corp. Class A (a)	914,693	8,149,915
Liberty Media International, Inc. Class A (a)	43,483	1,469,725
LIN TV Corp. Class A (a)	9,562	192,961
LodgeNet Entertainment Corp. (a)	4,491	65,389
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	5,240	58,583
Media General, Inc. Class A	6,249	363,629
Media Services Group, Inc. (a)	29	293

	Shares	Value (Note 1)
Mediacom Communications Corp. Class A (a)	39,749	$ 248,431
Metro-Goldwyn-Mayer, Inc.	78,642	896,519
National Lampoon, Inc. (a)(d)	600	4,260
Navarre Corp. (a)(d)	8,023	125,079
New Frontier Media, Inc. (a)	3,930	30,536
Nexstar Broadcasting Group, Inc.	3,834	31,209
NTL, Inc. (a)	26,951	1,463,709
NTN Communications, Inc. (a)	16,316	32,469
Paxson Communications Corp. Class A (a)	15,438	28,097
Pegasus Communications Corp. Class A (a)(d)	1,786	17,699
Penton Media, Inc. (a)	11,976	2,275
Pixar (a)	16,591	1,289,453
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	6,732	61,194
Point.360 (a)	2,433	6,447
PRIMEDIA, Inc. (a)(d)	73,347	151,828
ProQuest Co. (a)	8,266	200,864
Pulitzer, Inc.	3,374	164,314
R.H. Donnelley Corp. (a)	9,661	448,753
Radio One, Inc. Class A (a)	33,132	519,145
Radio Unica Communications Corp. (a)	1,600	0
Reading International, Inc. Class A (a)(d)	3,181	24,653
Regal Entertainment Group Class A (d)	17,311	318,869
Regent Communication, Inc. (a)	13,099	75,450
Rentrak Corp. (a)	6,275	55,848
Saga Communications, Inc. Class A (a)	5,932	106,479
Salem Communications Corp. Class A (a)	6,831	181,705
Scholastic Corp. (a)	11,658	340,997
Sinclair Broadcast Group, Inc. Class A	15,377	123,016
Sirius Satellite Radio, Inc. (a)(d)	388,926	902,308
Spanish Broadcasting System, Inc. Class A (a)	18,581	162,770
SPAR Group, Inc. (a)	4,346	3,955
The DIRECTV Group, Inc. (a)	430,878	6,838,034
The McClatchy Co. Class A	13,542	970,961
The Reader's Digest Association, Inc. (non-vtg.)	27,865	396,240
theglobe.com, Inc. (a)(d)	7,111	2,916
Thomas Nelson, Inc.	4,973	94,487
TiVo, Inc. (a)(d)	26,766	115,094
Traffix, Inc.	3,088	19,825
UnitedGlobalCom, Inc. Class A (a)(d)	119,361	811,655
Valassis Communications, Inc. (a)	15,942	450,521
Value Line, Inc.	3,466	130,842
Washington Post Co. Class B	3,019	2,622,002
Westwood One, Inc. (a)	28,847	647,327
World Wrestling Entertainment, Inc. Class A	19,374	232,682
XM Satellite Radio Holdings, Inc. Class A (a)(d)	60,104	1,651,057
Young Broadcasting, Inc. Class A (a)	4,865	55,218
		64,063,812
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.6%
99 Cents Only Stores (a)	22,074	$ 285,858
Conn's, Inc.	6,864	104,401
Dollar Tree Stores, Inc. (a)	36,652	861,689
Fred's, Inc. Class A	13,044	181,442
Gottschalks, Inc. (a)	300	1,437
Kmart Holding Corp. (a)(d)	27,864	2,134,940
Neiman Marcus Group, Inc. Class A	14,195	755,174
Retail Ventures, Inc. (a)	8,844	60,493
Saks, Inc.	45,232	537,356
ShopKo Stores, Inc. (a)(d)	11,216	189,775
The Bon-Ton Stores, Inc.	6,038	79,641
Tuesday Morning Corp. (a)	13,964	434,001
		5,626,207
Specialty Retail - 3.3%
Aaron Rents, Inc.	15,888	326,340
Abercrombie & Fitch Co. Class A	30,602	856,856
AC Moore Arts & Crafts, Inc. (a)	7,682	156,175
Advance Auto Parts, Inc. (a)	22,986	851,861
Aeropostale, Inc. (a)	15,607	486,158
America's Car Mart, Inc. (a)	2,015	64,621
American Eagle Outfitters, Inc. (a)	23,234	773,692
AnnTaylor Stores Corp. (a)	23,709	573,047
Asbury Automotive Group, Inc. (a)	11,092	152,848
Barnes & Noble, Inc. (a)	21,011	726,140
bebe Stores, Inc. (a)	11,536	209,609
Big 5 Sporting Goods Corp. (a)	8,103	155,172
Big Dog Holdings, Inc. (a)	2,572	15,872
Blockbuster, Inc. Class A (d)	12,304	98,801
Books-A-Million, Inc. (a)	7,672	53,167
Borders Group, Inc.	25,520	609,928
Brookstone Co., Inc. (a)	5,881	92,626
Building Material Holding Corp.	4,772	107,943
Burlington Coat Factory Warehouse Corp.	13,886	266,750
Cabela's, Inc. Class A (d)	19,700	504,320
Cache, Inc. (a)	6,059	81,433
CarMax, Inc. (a)	35,152	688,276
Casual Male Retail Group, Inc. (a)(d)	9,009	53,063
Charlotte Russe Holding, Inc. (a)	9,874	141,099
Charming Shoppes, Inc. (a)	36,864	252,887
Chico's FAS, Inc. (a)(d)	27,708	1,133,257
Christopher & Banks Corp.	10,542	185,645
Claire's Stores, Inc.	26,425	643,185
Cole National Corp. Class A (a)	4,666	127,149
Cost Plus, Inc. (a)	6,308	216,112
CSK Auto Corp. (a)	14,517	170,430
Deb Shops, Inc.	3,517	80,367
Dick's Sporting Goods, Inc. (a)(d)	9,886	320,109
Dress Barn, Inc. (a)	9,963	165,087
E Com Ventures, Inc. (a)	1,076	8,759
Electronics Boutique Holding Corp. (a)	7,459	227,723

	Shares	Value (Note 1)
Emerging Vision, Inc. (a)	5,700	$ 1,026
Finish Line, Inc. Class A	6,227	180,645
Finlay Enterprises, Inc. (a)	2,122	39,809
Foot Locker, Inc.	44,863	1,003,585
GameStop Corp. Class A (a)	4,865	81,537
Gander Mountain Co. (d)	2,718	54,768
Genesco, Inc. (a)	7,347	165,528
Goody's Family Clothing, Inc.	14,429	110,382
Group 1 Automotive, Inc. (a)	6,890	189,268
Guess?, Inc. (a)	13,471	204,490
Guitar Center, Inc. (a)	7,142	292,536
Gymboree Corp. (a)	10,974	159,233
Hancock Fabrics, Inc.	6,826	75,837
Haverty Furniture Companies, Inc.	7,633	129,227
Hibbett Sporting Goods, Inc. (a)	6,421	116,670
Hollywood Entertainment Corp. (a)	18,335	185,000
Hot Topic, Inc. (a)(d)	14,627	220,868
Jo-Ann Stores, Inc. (a)	7,558	201,043
Jos. A. Bank Clothiers, Inc. (a)(d)	4,035	108,824
Kirkland's, Inc. (a)	4,549	35,027
Linens 'N Things, Inc. (a)	14,597	366,093
Lithia Motors, Inc. Class A (sub. vtg.)	6,077	129,136
Major Automotive Companies, Inc. (a)	1,420	1,420
Michaels Stores, Inc.	21,387	1,226,117
Monro Muffler Brake, Inc. (a)	3,653	75,033
Mothers Work, Inc. (a)	1,684	30,228
Movie Gallery, Inc.	10,646	191,522
O'Reilly Automotive, Inc. (a)	15,656	617,003
Pacific Sunwear of California, Inc. (a)	23,843	456,832
Party City Corp. (a)	4,304	58,190
Payless ShoeSource, Inc. (a)	21,398	248,217
PETCO Animal Supplies, Inc. (a)	16,410	543,499
PETsMART, Inc.	45,721	1,282,931
Pier 1 Imports, Inc.	30,845	535,161
Pomeroy IT Solutions, Inc.	3,930	51,051
Regis Corp.	13,625	557,671
Rent-A-Center, Inc. (a)	24,956	751,176
Rent-Way, Inc. (a)	6,653	48,567
Restoration Hardware, Inc. (a)	8,795	54,441
Rex Stores Corp. (a)	2,776	35,255
Ross Stores, Inc.	45,152	954,965
Rush Enterprises, Inc. Class B (a)	2,627	30,316
Select Comfort Corp. (a)	11,000	174,680
Sharper Image Corp. (a)(d)	4,600	82,570
Shoe Carnival, Inc. (a)	3,930	45,077
Sonic Automotive, Inc. Class A (sub. vtg.)	9,507	197,746
Sports Authority, Inc. (a)	8,052	170,944
Stage Stores, Inc. (a)	6,482	207,035
Stein Mart, Inc. (a)	15,865	259,393
Syms Corp. (a)	3,930	39,104
Talbots, Inc.	16,117	432,097
TBC Corp. (a)	7,182	156,280
The Bombay Company, Inc. (a)	12,084	66,462
The Buckle, Inc.	7,245	188,008
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Cato Corp. Class A (sub. vtg.)	5,984	$ 126,562
The Children's Place Retail Stores, Inc. (a)	7,649	149,997
The Men's Wearhouse, Inc. (a)	11,293	316,204
The Pep Boys - Manny, Moe & Jack	16,229	258,041
Too, Inc. (a)	11,993	187,690
Tractor Supply Co. (a)	12,508	435,529
Trans World Entertainment Corp. (a)	16,560	165,103
Tweeter Home Entertainment Group, Inc. (a)	5,520	31,519
Ultimate Electronics, Inc. (a)(d)	3,555	8,390
United Auto Group, Inc.	12,233	296,406
United Retail Group, Inc. (a)	2,807	7,382
Urban Outfitters, Inc. (a)	24,094	731,253
Weight Watchers International, Inc. (a)(d)	32,531	1,270,010
West Marine, Inc. (a)	7,073	127,951
Wet Seal, Inc. Class A (a)(d)	7,568	9,384
Whitehall Jewellers, Inc. (a)	4,164	32,896
Williams-Sonoma, Inc. (a)	37,160	1,300,228
Wilsons Leather Experts, Inc. (a)(d)	6,316	37,264
Winmark Corp. (a)	2,614	58,815
YouthStream Media Networks, Inc. (a)	1,300	312
Zale Corp. (a)	16,762	429,442
Zones, Inc. (a)	3,275	9,301
		31,385,709
Textiles Apparel & Luxury Goods - 0.8%
Ashworth, Inc. (a)	4,840	41,140
Brown Shoe Co., Inc.	5,466	144,958
Candies, Inc. (a)(d)	9,733	26,863
Carter's, Inc.	9,051	253,066
Charles & Colvard Ltd. (a)	4,210	25,555
Cherokee, Inc.	3,331	78,378
Columbia Sportswear Co. (a)	11,467	625,410
Culp, Inc. (a)	4,772	36,219
Cutter & Buck, Inc.	1,098	11,990
Dan River, Inc. Class A (a)(d)	8,421	253
Deckers Outdoor Corp. (a)(d)	4,587	134,674
Delta Apparel, Inc.	3,327	82,011
Delta Woodside Industries, Inc. (a)	200	180
DHB Industries, Inc. (a)(d)	10,397	131,730
Everlast Worldwide, Inc. (a)	200	800
Fossil, Inc. (a)	19,985	573,769
G-III Apparel Group Ltd. (a)	4,576	29,515
Haggar Corp.	3,480	64,519
Hampshire Group Ltd. (a)	936	26,938
Hartmarx Corp. (a)	12,514	79,464
Innovo Group, Inc. (a)(d)	3,410	5,320
K-Swiss, Inc. Class A	10,498	204,816
Kellwood Co.	8,003	292,110
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	6,696	180,658
Mossimo, Inc. (a)	2,730	8,190

	Shares	Value (Note 1)
Movado Group, Inc.	6,936	$ 99,532
Oshkosh B'Gosh, Inc. Class A	3,209	65,367
Oxford Industries, Inc.	4,904	198,416
Perry Ellis International, Inc. (a)(d)	2,111	47,687
Phillips-Van Heusen Corp.	11,326	228,332
Polo Ralph Lauren Corp. Class A	29,558	1,079,754
Quaker Fabric Corp.	5,848	38,948
Quiksilver, Inc. (a)	17,828	387,759
Rocky Shoes Boots, Inc. (a)	2,631	50,515
Russell Corp.	10,346	184,780
Samsonite Corp. (a)(d)	2,743	3,154
Saucony, Inc. Class B	3,478	80,550
Skechers U.S.A., Inc. Class A (a)	9,818	130,579
Sport-Haley, Inc. (a)	100	387
Steven Madden Ltd. (a)	3,930	71,723
Stride Rite Corp.	15,092	149,109
Superior Uniform Group, Inc.	4,343	59,499
Tandy Brands Accessories, Inc.	1,058	14,283
Tarrant Apparel Group (a)(d)	9,692	10,758
Timberland Co. Class A (a)	10,858	606,419
Tropical Sportswear International Corp. (a)(d)	3,275	4,028
Unifi, Inc. (a)	11,964	22,851
Unifirst Corp.	2,378	68,320
Warnaco Group, Inc. (a)	13,665	275,213
Weyco Group, Inc. (d)	561	18,794
Wolverine World Wide, Inc.	13,689	330,179
		7,285,462
TOTAL CONSUMER DISCRETIONARY		180,694,597
CONSUMER STAPLES - 3.4%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	3,368	73,288
Chalone Wine Group, Ltd. (a)	1,975	20,522
Coca-Cola Bottling Co. Consolidated	2,129	119,927
Constellation Brands, Inc. Class A (sub. vtg.) (a)	32,224	1,184,876
Hansen Natural Corp. (a)(d)	2,092	49,664
MGP Ingredients, Inc. (d)	3,212	29,583
National Beverage Corp.	11,130	92,936
PepsiAmericas, Inc.	39,666	786,973
Robert Mondavi Corp. Class A (a)	4,346	178,664
Vermont Pure Holdings Ltd. (a)	4,384	9,163
		2,545,596
Food & Staples Retailing - 0.7%
7-Eleven, Inc. (a)	31,072	600,311
Arden Group, Inc. Class A (d)	749	61,418
BJ's Wholesale Club, Inc. (a)(d)	23,622	598,109
Casey's General Stores, Inc.	16,018	264,457
Central European Distribution Corp. (a)(d)	5,516	135,087
Chronimed, Inc. (a)	3,717	24,792
Foodarama Supermarkets (a)	590	27,730
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fresh Brands, Inc. (d)	3,849	$ 28,921
Ingles Markets, Inc. Class A	7,689	87,578
Longs Drug Stores Corp.	12,136	294,662
Marsh Supermarkets, Inc. Class B	3,767	42,379
Nash-Finch Co.	5,652	166,904
NeighborCare, Inc. (a)	12,714	322,808
Pathmark Stores, Inc. (a)	7,076	50,098
Performance Food Group Co. (a)	14,328	315,216
Pricesmart, Inc. (a)	1,403	12,359
Rite Aid Corp. (a)	166,190	731,236
Ruddick Corp.	14,547	277,411
Smart & Final, Inc. (a)	8,436	137,591
Spartan Stores, Inc. (a)	7,298	29,776
The Great Atlantic & Pacific Tea Co. (a)	9,076	58,631
The Pantry, Inc. (a)	5,677	110,474
Topps Co., Inc.	10,089	94,534
United Natural Foods, Inc. (a)	11,906	294,793
Weis Markets, Inc.	10,240	343,245
Whole Foods Market, Inc.	18,578	1,444,068
Wild Oats Markets, Inc. (a)	12,280	108,432
		6,663,020
Food Products - 1.7%
Alico, Inc.	3,393	149,292
American Italian Pasta Co. Class A (d)	5,875	158,919
Bridgford Foods Corp.	4,789	40,707
Calavo Growers, Inc.	7,029	77,811
Central Garden & Pet Co. Class A (a)	5,613	175,911
Chiquita Brands International, Inc. (a)	12,577	236,951
Corn Products International, Inc.	10,873	501,789
Dean Foods Co. (a)	49,894	1,849,571
Del Monte Foods Co. (a)	59,517	627,904
Delta & Pine Land Co.	11,931	303,167
Farmer Brothers Co.	6,050	151,250
Flowers Foods, Inc.	13,529	341,878
Fresh Del Monte Produce, Inc.	17,524	454,222
Galaxy Nutritional Foods, Inc. (a)	5,579	8,592
Gardenburger, Inc. (a)(d)	5,600	1,008
Green Mountain Coffee Roasters, Inc. (a)	2,713	55,101
Griffin Land & Nurseries, Inc. (a)	1,112	25,854
Hain Celestial Group, Inc. (a)	10,731	188,329
Hines Horticulture, Inc. (a)	5,290	15,711
Hormel Foods Corp.	43,624	1,164,761
Interstate Bakeries Corp.	14,070	72,742
J&J Snack Foods Corp. (a)	2,433	104,570
John B. Sanfilippo & Son, Inc. (a)	4,719	133,548
Kraft Foods, Inc. Class A	85,270	2,667,246
Lancaster Colony Corp.	9,646	398,187
Lance, Inc.	7,953	121,283
Lifeway Foods, Inc. (a)(d)	4,862	50,468

	Shares	Value (Note 1)
M&F Worldwide Corp. (a)	6,406	$ 85,200
Maui Land & Pineapple, Inc. (a)	3,029	91,627
Monterey Pasta Co. (a)	4,304	12,912
Northland Cranberries, Inc. Class A (a)	31,116	17,736
Omega Protein Corp. (a)	5,131	43,511
Peet's Coffee & Tea, Inc. (a)	4,210	96,409
Pilgrims Pride Corp. Class B	21,423	544,573
Poore Brothers, Inc. (a)	3,448	8,275
Ralcorp Holdings, Inc. (a)	9,177	334,318
Riviana Foods, Inc.	6,456	171,084
Sanderson Farms, Inc.	6,330	216,423
Seaboard Corp.	431	229,314
Smithfield Foods, Inc. (a)	34,896	896,827
Tasty Baking Co.	4,304	34,389
The J.M. Smucker Co.	18,803	864,562
Tootsie Roll Industries, Inc.	16,612	512,314
Tyson Foods, Inc. Class A	106,730	1,758,910
Zapata Corp. (a)	861	53,253
		16,048,409
Household Products - 0.2%
Church & Dwight Co., Inc.	11,370	511,309
Energizer Holdings, Inc. (a)	26,165	1,081,661
Ionatron, Inc. (a)(d)	2,900	19,430
Katy Industries, Inc. (a)	1,778	9,228
Oil-Dri Corp. of America	4,520	67,574
Rayovac Corp. (a)	11,087	254,890
WD-40 Co.	5,608	160,277
		2,104,369
Personal Products - 0.4%
Carrington Laboratories, Inc. (a)(d)	5,146	18,989
Chattem, Inc. (a)	6,665	203,216
Del Laboratories, Inc. (a)	3,153	105,310
Elizabeth Arden, Inc. (a)	8,382	172,585
Estee Lauder Companies, Inc. Class A	38,940	1,711,413
First Years, Inc.	3,319	61,236
Integrated Biopharma, Inc. (a)(d)	2,198	12,309
Inter Parfums, Inc.	6,365	77,144
Mannatech, Inc. (d)	7,829	90,816
MediFast, Inc. (a)(d)	1,591	5,330
Nature's Sunshine Products, Inc.	4,464	66,023
NBTY, Inc. (a)	22,954	549,289
Nu Skin Enterprises, Inc. Class A	21,855	564,296
Playtex Products, Inc. (a)	21,944	143,294
Reliv International, Inc. (d)	10,690	95,141
Revlon, Inc. Class A (a)	12,009	32,064
USANA Health Sciences, Inc. (a)(d)	6,765	196,862
Weider Nutrition International, Inc. Class A (a)	11,731	37,891
		4,143,208
Tobacco - 0.1%
DIMON, Inc.	11,854	68,042
Standard Commercial Corp.	4,210	64,413
Star Scientific, Inc. (a)(d)	16,374	83,999
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Tobacco - continued
Universal Corp.	7,604	$ 343,169
Vector Group Ltd. (d)	13,849	231,832
		791,455
TOTAL CONSUMER STAPLES		32,296,057
ENERGY - 5.4%
Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc. (a)	5,042	210,604
Cal Dive International, Inc. (a)	12,533	374,361
Carbo Ceramics, Inc.	5,380	346,203
Cooper Cameron Corp. (a)	17,272	879,663
Dawson Geophysical Co. (a)(d)	4,846	95,951
Diamond Offshore Drilling, Inc. (d)	41,872	1,064,386
Dril-Quip, Inc. (a)	4,548	90,232
ENSCO International, Inc.	46,896	1,367,487
FMC Technologies, Inc. (a)	20,386	626,258
Friede Goldman Halter, Inc. (a)	21,668	11
Global Industries Ltd. (a)	37,546	200,871
GlobalSantaFe Corp.	73,805	2,057,683
Grant Prideco, Inc. (a)	34,757	635,010
Grey Wolf, Inc. (a)	51,983	220,928
Gulf Island Fabrication, Inc.	3,684	73,533
Gulfmark Offshore, Inc. (a)	4,678	71,199
Hanover Compressor Co. (a)	23,580	271,877
Helmerich & Payne, Inc.	15,052	389,245
Horizon Offshore, Inc. (a)(d)	4,863	2,723
Hydril Co. (a)	2,818	100,744
Infinity, Inc. (a)	5,988	27,784
Input/Output, Inc. (a)(d)	22,241	218,851
Key Energy Services, Inc. (a)	44,805	452,082
Lone Star Technologies, Inc. (a)	10,692	328,458
Lufkin Industries, Inc.	1,900	61,560
Matrix Service Co. (a)	3,632	16,308
Maverick Tube Corp. (a)	15,546	460,473
Metretek Technologies, Inc. (a)	2,400	3,600
Mitcham Industries, Inc. (a)	400	1,940
NATCO Group, Inc. Class A (a)	2,713	21,487
National-Oilwell, Inc. (a)	26,809	801,589
Newpark Resources, Inc. (a)	28,026	159,748
NS Group, Inc. (a)	4,935	74,025
Oceaneering International, Inc. (a)	7,934	254,047
Offshore Logistics, Inc. (a)	7,067	210,597
Oil States International, Inc. (a)	16,706	268,967
Parker Drilling Co. (a)	44,390	143,824
Patterson-UTI Energy, Inc.	52,572	910,547
Petroleum Helicopters, Inc. (non-vtg.) (a)	512	10,240
Pride International, Inc. (a)(d)	38,802	712,405
Royale Energy, Inc. (a)	5,582	40,414
RPC, Inc.	11,075	167,786
Seabulk International, Inc. (a)	10,544	94,158

	Shares	Value (Note 1)
SEACOR SMIT, Inc. (a)	5,718	$ 246,846
Smith International, Inc. (a)	31,219	1,778,859
Superior Energy Services, Inc. (a)	23,736	265,606
T-3 Energy Services, Inc. (a)	4,721	27,335
TETRA Technologies, Inc. (a)	6,795	183,805
Tidewater, Inc.	19,771	576,918
TODCO Class A	16,043	247,543
Torch Offshore, Inc. (a)(d)	9,245	19,692
Trico Marine Services, Inc. (a)(d)	11,321	2,943
Unit Corp. (a)	13,754	431,876
Universal Compression Holdings, Inc. (a)	9,324	305,920
Varco International, Inc. (a)	32,772	795,704
Veritas DGC, Inc. (a)(d)	7,854	184,019
W-H Energy Services, Inc. (a)	5,122	96,908
Weatherford International Ltd. (a)	42,346	1,962,314
		21,646,147
Oil & Gas - 3.1%
Abraxas Petroleum Corp. (a)(d)	7,953	12,884
APCO Argentina, Inc.	2,706	89,975
Atlas America, Inc. (d)	1,785	38,199
ATP Oil & Gas Corp. (a)(d)	4,491	39,611
Berry Petroleum Co. Class A	6,319	195,383
BP Prudhoe Bay Royalty Trust	8,577	290,503
Brigham Exploration Co. (a)	12,282	100,098
Buckeye Partners LP	8,566	358,487
Cabot Oil & Gas Corp. Class A	10,435	421,678
Callon Petroleum Co. (a)	3,188	36,694
Carrizo Oil & Gas, Inc. (a)	5,427	42,331
Castle Energy Corp.	4,491	47,156
Chaparral Resources, Inc. (a)(d)	13,947	15,063
Chesapeake Energy Corp.	75,362	1,064,865
Cimarex Energy Co. (a)	13,526	404,833
Clayton Williams Energy, Inc. (a)(d)	2,328	41,485
Comstock Resources, Inc. (a)	11,482	211,613
CREDO Petroleum Corp. (a)	1,419	20,576
Cross Timbers Royalty Trust	1,715	51,107
Crosstex Energy LP	846	24,103
Crosstex Energy, Inc.	3,803	141,662
Delta Petroleum Corp. (a)	14,179	156,536
Denbury Resources, Inc. (a)	19,196	420,392
Dorchester Minerals LP	6,550	132,245
Double Eagle Petroleum Co. (a)(d)	1,401	21,532
Edge Petroleum Corp. (a)	6,928	101,842
Enbridge Energy Management LLC	2,528	109,285
Encore Acquisition Co. (a)	9,851	274,843
Energy Partners Ltd. (a)	12,303	188,113
Enterprise Products Partners LP (d)	65,200	1,453,308
Evans Systems, Inc. (a)	3,400	136
Evergreen Resources, Inc. (a)	12,915	509,497
Forest Oil Corp. (a)	17,277	450,066
Frontier Oil Corp.	11,401	232,808
FX Energy, Inc. (a)(d)	10,017	86,847
General Maritime Corp. (a)	11,762	320,867
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Giant Industries, Inc. (a)	4,535	$ 101,131
Goodrich Petroleum Corp. (a)	3,131	31,748
GSV, Inc. (a)(d)	700	252
Harken Energy Corp. (a)(d)	45,664	21,462
Harvest Natural Resources, Inc. (a)	12,476	165,681
Holly Corp.	13,600	278,528
Houston Exploration Co. (a)	8,786	451,161
Hugoton Royalty Trust	12,302	298,324
Kaneb Services LLC	4,043	119,430
KCS Energy, Inc. (a)	14,852	186,393
KFX, Inc. (a)(d)	18,436	125,365
Kinder Morgan Management LLC	14,453	561,788
Magellan Midstream Partners LP	3,462	181,063
Magnum Hunter Resources, Inc. (a)	24,586	250,531
Maritrans, Inc.	2,984	44,939
Markwest Energy Partners LP (d)	1,943	85,531
Markwest Hydrocarbon, Inc.	3,499	44,612
McMoRan Exploration Co. (a)(d)	4,480	62,675
Meridian Resource Corp. (a)	22,218	168,635
Mission Resources Corp. (a)	10,011	46,952
Murphy Oil Corp.	29,573	2,233,057
National Energy Group, Inc. (a)	5,079	8,380
Newfield Exploration Co. (a)	17,463	966,577
Noble Energy, Inc.	18,126	933,126
OMI Corp.	28,417	361,464
Overseas Shipholding Group, Inc.	12,140	522,020
Pacific Energy Partners LP (d)	2,620	74,120
Parallel Petroleum Corp. (a)	10,742	53,280
Patina Oil & Gas Corp.	21,306	570,362
Penn Octane Corp. (a)	4,809	9,762
Penn Virginia Corp.	3,789	130,569
Petroleum Development Corp. (a)	6,673	207,063
Petroquest Energy, Inc. (a)	13,660	60,787
Pioneer Natural Resources Co.	39,155	1,309,735
Plains Exploration & Production Co. (a)	20,573	399,322
Pogo Producing Co.	18,607	818,336
Premcor, Inc. (a)	27,108	908,931
Quicksilver Resources, Inc. (a)	16,178	455,734
Range Resources Corp.	21,036	315,540
Remington Oil & Gas Corp. (a)	9,453	234,056
Rentech, Inc. (a)	26,916	24,494
Resource America, Inc. Class A	4,865	107,030
Southwestern Energy Co. (a)	11,440	406,921
Spinnaker Exploration Co. (a)	11,170	381,344
St. Mary Land & Exploration Co.	9,075	316,627
Stone Energy Corp. (a)	8,640	359,424
Sunoco Logistics Partners LP	2,807	108,098
Swift Energy Co. (a)	7,205	146,622
Syntroleum Corp. (a)	20,072	101,564
TC Pipelines LP	5,010	175,094
TEPPCO Partners LP	18,928	755,038

	Shares	Value (Note 1)
Tesoro Petroleum Corp. (a)	21,890	$ 518,355
The Exploration Co. of Delaware, Inc. (a)	7,579	28,421
Tipperary Corp. (a)	6,819	22,230
TransMontaigne, Inc. (a)	20,850	140,529
Ultra Petroleum Corp. (a)	23,289	967,658
Valero LP	2,901	154,768
Vintage Petroleum, Inc.	21,721	356,224
Western Gas Resources, Inc.	24,026	670,806
Whiting Petroleum Corp. New	5,790	136,702
World Fuel Services Corp.	4,742	166,824
XTO Energy, Inc.	77,501	2,173,128
		30,122,946
TOTAL ENERGY		51,769,093
FINANCIALS - 26.9%
Capital Markets - 1.3%
A.G. Edwards, Inc.	23,135	804,635
Affiliated Managers Group, Inc. (a)(d)	10,171	498,888
Ameritrade Holding Corp. (a)	127,318	1,450,152
Apollo Investment Corp.	19,923	279,520
BlackRock, Inc. Class A	6,718	491,019
Eaton Vance Corp. (non-vtg.)	21,575	866,236
Firstcity Financial Corp. (a)	5,260	39,976
Gabelli Asset Management, Inc. Class A (d)	2,893	117,774
Greenhill & Co., Inc.	9,314	190,471
Harris & Harris Group, Inc. (a)	5,146	46,057
Investment Technology Group, Inc. (a)	15,885	218,101
Investors Financial Services Corp. (d)	21,219	984,137
JB Oxford Holdings, Inc. (a)	1,070	1,487
Jefferies Group, Inc.	17,894	599,628
Knight Trading Group, Inc. (a)	35,945	325,662
LaBranche & Co., Inc. (d)	17,755	145,591
Legg Mason, Inc.	19,976	1,611,664
Maxcor Financial Group, Inc.	1,193	10,677
MCG Capital Corp.	11,772	203,656
National Financial Partners Corp.	10,919	375,614
Nuveen Investments, Inc. Class A (d)	26,611	758,414
Olympic Cascade Financial Corp. (a)	1,000	750
Piper Jaffray Companies (a)	6,711	289,244
Raymond James Financial, Inc.	22,990	556,818
Sanders Morris Harris Group, Inc. (d)	8,833	105,643
SEI Investments Co.	29,958	979,027
Siebert Financial Corp. (a)	7,668	26,991
Stifel Financial Corp. (a)	2,834	77,397
SWS Group, Inc.	4,057	59,435
TradeStation Group, Inc. (a)	11,535	72,671
Waddell & Reed Financial, Inc. Class A	27,469	597,176
Westwood Holdings Group, Inc.	3,071	58,871
		12,843,382
Commercial Banks - 6.2%
1st Source Corp.	8,963	226,316
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
ABC Bancorp	1,871	$ 33,959
Abigail Adams National Bancorp, Inc.	2,773	46,281
Alabama National Bancorp, Delaware	5,877	351,210
Amcore Financial, Inc.	7,693	216,327
American National Bankshares, Inc.	2,434	57,199
American Pacific Bank of Oregon Class B (a)	5,049	45,441
AmericanWest Bancorp (a)	1,852	32,892
AmeriServ Financial, Inc. (a)	8,597	44,369
Arrow Financial Corp. (d)	2,339	69,702
Associated Banc-Corp.	32,682	1,022,947
Banc Corp. (a)	2,620	16,899
BancFirst Corp.	2,840	172,984
BancorpSouth, Inc.	24,249	543,178
BancTrust Financial Group, Inc.	4,917	88,408
Bank of Granite Corp.	5,074	96,406
Bank of Hawaii Corp.	16,861	800,560
Bank of the Ozarks, Inc.	5,292	138,650
Banknorth Group, Inc.	54,055	1,836,248
Banner Corp.	3,953	112,502
Bar Harbor Bankshares	2,569	69,363
Bay View Capital Corp.	1,367	25,276
BOK Financial Corp. (a)	17,002	729,386
Boston Private Financial Holdings, Inc.	8,805	214,490
Bryn Mawr Bank Corp. (d)	2,058	41,654
Camden National Corp.	3,305	107,413
Capital Bank Corp.	4,787	79,225
Capital City Bank Group, Inc.	4,517	175,531
Capital Corp. of the West	2,482	97,791
Capitol Bancorp Ltd.	5,097	146,641
Cardinal Financial Corp. (a)	2,386	20,830
Cascade Bancorp	8,012	139,409
Cascade Financial Corp.	1,403	22,434
Cathay General Bancorp	7,653	533,185
Cavalry Bancorp, Inc. (d)	1,123	17,968
CB Bancshares, Inc.	1,315	124,425
Center Bancorp, Inc.	1,276	15,567
Central Coast Bancorp (a)	2,058	40,131
Central Pacific Financial Corp.	5,401	150,958
Century Bancorp, Inc. Class A (non-vtg.)	2,001	63,132
Chemical Financial Corp.	8,850	303,644
Chester Valley Bancorp, Inc.	734	15,194
Chittenden Corp.	11,321	406,424
Citizens Banking Corp.	14,298	457,393
City Holding Co.	5,214	163,355
City National Corp.	14,187	936,058
CoBiz, Inc.	10,647	165,561
Colonial Bancgroup, Inc.	39,718	801,509
Columbia Bancorp	1,403	40,575
Columbia Banking Systems, Inc.	5,493	124,087
Commerce Bancorp, Inc., New Jersey (d)	24,740	1,298,108

	Shares	Value (Note 1)
Commerce Bancshares, Inc.	20,333	$ 982,694
Commercial Bankshares, Inc.	2,677	78,168
Community Bank of Northern Virginia	1,888	26,810
Community Bank System, Inc.	8,588	219,423
Community Banks, Inc.	5,010	138,627
Community Bankshares, Inc., South Carolina	3,531	62,322
Community First Bankshares, Inc.	11,459	368,636
Community Trust Bancorp, Inc.	4,698	141,692
Compass Bancshares, Inc.	37,972	1,756,205
Cullen/Frost Bankers, Inc.	15,736	707,963
CVB Financial Corp.	16,430	356,038
East West Bancorp, Inc.	15,384	557,362
Eastern Virgina Bankshares, Inc.	3,012	66,415
Exchange National Bancshares, Inc. (d)	655	19,388
Farmers Capital Bank Corp.	1,684	55,774
Fidelity Southern Corp.	4,918	71,065
Financial Institutions, Inc.	5,570	123,554
First Bancorp, North Carolina (d)	3,083	100,105
First Bancorp, Puerto Rico	11,971	550,187
First Charter Corp.	11,628	268,723
First Citizen Bancshares, Inc.	3,781	442,415
First Commonwealth Financial Corp.	16,541	222,973
First Community Bancorp, California	4,995	203,346
First Financial Bancorp, Ohio	15,708	282,744
First Financial Bankshares, Inc.	4,678	191,283
First Financial Corp., Indiana	6,060	187,860
First Indiana Corp.	5,116	96,948
First M&F Corp.	842	28,207
First Mariner Bancorp, Inc. (a)	999	15,954
First Merchants Corp.	7,172	175,427
First Midwest Bancorp, Inc., Delaware	13,158	453,030
First National Bankshares of Florida, Inc.	14,092	350,609
First Oak Brook Bancshares, Inc.	3,857	113,782
First of Long Island Corp.	936	39,977
First Republic Bank, California	3,772	168,948
First South Bancorp, Inc., Virginia (d)	1,404	34,187
First State Bancorp.	3,040	89,680
First United Corp.	936	19,188
FirstMerit Corp.	28,006	737,678
Flag Financial Corp. (d)	1,310	17,606
FNB Corp., North Carolina	842	15,038
FNB Corp., Pennsylvania	13,682	292,248
FNB Corp., Virginia (d)	3,618	96,456
FNB Financial Services Corp.	3,828	68,598
Foothill Independent Bancorp	3,380	75,509
Frontier Financial Corp., Washington	5,825	202,128
Fulton Financial Corp.	35,334	746,607
German American Bancorp (d)	5,749	99,170
Glacier Bancorp, Inc.	7,295	205,573
Gold Banc Corp., Inc.	11,798	182,869
Great Southern Bancorp, Inc.	5,120	165,018
Greater Bay Bancorp	16,461	468,645
Greater Community Bancorp	4,208	60,132
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Hancock Holding Co.	9,138	$ 283,826
Hanmi Financial Corp.	5,234	167,907
Harleysville National Corp., Pennsylvania	8,050	193,442
Harrington West Financial Group, Inc.	4,000	65,920
Heritage Commerce Corp. (a)	1,497	22,575
Hibernia Corp. Class A	47,759	1,282,329
Hudson United Bancorp	12,231	442,885
IBERIABANK Corp.	2,369	133,067
Independent Bank Corp., Massachusetts	4,988	149,341
Independent Bank Corp., Michigan	6,220	160,352
Integra Bank Corp.	5,959	121,981
Interchange Financial Services Corp.	4,407	107,090
International Bancshares Corp.	17,035	561,474
Irwin Financial Corp.	8,888	228,688
Lakeland Financial Corp.	1,123	35,936
Leesport Financial Corp.	1,773	38,829
LSB Bancshares, Inc.	1,871	30,310
Main Street Banks, Inc. (d)	7,229	201,689
MainSource Financial Group, Inc.	2,652	52,589
MB Financial, Inc.	10,501	394,628
Mercantile Bankshares Corp.	24,265	1,155,014
Merchants Bancshares, Inc.	2,649	71,894
Merrill Merchants Bancshares, Inc.	2,361	53,406
Metrocorp Bancshares, Inc.	2,855	41,683
Mid-State Bancshares	8,638	210,767
Midsouth Bancorp, Inc.	1,930	65,234
Midwest Banc Holdings, Inc.	7,162	134,646
MidWestOne Financial Group, Inc.	3,499	63,507
Nara Bancorp, Inc.	10,184	207,957
National Commerce Financial Corp.	61,631	2,073,267
National Penn Bancshares, Inc. (d)	9,419	283,606
NBT Bancorp, Inc.	12,074	269,371
North Valley Bancorp	4,804	76,864
Northern States Financial Corp.	2,836	79,026
Northrim Bancorp, Inc.	936	19,937
Oak Hill Financial, Inc.	1,403	47,702
Old National Bancorp	18,131	451,643
Old Second Bancorp, Inc.	3,182	85,819
Omega Financial Corp. (d)	2,263	73,887
Oriental Financial Group, Inc.	6,294	169,875
PAB Bankshares, Inc.	1,403	16,850
Pacific Capital Bancorp	16,404	468,826
Pacific Mercantile Bancorp (a)	1,665	19,056
Park National Corp.	3,876	480,081
Peapack-Gladstone Financial Corp. (d)	4,044	129,812
Pennrock Financial Services Corp. (d)	3,762	109,662
Pennsylvania Communication Bancorp, Inc. (a)	1,590	69,960
Peoples Bancorp, Inc.	2,461	63,346
Peoples Banctrust Co., Inc.	1,053	14,595
Peoples Financial Corp., Mississippi	4,312	76,538

	Shares	Value (Note 1)
Peoples Holding Co.	2,105	$ 69,465
Popular, Inc.	83,410	2,018,522
Premier Community Bankshares, Inc.	1,057	18,498
Princeton National Bancorp, Inc.	2,512	73,853
PrivateBancorp, Inc.	7,176	211,046
Prosperity Bancshares, Inc.	8,015	207,749
Provident Bankshares Corp.	10,596	335,575
Redwood Empire Bancorp	2,730	77,259
Republic Bancorp, Inc.	21,957	322,987
Republic Bancorp, Inc. Class A	7,000	154,000
Republic First Bancorp, Inc. (a)	5,329	69,277
Riggs National Corp.	7,400	173,900
Royal Bancshares of Pennsylvania, Inc. Class A	2,385	55,451
S&T Bancorp, Inc.	8,733	306,616
S.Y. Bancorp, Inc.	3,181	75,072
Sandy Spring Bancorp, Inc.	5,359	177,919
Santander Bancorp	14,340	348,892
Savannah Bancorp, Inc. (d)	2,532	67,098
Seacoast Banking Corp., Florida	7,060	154,049
Security Bank Corp., Georgia (d)	936	31,571
Shore Bancshares, Inc.	1,029	29,481
Signature Bank, New York	8,162	217,272
Silicon Valley Bancshares (a)	10,684	399,047
Simmons First National Corp. Class A	5,718	141,864
Sky Financial Group, Inc.	32,059	787,369
South Financial Group, Inc.	21,113	600,454
Southwest Bancorp of Texas, Inc.	20,528	432,730
Southwest Bancorp, Inc., Oklahoma (d)	2,433	45,011
Southwest Georgia Financial Corp.	2,152	55,306
State Bancorp, Inc., New York	2,160	47,714
State Financial Services Corp. Class A	3,171	89,898
Sterling Bancorp, New York	5,138	144,481
Sterling Bancshares, Inc.	12,280	165,043
Sterling Financial Corp., Pennsylvania	8,217	200,906
Suffolk Bancorp	2,713	83,018
Summit Bancshares, Inc.	2,670	84,073
Summit Bank Corp., Georgia	3,888	65,707
Sun Bancorp, Inc.	1,403	31,076
Sun Bancorp, Inc., New Jersey (a)	4,721	101,974
Susquehanna Bancshares, Inc., Pennsylvania	14,446	346,704
TCF Financial Corp.	21,879	1,391,723
Texas Capital Bancshares, Inc.	2,782	47,099
Texas Regional Bancshares, Inc. Class A	14,113	412,664
The Bancorp Bank	4,825	96,500
TIB Financial Corp.	3,327	68,470
Tompkins Trustco, Inc.	3,710	166,653
Trico Bancshares	3,742	71,098
Trustco Bank Corp., New York	26,829	348,777
Trustmark Corp.	17,226	516,435
UCBH Holdings, Inc.	12,437	499,346
UMB Financial Corp.	6,353	306,532
Umpqua Holdings Corp. (d)	12,616	291,808
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Union Bankshares Corp.	1,778	$ 55,118
UnionBanCal Corp.	46,794	2,782,371
United Bankshares, Inc., West Virginia	13,187	437,281
United Community Banks, Inc., Georgia	7,965	187,974
Unizan Financial Corp.	8,507	235,219
USB Holding Co., Inc.	7,982	175,684
Valley National Bancorp	29,780	770,706
Virginia Commerce Bancorp, Inc. (a)(d)	1,988	52,384
Washington Banking Co., Oak Harbor	2,820	41,031
Washington Trust Bancorp, Inc.	4,628	114,080
WesBanco, Inc.	6,124	169,635
West Coast Bancorp, Oregon	5,542	113,833
Westamerica Bancorp.	9,388	495,123
Westbank Corp.	2,759	58,380
Westcorp	15,686	644,224
Whitney Holding Corp.	11,213	461,976
Wilmington Trust Corp., Delaware	20,072	745,474
Wintrust Financial Corp.	6,521	357,872
Yardville National Bancorp	4,169	120,651
		59,692,916
Consumer Finance - 0.6%
ACE Cash Express, Inc. (a)	2,492	68,181
Advanta Corp. Class A	7,205	161,759
AmeriCredit Corp. (a)	49,562	1,036,341
Asta Funding, Inc.	2,806	41,445
Cash America International, Inc.	10,265	237,532
CompuCredit Corp. (a)	16,436	309,161
Consumer Portfolio Services, Inc. (a)	11,918	52,916
Credit Acceptance Corp. (a)(d)	13,170	246,542
EZCORP, Inc. Class A (a)	2,928	21,316
First Cash Financial Services, Inc. (a)	5,613	107,994
First Marblehead Corp.	19,891	822,891
Metris Companies, Inc.	22,192	181,531
MoneyGram International, Inc.	25,187	420,623
Nelnet, Inc. Class A	16,655	389,227
Onyx Acceptance Corp.	1,598	24,865
Rewards Network, Inc. (a)	5,988	42,215
Student Loan Corp.	6,054	870,263
United Panam Financial Corp. (a)	5,347	82,451
WFS Financial, Inc. (a)	12,857	583,322
World Acceptance Corp. (a)	5,175	115,558
		5,816,133
Diversified Financial Services - 0.8%
Alliance Capital Management Holding LP (d)	24,003	822,583
Ampal-American Israel Corp. Class A (a)	4,585	14,901
California First National Bancorp	4,060	52,415
CapitalSource, Inc. (d)	33,893	691,078
Catskill Litigation Trust (d)	1,036	0

	Shares	Value (Note 1)
Chicago Mercantile Exchange Holdings, Inc. Class A	10,287	$ 1,369,508
CIT Group, Inc.	64,423	2,302,478
Encore Capital Group, Inc. (a)	7,962	134,399
eSpeed, Inc. Class A (a)	9,345	93,450
Financial Federal Corp. (a)	6,843	227,598
Finova Group, Inc. (a)	22,736	1,819
First Albany Companies, Inc.	2,377	20,727
GATX Corp.	14,867	400,963
Instinet Group, Inc. (a)	98,217	485,192
Leucadia National Corp.	21,470	1,159,380
Medallion Financial Corp.	7,298	62,033
MicroFinancial, Inc. (a)	5,166	18,081
NCP Litigation Trust	200	0
Newtek Business Services, Inc. (a)	5,503	20,526
Winfield Capital Corp. (a)	1,100	363
		7,877,494
Insurance - 7.1%
21st Century Holding Co. (d)	1,198	17,671
21st Century Insurance Group	30,986	404,987
Alfa Corp.	24,569	340,281
Allmerica Financial Corp. (a)	16,764	486,156
American Equity Investment Life Holding Co.	6,620	60,573
American Financial Group, Inc., Ohio	21,860	643,777
American Independence Corp. (a)	3,087	46,799
American Medical Securities Group, Inc. (a)	5,332	120,183
American National Insurance Co.	8,135	772,825
American Physicians Capital, Inc. (a)	2,331	64,056
AmerUs Group Co. (d)	11,907	474,613
Arch Capital Group Ltd. (a)	11,684	427,634
Argonaut Group, Inc. (a)	10,622	194,807
Arthur J. Gallagher & Co.	28,384	904,314
Assurant, Inc.	41,833	1,110,248
Atlantic American Corp. (a)	10,720	32,160
Baldwin & Lyons, Inc. Class B (d)	3,866	97,732
Berkshire Hathaway, Inc. Class A (a)	359	31,232,928
Bristol West Holdings, Inc.	9,584	158,424
Brown & Brown, Inc.	19,917	894,273
Ceres Group, Inc. (a)	14,502	78,456
Citizens, Inc. Class A (a)(d)	9,317	55,902
Clark, Inc. (a)	7,815	105,112
CNA Financial Corp. (a)	78,816	1,899,466
CNA Surety Corp. (a)	18,682	194,293
Commerce Group, Inc., Massachusetts	10,228	490,433
Conseco, Inc. (a)	46,389	788,613
Cotton States Life Insurance Co.	4,485	87,458
Crawford & Co. Class B	11,783	59,033
Danielson Holding Corp. (a)	20,256	121,536
Delphi Financial Group, Inc. Class A	9,443	371,299
Donegal Group, Inc. Class B	4,339	81,356
EMC Insurance Group	3,511	65,480
Erie Indemnity Co. Class A	18,586	924,468
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
FBL Financial Group, Inc. Class A	8,164	$ 211,039
Fidelity National Financial, Inc.	51,831	1,951,437
First Acceptance Corp. (a)	5,422	37,466
First American Corp., California	25,231	730,942
FPIC Insurance Group, Inc. (a)(d)	2,113	50,522
Gainsco, Inc. (a)	2,400	1,920
Genworth Financial, Inc. Class A	149,712	3,402,954
Great American Financial Resources, Inc.	16,321	258,361
Harleysville Group, Inc.	11,446	227,318
HCC Insurance Holdings, Inc.	19,244	560,000
Hilb Rogal & Hobbs Co.	12,917	439,695
Horace Mann Educators Corp.	15,770	267,617
Independence Holding Co.	5,623	106,781
Infinity Property & Casualty Corp.	6,681	183,193
Investors Title Co.	1,641	48,098
Kansas City Life Insurance Co.	3,631	147,705
LandAmerica Financial Group, Inc.	7,173	308,726
Markel Corp. (a)	2,962	870,384
Meadowbrook Insurance Group, Inc. (a)	9,169	43,461
Mercer Insurance Group, Inc.	5,069	60,575
Merchants Group, Inc.	2,177	52,248
Mercury General Corp.	16,268	815,840
National Security Group, Inc.	2,778	64,450
National Western Life Insurance Co. Class A (a)	890	140,291
Nationwide Financial Services, Inc. Class A (sub. vtg.)	17,481	608,164
Navigators Group, Inc. (a)	5,206	152,223
Nymagic, Inc.	2,755	63,696
Odyssey Re Holdings Corp. (d)	19,211	421,489
Ohio Casualty Corp. (a)	18,985	382,548
Old Republic International Corp.	55,694	1,311,594
Penn Treaty American Corp. (a)(d)	3,930	7,310
Penn-America Group, Inc.	6,108	79,770
Philadelphia Consolidated Holding Corp. (a)	7,109	378,625
Phoenix Companies, Inc.	30,221	318,227
PMA Capital Corp. Class A	7,234	51,000
Presidential Life Corp.	7,480	131,274
ProAssurance Corp. (a)	8,704	293,847
Protective Life Corp.	19,873	777,630
Quotesmith.com, Inc. (a)	779	4,246
Reinsurance Group of America, Inc.	19,806	789,269
RLI Corp.	7,564	279,792
RTW, Inc. (a)	655	4,258
Safety Insurance Group, Inc.	3,493	74,750
SCPIE Holding, Inc.	1,965	17,567
Selective Insurance Group, Inc.	8,517	294,092
StanCorp Financial Group, Inc.	8,393	608,493
State Auto Financial Corp.	10,052	302,465
Stewart Information Services Corp.	5,144	187,962

	Shares	Value (Note 1)
The Midland Co.	5,577	$ 149,575
Transatlantic Holdings, Inc.	20,455	1,110,707
Triad Guaranty, Inc. (a)	4,388	244,412
UICI	15,685	436,200
Unico American Corp. (a)	2,607	16,424
United Fire & Casualty Co.	2,752	166,771
Unitrin, Inc.	19,769	829,310
Universal American Financial Corp. (a)	18,355	209,431
USI Holdings Corp. (a)	16,821	216,318
Vesta Insurance Group, Inc.	11,476	54,626
W.R. Berkley Corp.	25,445	1,027,469
Wesco Financial Corp.	2,138	739,748
Zenith National Insurance Corp.	6,312	272,805
		67,802,456
Real Estate - 7.6%
Acadia Realty Trust (SBI)	9,701	142,120
Affordable Residential Communties, Inc.	10,886	168,733
Agree Realty Corp.	3,217	88,114
Alexanders, Inc. (a)	1,412	273,716
Alexandria Real Estate Equities, Inc.	5,540	358,992
AMB Property Corp. (SBI)	25,523	953,284
American Financial Realty Trust (SBI)	32,855	461,613
American Home Mortgage Investment Corp.	9,380	255,324
American Land Lease, Inc.	4,333	83,194
American Mortgage Acceptance Co.	4,770	73,363
American Real Estate Partners LP (a)	11,925	259,369
American Realty Investments, Inc. (a)(d)	1,965	17,253
AmeriVest Properties, Inc.	10,370	68,649
AMLI Residential Properties Trust (SBI)	5,695	177,115
Annaly Mortgage Management, Inc.	35,626	635,924
Anthracite Capital, Inc.	18,714	216,147
Anworth Mortgage Asset Corp.	14,266	159,779
Archstone-Smith Trust (d)	58,864	1,839,500
Arden Realty, Inc.	18,308	601,052
Ashford Hospitality Trust, Inc.	9,263	79,662
Associated Estates Realty Corp.	8,335	78,099
AvalonBay Communities, Inc.	22,052	1,331,941
Avatar Holdings, Inc. (a)(d)	2,519	109,048
Bedford Property Investors, Inc.	5,143	158,919
Bluegreen Corp. (a)	12,202	143,374
BNP Residential Properties, Inc.	5,592	72,696
BNS Co. Class A (a)	20	129
Boston Properties, Inc.	32,918	1,826,291
Boykin Lodging Co. (a)	7,111	59,519
Brandywine Realty Trust (SBI)	11,912	352,595
BRE Properties, Inc. Class A	15,457	577,628
BRT Realty Trust	3,818	78,460
California Coastal Communities, Inc. (a)	3,836	76,682
Camden Property Trust (SBI)	12,891	606,908
Capital Automotive (SBI)	13,060	403,162
Capital Trust, Inc. Class A	3,892	104,889
Capstead Mortgage Corp. (d)	5,005	70,470
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
CarrAmerica Realty Corp.	17,427	$ 581,016
Catellus Development Corp.	29,497	804,383
CB Richard Ellis Group, Inc. Class A	21,079	410,830
CBL & Associates Properties, Inc.	8,424	514,538
Cedar Shopping Centers, Inc.	8,757	118,657
CenterPoint Properties Trust (SBI)	13,534	569,240
Chelsea Property Group, Inc.	13,147	884,136
Colonial Properties Trust (SBI)	9,843	398,149
Commercial Net Lease Realty, Inc.	14,690	262,217
Consolidated-Tomoka Land Co.	2,587	93,158
Cornerstone Realty Income Trust, Inc.	19,372	185,971
Corporate Office Properties Trust (SBI)	12,217	323,140
Correctional Properties Trust	4,134	110,585
Cousins Properties, Inc.	14,465	520,740
Crescent Real Estate Equities Co.	33,648	537,359
Criimi Mae, Inc. (a)	4,835	63,339
CRT Properties, Inc.	8,939	199,518
Developers Diversified Realty Corp.	32,714	1,233,645
Duke Realty Corp.	41,984	1,427,456
Eastgroup Properties, Inc.	6,804	229,635
Entertainment Properties Trust (SBI)	7,826	292,301
Equity Inns, Inc.	18,329	175,042
Equity One, Inc.	25,386	503,151
Essex Property Trust, Inc.	7,077	521,929
Falcon Financial Investment Trust	8,876	68,345
Federal Realty Investment Trust (SBI)	17,160	778,721
FelCor Lodging Trust, Inc. (a)	21,248	248,814
First Industrial Realty Trust, Inc.	12,514	500,560
First Union Real Estate Equity & Mortgage Investments (SBI) (a)	1,011	3,013
Forest City Enterprises, Inc. Class A (d)	14,386	796,841
Friedman, Billings, Ramsey Group, Inc. Class A	41,268	777,902
Gables Residential Trust (SBI)	8,660	288,032
General Growth Properties, Inc.	68,416	2,064,111
Getty Realty Corp.	6,845	171,878
Gladstone Commercial Corp.	1,684	27,466
Glenborough Realty Trust, Inc.	10,513	215,306
Glimcher Realty Trust	12,340	312,696
Global Signal, Inc.	15,167	333,674
Grubb & Ellis Co. (a)	700	2,800
Health Care Property Investors, Inc.	41,000	1,039,350
Health Care REIT, Inc.	14,451	491,334
Healthcare Realty Trust, Inc.	14,536	548,734
Heritage Property Investment Trust, Inc.	15,739	457,375
Highland Hospitality Corp.	10,768	121,355
Highwoods Properties, Inc. (SBI)	19,350	476,010
Home Properties of New York, Inc.	10,081	406,567
Hospitality Properties Trust (SBI)	19,424	814,837
Host Marriott Corp. (a)	102,418	1,367,280
HRPT Properties Trust (SBI)	58,385	629,390

	Shares	Value (Note 1)
Humphrey Hospitality Trust, Inc.	13,197	$ 52,656
Impac Mortgage Holdings, Inc.	22,578	582,738
Innkeepers USA Trust (SBI)	9,927	114,558
Investors Real Estate Trust	13,855	139,243
iStar Financial, Inc.	33,276	1,339,026
Jones Lang LaSalle, Inc. (a)	11,438	373,451
Kennedy-Wilson, Inc. (a)	8,421	61,894
Kilroy Realty Corp.	9,368	354,579
Kimco Realty Corp.	34,523	1,737,197
Kramont Realty Trust	8,135	150,335
LaSalle Hotel Properties (SBI)	9,386	265,061
Levitt Corp. Class A	3,445	77,547
Lexington Corporate Properties Trust	17,801	376,669
Liberty Property Trust (SBI)	25,677	1,038,891
LNR Property Corp.	5,707	357,258
LTC Properties, Inc.	6,965	124,813
Mack-Cali Realty Corp.	17,518	792,865
Maguire Properties, Inc.	12,548	308,681
Manufactured Home Communities, Inc.	6,721	224,952
MeriStar Hospitality Corp. (a)	24,705	142,301
MFA Mortgage Investments, Inc.	19,963	185,856
Mid-America Apartment Communities, Inc.	6,522	258,597
Mission West Properties, Inc.	4,491	45,269
Monmouth Real Estate Investment Corp. Class A (d)	9,627	79,230
National Health Investors, Inc.	10,652	307,204
National Health Realty, Inc.	2,339	47,575
Nationwide Health Properties, Inc.	22,717	461,155
New Plan Excel Realty Trust	28,558	734,512
Newcastle Investment Corp. (a)	11,246	340,416
Novastar Financial, Inc. (d)	7,825	314,878
Omega Healthcare Investors, Inc.	19,626	200,185
One Liberty Properties, Inc.	4,885	88,858
Orleans Homebuilders, Inc. (a)	4,454	97,676
Pan Pacific Retail Properties, Inc.	11,930	636,943
Parkway Properties, Inc.	3,344	158,004
Pennsylvania Real Estate Investment Trust (SBI)	13,060	499,676
PMC Commercial Trust	6,561	92,248
Post Properties, Inc.	10,226	310,870
Prentiss Properties Trust (SBI)	15,783	579,394
Price Legacy Corp.	1,637	30,776
Prime Group Realty Trust (SBI) (a)	5,583	32,046
PS Business Parks, Inc.	6,145	244,264
Public Storage, Inc.	40,077	2,037,915
RAIT Investment Trust (SBI)	9,443	254,017
Ramco-Gershenson Properties Trust (SBI)	4,927	133,128
Rayonier, Inc.	15,050	697,869
Realty Income Corp.	11,137	491,253
Reckson Associates Realty Corp.	18,417	541,460
Redwood Trust, Inc.	6,091	359,734
Regency Centers Corp.	18,180	836,280
Saul Centers, Inc. (d)	5,254	174,696
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Senior Housing Properties Trust (SBI)	16,034	$ 280,595
Shurgard Storage Centers, Inc. Class A (d)	14,185	565,982
Sizeler Property Investors, Inc.	6,607	56,093
SL Green Realty Corp.	11,391	569,550
Sovran Self Storage, Inc.	3,932	155,904
Summit Properties, Inc.	9,604	260,845
Sun Communities, Inc.	5,587	217,893
Tanger Factory Outlet Centers, Inc.	3,570	157,437
Tarragon Realty Investors, Inc. (a)(d)	3,041	41,449
Taubman Centers, Inc.	15,880	409,228
Tejon Ranch Co. (a)	5,055	188,501
The Macerich Co.	17,383	947,374
The Mills Corp.	14,705	749,073
The Rouse Co.	31,881	2,118,492
The St. Joe Co.	23,222	1,123,945
Thornburg Mortgage, Inc. (SBI)	23,647	688,128
Town & Country Trust	5,645	143,327
Trammell Crow Co. (a)	13,558	180,050
Transcontinental Realty Investors, Inc. (a)	1,497	19,386
Trizec Properties, Inc.	49,789	841,434
U.S. Restaurant Properties, Inc.	9,200	152,904
United Capital Corp.	2,068	41,567
United Dominion Realty Trust, Inc. (SBI)	41,928	890,131
United Mobile Homes, Inc.	4,453	63,678
Universal Health Realty Income Trust (SBI)	4,250	124,483
Urstadt Biddle Properties, Inc.	5,274	80,270
Urstadt Biddle Properties, Inc. Class A	7,176	108,501
Ventas, Inc.	25,102	686,540
Vornado Operating Co. (a)	81	24
Vornado Realty Trust	37,491	2,352,935
W.P. Carey & Co. LLC	8,724	269,746
Washington Real Estate Investment Trust (SBI)	10,818	328,110
Weingarten Realty Investors (SBI)	24,644	828,531
Wellsford Real Properties, Inc. (a)	2,805	41,514
Windrose Medical Properties Trust	4,662	59,068
Winston Hotels, Inc.	7,234	73,859
		72,569,485
Thrifts & Mortgage Finance - 3.3%
Aames Financial Corp. (a)	1,722	4,822
Accredited Home Lenders Holding Co. (a)	6,518	259,221
AmNet Mortgage, Inc. (a)	2,155	16,809
Anchor BanCorp Wisconsin, Inc.	6,668	168,034
Astoria Financial Corp.	23,627	858,605
Bank Mutual Corp.	24,158	275,643
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	16,540	292,923
BankUnited Financial Corp. Class A (a)	11,478	324,598
BCSB Bankcorp, Inc.	4,872	73,470

	Shares	Value (Note 1)
Berkshire Bancorp, Inc.	1,110	$ 17,416
Berkshire Hills Bancorp, Inc.	1,216	45,418
BostonFed Bancorp, Inc.	1,580	65,791
Brookline Bancorp, Inc., Delaware	18,167	275,048
Camco Financial Corp.	1,029	15,538
Capital Crossing Bank (a)	2,400	56,040
Capital Title Group, Inc.	3,610	16,426
Capitol Federal Financial	23,554	796,125
CFS Bancorp, Inc.	5,521	74,257
Charter Financial Corp.	7,698	251,648
Charter Municipal Mortgage Acceptance Co.	14,193	300,040
Chesterfield Financial Corp.	2,920	90,520
Citizens First Bancorp, Inc.	3,754	79,397
Citizens South Banking Corp.	1,310	17,030
City Bank Lynnwood	2,339	76,719
Clifton Savings Bancorp, Inc.	8,458	97,267
Coastal Financial Corp.	7,695	107,884
Commercial Capital Bancorp, Inc.	18,645	404,037
Commercial Federal Corp.	11,972	326,476
Corus Bankshares, Inc.	9,615	412,195
Delta Financial Corp.	3,088	18,929
Dime Community Bancorp, Inc.	11,845	196,982
Doral Financial Corp.	32,965	1,340,687
Downey Financial Corp.	7,401	398,692
E-Loan, Inc. (a)	14,052	29,931
EFC Bancorp, Inc.	3,214	81,957
ESB Financial Corp.	5,932	77,413
Farmer Mac Class A (multi-vtg.) (a)	3,846	67,382
FFLC Bancorp, Inc.	1,216	32,844
Fidelity Bankshares, Inc.	4,808	173,617
First Busey Corp. (d)	9,363	177,242
First Defiance Financial Corp.	3,003	78,438
First Federal Bancshares of Arkansas, Inc.	3,747	75,877
First Federal Bankshares, Inc.	2,907	67,471
First Federal Capital Corp.	6,497	192,896
First Financial Holdings, Inc.	3,993	120,988
First Financial Service Corp.	561	14,406
First Mutual Bancshares, Inc.	871	20,904
First Niagara Financial Group, Inc.	26,764	336,959
First Place Financial Corp.	5,230	98,324
FirstFed Financial Corp., Delaware (a)	5,165	235,524
Flagstar Bancorp, Inc.	19,250	415,608
Flushing Financial Corp.	7,219	130,447
FMS Financial Corp.	1,116	18,514
Franklin Bank Corp.	9,733	154,949
Fremont General Corp.	25,416	512,387
FSF Financial Corp.	2,192	75,295
Greater Delaware Valley Savings Bank	749	21,347
Greenpoint Financial Corp.	41,765	1,839,748
Harbor Florida Bancshares, Inc.	7,225	225,998
Heritage Financial Corp., Washington	3,933	79,643
HMN Financial, Inc.	2,852	75,578
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Home Federal Bancorp	2,558	$ 64,973
Horizon Financial Corp.	2,058	39,514
Hudson City Bancorp, Inc.	59,581	2,039,458
Hudson River Bancorp, Inc.	9,604	171,047
Independence Community Bank Corp.	26,482	1,039,154
IndyMac Bancorp, Inc.	16,225	559,763
ITLA Capital Corp. (a)	2,116	89,761
Jefferson Bancshares, Inc., Tennessee	5,738	74,307
KNBT Bancorp, Inc.	8,121	137,326
Lincoln Bancorp	3,496	64,641
LSB Corp.	3,904	72,224
MAF Bancorp., Inc.	9,588	401,066
MASSBANK Corp.	1,965	70,740
Matrix Bancorp, Inc. (a)	1,659	18,266
MutualFirst Financial, Inc.	2,603	59,869
NASB Financial, Inc.	3,384	124,362
NetBank, Inc.	18,817	200,213
New Century Financial Corp. (d)	11,069	593,741
New York Community Bancorp, Inc.	85,400	1,823,290
NewAlliance Bancshares, Inc.	36,680	502,516
NewMil Bancorp, Inc.	3,195	91,984
Northwest Bancorp, Inc.	14,499	311,149
OceanFirst Financial Corp.	4,849	110,703
Ocwen Financial Corp. (a)(d)	23,396	211,968
Pamrapo Bancorp, Inc.	2,874	64,372
Parkvale Financial Corp.	2,919	73,997
Partners Trust Financial Group, Inc.	20,895	209,159
Pennfed Financial Services, Inc.	3,081	90,890
People's Bank, Connecticut	29,475	972,380
Peoples Bancorp, Auburn	3,388	73,520
PFF Bancorp, Inc.	5,109	188,522
PFS Bancorp, Inc.	2,339	49,821
PHSB Financial Corp.	3,087	82,269
Pocahontas Bancorp, Inc.	2,049	34,628
Provident Bancorp, Inc., Delaware	17,148	192,915
Provident Financial Holdings, Inc.	3,631	86,418
Provident Financial Services, Inc.	22,324	398,707
Pulaski Financial Corp. (d)	4,300	77,830
PVF Capital Corp.	5,130	76,950
Quaker City Bancorp, Inc.	2,484	136,620
R&G Financial Corp. Class B	8,925	308,627
Radian Group, Inc.	28,872	1,279,030
Rainier Pacific Financial Group, Inc.	3,186	58,463
Riverview Bancorp, Inc.	3,465	70,721
Saxon Capital, Inc. (a)	9,675	243,326
Sound Federal Bancorp, Inc.	2,713	39,121
Sterling Financial Corp., Washington (a)	5,550	184,038
TF Financial Corp.	1,778	48,895
The PMI Group, Inc.	28,849	1,198,099
Timberland Bancorp, Inc.	2,387	54,304
United Community Financial Corp., Ohio	10,580	118,284

	Shares	Value (Note 1)
W Holding Co., Inc.	33,733	$ 598,423
Warwick Community Bancorp, Inc. (d)	1,578	51,255
Washington Federal, Inc.	22,327	575,144
Waypoint Financial Corp.	10,224	281,671
Webster Financial Corp.	15,587	766,880
Westfield Financial, Inc.	4,996	110,212
Willow Grove Bancorp, Inc.	4,975	82,187
Woronoco Bancorp, Inc.	2,212	86,334
WSFS Financial Corp.	2,718	136,036
		31,158,457
TOTAL FINANCIALS		257,760,323
HEALTH CARE - 11.1%
Biotechnology - 3.5%
Aastrom Biosciences, Inc. (a)(d)	14,596	13,574
Abgenix, Inc. (a)	28,950	288,053
Aclara BioSciences, Inc. (a)	9,731	34,642
Affymetrix, Inc. (a)	19,682	547,160
Albany Molecular Research, Inc. (a)	10,983	114,663
Alexion Pharmaceuticals, Inc. (a)	7,240	118,446
Alkermes, Inc. (a)	28,880	306,994
Alliance Pharmaceutical Corp. (a)(d)	2,080	582
Allos Therapeutics, Inc. (a)(d)	6,613	13,292
Amylin Pharmaceuticals, Inc. (a)	29,608	585,942
Anadys Pharmaceuticals, Inc.	9,204	61,943
AP Pharma, Inc. (a)	17,810	21,728
Aphton Corp. (a)(d)	5,895	23,285
Applera Corp. - Celera Genomics Group (a)	23,894	257,338
Arena Pharmaceuticals, Inc. (a)(d)	7,579	31,377
ARIAD Pharmaceuticals, Inc. (a)	21,808	103,806
ArQule, Inc. (a)	7,298	35,906
Array Biopharma, Inc. (a)	13,440	91,392
Avant Immunotherapeutics, Inc. (a)	18,683	34,003
AVAX Technologies, Inc. (a)	4,900	466
AVI BioPharma, Inc. (a)(d)	7,485	20,509
Avigen, Inc. (a)(d)	5,520	19,706
Axonyx, Inc. (a)(d)	15,192	64,566
BioCryst Pharmaceuticals, Inc. (a)	5,707	33,614
BioMarin Pharmaceutical, Inc. (a)	24,260	146,530
Biopure Corp. Class A (a)(d)	9,667	5,414
BioSource International, Inc. (a)	3,368	22,667
BioSphere Medical, Inc. (a)	4,678	15,297
BioTime, Inc. (a)(d)	500	605
Caliper Life Sciences, Inc. (a)	5,988	38,203
Calypte Biomedical Corp. (a)(d)	656	269
Cel-Sci Corp. (a)	5,333	3,360
Celgene Corp. (a)(d)	24,554	1,393,440
Cell Genesys, Inc. (a)	11,794	97,772
Cell Therapeutics, Inc. (a)(d)	22,072	125,148
Cephalon, Inc. (a)	17,306	813,555
Cepheid, Inc. (a)	18,560	142,912
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Charles River Laboratories International, Inc. (a)	14,868	$ 647,501
Ciphergen Biosystems, Inc. (a)	8,010	31,640
Connetics Corp. (a)	10,908	279,790
CorAutus Genetics, Inc. (a)(d)	2,623	13,587
Corgentech, Inc.	4,568	61,622
Corixa Corp. (a)(d)	17,568	80,988
Covalent Group, Inc. (a)	7,298	18,975
Critical Therapeutics, Inc.	7,164	39,259
Cryo-Cell International, Inc. (a)	6,550	15,065
Cubist Pharmaceuticals, Inc. (a)	13,808	108,669
CuraGen Corp. (a)(d)	15,692	81,912
Curis, Inc. (a)	10,011	40,044
CV Therapeutics, Inc. (a)	10,443	133,984
Cytogen Corp. (a)	2,683	27,715
Cytokinetics, Inc.	8,459	81,968
CytRx Corp. (a)(d)	8,702	9,833
Dendreon Corp. (a)	22,297	219,180
Digene Corp. (a)	7,756	194,288
Diversa Corp. (a)	14,786	118,288
DOV Pharmaceutical, Inc. (a)(d)	3,823	60,021
DUSA Pharmaceuticals, Inc. (a)(d)	9,863	110,564
Dyax Corp. (a)	9,263	73,548
Embrex, Inc. (a)	1,225	15,545
Encysive Pharmaceuticals, Inc. (a)	20,520	162,108
EntreMed, Inc. (a)(d)	6,269	8,589
Enzo Biochem, Inc. (a)	9,290	128,202
Enzon Pharmaceuticals, Inc. (a)	13,458	187,335
Epimmune, Inc. (a)(d)	6,362	8,461
Exact Sciences Corp. (a)	5,146	24,701
eXegenics, Inc. (a)	5,893	3,424
Exelixis, Inc. (a)	28,791	224,570
Eyetech Pharmaceuticals, Inc. (d)	12,512	434,417
Gen-Probe, Inc. (a)	15,473	558,575
Genaera Corp. (a)	20,058	67,796
Genaissance Pharmaceuticals, Inc. (a)	14,494	44,786
Gene Logic, Inc. (a)	7,441	25,597
Genelabs Technologies, Inc. (a)	38,267	91,841
Genencor International, Inc. (a)	22,586	360,473
Genentech, Inc. (a)	165,118	8,054,456
Genitope Corp.	5,389	49,363
Genta, Inc. (a)	25,757	67,226
GenVec, Inc. (a)	10,563	24,612
Geron Corp. (a)(d)	10,465	60,697
GlycoGenesys, Inc. (a)(d)	13,282	6,243
GTC Biotherapeutics, Inc. (a)(d)	4,398	8,752
Harvard Bioscience, Inc. (a)	8,617	42,396
Hemispherx Biopharma, Inc. (a)(d)	10,059	23,940
Human Genome Sciences, Inc. (a)	43,454	468,000
Icoria, Inc. (a)	5,801	2,842

	Shares	Value (Note 1)
ICOS Corp. (a)(d)	19,681	$ 513,477
Idenix Pharmaceuticals, Inc. (d)	1,590	20,288
Ilex Oncology, Inc. (a)	14,687	366,294
ImClone Systems, Inc. (a)	23,265	1,239,559
Immtech International, Inc. (a)(d)	2,377	22,486
Immune Response Corp. (a)(d)	5,029	3,973
Immunicon Corp.	7,192	63,649
ImmunoGen, Inc. (a)	10,199	51,913
Immunomedics, Inc. (a)(d)	11,508	32,337
Incyte Corp. (a)	22,893	156,359
Indevus Pharmaceuticals, Inc. (a)(d)	18,476	126,930
Insmed, Inc. (a)(d)	10,199	17,746
Interleukin Genetics, Inc. (a)(d)	6,973	22,662
InterMune, Inc. (a)	9,193	94,964
Introgen Therapeutics, Inc. (a)(d)	5,863	39,458
Invitrogen Corp. (a)	15,361	760,370
Isis Pharmaceuticals, Inc. (a)	19,155	114,930
Kendle International, Inc. (a)	4,210	26,818
Kosan Biosciences, Inc. (a)	8,015	51,937
La Jolla Pharmaceutical Co. (a)	13,815	47,385
Lexicon Genetics, Inc. (a)	22,319	135,030
LifeCell Corp. (a)	6,094	50,215
Ligand Pharmaceuticals, Inc. Class B (a)(d)	26,009	255,668
Lipid Sciences, Inc. (a)(d)	6,973	27,892
Luminex Corp. (a)	7,579	56,160
Lynx Therapeutics, Inc. (a)(d)	1,002	1,683
Manhattan Pharmaceuticals, Inc. (a)(d)	9,897	8,808
Martek Biosciences (a)	10,264	548,098
Matritech, Inc. (a)(d)	9,731	11,288
Maxim Pharmaceuticals, Inc. (a)(d)	8,042	54,444
Maxygen, Inc. (a)	12,092	118,018
Medarex, Inc. (a)(d)	24,975	142,108
Memory Pharmaceuticals Corp.	6,681	47,896
Millennium Pharmaceuticals, Inc. (a)	95,095	1,130,680
Myogen, Inc. (d)	7,818	45,352
Myriad Genetics, Inc. (a)	7,069	114,730
Nabi Biopharmaceuticals (a)	17,931	209,434
Nanogen, Inc. (a)(d)	8,684	36,299
Neogen Corp. (a)	2,838	54,915
Neopharm, Inc. (a)	8,402	47,639
NeoRX Corp. (a)(d)	5,171	11,118
Neose Technologies, Inc. (a)	9,641	69,608
Neurobiological Tech, Inc. (a)(d)	4,585	17,377
Neurocrine Biosciences, Inc. (a)	11,235	559,166
Neurogen Corp. (a)	10,550	72,373
Northfield Laboratories, Inc. (a)(d)	4,865	63,245
Northwest Biotherapeutics, Inc. (a)	2,800	112
Novavax, Inc. (a)(d)	14,561	48,779
NPS Pharmaceuticals, Inc. (a)	10,974	230,454
Nuvelo, Inc. (a)(d)	14,069	125,355
ONYX Pharmaceuticals, Inc. (a)	9,914	368,206
OraSure Technologies, Inc. (a)	16,097	100,928
Orchid BioSciences, Inc. (a)	6,096	50,231
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Ortec International, Inc. (a)	20	$ 38
Oscient Pharmaceuticals Corp. (a)(d)	17,639	74,260
OSI Pharmaceuticals, Inc. (a)	12,690	756,197
OSI Pharmaceuticals, Inc. contingent value rights 12/31/03 (a)	8,400	0
OXiGENE, Inc. (a)(d)	3,532	19,991
Peregrine Pharmaceuticals, Inc. (a)	40,127	58,184
Pharmacopeia Drug Discovery, Inc. (a)	2,994	15,748
Pharmacyclics, Inc. (a)	5,240	54,548
Pharmion Corp.	7,673	377,281
PRAECIS Pharmaceuticals, Inc. (a)	13,006	30,564
Progenics Pharmaceuticals, Inc. (a)	5,689	60,076
Protein Design Labs, Inc. (a)	31,103	570,118
Regeneron Pharmaceuticals, Inc. (a)	15,683	139,736
Repligen Corp. (a)	7,531	12,803
Rigel Pharmaceuticals, Inc. (a)	5,282	108,809
Sangamo Biosciences, Inc. (a)	5,746	25,225
Savient Pharmaceuticals, Inc. (a)	19,114	41,860
SciClone Pharmaceuticals, Inc. (a)	14,063	55,127
Seattle Genetics, Inc. (a)	19,175	122,145
Sequenom, Inc. (a)	10,320	10,217
Seracare Life Sciences, Inc. (a)	5,802	67,883
Serologicals Corp. (a)	10,465	219,137
SIGA Technologies, Inc. (a)	5,146	7,925
Sirna Therapeutics, Inc. (a)(d)	9,668	28,134
Sonus Pharmaceuticals, Inc. (a)(d)	4,772	16,797
Spectrum Pharmaceuticals, Inc. (a)(d)	284	1,812
StemCells, Inc. (a)(d)	15,000	22,800
Stratagene Corp. (a)	1,955	13,879
Strategic Diagnostics, Inc. (a)	3,743	10,031
Tanox, Inc. (a)	12,496	206,809
Tapestry Pharmaceuticals, Inc. (a)	6,737	7,950
Targeted Genetics Corp. (a)	17,490	22,387
Techne Corp. (a)	13,799	534,573
Telik, Inc. (a)	15,951	302,112
Third Wave Technologies, Inc. (a)	10,841	54,639
Titan Pharmaceuticals, Inc. (a)	11,415	29,108
Transgenomic, Inc. (a)	4,398	4,882
Transkaryotic Therapies, Inc. (a)	10,696	168,462
Trimeris, Inc. (a)(d)	6,241	75,142
Unigene Laboratories, Inc. (a)(d)	10,479	8,907
United Therapeutics Corp. (a)	8,243	244,900
V.I. Technologies, Inc. (a)(d)	13,842	12,319
Valentis, Inc. (a)(d)	148	845
Vertex Pharmaceuticals, Inc. (a)	27,097	263,654
Vical, Inc. (a)	4,304	21,004
Vicuron Pharmaceuticals, Inc. (a)	18,901	282,381
Vion Pharmaceuticals, Inc. (a)(d)	8,327	29,311
Viragen, Inc. (a)(d)	2,058	2,181
ViroLogic, Inc. (a)(d)	11,976	20,838
ViroPharma, Inc. (a)(d)	9,450	20,318

	Shares	Value (Note 1)
XOMA Ltd. (a)	31,255	$ 77,512
Zymogenetics, Inc. (a)	19,085	285,512
		33,415,462
Health Care Equipment & Supplies - 2.7%
Abaxis, Inc. (a)	6,763	101,783
Abiomed, Inc. (a)(d)	7,205	70,177
Advanced Magnetics, Inc. (a)(d)	1,558	22,591
Advanced Medical Optics, Inc. (a)(d)	9,639	358,764
Advanced Neuromodulation Systems, Inc. (a)	5,789	169,733
AeroGen, Inc. (a)(d)	1,834	4,420
Aksys Ltd. (a)(d)	7,205	39,123
Align Technology, Inc. (a)	19,490	298,587
American Medical Systems Holdings, Inc. (a)	9,991	315,316
Analogic Corp.	4,867	200,666
Angeion Corp. (a)	2	3
Anika Therapeutics, Inc. (a)	1,029	13,418
Animas Corp. (d)	4,745	78,577
Applied Imaging Corp. (a)	7,392	5,840
Aradigm Corp. (a)(d)	18,327	15,028
Arrow International, Inc.	13,798	389,794
Arthrocare Corp. (a)(d)	7,253	174,072
Aspect Medical Systems, Inc. (a)	7,501	120,016
ATS Medical, Inc. (a)(d)	6,269	22,756
Avitar, Inc. (a)(d)	2,400	168
Beckman Coulter, Inc.	18,137	1,011,863
Bio-Rad Laboratories, Inc. Class A (a)	8,390	422,353
BioLase Technology, Inc. (d)	9,270	88,158
Biosite, Inc. (a)(d)	4,275	202,421
BioVeris Corp. (a)	7,558	54,493
Boston Biomedica, Inc. (a)	4,865	15,811
Bruker BioSciences Corp. (a)	29,315	104,655
Cambridge Heart, Inc. (a)	1,200	480
Candela Corp. (a)	6,482	64,690
Cantel Medical Corp. (a)	4,109	111,970
Cardiac Science, Inc. (a)	21,052	41,051
Cardima, Inc. (a)	12,725	5,726
Cardiodynamics International Corp. (a)	13,842	71,563
Cardiogenesis Corp. (a)(d)	2,780	1,696
Cardiotech International, Inc. (a)(d)	3,688	11,728
Cerus Corp. (a)	5,687	12,227
Cholestech Corp. (a)	3,743	26,987
Chromavision Medical Systems, Inc. (a)(d)	8,140	8,466
Closure Medical Corp. (a)	4,341	81,698
CNS., Inc.	5,283	53,622
Compex Technologies, Inc. (a)	2,466	13,144
Conceptus, Inc. (a)(d)	11,964	110,428
CONMED Corp. (a)	9,724	237,752
Cooper Companies, Inc.	8,987	520,797
CTI Molecular Imaging, Inc. (a)	13,668	128,343
Curon Medical, Inc. (a)(d)	10,105	9,600
Cyberonics, Inc. (a)(d)	6,881	117,803
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cygnus, Inc. (a)(d)	9,600	$ 864
Cytyc Corp. (a)	36,077	864,405
Dade Behring Holdings, Inc. (a)	14,655	770,413
Datascope Corp.	5,092	183,719
DENTSPLY International, Inc.	23,853	1,215,310
Diagnostic Products Corp.	8,607	347,895
Diametrics Medical, Inc. (a)(d)	4,600	920
Digirad Corp.	4,978	45,549
DJ Orthopedics, Inc. (a)	9,063	192,498
E-Z-EM, Inc.	3,324	56,408
Edwards Lifesciences Corp. (a)	18,183	642,042
Encore Medical Corp. (a)	13,697	57,390
Endocardial Solutions, Inc. (a)	6,362	55,922
Endologix, Inc. (a)	10,666	66,236
Enpath Medical, Inc. (a)	3,275	30,490
EP Medsystems, Inc. (a)	14,220	38,821
Epix Medical, Inc. (a)	7,054	140,022
Escalon Medical Corp. (a)(d)	3,512	32,065
Exactech, Inc. (a)	2,414	48,039
Fonar Corp. (a)(d)	19,649	21,614
Haemonetics Corp. (a)	8,171	258,367
HealthTronics Surgical Services, Inc. (a)	4,398	31,842
Hillenbrand Industries, Inc.	18,321	1,030,739
Hologic, Inc. (a)	5,427	100,508
I-Flow Corp. (a)	4,616	70,071
ICU Medical, Inc. (a)(d)	4,770	124,926
IDEXX Laboratories, Inc. (a)	11,228	546,916
Illumina, Inc. (a)	9,593	55,160
Immucor, Inc. (a)	6,946	142,046
Implant Sciences Corp. (a)(d)	468	4,839
INAMED Corp. (a)	10,868	577,526
Integra LifeSciences Holdings Corp. (a)	7,912	236,331
Intuitive Surgical, Inc. (a)	9,631	233,552
Invacare Corp.	9,570	423,664
Inverness Medical Innovations, Inc. (a)(d)	5,624	86,947
Iridex Corp. (a)	100	649
IVAX Diagnostics, Inc. (a)	7,111	44,302
Kensey Nash Corp. (a)(d)	3,462	98,979
Kinetic Concepts, Inc.	19,333	962,203
Kyphon, Inc. (a)	13,217	295,136
Laserscope, Inc. (a)(d)	6,517	129,037
Lifecore Biomedical, Inc. (a)	1,591	11,296
Matrixx Initiatives, Inc. (a)(d)	3,745	34,641
Matthews International Corp. Class A	10,072	356,045
Med-Design Corp. (a)(d)	3,555	4,159
Medical Action Industries, Inc. (a)	2,970	47,550
Medwave, Inc. (a)	2,979	15,938
Mentor Corp.	11,211	394,403
Meridian Bioscience, Inc.	4,477	51,933
Merit Medical Systems, Inc. (a)	8,824	150,979

	Shares	Value (Note 1)
Mesa Laboratories, Inc.	4,207	$ 45,225
Micro Therapeutics, Inc. (a)	8,566	35,977
Microtek Medical Holdings, Inc. (a)	12,551	49,325
Mine Safety Appliances Co.	11,649	460,485
Molecular Devices Corp. (a)	3,808	87,584
National Dentex Corp. (a)	1,672	45,228
Natus Medical, Inc. (a)	3,448	20,309
North American Scientific, Inc. (a)	3,930	29,043
Novoste Corp. (a)	5,146	9,880
Nutraceutical International Corp. (a)	4,825	67,888
NuVasive, Inc.	5,716	54,245
Ocular Sciences, Inc. (a)	7,431	323,992
Optical Sensors, Inc. (a)	16	50
Orthologic Corp. (a)	7,316	51,944
Orthovita, Inc. (a)	20,662	91,946
Osteotech, Inc. (a)	4,011	16,967
Palomar Medical Technologies, Inc. (a)	5,194	94,791
Paradigm Medical Industries, Inc. (a)	3,600	378
Physiometrix, Inc. (a)	2,994	5,719
PolyMedica Corp.	7,599	231,086
Possis Medical, Inc. (a)	4,528	79,240
Precision Optics Corp., Inc. (a)	850	876
Quidel Corp. (a)	10,586	38,533
Quinton Cardiology Systems, Inc. (a)	1,955	15,132
Regeneration Technologies, Inc. (a)	6,737	66,898
ResMed, Inc. (a)	10,787	515,295
Respironics, Inc. (a)	10,644	566,261
Retractable Technologies, Inc. (a)	5,601	27,445
Rita Medical Systems, Inc. (a)(d)	5,240	16,873
Sola International, Inc. (a)	8,886	171,500
Somanetics Corp. (a)	6,762	83,308
Sonic Innovations, Inc. (a)	6,362	30,283
SonoSight, Inc. (a)	3,462	83,538
Spectrx, Inc. (a)(d)	10,741	13,748
Staar Surgical Co. (a)(d)	8,437	40,244
Steris Corp. (a)	21,201	485,079
SurModics, Inc. (a)(d)	4,117	98,479
Sybron Dental Specialties, Inc. (a)	12,290	342,645
Synovis Life Technologies, Inc. (a)(d)	4,155	34,902
The Spectranetics Corp. (a)	4,398	23,969
Theragenics Corp. (a)	8,161	30,604
Thoratec Corp. (a)	16,507	162,099
Trimedyne, Inc. (a)(d)	8,608	4,648
TriPath Imaging, Inc. (a)	13,366	102,918
Urologix, Inc. (a)	5,053	50,833
Utah Medical Products, Inc.	3,222	59,671
Varian Medical Systems, Inc. (a)	41,062	1,361,205
Varian, Inc. (a)	11,118	437,160
Vasomedical, Inc. (a)	19,274	22,358
Ventana Medical Systems, Inc. (a)	5,137	250,121
Viasys Healthcare, Inc. (a)	10,197	148,366
Vision Sciences, Inc. (a)(d)	8,293	26,952
VISX, Inc. (a)	15,350	311,298
Vital Signs, Inc.	3,275	99,298
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
West Pharmaceutical Services, Inc.	5,618	$ 224,664
Wilson Greatbatch Technologies, Inc. (a)	6,370	104,341
Wright Medical Group, Inc. (a)	10,752	290,304
Young Innovations, Inc.	3,599	108,510
Zoll Medical Corp. (a)	2,246	74,904
		25,588,227
Health Care Providers & Services - 3.4%
A.D.A.M., Inc. (a)	2,620	6,262
Accessity Corp. (a)(d)	780	3,814
Accredo Health, Inc. (a)	16,095	351,676
Advisory Board Co. (a)	5,241	168,026
Air Methods Corp. (a)(d)	2,008	16,988
Alderwoods Group, Inc. (a)	16,433	151,348
Alliance Imaging, Inc. (a)	12,948	81,572
Allied Healthcare International, Inc. (a)	9,152	51,709
Allscripts Healthcare Solutions, Inc. (a)(d)	10,292	66,898
Amedisys, Inc. (a)	4,398	113,820
America Service Group, Inc. (a)	3,056	115,945
American Dental Partners, Inc. (a)	1,695	30,680
American Healthways, Inc. (a)	9,134	246,618
American Retirement Corp. (a)	14,758	86,777
AMERIGROUP Corp. (a)	8,993	461,701
AMN Healthcare Services, Inc. (a)	7,568	87,486
AmSurg Corp. (a)	10,003	223,467
Andrx Corp. (a)	23,940	482,630
Apria Healthcare Group, Inc. (a)	15,853	447,689
Beverly Enterprises, Inc. (a)	35,195	252,348
Bio-Imaging Technologies, Inc. (a)(d)	2,110	9,896
Bioanalytical Systems, Inc. (a)	4,772	21,622
BriteSmile, Inc. (a)(d)	1,435	14,709
Capital Senior Living Corp. (a)	8,498	39,006
Carriage Services, Inc. (a)	9,225	41,974
Centene Corp. (a)	6,556	259,224
Cerner Corp. (a)(d)	11,425	500,529
Chemed Corp. New	3,770	206,181
Claimsnet.com, Inc. (a)	2,700	675
Community Health Systems, Inc. (a)	30,865	771,625
Comprehensive Care Corp. (a)	300	375
Computer Programs & Systems, Inc.	2,058	41,489
Corvel Corp. (a)	3,080	86,856
Covance, Inc. (a)	19,491	729,938
Coventry Health Care, Inc. (a)	28,228	1,433,418
Cross Country Healthcare, Inc. (a)(d)	12,122	179,769
Cryolife, Inc. (a)(d)	5,006	30,987
Curative Health Services, Inc. (a)	3,649	26,200
D & K Healthcare Resources, Inc.	3,743	39,863
DaVita, Inc. (a)	32,346	980,407
Dendrite International, Inc. (a)	13,369	172,460
Digital Angel Corp. (a)(d)	7,990	22,851
Eclipsys Corp. (a)	13,143	192,545
Emeritus Corp. (a)	1,897	13,867

	Shares	Value (Note 1)
eResearchTechnology, Inc. (a)(d)	16,770	$ 337,245
First Health Group Corp. (a)	29,434	448,869
Five Star Quality Care, Inc. (a)	407	2,401
Genesis HealthCare Corp. (a)	6,003	186,633
Gentiva Health Services, Inc. (a)	6,672	103,283
Hanger Orthopedic Group, Inc. (a)	6,855	37,360
Health Grades, Inc. (a)	100	142
Health Net, Inc. (a)	37,404	970,260
HealthAxis, Inc. (a)	190	435
HealthExtras, Inc. (a)	10,723	126,853
HealthGate Data Corp. (a)	1,733	711
HealthStream, Inc. (a)	6,041	10,934
HearUSA, Inc. (a)	11,117	13,785
Henry Schein, Inc. (a)	14,634	911,406
HMS Holdings Corp. (a)	6,175	37,297
Hooper Holmes, Inc.	23,892	97,957
IDX Systems Corp. (a)	8,913	258,477
IMPAC Medical Systems, Inc. (a)	2,475	30,888
Inveresk Research Group, Inc. (a)	9,918	352,188
Kindred Healthcare, Inc. (a)	10,558	273,030
LabOne, Inc. (a)	5,221	152,610
Laboratory Corp. of America Holdings (a)	42,582	1,770,985
LCA-Vision, Inc. (a)	3,096	73,004
Lifeline Systems, Inc. (a)	6,086	135,779
LifePoint Hospitals, Inc. (a)	11,183	323,077
Lincare Holdings, Inc. (a)	30,953	994,829
Magellan Health Services, Inc. (a)	10,600	371,742
Matria Healthcare, Inc. (a)(d)	3,041	80,343
Medcath Corp. (a)	4,959	77,906
Medical Staffing Network Holdings, Inc. (a)	8,863	58,407
Merge Technologies, Inc. (a)(d)	5,082	78,771
MIM Corp.	6,082	39,411
Molina Healthcare, Inc. (a)	8,371	277,917
National Healthcare Corp.	2,674	72,171
National Medical Health Card Systems, Inc. (a)	2,994	71,527
NDCHealth Corp.	10,074	138,316
NovaMed Eyecare, Inc. (a)(d)	4,865	18,341
NWH, Inc.	2,958	47,920
OCA, Inc. (a)	15,187	77,606
Odyssey Healthcare, Inc. (a)	12,356	218,948
Omnicare, Inc.	33,367	965,641
Omnicell, Inc. (a)	6,445	79,080
Option Care, Inc.	6,199	97,510
Owens & Minor, Inc.	12,724	311,738
PacifiCare Health Systems, Inc. (a)	26,613	867,850
PAREXEL International Corp. (a)	6,550	126,088
Patterson Companies, Inc. (a)	20,477	1,499,531
PDI, Inc. (a)	3,836	92,409
Pediatrix Medical Group, Inc. (a)	7,422	520,282
Per-Se Technologies, Inc. (a)(d)	9,845	123,358
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Pharmaceutical Product Development, Inc. (a)	18,629	$ 632,455
Precis, Inc. (a)(d)	3,930	11,751
Prime Medical Services, Inc. (a)	7,111	51,903
Priority Healthcare Corp. Class B (a)	12,759	283,633
Province Healthcare Co. (a)	13,854	270,707
ProxyMed, Inc. (a)	3,259	29,494
PSS World Medical, Inc. (a)	21,051	227,140
Psychemedics Corp.	3,872	46,929
Psychiatric Solutions, Inc. (a)	4,597	100,720
QMed, Inc. (a)(d)	4,585	37,001
Radiologix, Inc. (a)	6,550	25,545
RehabCare Group, Inc. (a)	4,398	101,110
Renal Care Group, Inc. (a)	22,225	703,866
ResCare, Inc. (a)	11,581	122,527
Rural/Metro Corp. (a)	8,327	12,907
Select Medical Corp.	31,636	420,126
Service Corp. International (SCI) (a)	97,550	586,276
SFBC International, Inc. (a)	3,501	94,527
Sierra Health Services, Inc. (a)	8,912	384,285
Specialty Laboratories, Inc. (a)	6,269	70,213
SRI/Surgical Express, Inc. (a)	2,620	15,720
Stewart Enterprises, Inc. Class A (a)	38,251	260,489
Sun Healthcare Group, Inc. (a)	7,484	64,362
Sunrise Senior Living, Inc. (a)	6,660	235,897
Symbion, Inc.	5,180	83,761
Triad Hospitals, Inc. (a)	23,754	755,140
Tripos, Inc. (a)	2,058	8,397
TriZetto Group, Inc. (a)	16,704	103,064
U.S. Physical Therapy, Inc. (a)	4,585	58,275
United Surgical Partners International, Inc. (a)	8,558	309,029
Universal Health Services, Inc. Class B	17,943	808,332
VCA Antech, Inc. (a)	26,460	506,974
Ventiv Health, Inc. (a)	6,143	92,575
VistaCare, Inc. Class A (a)(d)	5,318	88,119
VitalWorks, Inc. (a)	9,824	37,429
WebMD Corp. (a)(d)	99,505	724,396
Wellcare Health Plans, Inc.	9,700	177,025
WellChoice, Inc. (a)	24,546	875,065
Women First Healthcare, Inc. (a)	5,427	22
		32,644,357
Pharmaceuticals - 1.5%
aaiPharma, Inc. (a)(d)	9,050	20,906
Able Laboratories, Inc. (a)	5,582	120,013
Acusphere, Inc. (d)	1,403	8,699
Adolor Corp. (a)	10,816	124,384
Advancis Pharmaceutical Corp. (d)	4,491	35,528
Alpharma, Inc. Class A	11,581	158,312
Alteon, Inc. (a)	9,772	9,283

	Shares	Value (Note 1)
American Pharmaceutical Partners, Inc. (a)(d)	21,093	$ 641,438
Antigenics, Inc. (a)	19,086	120,433
Argonaut Technologies, Inc. (a)	2,100	2,268
Atherogenics, Inc. (a)	14,016	235,329
Atrix Laboratories, Inc. (a)	6,404	189,302
AVANIR Pharmaceuticals Class A (a)(d)	20,071	51,181
Barr Pharmaceuticals, Inc. (a)	33,650	1,321,436
Barrier Therapeutics, Inc.	6,541	74,764
Bentley Pharmaceuticals, Inc. (a)	7,642	86,355
Bone Care International, Inc. (a)	4,338	106,541
Boston Life Sciences, Inc. (a)(d)	6,830	4,235
Bradley Pharmaceuticals, Inc. (a)(d)	5,396	130,044
Cellegy Pharmaceuticals, Inc. (a)(d)	10,121	42,407
Collagenex Pharmaceuticals, Inc. (a)	4,585	32,645
Columbia Laboratories, Inc. (a)(d)	12,667	28,513
Corcept Therapeutics, Inc.	7,957	64,690
Cortex Pharmaceuticals, Inc. (a)(d)	7,017	14,525
Cypress Bioscience, Inc. (a)	8,613	88,714
DepoMed, Inc. (a)(d)	14,582	67,369
Discovery Laboratories, Inc. (a)	12,513	98,853
Discovery Partners International, Inc. (a)	7,205	30,261
Durect Corp. (a)(d)	14,242	23,214
Emisphere Technologies, Inc. (a)	4,678	15,905
Endo Pharmaceuticals Holdings, Inc. (a)	39,635	672,210
Eon Labs, Inc. (a)	30,088	757,014
Ergo Science Corp. (a)	3,743	7,523
First Horizon Pharmaceutical Corp. (a)	12,197	205,397
Guilford Pharmaceuticals, Inc. (a)(d)	8,608	45,708
Heska Corp. (a)	20,430	30,441
Hi-Tech Pharmacal Co., Inc. (a)	1,747	24,633
Hollis-Eden Pharmaceutcals, Inc. (a)(d)	6,761	66,123
Impax Laboratories, Inc. (a)	17,973	257,194
InKine Pharmaceutical, Inc. (a)	14,194	60,325
Inspire Pharmaceuticals, Inc. (a)	8,058	116,438
Interpharm Holdings, Inc. (a)(d)	2,260	5,876
IntraBiotics Pharmaceuticals, Inc. (a)(d)	982	3,574
Ista Pharmaceuticals, Inc. (a)	7,132	71,106
IVAX Corp. (a)	77,777	1,505,763
Kos Pharmaceuticals, Inc. (a)	13,095	478,360
KV Pharmaceutical Co. Class A (a)	16,099	256,296
MacroChem Corp. (a)(d)	8,982	9,521
Medicines Co. (a)	16,259	411,028
Medicis Pharmaceutical Corp. Class A	17,124	627,081
MGI Pharma, Inc. (a)	20,079	466,435
Miravant Medical Technologies (a)(d)	5,240	15,039
Nastech Pharmaceutical Co., Inc. (a)(d)	2,297	20,673
Nektar Therapeutics (a)	25,886	329,788
NitroMed, Inc.	7,285	134,263
Noven Pharmaceuticals, Inc. (a)	9,569	181,715
Nutrition 21, Inc. (a)(d)	16,280	8,140
Orphan Medical, Inc. (a)(d)	2,152	22,058
Oxis International, Inc. (a)	5,100	1,785
Pain Therapeutics, Inc. (a)(d)	12,891	90,237
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Palatin Technologies, Inc. (a)	9,806	$ 28,437
Par Pharmaceutical Companies, Inc. (a)	10,357	425,051
Penwest Pharmaceuticals Co. (a)	6,245	67,196
Perrigo Co.	21,820	428,545
Pharmos Corp. (a)(d)	20,178	63,964
Pozen, Inc. (a)	8,367	72,458
Pure World, Inc. (a)	3,032	6,974
Salix Pharmaceuticals Ltd. (a)	9,123	213,387
Santarus, Inc.	9,294	87,828
Sepracor, Inc. (a)(d)	26,737	1,326,423
SuperGen, Inc. (a)(d)	10,474	67,348
Valeant Pharmaceuticals International (d)	25,909	607,825
Vivus, Inc. (a)(d)	7,394	30,315
Zila, Inc. (a)	11,602	46,988
		14,302,030
TOTAL HEALTH CARE		105,950,076
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.1%
AAR Corp. (a)	11,465	122,676
Alliant Techsystems, Inc. (a)	10,601	614,222
Applied Signal Technology, Inc.	2,593	89,951
Armor Holdings, Inc. (a)	8,569	303,857
Astronics Corp. (a)	3,368	16,571
Aviall, Inc. (a)	10,534	210,680
BE Aerospace, Inc. (a)	9,450	100,170
CPI Aerostructures, Inc. (a)	1,677	16,082
Cubic Corp.	9,321	228,271
Curtiss-Wright Corp.	6,941	379,326
DRS Technologies, Inc. (a)	7,993	290,785
Ducommun, Inc. (a)	2,048	44,380
EDO Corp.	5,094	133,412
Engineered Support Systems, Inc.	7,798	336,952
Esterline Technologies Corp. (a)	7,315	232,105
Fairchild Corp. Class A (a)	9,497	37,988
Firearms Training Systems, Inc. Class A (a)	32,643	23,503
GenCorp, Inc. (d)	16,945	204,696
Hawk Corp. Class A (a)	3,526	25,211
Heico Corp. Class A	7,372	89,570
Herley Industries, Inc. (a)	3,077	56,586
Hexcel Corp. (a)	9,961	130,888
Innovative Solutions & Support, Inc. (a)	5,801	155,003
Invision Technologies, Inc. (a)	5,915	278,005
Irvine Sensors Corp. (a)(d)	390	706
Kaman Corp. Class A	10,776	125,648
KVH Industries, Inc. (a)(d)	2,861	22,316
L-3 Communications Holdings, Inc.	33,893	2,123,058
Ladish Co., Inc.	2,592	22,213

	Shares	Value (Note 1)
Mercury Air Group, Inc. (a)	4,372	$ 21,904
Mercury Computer Systems, Inc. (a)	8,257	223,104
Moog, Inc. Class A (a)	8,779	312,093
Mooney Aerospace Group Ltd. Class A (a)	600	0
MTC Technologies, Inc. (a)	6,932	172,884
Orbital Sciences Corp. (a)(d)	16,833	179,608
Pemco Aviation Group, Inc. (a)	664	17,954
Precision Castparts Corp.	20,949	1,154,080
Sequa Corp. Class A (a)	3,323	176,917
SI International, Inc. (a)	1,656	33,137
Sypris Solutions, Inc.	8,306	103,327
Teledyne Technologies, Inc. (a)	11,575	279,536
The Allied Defense Group, Inc. (a)	1,497	27,245
Todd Shipyards Corp.	976	15,518
Transtechnology Corp. (a)	2,045	16,871
Triumph Group, Inc. (a)	5,792	186,502
United Defense Industries, Inc. (a)	17,242	659,162
United Industrial Corp.	4,210	126,595
		10,121,268
Air Freight & Logistics - 0.5%
AirNet Systems, Inc. (a)	400	1,624
C.H. Robinson Worldwide, Inc.	26,273	1,121,069
CNF, Inc.	14,171	581,294
EGL, Inc. (a)	15,109	366,091
Expeditors International of Washington, Inc.	31,497	1,536,424
Forward Air Corp. (a)	7,370	267,752
Hub Group, Inc. Class A (a)	2,977	78,950
J.B. Hunt Transport Services, Inc.	25,531	865,501
Pacer International, Inc. (a)	11,108	172,174
Park-Ohio Holdings Corp. (a)	2,246	38,811
Velocity Express Corp. (a)(d)	480	168
		5,029,858
Airlines - 0.4%
AirTran Holdings, Inc. (a)	26,170	317,966
Alaska Air Group, Inc. (a)	7,912	186,248
America West Holding Corp. Class B (a)(d)	9,440	62,304
AMR Corp. (a)(d)	49,886	445,981
ATA Holdings Corp. (a)(d)	2,191	4,272
Continental Airlines, Inc. Class B (a)(d)	22,512	217,241
ExpressJet Holdings, Inc. Class A (a)	15,449	166,077
FLYi, Inc. (a)(d)	12,753	59,174
Frontier Airlines, Inc. (a)	9,162	82,458
JetBlue Airways Corp. (a)(d)	33,380	796,113
MAIR Holdings, Inc. (a)	10,106	83,880
Mesa Air Group, Inc. (a)(d)	8,047	51,541
Midwest Express Holdings, Inc. (a)(d)	2,199	7,411
Northwest Airlines Corp. (a)(d)	30,502	287,329
Pinnacle Airlines Corp.	9,213	90,020
Republic Airways Holdings, Inc.	6,555	87,182
SkyWest, Inc.	20,490	294,851
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
UAL Corp. (a)(d)	30,750	$ 34,440
World Airways, Inc. (a)	5,000	16,800
		3,291,288
Building Products - 0.3%
Aaon, Inc. (a)	3,343	56,664
Advanced Environmental Recycling Technologies, Inc. Class A (a)	11,364	17,501
American Woodmark Corp.	3,035	210,083
Ameron International Corp.	2,216	80,552
Apogee Enterprises, Inc.	10,123	114,086
Armstrong Holdings, Inc. (a)(d)	17,029	24,351
ElkCorp	6,880	172,069
Griffon Corp. (a)	9,139	182,963
Humitech, Inc.	750	0
International Aluminum Corp.	2,821	80,991
Jacuzzi Brands, Inc. (a)	24,670	214,629
Lennox International, Inc.	17,715	288,046
NCI Building Systems, Inc. (a)	6,049	185,583
North American Technologies Group, Inc. (a)(d)	15,190	8,810
Owens Corning (a)(d)	25,785	13,666
PW Eagle, Inc. (a)	4,678	12,631
Quixote Corp.	2,744	52,657
Simpson Manufacturing Co. Ltd.	7,657	432,621
Trex Co., Inc. (a)(d)	5,040	218,434
Universal Forest Products, Inc.	5,937	177,457
US Home Systems, Inc. (a)	1,441	7,926
USG Corp. (a)(d)	12,385	217,728
Water Pik Technologies, Inc. (a)	4,117	55,085
York International Corp.	12,934	421,131
		3,245,664
Commercial Services & Supplies - 3.0%
A.T. Cross Co. Class A (a)	7,939	41,839
ABM Industries, Inc.	16,671	299,411
Administaff, Inc. (a)	7,392	75,103
Ambassadors International, Inc.	3,352	40,660
American Ecology Corp. (a)	7,611	69,717
Amrep Corp.	1,187	21,663
Angelica Corp.	3,181	74,276
Aramark Corp. Class B	31,119	787,622
Asset Acceptance Capital Corp.	11,509	201,753
Banta Corp.	7,620	294,970
Bowne & Co., Inc.	13,169	176,728
Brady Corp. Class A	7,768	342,025
Bright Horizons Family Solutions, Inc. (a)	5,330	263,782
Career Education Corp. (a)	31,748	979,108
Casella Waste Systems, Inc. Class A (a)	6,013	69,089
Cash Technologies, Inc. (a)	2,900	3,422
CDI Corp.	6,472	135,912
Central Parking Corp.	12,239	198,884
Century Business Services, Inc. (a)	22,865	97,176

	Shares	Value (Note 1)
Cenveo, Inc. (a)	12,177	$ 37,870
Charles River Associates, Inc. (a)	3,927	118,399
ChoicePoint, Inc. (a)	28,064	1,185,704
Clean Harbors, Inc. (a)(d)	3,368	37,520
Coinstar, Inc. (a)(d)	5,361	105,719
Collectors Universe, Inc. (a)(d)	1,240	14,496
Conolog Corp. (a)	170	289
Consolidated Graphics, Inc. (a)	3,743	152,902
Copart, Inc. (a)	26,570	577,100
Corinthian Colleges, Inc. (a)	30,380	345,421
Cornell Companies, Inc. (a)	2,994	35,928
Corporate Executive Board Co.	12,575	740,165
Corrections Corp. of America (a)	10,941	378,996
CoStar Group, Inc. (a)	4,975	210,393
CPI Corp.	3,642	48,293
Darling International, Inc. (a)(d)	19,466	81,757
DeVry, Inc. (a)	21,798	423,317
DiamondCluster International, Inc. Class A (a)	8,655	99,619
Dun & Bradstreet Corp. (a)	20,982	1,156,947
Duratek, Inc. (a)	4,440	65,934
Education Management Corp. (a)	20,994	610,086
Electro Rent Corp.	5,676	57,157
Electronic Clearing House, Inc. (a)	3,439	31,157
Ennis Business Forms, Inc.	5,906	110,324
EVCI Career Colleges, Inc. (a)(d)	1,029	7,450
Excelligence Learning Corp. (a)	3,829	14,550
Exponent, Inc. (a)	1,123	29,154
Exult, Inc. (a)	32,104	166,299
Falcon Products, Inc. (a)	1,123	1,381
First Consulting Group, Inc. (a)	8,047	40,476
Food Technology Service, Inc. (a)(d)	24,286	20,643
Franklin Covey Co. (a)	2,994	5,240
FTI Consulting, Inc. (a)	12,130	216,884
G&K Services, Inc. Class A	7,225	263,062
General Binding Corp. (a)	4,987	49,920
Gevity HR, Inc.	8,636	154,066
GP Strategies Corp. (a)	6,690	46,629
Greg Manning Auctions, Inc. (a)(d)	11,496	158,645
Healthcare Services Group	8,302	147,776
Heidrick & Struggles International, Inc. (a)	4,959	132,207
Herman Miller, Inc. (d)	19,984	503,397
HNI Corp.	16,574	649,701
Hudson Highland Group, Inc. (a)	2,116	58,169
ICT Group, Inc. (a)	2,304	17,257
IKON Office Solutions, Inc.	51,484	580,740
Imagistics International, Inc. (a)	5,743	186,360
Innotrac Corp. (a)	3,181	27,993
Insurance Auto Auctions, Inc. (a)	3,555	61,182
Integrated Alarm Services Group, Inc. (d)	5,801	23,204
Intersections, Inc.	3,842	48,717
Ionics, Inc. (a)(d)	5,990	156,998
ITT Educational Services, Inc. (a)	13,593	469,910
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Jackson Hewitt Tax Service, Inc.	11,665	$ 225,718
John H. Harland Co.	8,986	264,099
Kaiser Ventures LLC Class A (a)	100	0
Kelly Services, Inc. Class A (non-vtg.)	11,483	310,041
Kforce, Inc. (a)	14,628	96,106
Korn/Ferry International (a)	10,501	186,603
Labor Ready, Inc. (a)	13,087	162,148
Laureate Education, Inc. (a)	15,029	513,842
Layne Christensen Co. (a)	2,058	31,261
Learning Care Group, Inc. (a)(d)	8,383	25,065
Learning Tree International, Inc. (a)	4,772	61,654
LECG Corp.	5,248	83,496
Mac-Gray Corp. (a)	3,487	23,084
Mace Security International, Inc. (a)(d)	8,918	25,675
Manpower, Inc.	29,188	1,232,609
McGrath RentCorp.	3,181	109,076
Medialink Worldwide, Inc. (a)(d)	9,153	27,459
MemberWorks, Inc. (a)(d)	2,677	66,764
Mobile Mini, Inc. (a)(d)	4,117	112,188
Multi-Color Corp. (a)	954	14,061
Nashua Corp. (a)	4,665	48,050
National Research Corp. (a)	1,185	18,368
Navigant Consulting, Inc. (a)	16,870	323,398
NCO Group, Inc. (a)	11,934	305,033
New Horizons Worldwide, Inc. (a)	1,029	6,011
Nobel Learning Communities, Inc. (a)	2,715	19,086
On Assignment, Inc. (a)	7,298	33,863
PerfectData Corp. (a)	2,400	1,800
Perma-Fix Environmental Services, Inc. (a)(d)	8,161	13,384
PICO Holdings, Inc. (a)	3,619	62,934
Portfolio Recovery Associates, Inc. (a)(d)	5,343	153,024
Pre-Paid Legal Services, Inc. (a)(d)	4,326	106,852
PRG-Schultz International, Inc. (a)	14,120	80,060
Princeton Review, Inc. (a)	7,132	50,566
ProsoftTraining (a)	3,300	1,089
Protection One, Inc. (a)(d)	25,641	5,128
Providence Service Corp.	1,871	30,872
RCM Technologies, Inc. (a)	5,333	23,257
RemedyTemp, Inc. Class A (a)	2,024	15,868
Republic Services, Inc.	49,297	1,377,851
Resources Connection, Inc. (a)	7,643	250,538
Rollins, Inc.	13,918	325,124
Schawk, Inc. Class A	9,540	134,323
School Specialty, Inc. (a)	5,690	201,711
ServiceMaster Co.	95,292	1,184,480
SITEL Corp. (a)	17,217	36,672
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	12,666	202,529
SOURCECORP, Inc. (a)	4,398	97,416
Spherion Corp. (a)	18,701	136,891

	Shares	Value (Note 1)
Spherix, Inc. (a)	5,297	$ 22,777
Standard Register Co.	11,044	115,410
Steelcase, Inc. Class A (d)	16,329	221,258
Stericycle, Inc. (a)	12,461	587,910
Strayer Education, Inc.	3,864	401,856
Team, Inc. (a)	1,942	31,655
TeamStaff, Inc. (a)	6,456	14,397
Teletech Holdings, Inc. (a)	22,516	185,532
Tetra Tech, Inc. (a)	16,842	299,282
The Brink's Co.	16,608	478,310
The Geo Group, Inc. (a)	4,188	81,666
TRC Companies, Inc. (a)	3,649	63,675
TRM Corp. (a)	4,518	56,023
U.S. Liquids, Inc. (a)	500	1
United Rentals, Inc. (a)	25,720	377,827
United Stationers, Inc. (a)	10,318	424,792
Universal Technical Institute, Inc.	7,969	218,191
Venture Catalyst, Inc. (a)	4,800	1,440
Venturi Partners, Inc. (a)	40	328
Viad Corp.	6,296	149,908
Volt Information Sciences, Inc. (a)	4,078	108,556
Waste Connections, Inc. (a)	11,623	341,135
Waste Industries USA, Inc.	5,309	56,806
Waterlink, Inc. (a)	13,000	3
Watson Wyatt & Co. Holdings Class A	11,006	277,351
West Corp. (a)	21,184	546,124
Westaff, Inc. (a)	6,445	19,341
Willis Lease Finance Corp. (a)	2,246	16,463
		28,951,787
Construction & Engineering - 0.4%
ACMAT Corp. Class A (a)	2,519	30,606
Comfort Systems USA, Inc. (a)	8,818	59,081
DualStar Technologies Corp. (a)	5,900	885
Dycom Industries, Inc. (a)	15,849	407,636
EMCOR Group, Inc. (a)	5,211	211,567
ENGlobal Corp. (a)	5,236	6,754
Foster Wheeler Ltd. (a)(d)	17,029	11,409
Granite Construction, Inc.	13,012	296,674
Insituform Technologies, Inc. Class A (a)	6,643	118,179
Integrated Electrical Services, Inc. (a)	12,962	62,477
Jacobs Engineering Group, Inc. (a)	18,028	705,075
Keith Companies, Inc. (a)	3,743	54,685
MasTec, Inc. (a)	15,207	82,270
McDermott International, Inc. (a)	22,238	267,968
Michael Baker Corp. (a)	1,542	22,791
Perini Corp. (a)	8,236	124,364
Quanta Services, Inc. (a)	33,626	215,879
Shaw Group, Inc. (a)	21,830	224,631
ShoLodge, Inc. (a)	100	455
URS Corp. (a)	15,143	374,032
Xanser Corp. (a)	6,501	15,927
		3,293,345
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.7%
A.O. Smith Corp.	9,105	$ 222,344
Active Power, Inc. (a)	12,538	36,486
Acuity Brands, Inc.	12,974	298,532
Alpine Group, Inc. (a)(d)	500	1,500
American Superconductor Corp. (a)	11,273	134,712
AMETEK, Inc.	20,558	586,931
AML Communications, Inc. (a)	4,959	5,852
AMX Corp. (a)	2,339	42,102
Arotech Corp. (a)(d)	6,082	8,758
Artesyn Technologies, Inc. (a)	10,479	89,176
AZZ, Inc. (a)	2,745	39,116
Baldor Electric Co.	11,552	256,454
Beacon Power Corp. (a)	1,934	851
BTU International, Inc. (a)	5,333	20,004
C&D Technologies, Inc.	10,479	168,712
Capstone Turbine Corp. (a)	19,181	33,183
Digital Power Corp. (a)(d)	4,959	3,967
Distributed Energy Systems Corp. (a)	8,514	16,432
Encore Wire Corp. (a)	5,950	74,137
Ener1, Inc. (a)(d)	103,431	67,230
Energy Conversion Devices, Inc. (a)(d)	4,959	65,459
EnerSys	295	3,747
Evergreen Solar, Inc. (a)(d)	800	2,408
EXX, Inc. Class A (a)(d)	3,975	5,168
Franklin Electric Co., Inc.	7,380	289,665
FuelCell Energy, Inc. (a)(d)	16,439	163,732
General Cable Corp. (a)(d)	8,655	91,137
Genlyte Group, Inc. (a)	4,408	263,202
Global Power Equipment Group, Inc. (a)	12,875	91,026
Hubbell, Inc. Class B	19,263	831,198
II-VI, Inc. (a)	3,482	132,525
Intermagnetics General Corp. (a)	9,619	221,045
LaBarge, Inc. (a)	3,526	31,135
Lamson & Sessions Co. (a)	7,205	50,651
LSI Industries, Inc.	4,950	47,273
M-Wave, Inc. (a)	3,800	3,990
MagneTek, Inc. (a)	6,175	40,199
Medis Technologies Ltd. (a)(d)	10,041	105,431
Microvision, Inc. (a)(d)	4,959	30,151
Millennium Cell, Inc. (a)(d)	10,760	18,077
Pacific Systems Control Technology, Inc. (a)	4,600	37
Peco II, Inc. (a)(d)	2,700	2,025
Penn Engineering & Manufacturing Corp. (non-vtg.)	4,404	84,116
Plug Power, Inc. (a)(d)	21,369	136,548
Powell Industries, Inc. (a)	3,555	58,658
Preformed Line Products Co.	2,387	53,708
Regal-Beloit Corp.	8,646	190,731
RF Monolithics, Inc. (a)	3,462	24,615
Roper Industries, Inc.	10,899	601,080

	Shares	Value (Note 1)
Technology Research Corp.	3,139	$ 26,057
Thomas & Betts Corp.	18,091	445,039
Ultralife Batteries, Inc. (a)	3,836	56,197
UQM Technologies, Inc. (a)	9,558	26,571
Valence Technology, Inc. (a)(d)	28,181	79,752
Vicor Corp.	6,422	76,036
Woodward Governor Co.	3,747	220,324
		6,675,192
Industrial Conglomerates - 0.3%
Alleghany Corp. (a)	2,253	585,803
Allete, Inc.	25,684	695,009
Carlisle Companies, Inc.	9,734	594,261
Gerber Scientific, Inc. (a)	5,960	37,906
Raven Industries, Inc.	2,984	122,344
Standex International Corp.	3,082	74,831
Teleflex, Inc.	12,343	539,759
Tredegar Corp.	13,644	236,314
Walter Industries, Inc.	11,161	165,629
		3,051,856
Machinery - 1.9%
3D Systems Corp. (a)	4,678	53,282
A.S.V., Inc. (a)	5,754	174,749
Actuant Corp. Class A (a)	7,089	268,248
AGCO Corp. (a)	30,772	615,132
Alamo Group, Inc.	3,665	62,268
Albany International Corp. Class A	9,578	279,199
American Science & Engineering, Inc. (a)	2,526	54,157
Ampco-Pittsburgh Corp.	3,730	49,348
Astec Industries, Inc. (a)	5,339	88,254
Axsys Technologies, Inc. (a)	2,806	36,197
Badger Meter, Inc.	1,976	86,055
Baldwin Technology Co., Inc. Class A (a)	3,555	12,087
Barnes Group, Inc.	7,406	192,408
BHA Group Holdings, Inc.	2,495	94,810
Briggs & Stratton Corp.	6,249	469,300
Bucyrus International, Inc. Class A	1,390	36,738
Cascade Corp.	3,293	84,959
Catalytica Energy Systems, Inc. (a)	8,234	18,115
Ceradyne, Inc. (a)(d)	4,660	181,414
Circor International, Inc.	3,686	66,569
CLARCOR, Inc.	9,324	413,053
Columbus McKinnon Corp. (a)	2,526	22,103
Commercial Vehicle Group, Inc.	138	2,026
CUNO, Inc. (a)	5,674	322,737
Donaldson Co., Inc.	27,282	774,809
EnPro Industries, Inc. (a)	7,058	147,936
ESCO Technologies, Inc. (a)	4,018	258,558
Federal Signal Corp.	16,496	302,042
Flanders Corp. (a)	10,793	92,388
Flow International Corp. (a)	7,017	22,812
Flowserve Corp. (a)	18,164	416,682
Gardner Denver, Inc. (a)	6,091	168,903
Gehl Co. (a)	2,789	50,745
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Gorman-Rupp Co.	2,409	$ 64,561
Graco, Inc.	23,725	740,220
Greenbrier Companies, Inc.	4,808	101,208
Hardinge, Inc.	3,618	39,983
Harsco Corp.	11,400	511,632
Hirsch International Corp. Class A	2,100	2,100
IDEX Corp.	15,364	471,982
JLG Industries, Inc.	12,324	170,687
Joy Global, Inc.	16,442	498,357
Kadant, Inc. (a)	3,348	63,210
Kaydon Corp.	9,971	283,775
Kennametal, Inc.	11,219	458,745
Key Technology, Inc. (a)	2,697	29,667
Lincoln Electric Holdings, Inc.	13,261	398,626
Lindsay Manufacturing Co.	2,911	72,659
Lydall, Inc. (a)	4,210	44,163
Manitowoc Co., Inc.	8,260	273,902
Met-Pro Corp.	4,936	68,314
Middleby Corp.	3,871	194,015
Milacron, Inc. (a)(d)	9,263	31,494
Miller Industries, Inc. (a)	300	2,667
Minuteman International, Inc.	4,093	53,209
Mueller Industries, Inc.	12,663	497,529
NACCO Industries, Inc. Class A	2,260	179,128
Nordson Corp.	10,460	358,673
Oshkosh Truck Co.	11,005	560,815
Paragon Technologies, Inc. (a)	1,565	15,181
Pentair, Inc.	30,928	1,028,047
Reliance Steel & Aluminum Co.	9,945	377,214
Robbins & Myers, Inc.	5,734	109,519
Spire Corp. (a)	200	882
SPX Corp.	23,569	860,033
Stewart & Stevenson Services, Inc.	10,798	180,435
Sun Hydraulics Corp.	5,760	75,398
Tecumseh Products Co. Class A (non-vtg.)	5,890	242,374
Tennant Co.	3,550	142,888
Terex Corp. (a)	16,013	578,550
Thomas Industries, Inc.	5,814	178,781
Timken Co.	29,663	689,665
Titan International, Inc. (d)	8,031	78,302
Toro Co.	7,603	495,488
Trinity Industries, Inc.	13,436	372,849
TurboChef Technologies, Inc. (a)(d)	2,620	12,314
Valmont Industries, Inc.	8,590	169,567
Wabash National Corp. (a)	10,394	275,753
Wabtec Corp.	14,350	245,529
Watts Water Technologies, Inc. Class A	9,398	239,273
Wolverine Tube, Inc. (a)	1,965	22,558
		18,480,004

	Shares	Value (Note 1)
Marine - 0.1%
Alexander & Baldwin, Inc.	15,004	$ 461,973
International Shipholding Corp. (a)	4,464	61,603
Kirby Corp. (a)	7,820	277,923
		801,499
Road & Rail - 0.7%
AMERCO (a)	5,815	163,983
Arkansas Best Corp.	7,219	248,695
Celadon Group, Inc. (a)	3,555	60,257
Central Freight Lines, Inc.	4,722	31,543
Covenant Transport, Inc. Class A (a)	4,491	87,575
Dollar Thrifty Automotive Group, Inc. (a)	8,169	197,690
Florida East Coast Industries, Inc. Class A	9,901	396,238
Frozen Food Express Industries, Inc. (a)	4,026	28,866
Genesee & Wyoming, Inc. Class A (a)	5,614	125,641
Heartland Express, Inc.	22,966	402,824
Kansas City Southern (a)	19,524	292,860
Knight Transportation, Inc. (a)	14,085	280,151
Laidlaw International, Inc. (a)	31,900	500,830
Landstar System, Inc. (a)	9,725	510,368
Marten Transport Ltd. (a)	5,381	93,522
Old Dominion Freight Lines, Inc. (a)	6,859	192,806
Overnite Corp.	6,526	198,651
P.A.M. Transportation Services, Inc. (a)	3,368	62,510
Patriot Transportation Holding, Inc. (a)	534	17,889
Quality Distribution, Inc.	6,526	40,396
RailAmerica, Inc. (a)	13,929	162,273
SCS Transportation, Inc. (a)	3,743	69,470
Sirva, Inc.	19,220	407,080
Swift Transportation Co., Inc. (a)	25,658	466,462
U.S. Xpress Enterprises, Inc. Class A (a)	4,026	66,952
USA Truck, Inc. (a)	4,594	49,615
USF Corp.	8,542	292,649
Werner Enterprises, Inc.	24,460	433,431
Yellow Roadway Corp. (a)	14,869	610,224
		6,491,451
Trading Companies & Distributors - 0.3%
Aceto Corp.	4,581	70,364
Applied Industrial Technologies, Inc.	6,904	206,292
Fastenal Co.	24,183	1,518,209
Hughes Supply, Inc.	9,601	581,725
Huttig Building Products, Inc. (a)	6,924	57,469
Lawson Products, Inc.	2,516	93,595
MSC Industrial Direct Co., Inc. Class A	13,488	419,072
NuCo2, Inc. (a)	2,058	36,694
Watsco, Inc.	8,772	255,090
		3,238,510
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. (a)(d)	405	130
TOTAL INDUSTRIALS		92,671,852
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 1.8%
3Com Corp. (a)	130,411	$ 588,154
ACE*COMM Corp. (a)	4,585	5,731
Adaptec, Inc. (a)	31,658	220,973
Adtran, Inc.	22,566	604,317
Advanced Fibre Communications, Inc. (a)	26,885	461,615
Airnet Communications Corp. (a)(d)	2,900	783
Alliance Fiber Optic Products, Inc. (a)	23,499	19,034
AltiGen Communications, Inc. (a)	1,965	5,304
American Access Technologies, Inc. (a)	3,100	6,231
Amplidyne, Inc. (a)	2,500	138
Anaren, Inc. (a)	5,614	66,357
Applied Innovation, Inc. (a)	4,398	14,953
Arris Group, Inc. (a)	26,619	121,383
Aspect Communications Corp. (a)	16,847	144,210
Audiovox Corp. Class A (a)	5,832	94,770
Avanex Corp. (a)(d)	47,520	108,346
Avici Systems, Inc. (a)(d)	5,006	44,954
Avocent Corp. (a)	15,026	428,391
Aware, Inc. (a)	10,854	30,391
Bel Fuse, Inc. Class A	4,387	143,236
Belden CDT, Inc. (a)(d)	14,842	297,285
Black Box Corp.	5,710	206,930
Brocade Communications Systems, Inc. (a)	87,456	431,158
Brooktrout, Inc. (a)	2,433	20,778
C-COR.net Corp. (a)	17,135	134,681
Carrier Access Corp. (a)	8,499	58,558
Centillium Communications, Inc. (a)	7,672	20,484
Comarco, Inc. (a)	2,807	18,863
CommScope, Inc. (a)	17,829	354,262
Communications Systems, Inc.	2,049	16,494
Computer Network Technology Corp. (a)	6,830	21,105
Comtech Telecommunications Corp. (a)	4,202	76,098
Copper Mountain Networks, Inc. (a)(d)	1,834	12,214
CoSine Communications, Inc. (a)(d)	1,291	4,648
Digi International, Inc. (a)	8,313	93,521
Digital Lightwave, Inc. (a)	7,892	8,997
Ditech Communications Corp. (a)	9,169	197,317
Echelon Corp. (a)	15,261	106,369
EFJ, Inc. (a)	12,549	73,035
Emulex Corp. (a)	25,896	274,757
Endwave Corp. (a)(d)	1,053	14,426
Enterasys Networks, Inc. (a)	70,482	126,868
Entrada Networks, Inc. (a)(d)	292	29
eOn Communications Corp. (a)	3,013	3,254
Extreme Networks, Inc. (a)	45,152	209,957
Ezenia!, Inc. (a)	2,900	2,465
F5 Networks, Inc. (a)	11,413	280,417
FalconStor Software, Inc. (a)(d)	11,290	74,627
Finisar Corp. (a)(d)	63,389	85,575
First Virtual Communications, Inc. (a)	6,776	4,133

	Shares	Value (Note 1)
Foundry Networks, Inc. (a)	46,226	$ 421,581
Glenayre Technologies, Inc. (a)	20,210	39,612
Globecomm Systems, Inc. (a)(d)	1,591	8,957
Harmonic, Inc. (a)	21,167	125,520
Harris Corp.	21,143	1,018,247
Inter-Tel, Inc.	7,790	155,411
InterDigital Communication Corp. (a)	17,509	272,965
ION Networks, Inc. (a)	12,500	2,000
ISCO International, Inc. (a)	19,929	5,182
Ixia (a)	16,955	134,453
Juniper Networks, Inc. (a)	164,031	3,754,670
Lantronix, Inc. (a)(d)	17,964	18,683
Loral Space & Communications Ltd. (d)	11,797	507
McDATA Corp. Class A (a)(d)	32,592	168,175
Microwave Filter Co., Inc. (a)(d)	3,836	4,680
MRV Communications, Inc. (a)(d)	29,857	66,283
NETGEAR, Inc.	9,364	121,264
Netopia, Inc. (a)	5,744	14,618
NetSolve, Inc. (a)	5,442	43,101
Network Engines, Inc. (a)	9,093	14,731
Network Equipment Technologies, Inc. (a)	9,591	63,972
NMS Communications Corp. (a)	9,076	43,565
Norstan, Inc. (a)	5,988	15,509
NumereX Corp. Class A (a)	4,959	18,100
Occam Networks, Inc. (a)	97,158	9,230
Oplink Communications, Inc. (a)(d)	38,204	66,857
Optelecom, Inc. (a)	1,053	9,309
Optical Cable Corp. (a)	1,228	4,102
Optical Cable Corp. warrants 10/24/07 (a)	1,083	0
Optical Communication Products, Inc. (a)	7,672	14,040
P-Com, Inc. (a)(d)	40	33
Packeteer, Inc. (a)	8,835	88,615
Paradyne Networks, Inc. (a)	15,814	68,316
Parkervision, Inc. (a)(d)	3,649	16,421
PC-Tel, Inc. (a)	4,261	38,732
Performance Technologies, Inc. (a)	4,304	25,781
Plantronics, Inc.	14,741	572,688
Polycom, Inc. (a)	31,212	609,570
Powerwave Technologies, Inc. (a)	37,996	229,876
Proxim Corp. Class A (a)(d)	29,978	26,081
Radyne Comstream Corp. (a)(d)	3,636	25,488
Redback Networks, Inc. (a)(d)	24,395	146,858
Redback Networks, Inc.:
warrants 1/2/10 (a)(d)	650	3,055
warrants 1/2/10 (a)	683	3,961
REMEC, Inc. (a)	18,012	93,482
SafeNet, Inc. (a)	7,001	199,178
Science Dynamics Corp. (a)	3,000	270
SCM Microsystems, Inc. (a)	4,117	11,733
SeaChange International, Inc. (a)(d)	7,931	121,186
SiRF Technology Holdings, Inc.	14,089	140,608
SpectraLink Corp.	7,222	68,826
Stratex Networks, Inc. (a)	28,330	72,525
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Stratos International, Inc. (a)	2,179	$ 8,498
Sunrise Telecom, Inc.	16,442	43,571
Sycamore Networks, Inc. (a)	88,267	336,297
Symmetricom, Inc. (a)	19,029	152,993
Tekelec (a)	21,421	391,362
Telular Corp. (a)	4,093	23,453
TeraForce Technology Corp. (a)(d)	5,500	1,155
Terayon Communication Systems, Inc. (a)	17,767	28,960
Tollgrade Communications, Inc. (a)	3,530	29,334
TPC Liquidation, Inc. (a)	908	10
Tut Systems, Inc. (a)	5,240	10,160
UTStarcom, Inc. (a)(d)	34,304	530,683
Veramark Technologies, Inc. (a)	1,700	1,700
Verilink Corp. (a)	5,552	16,101
Verso Technologies, Inc. (a)	29,089	28,216
ViaSat, Inc. (a)	8,187	162,266
Vyyo, Inc. (a)	7,423	39,720
Wegener Corp. (a)	11,602	15,547
Westell Technologies, Inc. Class A (a)	23,209	105,137
WJ Communications, Inc. (a)	17,073	48,146
YDI Wireless, Inc. (a)(d)	2,250	6,188
Zhone Technologies, Inc. (a)	31,159	99,709
		17,616,389
Computers & Peripherals - 1.1%
ActivCard Corp. (a)	10,107	61,349
Advanced Digital Information Corp. (a)	18,184	172,021
Alpha Technologies Group, Inc. (a)	4,396	6,418
Applied Films Corp. (a)	4,696	93,450
Avid Technology, Inc. (a)(d)	9,949	430,493
Concurrent Computer Corp. (a)	15,381	26,917
CopyTele, Inc. (a)(d)	16,655	13,657
Cray, Inc. (a)	26,816	102,437
Crossroads Systems, Inc. (a)	3,368	4,715
Datalink Corp. (a)	2,058	3,910
Dataram Corp. (a)	3,649	21,930
Diebold, Inc.	21,360	1,044,290
Dot Hill Systems Corp. (a)	12,285	94,103
Drexler Technology Corp. (a)(d)	2,282	18,005
Electronics for Imaging, Inc. (a)	18,488	367,541
Exabyte Corp. (a)(d)	8,140	5,047
FOCUS Enhancements, Inc. (a)(d)	7,672	9,820
Hauppauge Digital, Inc. (a)	4,117	15,809
HEI, Inc. (a)(d)	3,368	6,062
Hutchinson Technology, Inc. (a)	7,661	186,316
Hypercom Corp. (a)	11,443	83,534
iCAD, Inc. (a)	5,579	18,411
Imation Corp.	10,755	370,295
Immersion Corp. (a)	12,108	72,890
InFocus Corp. (a)	16,952	145,109
Innovex, Inc. (a)	4,552	18,390
Intergraph Corp. (a)	13,567	351,928

	Shares	Value (Note 1)
Interphase Corp. (a)	2,203	$ 22,625
Iomega Corp.	11,658	50,596
Komag, Inc. (a)	7,750	86,955
Maxtor Corp. (a)	76,031	319,330
Media 100, Inc. (a)(d)	7,459	45
Mobility Electronics, Inc. (a)	8,655	63,960
MTI Technology Corp. (a)(d)	9,637	17,636
Neoware Systems, Inc. (a)	5,768	45,856
Novatel Wireless, Inc. (a)	7,913	155,490
nStor Technologies, Inc. (a)	58,500	12,870
Overland Storage, Inc. (a)	6,049	79,242
PalmOne, Inc. (a)(d)	17,225	562,396
Pinnacle Systems, Inc. (a)	27,413	102,525
Presstek, Inc. (a)(d)	9,169	80,137
Printronix, Inc. (a)	1,310	19,493
Qualstar Corp. (a)	2,735	15,070
Quantum Corp. (a)	55,918	131,407
Rimage Corp. (a)	3,259	43,019
SanDisk Corp. (a)	50,274	1,173,898
SBS Technologies, Inc. (a)	5,427	55,681
Seagate Technology (d)	139,881	1,528,899
Silicon Graphics, Inc. (a)(d)	71,260	112,591
SimpleTech, Inc. (a)	16,223	61,485
Socket Communications, Inc. (a)	8,047	21,244
SteelCloud, Inc., (a)(d)	4,772	10,880
Storage Computer Corp. (a)	5,800	1,508
Storage Technology Corp. (a)	32,612	790,841
Stratasys, Inc. (a)	3,681	91,767
Synaptics, Inc. (a)	9,446	173,523
Transact Technologies, Inc. (a)	2,830	50,374
UNOVA, Inc. (a)	18,756	273,462
ViewCast.com, Inc. (a)(d)	10,386	3,220
VPGI Corp. (a)	1,500	60
Western Digital Corp. (a)	64,091	478,119
Xybernaut Corp. (a)(d)	52,914	66,143
Zoom Technologies, Inc. (a)	5,240	14,148
		10,461,342
Electronic Equipment & Instruments - 1.8%
Advanced Photonix, Inc. Class A (a)(d)	11,134	18,928
Aeroflex, Inc. (a)	27,169	273,864
Aetrium, Inc. (a)	100	477
Agilysys, Inc.	13,133	204,612
Allied Motion Technologies, Inc. (a)(d)	3,555	21,042
American Building Control, Inc. (a)	7,859	8,173
American Technical Ceramics Corp. (a)	2,713	18,313
American Technology Corp. (a)(d)	2,713	16,983
Amphenol Corp. Class A (a)	25,454	765,147
Andrea Electronics Corp. (a)	3,700	370
Anixter International, Inc.	11,406	402,290
APA Optics, Inc. (a)	3,836	5,754
Arrow Electronics, Inc. (a)	38,139	825,328
Avnet, Inc. (a)	34,597	549,400
AVX Corp.	49,789	576,557
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Axcess, Inc. (a)	6,529	$ 14,364
BEI Technologies, Inc.	4,023	112,000
Bell Industries, Inc. (a)	7,298	20,361
Bell Microproducts, Inc. (a)	7,111	53,972
Benchmark Electronics, Inc. (a)	13,477	387,599
Brightpoint, Inc. (a)	5,430	71,948
CalAmp Corp. (a)	5,601	32,766
CDW Corp.	25,032	1,464,372
CellStar Corp. (a)	7,347	35,339
Checkpoint Systems, Inc. (a)	10,850	163,835
Chyron Corp. (a)	7,000	3,150
Cognex Corp.	15,035	402,487
Coherent, Inc. (a)	9,627	244,815
Computer Access Technology Corp. (a)	3,835	14,765
CTS Corp.	13,666	155,792
CyberOptics Corp. (a)	1,204	21,082
Daktronics, Inc. (a)	7,071	165,037
DDi Corp. (a)	12,004	67,703
Digital Theater Systems, Inc.	4,601	59,353
Digital Video Systems, Inc. (a)	1,400	994
Dionex Corp. (a)	6,444	296,811
Duraswitch Industries, Inc. (a)	4,023	10,058
Electro Scientific Industries, Inc. (a)	9,507	196,700
eMagin Corp. (a)(d)	28,133	22,225
En Pointe Technologies, Inc. (a)	2,994	6,437
Excel Technology, Inc. (a)	4,513	111,652
Fargo Electronics, Inc. (a)	4,491	44,236
FARO Technologies, Inc. (a)(d)	4,015	82,589
Flir Systems, Inc. (a)	9,219	538,113
Frequency Electronics, Inc.	1,170	13,689
Giga-Tronics, Inc. (a)	4,585	7,336
Global Imaging Systems, Inc. (a)	7,166	200,648
GTSI Corp. (a)	3,743	29,907
I. D. Systems Inc. (a)	2,045	26,972
Identix, Inc. (a)	33,875	155,825
Ingram Micro, Inc. Class A (a)	52,104	772,181
Interlink Electronics, Inc. (a)	2,903	24,095
Iteris Holdings, Inc. (a)(d)	4,304	13,988
Itron, Inc. (a)	7,450	139,092
Keithley Instruments, Inc.	4,405	70,921
KEMET Corp. (a)	28,832	249,973
Landauer, Inc.	3,246	145,356
LeCroy Corp. (a)	3,181	45,202
Lexar Media, Inc. (a)	24,728	141,939
LightPath Technologies, Inc. Class A (a)(d)	1,150	6,544
Littelfuse, Inc. (a)	7,278	265,065
LoJack Corp. (a)	6,991	73,126
Maxwell Technologies, Inc. (a)	3,836	36,672
Measurement Specialties, Inc. (a)	2,433	56,713
Mechanical Technology, Inc. (a)(d)	9,637	42,605
Merix Corp. (a)(d)	4,257	42,400

	Shares	Value (Note 1)
Methode Electronics, Inc. Class A	13,856	$ 182,622
Metrologic Instruments, Inc. (a)	6,046	87,002
Micronetics, Inc. Delaware (a)	3,743	32,003
MTS Systems Corp.	8,339	181,373
National Instruments Corp.	24,405	636,238
Newport Corp. (a)	11,168	139,600
NU Horizons Electronics Corp. (a)	3,462	21,984
OSI Systems, Inc. (a)(d)	6,635	96,606
OYO Geospace Corp. (a)	1,267	21,387
Panavision, Inc. (a)(d)	2,531	15,819
Park Electrochemical Corp.	6,884	152,481
Parlex Corp. (a)	2,058	12,142
Paxar Corp. (a)	15,371	311,109
PC Connection, Inc. (a)	6,035	39,831
Pemstar, Inc. (a)	10,011	17,619
Perceptron, Inc. (a)	2,600	17,056
PFSweb, Inc. (a)(d)	9,080	13,620
Photon Dynamics, Inc. (a)	4,502	101,160
Planar Systems, Inc. (a)	3,555	40,385
Plexus Corp. (a)	12,853	151,537
RadiSys Corp. (a)	5,383	62,443
Research Frontiers, Inc. (a)(d)	3,836	23,246
RF Industries Ltd. (a)	2,339	17,776
Richardson Electronics Ltd.	4,959	41,308
Rofin-Sinar Technologies, Inc. (a)	6,310	177,311
Rogers Corp. (a)	5,263	244,151
Satcon Technology Corp. (a)	5,988	13,114
ScanSource, Inc. (a)	4,210	252,768
Sigmatron International, Inc. (a)	762	6,949
Sirenza Microdevices, Inc. (a)	8,140	35,328
Somera Communications, Inc. (a)	13,567	18,180
Spatializer Audio Labs, Inc. (a)	12,700	1,334
Spectrum Control, Inc. (a)	4,200	33,432
Staktek Holdings, Inc.	7,258	40,790
StockerYale, Inc. (a)(d)	2,400	3,384
Suntron Corp. (a)	13,394	62,148
Superconductor Technologies, Inc. (a)	18,291	20,303
Taser International, Inc. (a)(d)	7,956	219,506
Tech Data Corp. (a)	17,830	671,478
Technitrol, Inc. (a)	12,221	217,045
Thermogenesis Corp. (a)(d)	7,766	30,443
Trimble Navigation Ltd. (a)	14,577	401,451
TTM Technologies, Inc. (a)	13,662	128,833
Universal Display Corp. (a)	12,461	108,411
Veeco Instruments, Inc. (a)	8,892	172,149
Viisage Technology, Inc. (a)	9,731	63,154
Vishay Intertechnology, Inc. (a)(d)	50,446	643,187
Woodhead Industries, Inc.	3,396	44,861
X-Rite, Inc.	5,047	70,658
Zomax, Inc. (a)	12,351	41,882
Zygo Corp. (a)	5,333	53,170
		17,239,809
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.1%
24/7 Real Media, Inc. (a)	16,663	$ 54,488
Akamai Technologies, Inc. (a)	38,156	513,198
America Online Latin America, Inc. (a)(d)	43,709	17,921
Apropos Technology, Inc. (a)	3,518	11,363
aQuantive, Inc. (a)	23,006	199,232
Ariba, Inc. (a)	22,599	168,137
Art Technology Group, Inc. (a)	24,755	23,790
Ask Jeeves, Inc. (a)	16,713	433,201
Autobytel, Inc. (a)	12,311	86,669
Bankrate, Inc. (a)	3,181	34,100
Blue Coat Systems, Inc. (a)	3,144	45,965
Blue Martini Software, Inc. (a)	3,020	8,184
Braun Consulting, Inc. (a)	8,234	8,481
BroadVision, Inc. (a)(d)	7,431	19,469
Calico Commerce, Inc.	2,388	0
Centra Software, Inc. (a)	7,775	11,663
Chordiant Software, Inc. (a)	17,313	48,130
Clarus Corp. (a)	6,737	63,193
Click Commerce, Inc. (a)	880	4,532
CMGI, Inc. (a)	138,834	163,824
CNET Networks, Inc. (a)	48,159	391,533
Commerce One, Inc. (a)(d)	4,865	2,968
Communication Intelligence Corp. (a)	7,900	3,239
Corillian Corp. (a)	12,538	56,421
Critical Path, Inc. (a)(d)	3,807	2,698
CyberCash, Inc. rights 12/31/03	400	4
CyberSource Corp. (a)	17,560	89,556
deltathree, Inc. (a)(d)	4,398	8,796
Digital Impact, Inc. (a)	10,245	14,445
Digital Insight Corp. (a)	13,588	203,276
Digital River, Inc. (a)	8,664	208,542
Digitas, Inc. (a)	15,591	111,476
DoubleClick, Inc. (a)(d)	44,740	234,885
DSL.net, Inc. (a)	12,818	3,076
Dynabazaar, Inc.	5,600	1,624
EarthLink, Inc. (a)	54,002	540,560
EasyLink Services Corp. Class A (a)	9,785	11,448
eCollege.com (a)	6,096	39,990
EDGAR Online, Inc. (a)(d)	3,836	3,222
eGain Communications Corp. (a)	1,156	705
Elcom International, Inc. (a)	6,500	1,105
Entrust, Inc. (a)	15,165	40,642
Equinix, Inc. (a)	6,523	207,366
FindWhat.com (a)(d)	6,368	93,291
Firstwave Technologies, Inc. (a)	1,123	1,494
GlowPoint, Inc. (a)	7,746	9,295
GoRemote Internet Communications, Inc. (a)(d)	9,774	14,563
High Speed Access Corp.	17,600	0
Homestore, Inc. (a)(d)	33,174	72,319
Hyperfeed Technologies, Inc. (a)	702	2,668

	Shares	Value (Note 1)
I-Many, Inc. (a)	9,263	$ 7,874
iBasis, Inc. (a)(d)	9,824	20,434
Imergent, Inc. (a)(d)	3,575	35,250
InfoSpace, Inc. (a)	9,525	361,950
Innodata Isogen, Inc. (a)(d)	7,485	29,266
InsWeb Corp. (a)	283	872
Interland, Inc. (a)	4,656	18,298
Internap Network Services Corp. (a)	72,216	37,552
Internet America, Inc. (a)(d)	6,082	3,528
Internet Capital Group, Inc. (a)	15,063	82,847
Internet Commerce Corp. Class A (a)(d)	3,400	3,261
Interwoven, Inc. (a)	11,373	86,321
Intraware, Inc. (a)(d)	18,917	25,160
iPass, Inc.	15,593	97,456
IPIX Corp. (a)(d)	5,133	42,450
iVillage, Inc. (a)	27,650	160,647
J Net Enterprises, Inc. (a)	5,333	11,199
j2 Global Communications, Inc. (a)(d)	6,366	160,805
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)	5,988	86,048
Kana Software, Inc. (a)	4,505	6,983
Keynote Systems, Inc. (a)	6,393	86,050
Kintera, Inc. (d)	6,752	49,155
LivePerson, Inc. (a)	14,420	38,934
LookSmart Ltd. (a)	25,824	39,769
Loudeye Corp. (a)(d)	9,731	10,801
LQ Corp., Inc. (a)	1,092	2,184
Marchex, Inc. Class B (d)	7,986	73,152
Marketwatch.com, Inc. (a)(d)	3,836	36,058
MatrixOne, Inc. (a)	16,348	76,509
Modem Media, Inc. Class A (a)	10,716	52,080
Navidec, Inc. (a)	464	1,485
NaviSite, Inc. (a)(d)	8,077	11,631
Neoforma, Inc. (a)(d)	4,996	50,959
Neomedia Technologies, Inc. (a)	5,500	404
Net2Phone, Inc. (a)(d)	18,989	56,777
Netegrity, Inc. (a)	9,108	55,286
NetRatings, Inc. (a)	13,551	209,498
NIC, Inc. (a)	14,170	76,660
Niku Corp. (a)(d)	2,199	28,477
On2.Com, Inc. (a)	12,070	8,208
Online Resources & Comms Corp. (a)	2,835	19,590
Onvia.com, Inc. (a)(d)	1,133	6,390
Openwave Systems, Inc. (a)	22,485	209,560
Optio Software, Inc. (a)	3,200	3,728
PEC Solutions, Inc. (a)(d)	6,935	73,026
Persistence Software, Inc. (a)	390	1,451
Plumtree Software, Inc. (a)	6,082	20,436
Primus Knowledge Solutions, Inc. (a)	4,865	5,449
Private Business, Inc. (a)	2,038	4,076
ProcureNet, Inc. (a)	800	0
Quovadx, Inc. (a)	11,829	21,529
Raindance Communications, Inc. (a)	10,947	18,063
RealNetworks, Inc. (a)	58,843	292,450
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Register.com, Inc. (a)	14,915	$ 85,761
Retek, Inc. (a)	14,383	54,224
S1 Corp. (a)	20,562	162,440
Saba Software, Inc. (a)(d)	1,965	7,801
Salon Media Group, Inc. (a)	4,600	644
SAVVIS Communications Corp. (a)(d)	27,674	33,762
SeeBeyond Technology Corp. (a)	36,509	109,892
Selectica, Inc. (a)	7,017	26,594
SmartServ Online, Inc. (a)(d)	283	368
SonicWALL, Inc. (a)	25,492	137,657
Sportsline.com, Inc. (a)	14,242	24,354
Stellent, Inc. (a)	7,152	49,420
Supportsoft, Inc. (a)	10,667	107,843
Synergy Brands, Inc. (a)(d)	515	1,226
Terremark Worldwide, Inc. (a)(d)	77,351	48,731
The Knot, Inc. (a)(d)	4,092	14,322
The Sedona Corp. (a)	8,300	2,158
The viaLink Co. (a)(d)	3,000	150
TheStreet.com, Inc. (a)	5,520	18,768
Tippingpoint Technologies, Inc. (a)(d)	3,514	67,996
Track Data Corp.	10,011	7,708
Tucows, Inc. (a)	6,900	3,588
Tumbleweed Communications Corp. (a)	13,941	29,276
United Online, Inc. (a)	18,687	179,021
US Dataworks, Inc. (a)(d)	4,512	4,241
ValueClick, Inc. (a)	29,441	212,858
VCampus Corp. (a)(d)	380	585
VeriSign, Inc. (a)	77,022	1,337,102
Via Net.Works, Inc. (a)	20,595	13,799
Vignette Corp. (a)	115,667	139,957
Visual Data Corp. (a)(d)	1,100	1,815
Vitria Technology, Inc. (a)	7,321	21,158
Webb Interactive Services, Inc. (a)(d)	4,865	2,141
WebEx Communications, Inc. (a)	12,746	247,272
webMethods, Inc. (a)	14,496	59,289
Websense, Inc. (a)	6,252	239,764
WorldGate Communications, Inc. (a)(d)	10,573	18,291
Zix Corp. (a)(d)	12,791	53,083
		10,729,832
IT Services - 2.0%
Acxiom Corp.	28,949	650,484
Affinity Technology Group, Inc. (a)	12,100	545
Alliance Data Systems Corp. (a)	23,594	901,291
Analysts International Corp. (a)	9,684	29,536
Answerthink, Inc. (a)	11,611	65,602
Anteon International Corp. (a)	13,049	428,660
Applied Digital Solutions, Inc. (a)	8,715	19,783
BearingPoint, Inc. (a)	60,911	491,552
BrightStar Information Technology Group, Inc. (a)	4,500	113
CACI International, Inc. Class A (a)	9,802	477,259

	Shares	Value (Note 1)
Carreker Corp. (a)	6,269	$ 63,944
Ceridian Corp. (a)	43,941	812,469
Certegy, Inc.	18,151	696,635
CheckFree Corp. (a)	26,003	708,582
Ciber, Inc. (a)	18,328	123,531
Cognizant Technology Solutions Corp. Class A (a)	41,000	1,124,220
Competitive Technologies, Inc. (a)(d)	3,836	15,152
CompuCom Systems, Inc. (a)	12,070	54,798
Computer Horizons Corp. (a)	7,299	28,539
Computer Task Group, Inc. (a)	11,529	37,469
Corio, Inc. (a)	16,619	22,768
Covansys Corp. (a)	8,731	82,508
CSG Systems International, Inc. (a)	19,877	287,620
CSP, Inc. (a)	3,555	24,707
DigitalNet Holdings, Inc.	3,361	73,068
Direct Insite Corp. (a)	53	125
DST Systems, Inc. (a)	26,709	1,208,315
DynTek, Inc. Class A (a)	8,047	5,231
Edgewater Technology, Inc. (a)	4,972	24,164
eFunds Corp. (a)	13,253	196,807
eLoyalty Corp. (a)	4,341	25,829
Enherent Corp. (a)	8,200	820
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)	9,810	172,264
Forrester Research, Inc. (a)	8,617	145,886
Gartner, Inc. Class A (a)	40,631	485,540
Global Payments, Inc.	12,468	553,080
Hewitt Associates, Inc. Class A (a)	27,098	715,658
iGate Corp. (a)	13,687	40,377
Indus International, Inc. (a)(d)	18,393	30,165
Infocrossing, Inc. (a)(d)	4,968	67,167
Inforte Corp. (a)	1,679	14,690
infoUSA, Inc. (a)	16,450	149,531
Integral Systems, Inc.	2,620	45,667
InteliData Technologies Corp. (a)	12,461	4,984
Intelligroup, Inc. (a)(d)	4,585	8,299
InterCept, Inc. (a)	4,865	84,213
Intrado, Inc. (a)	4,678	43,225
iPayment, Inc. (a)	6,228	219,226
Iron Mountain, Inc. (a)	41,100	1,267,113
Keane, Inc. (a)	22,570	318,237
Lightbridge, Inc. (a)	5,332	23,994
Lionbridge Technologies, Inc. (a)	12,961	103,299
Manchester Technologies, Inc. (a)	1,778	8,446
ManTech International Corp. Class A (a)	9,479	151,854
Maximus, Inc. (a)	6,508	189,318
Meta Group, Inc. (a)	6,830	32,443
MPS Group, Inc. (a)	35,401	316,131
MTM Technologies, Inc. (a)	1,200	1,740
National Processing, Inc. (a)	17,346	458,975
New Century Equity Holdings Corp. (a)	5,500	1,430
Pegasus Solutions, Inc. (a)	6,082	76,207
Perot Systems Corp. Class A (a)	37,410	497,927
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Rainmaker Systems, Inc. (a)(d)	32,402	$ 53,139
RightNow Technologies, Inc. (d)	276	2,512
Safeguard Scientifics, Inc. (a)	34,401	61,234
Sapient Corp. (a)	43,233	324,248
SM&A (a)	4,117	27,131
SRA International, Inc. Class A (a)	6,421	291,064
StarTek, Inc.	4,563	142,046
Storage Engine, Inc. (a)	500	6
Sykes Enterprises, Inc. (a)	10,853	49,273
Syntel, Inc. (d)	13,836	211,276
Technology Solutions Co. (a)	8,889	8,889
TechTeam Global, Inc. (a)	6,114	60,284
The BISYS Group, Inc. (a)	38,695	549,469
The Management Network Group, Inc. (a)	14,649	24,610
Tier Technologies, Inc. Class B (a)	4,678	39,295
Titan Corp. (a)	25,668	339,844
TNS, Inc.	7,353	144,266
Total System Services, Inc. (d)	62,560	1,391,334
TSR, Inc.	4,079	24,270
Tyler Technologies, Inc. (a)	11,474	104,413
WidePoint Corp. (a)	5,600	1,848
Zamba Corp. (a)	4,700	517
Zanett, Inc. (a)(d)	5,579	21,981
		18,782,161
Office Electronics - 0.1%
Intelli-Check, Inc. (a)(d)	1,429	7,345
Zebra Technologies Corp. Class A (a)	22,516	1,286,789
		1,294,134
Semiconductors & Semiconductor Equipment - 2.4%
8X8, Inc. (a)(d)	9,978	20,754
Actel Corp. (a)	8,143	117,666
ADE Corp. (a)	4,152	79,801
Advanced Energy Industries, Inc. (a)	9,888	96,507
Advanced Power Technology, Inc. (a)	3,930	30,261
Agere Systems, Inc. Class A (a)	529,635	640,858
Alliance Semiconductor Corp. (a)	9,169	35,026
AMIS Holdings, Inc.	22,175	266,987
Amkor Technology, Inc. (a)(d)	59,715	226,917
Amtech Systems, Inc. (a)	4,491	19,401
ANADIGICS, Inc. (a)	7,298	27,368
Artisan Components, Inc. (a)	7,726	212,851
Asyst Technologies, Inc. (a)	15,207	69,344
Atheros Communications, Inc. (d)	8,863	70,549
Atmel Corp. (a)	157,943	551,221
ATMI, Inc. (a)	9,931	187,100
August Technology Corp. (a)	4,304	41,232
Axcelis Technologies, Inc. (a)	29,836	232,721
AXT, Inc. (a)	6,269	9,215
Brooks Automation, Inc. (a)	16,636	206,785

	Shares	Value (Note 1)
Cabot Microelectronics Corp. (a)	8,372	$ 279,541
California Micro Devices Corp. (a)	4,585	24,576
Catalyst Semiconductor, Inc. (a)	7,298	38,315
Celeritek, Inc.	4,865	17,028
Ceva, Inc. (a)	6,171	44,123
Cirrus Logic, Inc. (a)	33,229	168,139
Cohu, Inc.	8,486	133,909
Conexant Systems, Inc. (a)	145,523	216,829
Credence Systems Corp. (a)(d)	20,863	139,156
Cree, Inc. (a)(d)	23,958	599,190
Cymer, Inc. (a)	12,210	326,251
Cypress Semiconductor Corp. (a)	40,063	391,015
Diodes, Inc. (a)	3,747	71,980
DPAC Technologies Corp. (a)(d)	7,111	3,271
DSP Group, Inc. (a)	8,476	161,129
DuPont Photomasks, Inc. (a)	7,220	112,776
Electroglas, Inc. (a)(d)	6,456	16,269
EMCORE Corp. (a)	9,356	21,799
Entegris, Inc. (a)	21,066	167,685
ESS Technology, Inc. (a)	12,644	86,232
Exar Corp. (a)	13,170	181,614
Fairchild Semiconductor International, Inc. (a)	39,802	490,759
FEI Co. (a)	9,735	184,868
FormFactor, Inc. (a)	7,606	133,105
Freescale Semiconductor, Inc. Class A	123,489	1,716,497
FSI International, Inc. (a)	7,956	38,666
Genesis Microchip, Inc. (a)	11,193	133,868
Genus, Inc. (a)(d)	8,140	17,479
Helix Technology Corp.	9,423	128,247
Hi/fn, Inc. (a)	3,346	25,898
Hytek Microsystems, Inc. (a)	4,300	4,730
Ibis Technology Corp. (a)(d)	5,001	26,705
Integrated Circuit Systems, Inc. (a)	24,673	542,313
Integrated Device Technology, Inc. (a)	34,807	372,783
Integrated Silicon Solution, Inc. (a)	13,777	108,701
International Rectifier Corp. (a)	21,427	704,091
Intersil Corp. Class A	50,334	877,322
Intevac, Inc. (a)	4,350	19,575
IXYS Corp. (a)	8,168	54,236
JMAR Technologies, Inc. (a)	5,707	7,362
Kopin Corp. (a)	28,979	114,757
Kulicke & Soffa Industries, Inc. (a)(d)	14,693	80,518
Lam Research Corp. (a)	43,829	944,515
Lattice Semiconductor Corp. (a)	33,106	150,963
Leadis Technology, Inc.	8,107	81,232
Logic Devices, Inc. (a)	8,982	10,329
LogicVision, Inc. (a)	5,047	9,085
LTX Corp. (a)	19,594	100,713
Mattson Technology, Inc. (a)	19,712	147,052
MEMC Electronic Materials, Inc. (a)	63,906	511,248
Micrel, Inc. (a)	31,567	306,516
Micro Component Technology, Inc. (a)	6,643	4,517
Micro Linear Corp. (a)	7,672	42,810
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc.	62,334	$ 1,644,994
Microsemi Corp. (a)	17,632	190,249
Mindspeed Technologies, Inc. (a)	34,630	104,929
MIPS Technologies, Inc. (a)	19,049	97,150
MKS Instruments, Inc. (a)	17,323	232,821
Monolithic System Technology, Inc. (a)(d)	8,011	32,204
Mykrolis Corp. (a)	11,898	105,059
Nanometrics, Inc. (a)(d)	3,555	34,981
NeoMagic Corp. (a)(d)	12,538	13,416
NVE Corp. (a)(d)	1,357	44,781
Omnivision Technologies, Inc. (a)(d)	16,758	174,786
ON Semiconductor Corp. (a)	88,377	263,363
PDF Solutions, Inc. (a)	5,506	50,875
Pericom Semiconductor Corp. (a)	12,297	121,248
Photronics, Inc. (a)(d)	10,308	147,920
Pixelworks, Inc. (a)	15,189	158,573
PLX Technology, Inc. (a)	7,859	49,355
Power Integrations, Inc. (a)(d)	10,861	218,089
QuickLogic Corp. (a)	5,545	14,589
Rambus, Inc. (a)	33,835	433,765
Ramtron International Corp. (a)(d)	4,828	14,725
RF Micro Devices, Inc. (a)	57,311	293,432
Rudolph Technologies, Inc. (a)	5,062	82,004
Semitool, Inc. (a)	8,047	61,479
Semtech Corp. (a)	22,582	408,508
Sigma Designs, Inc. (a)(d)	4,352	30,246
Sigmatel, Inc.	8,548	143,521
Silicon Image, Inc. (a)	26,669	293,359
Silicon Laboratories, Inc. (a)	17,149	562,316
Silicon Storage Technology, Inc. (a)	30,901	178,299
Siliconix, Inc. (a)	9,894	338,968
Sipex Corp. (a)	7,298	34,811
Skyworks Solutions, Inc. (a)	48,246	401,889
SRS Labs, Inc. (a)	2,620	13,336
Standard Microsystems Corp. (a)	6,545	103,869
Supertex, Inc. (a)	3,555	60,648
Tegal Corp. (a)	10,666	11,839
Tessera Technologies, Inc.	12,389	241,462
Therma-Wave, Inc. (a)(d)	6,802	23,127
Three-Five Systems, Inc. (a)	5,269	15,438
Transmeta Corp. (a)(d)	70,922	100,709
Transwitch Corp. (a)(d)	22,128	30,537
Trident Microsystems, Inc. (a)	6,737	91,488
Tripath Technology, Inc. (a)(d)	12,885	18,426
TriQuint Semiconductor, Inc. (a)	40,524	153,991
Ultratech, Inc. (a)	6,925	110,246
Varian Semiconductor Equipment Associates, Inc. (a)	11,096	310,688
Virage Logic Corp. (a)	6,362	59,803
Vitesse Semiconductor Corp. (a)	68,297	172,108
Volterra Semiconductor Corp. (d)	2,101	17,018

	Shares	Value (Note 1)
White Electronic Designs Corp. (a)	5,571	$ 27,576
Zilog, Inc. (a)	8,368	64,601
Zoran Corp. (a)	12,216	192,280
		23,230,745
Software - 2.4%
Accelrys, Inc. (a)	5,988	35,329
Acclaim Entertainment, Inc. (a)	10,105	455
Activision, Inc. (a)	43,974	632,786
Actuate Corp. (a)	13,006	40,709
Adept Technology, Inc. (a)(d)	6,456	8,070
Advent Software, Inc. (a)	9,993	168,682
Agile Software Corp. (a)	14,925	113,729
Altiris, Inc. (a)(d)	10,171	241,358
American Software, Inc. Class A	5,825	34,944
Analytical Surveys, Inc. (a)(d)	240	422
Ansoft Corp. (a)	4,117	61,549
Ansys, Inc. (a)	5,544	250,034
Applix, Inc. (a)	3,275	14,672
ARI Network Services, Inc. (a)	2,620	3,301
Artisoft, Inc. (a)(d)	1,066	2,025
Ascential Software Corp. (a)	20,341	263,619
Aspen Technology, Inc. (a)(d)	17,144	99,264
Atari, Inc. (a)	40,661	59,772
Authentidate Holding Corp. (a)(d)	8,307	58,149
Avatech Solutions, Inc.	735	323
Axeda Systems, Inc. (a)	3,555	2,062
AXS-One, Inc. (a)	5,614	12,070
BEA Systems, Inc. (a)	130,274	859,808
BindView Development Corp. (a)	17,684	55,705
Bitstream, Inc. Class A (a)	3,682	6,447
Blackbaud, Inc.	280	2,968
Borland Software Corp. (a)	22,780	185,201
Bottomline Technologies, Inc. (a)	7,799	66,603
BSQUARE Corp. (a)	11,321	6,793
Cadence Design Systems, Inc. (a)(d)	84,765	1,053,629
CAM Commerce Solutions, Inc. (a)	1,965	29,259
Captaris, Inc. (a)	10,666	52,263
Captiva Software Corp. (a)	2,433	25,571
Catapult Communications Corp. (a)	3,462	82,742
CCC Information Services Group, Inc. (a)	9,497	163,633
Concord Communications, Inc. (a)	4,320	37,411
Concur Technologies, Inc. (a)	8,963	94,112
Convera Corp. Class A (a)(d)	8,548	22,225
Datakey, Inc. (a)	3,000	960
Datastream Systems, Inc. (a)	4,006	25,518
Datawatch Corp. (a)	3,120	10,140
Digimarc Corp. (a)	4,491	38,623
DocuCorp International, Inc. (a)	5,314	43,628
Dynamics Research Corp. (a)	2,901	46,126
E.piphany, Inc. (a)	21,168	83,190
ebix.com, Inc. (a)	421	5,401
Embarcadero Technologies, Inc. (a)	7,901	62,576
eMerge Interactive, Inc. Class A (a)	4,201	4,957
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Epicor Software Corp. (a)	16,904	$ 167,350
EPIQ Systems, Inc. (a)(d)	7,558	120,777
ePlus, Inc. (a)	3,612	40,960
Evans & Sutherland Computer Corp. (a)	4,929	22,920
Evolving Systems, Inc. (a)	3,885	10,917
Extended Systems, Inc. (a)	5,520	17,283
FactSet Research Systems, Inc.	10,831	482,304
Fair, Isaac & Co., Inc.	22,018	592,945
FileNET Corp. (a)	10,997	215,981
Fonix Corp. (a)	595	95
Forgent Networks, Inc. (a)	9,544	14,602
Gensym Corp. (a)	4,023	7,966
Geoworks Corp. (a)	1,600	88
GraphOn Corp. (a)	7,300	2,190
Guardian Technologies International (a)(d)	560	1,540
Hyperion Solutions Corp. (a)	10,645	389,181
Inet Technologies, Inc. (a)	12,249	147,355
Informatica Corp. (a)	29,218	172,971
Information Architects Corp. (a)(d)	586	176
Intellisync Corp. (a)(d)	36,225	81,144
Interactive Intelligence, Inc. (a)	2,713	10,608
Internet Security Systems, Inc. (a)	16,921	243,493
InterVideo, Inc.	4,632	56,047
Intervoice, Inc. (a)	14,415	130,167
Intrusion, Inc. (a)(d)	1,567	1,880
Island Pacific, Inc. (a)	6,262	2,630
Jack Henry & Associates, Inc.	28,483	515,827
JDA Software Group, Inc. (a)	8,114	80,166
Kronos, Inc. (a)	10,588	452,955
Lawson Software, Inc. (a)	37,697	211,103
Level 8 Systems, Inc. (a)(d)	8,282	828
Logility, Inc. (a)	7,206	32,787
Macromedia, Inc. (a)	20,630	399,809
Macrovision Corp. (a)	16,793	397,154
Magma Design Automation, Inc. (a)	9,450	155,925
Manhattan Associates, Inc. (a)	8,659	202,101
Manugistics Group, Inc. (a)	22,995	52,889
MAPICS, Inc. (a)	7,749	71,058
MapInfo Corp. (a)	5,123	49,334
McAfee, Inc. (a)	50,416	997,228
Mediware Information Systems, Inc. (a)	1,310	13,152
Mentor Graphics Corp. (a)(d)	24,191	264,650
MetaSolv, Inc. (a)	10,105	25,263
Micromuse, Inc. (a)	28,138	111,708
MICROS Systems, Inc. (a)	5,445	253,410
MicroStrategy, Inc. Class A (a)	4,168	144,254
Midway Games, Inc. (a)(d)	19,693	237,695
Mobius Management Systems, Inc. (a)	6,867	42,919
Moldflow Corp. (a)	3,930	47,160
MRO Software, Inc. (a)	9,923	94,169

	Shares	Value (Note 1)
MSC.Software Corp. (a)	6,830	$ 49,791
Nassda Corp. (a)	10,201	37,438
NAVTEQ Corp.	26,793	880,954
NEON Systems, Inc. (a)	1,123	3,964
Netguru, Inc. (a)	1,800	1,674
NetIQ Corp. (a)	16,460	158,345
NetManage, Inc. (a)	1,259	6,799
NetScout Systems, Inc. (a)	9,644	54,874
Netsmart Technologies, Inc. (d)	3,644	31,375
NetSol Technologies, Inc. (a)	880	1,188
NexPrise, Inc. (a)	293	352
Nuance Communications, Inc. (a)	8,715	35,383
NYFIX, Inc. (a)	11,873	62,927
Omtool Ltd. (a)	200	1,596
ONYX Software Corp. (a)	982	3,673
Open Solutions, Inc.	4,232	97,590
Opnet Technologies, Inc. (a)	6,308	57,340
Opsware, Inc. (a)(d)	24,539	154,596
PalmSource, Inc. (a)(d)	2,695	60,664
PASW, Inc. (a)	3,300	165
Peerless Systems Corp. (a)	6,456	8,065
Pegasystems, Inc. (a)	8,702	55,258
Pervasive Software, Inc. (a)	3,743	22,458
Phoenix Technologies Ltd. (a)	6,540	35,251
Plato Learning, Inc. (a)	5,621	46,092
Portal Software, Inc. (a)	12,774	42,921
Progress Software Corp. (a)	11,094	223,433
QAD, Inc.	13,833	85,765
QRS Corp. (a)	5,286	33,302
Quality Systems, Inc. (a)	2,869	136,679
Quest Software, Inc. (a)	31,965	323,486
Radiant Systems, Inc. (a)	6,737	28,969
Red Hat, Inc. (a)	56,089	687,651
Renaissance Learning, Inc.	9,182	219,542
Reynolds & Reynolds Co. Class A	21,272	521,377
Roxio, Inc. (a)(d)	6,882	23,949
RSA Security, Inc. (a)	21,651	322,383
SAFLINK Corp. (a)(d)	8,642	23,325
Salesforce.com, Inc. (d)	31,100	404,300
ScanSoft, Inc. (a)(d)	35,410	151,201
Scientific Learning Corp. (a)	3,264	19,258
SCO Group, Inc. (a)(d)	3,511	13,588
Secure Computing Corp. (a)	9,430	66,576
Segue Software, Inc. (a)	2,713	9,224
SERENA Software, Inc. (a)	11,431	178,895
Smith Micro Software, Inc. (a)	6,638	30,999
Sonic Foundry, Inc. (a)(d)	10,711	17,887
Sonic Solutions, Inc. (a)(d)	7,911	118,823
SPSS, Inc. (a)	4,238	58,484
SS&C Technologies, Inc.	6,678	109,653
StorageNetworks, Inc.	29,377	0
SumTotal Systems, Inc. (a)(d)	15,011	72,353
Sybase, Inc. (a)	30,481	406,312
Synopsys, Inc. (a)	49,578	791,265
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Synplicity, Inc. (a)	6,924	$ 33,443
Take-Two Interactive Software, Inc. (a)(d)	14,219	465,672
TALX Corp.	3,423	72,773
TeleCommunication Systems, Inc. Class A (a)(d)	3,743	17,330
TenFold Corp. (a)	6,737	8,758
THQ, Inc. (a)	11,571	219,733
TIBCO Software, Inc. (a)	68,403	432,307
Transaction Systems Architects, Inc. Class A (a)	14,337	244,302
Ulticom, Inc. (a)	16,864	161,220
Ultimate Software Group, Inc. (a)(d)	5,716	65,277
VA Software Corp. (a)(d)	13,984	25,311
Vasco Data Security International, Inc. (a)(d)	5,790	11,117
Vastera, Inc. (a)	8,421	15,831
Verint Systems, Inc. (a)	8,627	265,280
Verisity Ltd. (a)	7,893	41,044
Verity, Inc. (a)	11,345	129,900
Versant Corp. (a)	3,088	2,687
Versata, Inc. (a)	616	1,047
VerticalNet, Inc. (a)	4,472	4,919
Viewpoint Corp. (a)(d)	6,830	12,157
Visual Networks, Inc. (a)(d)	9,356	23,390
Voxware, Inc. (a)	6,500	228
WatchGuard Technologies, Inc. (a)	7,672	36,365
Wave Systems Corp. Class A (a)(d)	14,715	11,625
Wind River Systems, Inc. (a)	24,136	261,876
Witness Systems, Inc. (a)	7,796	103,765
		22,612,696
TOTAL INFORMATION TECHNOLOGY		121,967,108
MATERIALS - 3.9%
Chemicals - 1.5%
A. Schulman, Inc.	10,960	219,858
Airgas, Inc.	23,232	516,912
Albemarle Corp.	12,576	418,278
Altair Nanotechnologies, Inc. (a)	15,064	24,404
American Pacific Corp.	6,762	50,377
American Vanguard Corp. (d)	3,835	116,622
Arch Chemicals, Inc.	8,364	228,337
Balchem Corp.	842	23,231
Cabot Corp.	19,493	776,601
Calgon Carbon Corp.	9,644	66,061
Cambrex Corp.	9,584	206,727
Crompton Corp.	35,516	244,705
Cytec Industries, Inc.	12,040	580,810
Eden Bioscience Corp. (a)	11,228	5,726
Ferro Corp.	13,467	276,612
FMC Corp. (a)	10,480	484,490

	Shares	Value (Note 1)
Georgia Gulf Corp.	10,177	$ 386,217
H.B. Fuller Co.	8,778	231,125
Hawkins, Inc.	5,284	63,249
Headwaters, Inc. (a)(d)	11,730	359,055
IMC Global, Inc. (a)	40,711	648,933
Kronos Worldwide, Inc.	14,101	455,321
Landec Corp. (a)	4,226	20,074
LESCO, Inc. (a)	4,008	50,300
LSB Industries, Inc. (a)	3,264	27,254
Lubrizol Corp.	16,126	574,892
Lyondell Chemical Co.	55,584	1,094,449
MacDermid, Inc.	10,165	300,274
Material Sciences Corp. (a)	5,053	64,779
Millennium Chemicals, Inc. (a)	20,940	390,531
Minerals Technologies, Inc.	5,994	336,683
Mississippi Chemical Corp. (a)(d)	800	64
Nanophase Technologies Corp. (a)(d)	5,146	27,583
NewMarket Corp. (a)	4,749	98,257
NL Industries, Inc.	17,561	253,932
Olin Corp.	22,989	388,284
OM Group, Inc. (a)	8,429	287,007
OMNOVA Solutions, Inc. (a)	18,956	111,651
Penford Corp.	1,403	23,907
PolyOne Corp. (a)	28,806	204,523
Quaker Chemical Corp.	4,322	104,895
RPM, Inc.	38,721	612,179
Sensient Technologies Corp.	14,757	309,897
Spartech Corp.	10,195	247,025
Stepan Co.	3,010	68,327
Symyx Technologies, Inc. (a)	9,504	180,101
Terra Industries, Inc. (a)	19,563	146,723
The Scotts Co. Class A (a)	9,917	613,069
Valhi, Inc.	42,212	616,295
Valspar Corp.	15,788	746,615
W.R. Grace & Co. (a)	14,592	111,191
Wellman, Inc.	6,572	48,567
Westlake Chemical Corp. (d)	293	5,128
Zoltek Companies, Inc. (a)(d)	2,526	18,339
		14,466,446
Construction Materials - 0.3%
Continental Materials Corp. (a)(d)	749	21,721
Eagle Materials, Inc.	4,966	322,343
Florida Rock Industries, Inc.	13,678	622,349
Lafarge North America, Inc.	21,284	953,736
Martin Marietta Materials, Inc.	15,558	699,954
Texas Industries, Inc.	7,330	321,054
U.S. Concrete, Inc. (a)(d)	11,868	72,157
		3,013,314
Containers & Packaging - 0.7%
AEP Industries, Inc. (a)	1,858	19,453
Anchor Glass Container Corp.	4,443	37,055
Aptargroup, Inc.	9,918	450,674
Caraustar Industries, Inc. (a)	11,241	178,395
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Chesapeake Corp.	8,263	$ 188,314
Constar International, Inc. (a)	2,862	15,340
Crown Holdings, Inc. (a)	54,043	524,217
Graphic Packaging Corp. (a)	59,283	382,375
Greif Brothers Corp. Class A	7,628	297,492
Longview Fibre Co.	18,356	227,247
Mod-Pacific Corp. (a)	1,684	18,524
Myers Industries, Inc.	8,728	99,325
Owens-Illinois, Inc. (a)	47,525	762,776
Packaging Corp. of America	30,718	703,442
Packaging Dynamics Corp.	5,375	80,625
Rock-Tenn Co. Class A	12,646	182,102
Silgan Holdings, Inc.	5,378	240,666
Smurfit-Stone Container Corp. (a)	75,445	1,338,394
Sonoco Products Co.	29,194	756,417
		6,502,833
Metals & Mining - 1.2%
A.M. Castle & Co. (a)	5,414	49,267
AK Steel Holding Corp. (a)	32,982	200,860
Alliance Resource Partners LP	3,475	170,901
Amcol International Corp.	8,346	142,800
Arch Coal, Inc.	16,832	542,495
Brush Engineered Materials, Inc. (a)	3,773	77,309
Canyon Resources Corp. (a)(d)	8,249	32,914
Carpenter Technology Corp.	7,522	333,225
Century Aluminum Co. (a)	11,816	292,800
Cleveland-Cliffs, Inc. (a)(d)	3,368	224,814
Coeur d'Alene Mines Corp. (a)	63,951	230,224
Commercial Metals Co.	9,066	317,129
Commonwealth Industries, Inc. (a)	2,713	22,843
Compass Minerals International, Inc.	7,192	154,412
CONSOL Energy, Inc.	29,572	948,670
Gibraltar Steel Corp.	5,935	190,098
GrafTech International Ltd. (a)	29,353	312,903
Hecla Mining Co. (a)	34,041	203,565
IMCO Recycling, Inc. (a)	4,721	49,004
International Steel Group, Inc.	28,981	881,022
Massey Energy Co.	24,375	670,800
MK Resources Co. (a)	17,047	40,913
National Steel Corp. Class B (a)	1,400	3
Natural Resource Partners LP (d)	2,339	93,443
NN, Inc.	5,189	52,305
Northwest Pipe Co. (a)	2,655	44,631
Olympic Steel, Inc. (a)	468	9,477
Oregon Steel Mills, Inc. (a)	9,076	131,420
Peabody Energy Corp.	20,517	1,093,966
Penn Virginia Resource Partners LP (d)	2,552	101,034
Quanex Corp.	5,673	261,412
Roanoke Electric Steel Corp.	4,310	59,521
Rock of Ages Corp. Class A	600	4,650
Royal Gold, Inc.	8,255	127,292

	Shares	Value (Note 1)
RTI International Metals, Inc. (a)	5,023	$ 74,792
Ryerson Tull, Inc.	9,376	149,453
Schnitzer Steel Industries, Inc. Class A	6,487	182,285
Southern Peru Copper Corp.	24,795	1,103,378
Steel Dynamics, Inc.	15,558	487,899
Steel Technologies, Inc.	3,368	67,663
Stillwater Mining Co. (a)	32,211	461,262
Titanium Metals Corp. (a)	4,820	112,884
Universal Stainless & Alloy Products, Inc. (a)	384	5,076
USEC, Inc.	29,036	247,387
Weirton Steel Corp. (a)	9,000	5
Westmoreland Coal Co.	1,123	32,848
Wheeling Pittsburgh Corp. (a)(d)	3,638	97,280
WHX Corp. (a)(d)	1,033	1,260
		11,091,594
Paper & Forest Products - 0.2%
Bowater, Inc.	15,824	568,556
Buckeye Technologies, Inc. (a)	16,675	177,922
Deltic Timber Corp.	4,683	173,271
MAXXAM, Inc. (a)	2,331	65,035
P.H. Glatfelter Co.	14,870	188,552
Pope & Talbot, Inc.	3,531	65,076
Potlatch Corp.	8,981	385,285
Schweitzer-Mauduit International, Inc.	3,744	113,855
Wausau-Mosinee Paper Corp.	18,162	284,417
		2,021,969
TOTAL MATERIALS		37,096,156
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.5%
Acceris Communications, Inc. (a)(d)	275	248
Alaska Communication Systems Group, Inc. (a)	8,561	45,973
Allegiance Telecom, Inc. (a)	15,750	72
Atlantic Tele-Network, Inc.	2,585	66,435
Choice One Communications, Inc. (a)(d)	9,422	170
Cincinnati Bell, Inc. (a)	84,541	305,193
Cogent Communications Group, Inc. (a)	1,745	558
Commonwealth Telephone Enterprises, Inc. (a)	7,447	323,572
Corvis Corp. (a)(d)	159,846	169,437
Covad Communications Group, Inc. (a)(d)	77,451	113,078
Covista Communications, Inc. (a)	5,014	9,125
CT Communications, Inc.	6,082	83,749
D&E Communications, Inc. (d)	5,104	58,186
Dial-Thru Intl Corp. (a)	4,800	624
eLEC Communications Corp. (a)	14,200	3,692
General Communications, Inc. Class A (a)	18,974	162,797
Global Crossing Ltd. (a)(d)	6,900	112,815
HickoryTech Corp.	2,807	31,017
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Hungarian Telephone & Cable Corp. (a)	3,053	$ 22,775
IDT Corp. (a)	5,854	85,585
Infonet Services Corp. Class B (a)	98,341	153,412
Level 3 Communications, Inc. (a)(d)	231,527	606,601
Lynch Interactive Corp. (a)	597	18,955
MCI, Inc.	95,800	1,649,676
McLeodUSA, Inc. Class A (a)(d)	39,932	17,171
Moscow CableCom Corp. (a)	3,275	27,838
North Pittsburgh Systems, Inc.	5,561	107,439
Pac-West Telecomm, Inc. (a)	6,849	5,685
Primus Telecommunications Group, Inc. (a)(d)	28,517	51,616
PTEK Holdings, Inc. (a)	16,773	143,745
Shenandoah Telecommunications Co.	1,468	34,558
SureWest Communications (d)	5,402	147,961
Talk America Holdings, Inc. (a)(d)	5,771	33,299
Time Warner Telecom, Inc. Class A (a)	41,308	189,604
U.S. LEC Corp. Class A (a)(d)	5,708	26,200
Warwick Valley Telephone Co.	842	18,945
WorldQuest Networks, Inc. (a)	1,740	4,855
XETA Technologies, Inc. (a)	3,181	11,770
Z-Tel Technologies, Inc. (a)	12,257	8,090
		4,852,521
Wireless Telecommunication Services - 0.8%
Aether Systems, Inc. (a)	10,666	31,251
AirGate PCS, Inc. (a)	1,141	19,739
Alamosa Holdings, Inc. (a)(d)	29,170	239,194
American Tower Corp. Class A (a)	69,375	1,032,994
At Road, Inc. (a)	15,022	60,238
Boston Communications Group, Inc. (a)	3,762	29,532
Centennial Communications Corp. Class A (a)	29,997	159,284
Crown Castle International Corp. (a)(d)	69,418	993,372
Dobson Communications Corp. Class A (a)(d)	33,825	47,355
EMS Technologies, Inc. (a)	5,416	86,656
GoAmerica, Inc. (a)	950	390
LCC International, Inc. (a)	9,142	31,723
Leap Wireless International, Inc. (a)(d)	9,150	19
Metro One Telecommunications, Inc. (a)(d)	6,550	9,236
Nextel Partners, Inc. Class A (a)	56,014	807,722
Price Communications Corp. (a)	19,945	299,574
Remote Dynamics, Inc. (a)	72	76
Rural Cellular Corp. Class A (a)	3,181	22,203
SBA Communications Corp. Class A (a)	10,479	54,491
SpectraSite, Inc. (a)	14,550	653,877
SPEEDUS Corp. (a)	1,900	3,384
Telephone & Data Systems, Inc.	18,287	1,409,928
Triton PCS Holdings, Inc. Class A (a)(d)	20,145	49,355
U.S. Cellular Corp. (a)	27,843	1,120,681

	Shares	Value (Note 1)
U.S. Unwired, Inc. Class A (a)	44,106	$ 99,239
Ubiquitel, Inc. (a)	23,391	96,839
Western Wireless Corp. Class A (a)	27,902	700,061
Wireless Facilities, Inc. (a)	21,324	136,047
		8,194,460
TOTAL TELECOMMUNICATION SERVICES		13,046,981
UTILITIES - 3.2%
Electric Utilities - 1.5%
Alliant Energy Corp.	33,838	879,450
Black Hills Corp.	11,665	324,870
Capital Rock Energy Corp. (a)	485	12,925
Central Vermont Public Service Corp.	4,526	95,272
CH Energy Group, Inc.	5,737	261,665
Cleco Corp.	15,068	264,745
DPL, Inc.	36,106	734,035
Duquesne Light Holdings, Inc.	22,692	426,383
El Paso Electric Co. (a)	12,470	191,290
Empire District Electric Co. (d)	10,424	212,754
Great Plains Energy, Inc.	20,634	622,321
Green Mountain Power Corp.	3,042	80,522
Hawaiian Electric Industries, Inc.	23,224	599,411
IDACORP, Inc.	11,735	341,841
MGE Energy, Inc.	5,164	165,145
Northeast Utilities	42,261	810,143
NSTAR	16,582	809,202
OGE Energy Corp.	30,083	782,158
Otter Tail Corp.	8,369	211,736
Pepco Holdings, Inc.	50,236	1,036,871
PNM Resources, Inc.	18,451	394,298
Puget Energy, Inc.	32,681	748,722
Texas Genco Holdings, Inc.	23,494	1,087,772
UIL Holdings Corp.	4,934	242,161
Unisource Energy Corp.	11,259	277,309
Unitil Corp.	2,839	76,369
Westar Energy, Inc.	29,215	613,515
Wisconsin Energy Corp.	36,589	1,198,290
WPS Resources Corp.	12,761	595,556
		14,096,731
Gas Utilities - 0.5%
AGL Resources, Inc.	19,879	606,111
Atmos Energy Corp.	17,576	444,497
Cascade Natural Gas Corp.	4,582	95,443
Chesapeake Utilities Corp.	3,068	75,596
Delta Natural Gas Co., Inc. (d)	2,782	73,389
EnergySouth, Inc.	936	40,248
Inergy LP	2,246	55,162
Laclede Group, Inc.	5,941	171,457
New Jersey Resources Corp.	8,052	328,924
Northwest Natural Gas Co.	7,811	240,813
NUI Corp. (a)	4,101	54,871
Piedmont Natural Gas Co., Inc.	11,783	511,382
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
SEMCO Energy, Inc.	5,396	$ 29,462
South Jersey Industries, Inc.	5,579	252,171
Southern Union Co.	24,394	455,924
Southwest Gas Corp.	11,304	266,774
UGI Corp.	14,696	502,015
WGL Holdings, Inc.	16,887	483,813
		4,688,052
Multi-Utilities & Unregulated Power - 1.1%
Aquila, Inc. (a)	68,499	202,072
Avista Corp.	15,250	272,670
Energen Corp.	10,770	510,929
Energy East Corp.	47,137	1,148,729
Equitable Resources, Inc.	20,541	1,076,965
Florida Public Utilities Co.	3,897	66,639
MDU Resources Group, Inc.	33,719	855,451
National Fuel Gas Co.	23,067	617,734
NRG Energy, Inc. (a)	28,413	777,096
ONEOK, Inc.	33,870	797,977
Questar Corp.	28,199	1,147,135
Reliant Energy, Inc. (a)	95,424	950,423
SCANA Corp. (d)	35,944	1,363,715
Sierra Pacific Resources (a)(d)	33,340	286,724
Vectren Corp.	25,387	620,712
		10,694,971
Water Utilities - 0.1%
American States Water Co.	4,339	107,824
Aqua America, Inc.	30,200	640,240
Artesian Resources Corp. Class A	2,509	69,198
California Water Service Group	5,839	166,120
Connecticut Water Service, Inc. (d)	1,871	48,085
Middlesex Water Co.	2,120	38,902
SJW Corp.	2,247	76,802
Southwest Water Co.	6,352	76,669
		1,223,840
TOTAL UTILITIES		30,703,594
TOTAL COMMON STOCKS (Cost $936,891,281)		923,955,837
Nonconvertible Bonds - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. 8% 1/2/07 pay-in-kind	$ 500	25
TOTAL NONCONVERTIBLE BONDS (Cost $127)		25
U.S. Treasury Obligations - 0.5%
	Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.61% 1/6/05 (e) (Cost $4,971,556)	$ 5,000,000	$ 4,970,770
Money Market Funds - 10.3%
	Shares
Fidelity Cash Central Fund, 1.53% (b)	25,191,020	25,191,020
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	73,495,178	73,495,178
TOTAL MONEY MARKET FUNDS (Cost $98,686,198)		98,686,198
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $1,040,549,162)		1,027,612,830
NET OTHER ASSETS - (7.3)%		(70,286,870)
NET ASSETS - 100%		$ 957,325,960
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
7 Nasdaq 100 Index Contracts	Sept. 2004	$ 191,800	$ 2,266
72 Russell 2000 Index Contracts	Sept. 2004	19,731,600	(89,942)
28 S&P 500 E-Mini Index Contracts	Sept. 2004	1,545,740	15,034
8 S&P 500 Index Contracts	Sept. 2004	2,208,200	(471)
32 S&P MidCap 400 Index Contracts	Sept. 2004	9,229,600	(41,524)
		$ 32,906,940	$ (114,637)

The face value of futures purchased as a percentage of net assets - 3.5%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swap
Receive monthly a return equal to that of Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	August 2005	$ 441,494	$ 24,502
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,789,477.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $24,246,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $66,660,746) (cost $1,040,549,162) - See accompanying schedule		$ 1,027,612,830
Receivable for investments sold		3,258,184
Receivable for fund shares sold		916,853
Dividends receivable		705,893
Interest receivable		24,453
Receivable for daily variation on futures contracts		218,657
Swap agreements, at value		24,502
Prepaid expenses		794
Receivable from investment adviser for expense reductions		12,460
Other affiliated receivables		2,241
Other receivables		48,584
Total assets		1,032,825,451

Liabilities
Payable to custodian bank	$ 847,833
Payable for fund shares redeemed	823,509
Accrued management fee	187,799
Other affiliated payables	122,880
Other payables and accrued expenses	22,292
Collateral on securities loaned, at value	73,495,178
Total liabilities		75,499,491

Net Assets		$ 957,325,960
Net Assets consist of:
Paid in capital		$ 996,785,785
Undistributed net investment income		3,970,948
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,404,306)
Net unrealized appreciation (depreciation) on investments		(13,026,467)
Net Assets, for 35,128,596 shares outstanding		$ 957,325,960
Net Asset Value, offering price and redemption price per share ($957,325,960 ÷ 35,128,596 shares)		$ 27.25

Statement of Operations (a)

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 5,115,765
Interest		123,634
Security lending		324,376
Total income		5,563,775

Expenses
Management fee	$ 1,171,254
Transfer agent fees	603,566
Accounting and security lending fees	145,653
Non-interested trustees' compensation	2,449
Custodian fees and expenses	10,256
Registration fees	41,141
Audit	18,361
Legal	1,659
Miscellaneous	5,055
Total expenses before reductions	1,999,394
Expense reductions	(58,859)	1,940,535
Net investment income (loss)		3,623,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,858,763
Futures contracts	(2,742,134)
Total net realized gain (loss)		3,116,629
Change in net unrealized appreciation (depreciation) on: Investment securities	(60,732,801)
Assets and liabilities in foreign currencies	(10,781)
Futures contracts	(21,549)
Swap agreements	20,235
Total change in net unrealized appreciation (depreciation)		(60,744,896)
Net gain (loss)		(57,628,267)
Net increase (decrease) in net assets resulting from operations		$ (54,005,027)

(a) As a result of the change in the estimate of the return of capital component of dividend income realized in the year end February 29, 2004, dividend income has been reduced by $163,219, with a corresponding increase to net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spatan Extended Market Index
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,623,240	$ 5,618,549
Net realized gain (loss)	3,116,629	36,101,991
Change in net unrealized appreciation (depreciation)	(60,744,896)	250,266,840
Net increase (decrease) in net assets resulting from operations	(54,005,027)	291,987,380
Distributions to shareholders from net investment income	(682,942)	(4,619,688)
Share transactions Net proceeds from sales of shares	185,664,581	471,068,211
Reinvestment of distributions	654,395	4,422,385
Cost of shares redeemed	(160,259,483)	(198,986,420)
Net increase (decrease) in net assets resulting from share transactions	26,059,493	276,504,176
Redemption fees	205,948	162,472
Total increase (decrease) in net assets	(28,422,528)	564,034,340

Net Assets
Beginning of period	985,748,488	421,714,148
End of period (including undistributed net investment income of $3,970,948 and undistributed net investment income of $1,030,650, respectively)	$ 957,325,960	$ 985,748,488
Other Information Shares
Sold	6,603,223	19,303,760
Issued in reinvestment of distributions	22,266	165,235
Redeemed	(5,772,037)	(8,255,059)
Net increase (decrease)	853,452	11,213,936

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)H	2004 F	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 28.76	$ 18.29	$ 22.59	$ 24.77	$ 38.50	$ 25.67
Income from Investment Operations
Net investment income (loss) D	.10	.20	.18	.24	.27	.37
Net realized and unrealized gain (loss)	(1.60)	10.40	(4.29)	(1.81)	(12.10)	13.78
Total from investment operations	(1.50)	10.60	(4.11)	(1.57)	(11.83)	14.15
Distributions from net investment income	(.02)	(.14)	(.19)	(.25)	(.21)	(.24)
Distributions from net realized gain	-	-	-	(.37)	(1.71)	(1.12)
Total distributions	(.02)	(.14)	(.19)	(.62)	(1.92)	(1.36)
Redemption fees added to paid in capital D	.01	.01	- G	.01	.02	.04
Net asset value, end of period	$ 27.25	$ 28.76	$ 18.29	$ 22.59	$ 24.77	$ 38.50
Total Return B, C	(5.19)%	58.07%	(18.25)%	(6.19)%	(31.29)%	57.35%
Ratios to Average Net Assets E
Expenses before expense reductions	.41% A	.44%	.45%	.45%	.44%	.55%
Expenses net of voluntary waivers, if any	.40% A	.40%	.30%	.25%	.25%	.27%
Expenses net of all reductions	.40% A	.40%	.30%	.25%	.24%	.27%
Net investment income (loss)	.74% A	.82%	.88%	1.05%	.88%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 957,326	$ 985,748	$ 421,714	$ 446,777	$ 437,211	$ 458,782
Portfolio turnover rate	16% A	18%	18%	34%	45%	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended February 29. G Amount represents less than $.01 per share. H As a result of the change in the estimate of the return of capital component of dividend income realized in the year end February 29, 2004, the ratio of net investment income to average net assets has been reduced by .03% (annualized) and the net investment income per share has not changed. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
BP PLC (United Kingdom, Oil & Gas)	2.5	2.2
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	2.2	2.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.0	2.1
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.6	1.6
Toyota Motor Corp. (Japan, Automobiles)	1.5	1.2
Total SA Series B (France, Oil & Gas)	1.5	1.4
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.5	1.4
Royal Dutch Petroleum Co. (Hague Registry) (Netherlands, Oil & Gas)	1.4	1.3
Nestle SA (Reg.) (Switzerland, Food Products)	1.3	1.4
Royal Bank of Scotland Group PLC (United Kingdom, Commercial Banks)	1.1	1.1
	16.6
Market Sectors as of August 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.6	26.7
Consumer Discretionary	12.4	12.5
Industrials	8.8	8.4
Health Care	8.4	8.7
Energy	8.4	7.5
Consumer Staples	8.3	8.5
Telecommunication Services	7.2	7.8
Materials	6.8	6.5
Information Technology	5.8	6.5
Utilities	5.5	4.6
Geographic Diversification (% of fund's net assets)
As of August 31, 2004
United Kingdom	25.4%
Japan	23.5%
France	8.7%
Switzerland	6.9%
Germany	6.4%
Australia	5.1%
Netherlands	4.9%
Italy	3.8%
Spain	3.5%
Other	11.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of February 29, 2004
United Kingdom	26.0%
Japan	20.7%
France	9.2%
Switzerland	7.3%
Germany	6.8%
Netherlands	5.3%
Australia	5.1%
Italy	3.8%
Spain	3.6%
Other	12.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan International Index Fund

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1)
Australia - 4.7%
Alumina Ltd.	74,481	$ 284,862
Amcor Ltd.	77,550	400,382
AMP Ltd.	155,710	685,465
Ansell Ltd.	25,930	154,329
Aristocrat Leisure Ltd.	14,914	73,848
Australia & New Zealand Banking Group Ltd.	134,868	1,743,145
Australian Gas Light Co.	28,884	270,785
Australian Stock Exchange Ltd.	5,029	55,187
AXA Asia Pacific Holdings Ltd.	51,437	139,846
BHP Billiton Ltd.	285,957	2,675,128
BHP Steel Ltd.	63,259	349,768
Boral Ltd.	45,776	226,341
Brambles Industries Ltd.	71,557	340,208
Centro Properties Group	63,321	202,485
CFS Gandel Retail Trust	72,092	76,675
CFS Gandel Retail Trust New (a)	2,643	2,699
Coca-Cola Amatil Ltd.	36,751	187,412
Cochlear Ltd.	2,616	35,433
Coles Myer Ltd.	88,014	556,694
Commonwealth Bank of Australia	95,327	2,027,736
Commonwealth Property Office Fund	140,853	120,044
Computershare Ltd.	15,832	39,699
CSL Ltd.	16,248	295,835
CSR Ltd.	54,984	89,074
Deutsche Office Trust	167,020	139,992
Fosters Group Ltd.	157,981	519,649
Futuris Corp. Ltd.	28,182	35,531
General Property Trust	134,594	336,545
Harvey Norman Holdings Ltd.	34,020	70,688
Iluka Resources Ltd.	11,642	38,130
ING Industrial Fund	48,000	65,927
Insurance Australia Group Ltd.	106,659	381,636
Investa Property Group	70,088	98,239
John Fairfax Holdings Ltd.	58,906	158,493
Leighton Holdings Ltd.	6,676	46,082
Lend Lease Corp. Ltd.	28,282	221,914
Lion Nathan Ltd.	14,492	72,473
Macquarie Bank Ltd.	18,363	438,462
Macquarie Goodman Industrial Trust	121,709	153,449
Macquarie Infrastructure Group	175,050	437,702
Mayne Group Ltd.	60,100	172,289
Mirvac Group	59,962	190,899
National Australia Bank	114,873	2,162,829
Newcrest Mining Ltd.	26,554	278,679
News Corp. Ltd.	104,750	818,360
OneSteel Ltd.	55,323	113,004
Orica Ltd.	24,232	276,499
Origin Energy Ltd.	59,100	245,600
Pacific Brands Ltd.	37,176	73,056
PaperlinX Ltd.	51,762	192,501
Patrick Corp. Ltd.	44,490	165,457

	Shares	Value (Note 1)
Perpetual Trustees Australia Ltd.	2,816	$ 91,239
Publishing & Broadcasting Ltd.	6,478	62,236
QBE Insurance Group Ltd.	54,124	482,246
Rinker Group Ltd.	63,756	390,687
Rio Tinto Ltd.	23,449	595,413
Santos Ltd.	41,420	192,550
Sonic Healthcare Ltd.	11,485	75,636
Southcorp Ltd. (a)	39,171	94,634
Stockland	82,622	326,473
Suncorp-Metway Ltd.	35,209	369,512
Tabcorp Holdings Ltd.	33,942	359,323
Telstra Corp. Ltd.	170,739	577,248
Toll Holdings Ltd.	25,776	198,801
Transurban Group unit	45,000	177,496
Wesfarmers Ltd.	31,367	664,126
Westfield Group unit (a)	106,131	1,153,444
Westpac Banking Corp.	129,250	1,533,977
WMC Resources Ltd.	77,616	268,971
Woodside Petroleum Ltd.	38,138	484,600
Woolworths Ltd.	83,888	747,444
TOTAL AUSTRALIA		27,783,221
Austria - 0.3%
Bank Austria Creditanstalt AG	2,000	126,884
Boehler-Uddeholm AG	271	22,704
Erste Bank der Oesterreichischen Sparkassen AG	8,136	309,997
Flughafen Wien AG	1,669	95,947
IMMOFINANZ Immobilien Anlagen AG (a)	25,600	207,613
Mayr-Melnhof Karton AG	209	27,695
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	816	148,003
OMV AG	1,325	303,297
RHI AG (a)	250	5,413
Telekom Austria AG	17,389	243,508
VA Technologie AG (a)	444	28,925
voestalpine AG	3,528	173,260
Wienerberger AG	5,363	194,610
TOTAL AUSTRIA		1,887,856
Belgium - 1.3%
Agfa-Gevaert NV	8,790	242,436
Barco NV	1,359	113,358
Bekaert SA	891	56,039
Belgacom SA	11,200	374,233
Cofinimmo SA	490	68,438
Colruyt NV	961	126,734
Compagnie Maritime Belge SA (CMB)	169	25,518
D'ieteren SA	140	28,572
Delhaize Group	6,482	363,316
Dexia SA (a)	50,718	875,129
Electrabel SA	2,097	704,771
Fortis	89,020	1,981,546
Common Stocks - continued
	Shares	Value (Note 1)
Belgium - continued
Fortis (strip VVPR) (a)	1,764	$ 43
Groupe Bruxelles Lambert SA (GBL)	5,388	337,890
Interbrew SA	10,812	347,181
KBC Bancassurance Holding NV	8,320	501,498
Mobistar SA (a)	3,279	224,597
Omega Pharma SA	607	30,416
Solvay SA	5,675	477,857
UCB SA	7,109	346,265
Umicore SA	1,923	129,727
TOTAL BELGIUM		7,355,564
Bermuda - 0.0%
Frontline Ltd.	2,750	103,061
SCMP Group Ltd.	46,000	17,397
TOTAL BERMUDA		120,458
Denmark - 0.8%
A.P. Moller - Maersk AS Series B	82	555,759
Bang & Olufsen AS Series B	550	31,469
Carlsberg AS Series B	1,388	64,306
Coloplast AS Series B	830	80,848
Danisco AS	4,425	221,670
Danske Bank AS	37,148	898,536
DSV de Sammensluttede Vognmaend AS	769	38,271
East Asiatic Co. Ltd.	916	40,189
FLS Industries (a)	1,400	15,814
GN Store Nordic AS	24,265	216,496
H. Lundbeck AS	4,135	74,463
ISS AS	4,186	206,614
Kobenhaven Lufthave AS	305	43,490
NKT Holding AS	900	20,480
Novo Nordisk AS Series B	18,830	1,004,941
Novozymes AS Series B	4,993	210,072
TDC AS	12,323	434,242
Topdanmark AS (a)	1,465	91,616
Vestas Wind Systems AS (a)	17,028	221,617
William Demant Holding AS (a)	1,467	56,918
TOTAL DENMARK		4,527,811
Finland - 1.2%
Amer Group PLC (A Shares)	1,100	51,503
Elisa Corp. (A Shares) (a)	13,300	158,067
Fortum Oyj	24,225	340,711
KCI Konecranes Oyj	700	25,180
Kesko Oyj (d)	3,900	85,245
Kone Oyj (B Shares)	2,800	169,455
Metso Corp.	4,807	62,047
Nokia Corp.	361,059	4,289,381
Nokian Tyres Ltd.	500	51,375
Orion-Yhtyma Oyj (B Shares)	1,800	51,837
Outokumpu Oyj (A Shares) (d)	6,125	96,139
Pohjola Group PLC (D Shares)	2,400	25,250
Rautaruukki Oyj (K Shares)	4,000	36,531

	Shares	Value (Note 1)
Sampo Oyj (A Shares)	24,005	$ 237,647
Stora Enso Oyj (R Shares)	42,945	574,712
TietoEnator Oyj	4,800	127,128
UPM-Kymmene Corp.	38,918	744,030
Uponor Oyj	1,600	54,943
Wartsila Oyj (B Shares)	2,100	49,481
TOTAL FINLAND		7,230,662
France - 8.7%
Accor SA	13,510	570,854
Air France (Reg.)	13,261	202,979
Alcatel SA (RFD) (a)	90,876	1,065,975
Alstom SA (a)	261,327	140,016
Atos Origin SA (a)	4,591	249,111
Autoroutes du Sud de la France	6,580	287,648
AXA SA	105,900	2,176,245
BIC SA	1,963	83,877
BNP Paribas SA	60,768	3,682,840
Bouygues SA	16,465	567,198
Business Objects SA (a)	3,597	66,832
Cap Gemini SA (a)	8,963	253,975
Carrefour SA	43,910	2,062,842
Casino Guichard Perrachon et Compagnie	2,746	216,846
CNP Assurances	1,699	103,113
Compagnie de St. Gobain	22,794	1,145,778
Credit Agricole SA	49,661	1,251,775
Dassault Systemes SA	3,819	164,112
Essilor International SA	7,821	479,991
France Telecom SA	82,468	1,946,245
Gecina SA	1,466	122,015
Groupe Danone	18,513	1,483,348
Hermes International SA	700	132,291
Imerys	1,804	112,692
Klepierre SA	1,103	79,782
L'Air Liquide SA	8,698	1,362,074
L'Oreal SA	23,317	1,551,684
Lafarge SA (Bearer)	13,411	1,150,489
Lagardere S.C.A. (Reg.)	9,664	580,744
Louis Vuitton Moet Hennessy (LVMH)	19,494	1,248,611
Michelin SA (Compagnie Generale des Etablissements) Series B	10,618	562,047
Pernod-Ricard	4,512	558,217
Peugeot Citroen SA	13,733	824,261
Pinault Printemps-Redoute SA	5,304	484,401
Publicis Groupe SA	7,279	196,684
Renault SA	14,694	1,180,930
Sagem SA	1,099	103,045
Sanofi Aventis (d)	68,511	4,877,983
Schneider Electric SA	16,145	1,011,495
Societe Generale Series A	25,317	2,164,161
Sodexho Alliance SA	7,700	202,340
Suez SA (France)	63,733	1,236,290
Technip-Coflexip SA	1,941	291,190
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
Television Francaise 1 SA	8,359	$ 235,027
Thales SA	7,226	244,175
Thomson SA	16,579	314,937
Total SA:
(strip VVPR) (a)	774	9
Series B	44,486	8,718,366
Unibail (Reg.)	3,052	345,627
Valeo SA	5,813	228,989
Veolia Environnement	19,500	503,397
Vinci SA	5,780	618,315
Vivendi Universal SA (a)	76,689	1,907,255
Zodiac SA	1,960	64,846
TOTAL FRANCE		51,415,969
Germany - 6.2%
Adidas-Salomon AG	3,866	497,267
Allianz AG (Reg.)	22,958	2,213,832
Altana AG	4,972	269,784
BASF AG	41,149	2,238,094
Bayer AG	50,828	1,318,987
Bayerische Hypo-und Vereinsbank AG (a)	50,712	831,182
Beiersdorf AG	1,750	170,265
Celesio AG	3,331	220,736
Commerzbank AG (a)	36,500	600,022
Continental AG	10,322	535,946
DaimlerChrysler AG (Reg.)	65,255	2,725,701
Deutsche Bank AG	39,478	2,712,139
Deutsche Boerse AG	8,021	387,464
Deutsche Lufthansa AG (Reg.) (a)	16,505	192,339
Deutsche Post AG	34,929	695,415
Deutsche Telekom AG (Reg.) (a)	191,205	3,351,824
Douglas Holding AG	1,634	46,122
E.ON AG	46,615	3,321,319
Epcos AG (a)	2,900	43,541
Fresenius Medical Care AG	3,242	236,551
HeidelbergCement AG	4,335	191,037
HeidelbergCement AG (strip VVPR) (a)	239	3
Hypo Real Estate Holding AG (a)	8,981	287,184
Infineon Technologies AG (a)	53,587	525,688
Karstadt Quelle AG	2,050	32,477
Linde AG	5,776	309,682
MAN AG	8,950	303,412
Merck KGaA	4,653	244,996
Metro AG	11,467	532,702
MLP AG	2,500	36,835
Muenchener Rueckversicherungs- Gesellschaft AG (Reg.)	13,752	1,301,652
Puma AG	1,381	337,540
RWE AG	30,011	1,470,912
SAP AG	15,602	2,275,396
Schering AG	11,759	653,230
Siemens AG (Reg.)	61,731	4,262,526
Suedzucker AG (Bearer)	2,585	48,444

	Shares	Value (Note 1)
Thyssenkrupp AG	23,968	$ 445,960
TUI AG (d)	11,000	202,662
Volkswagen AG	16,833	646,902
TOTAL GERMANY		36,717,770
Greece - 0.4%
Alpha Bank AE	17,709	431,285
Bank of Piraeus (Reg.)	15,325	170,937
Coca-Cola Hellenic Bottling Co. SA (Bearer)	4,451	105,690
Cosmote Mobile Telecommunications SA	7,206	116,529
EFG Eurobank Ergasias SA	12,560	275,298
Emporiki Bank of Greece SA	2,750	56,861
Folli Follie SA	730	22,827
Germanos SA	2,000	48,708
Greek Organization of Football Prognostics SA	10,695	205,768
Hellenic Duty Free Shops SA	1,170	21,285
Hellenic Petroleum SA	6,420	51,753
Hellenic Technodomiki Tev SA	6,240	25,987
Hellenic Telecommunication Organization SA (OTE)	20,028	253,148
Hyatt Regency SA (Reg.)	3,104	30,389
Intracom SA (Reg.)	5,790	22,421
National Bank of Greece SA	19,951	436,812
Public Power Corp. of Greece	7,060	169,704
Technical Olympic SA (Reg.)	3,590	15,475
Titan Cement Co. SA (Reg.)	3,330	81,504
Viohalco SA	5,200	38,119
TOTAL GREECE		2,580,500
Hong Kong - 1.7%
ASM Pacific Technology Ltd.	7,329	24,477
Bank of East Asia Ltd.	94,382	258,945
BOC Hong Kong Holdings Ltd.	307,566	552,042
Cathay Pacific Airways Ltd.	57,327	100,690
Cheung Kong Holdings Ltd.	117,449	1,012,621
Cheung Kong Infrastructure Holdings Ltd.	20,450	50,732
CLP Holdings Ltd.	141,657	819,068
Esprit Holdings Ltd.	58,523	282,111
Giordano International Ltd.	42,194	23,667
Hang Lung Properties Ltd.	129,423	188,327
Hang Seng Bank Ltd.	62,601	834,680
Henderson Land Development Co. Ltd.	47,963	234,281
Hong Kong & China Gas Co. Ltd.	303,427	546,558
Hong Kong Electric Holdings Ltd.	118,176	527,247
Hong Kong Exchanges & Clearing Ltd.	96,198	210,279
Hopewell Holdings Ltd.	30,000	65,000
Hutchison Whampoa Ltd.	155,158	1,218,388
Hysan Development Co. Ltd.	68,575	118,688
Johnson Electric Holdings Ltd.	83,062	84,127
Kerry Properties Ltd.	35,000	63,269
Kingboard Chemical Holdings Ltd.	28,000	52,590
Li & Fung Ltd.	144,930	185,808
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - continued
MTR Corp. Ltd.	72,482	$ 111,046
New World Development Co. Ltd.	178,988	168,662
Orient Overseas International Ltd.	14,000	45,859
PCCW Ltd. (a)	309,751	206,501
Shangri-La Asia Ltd.	44,842	41,680
Sino Land Co.	72,591	53,978
SmarTone Telecommunications Holdings Ltd.	14,000	15,256
Sun Hung Kai Properties Ltd.	104,141	967,977
Swire Pacific Ltd. (A Shares)	78,884	558,762
Techtronic Industries Co. Ltd.	44,000	69,385
Television Broadcasts Ltd.	17,000	70,397
Texwinca Holdings Ltd.	26,000	22,333
Wharf Holdings Ltd.	92,965	306,904
Yue Yuen Industrial Holdings Ltd.	22,000	53,026
TOTAL HONG KONG		10,145,361
Ireland - 0.9%
Allied Irish Banks PLC	55,896	879,244
Allied Irish Banks PLC	15,091	238,525
Bank of Ireland	57,002	766,995
Bank of Ireland	18,325	246,574
CRH PLC	38,845	888,323
DCC PLC (Ireland)	4,602	80,696
DEPFA BANK PLC	24,301	320,770
Elan Corp. PLC (a)	31,588	700,058
Fyffes PLC (Ireland)	15,325	33,963
Grafton Group PLC unit	19,570	167,528
Greencore Group PLC	4,955	17,799
Independent News & Media PLC	47,343	114,146
Independent News & Media PLC (Ireland)	26,951	64,980
Irish Life & Permanent PLC	18,790	286,465
Kerry Group PLC Class A	9,702	202,022
Kingspan Group PLC (Ireland)	8,500	51,338
Ryanair Holdings PLC (a)	9,295	48,330
Waterford Wedgwood PLC unit (a)	38,927	7,110
TOTAL IRELAND		5,114,866
Italy - 3.6%
Alleanza Assicurazioni Spa	31,138	326,084
Arnoldo Mondadori Editore Spa	7,322	66,959
Assicurazioni Generali Spa	73,465	1,917,987
Autogrill Spa (a)	14,172	204,498
Autostrade Spa	18,980	380,423
Banca Antonveneta Spa (a)	21,125	436,303
Banca Fideuram Spa	25,450	125,511
Banca Intesa Spa	249,773	917,616
Banca Monte dei Paschi di Siena Spa	69,589	203,372
Banca Nazionale del Lavoro (BNL) (a)	112,637	260,600
Banca Popolare di Milano	32,298	199,399
Banche Popolari Unite Scarl	29,261	473,181
Banco Popolare di Verona e Novara	27,755	457,277
Benetton Group Spa	3,165	34,574

	Shares	Value (Note 1)
Bulgari Spa	6,685	$ 62,599
Capitalia Spa	106,103	324,813
Edison Spa (a)	86,845	144,033
Enel Spa	187,760	1,451,834
ENI Spa	195,524	4,023,102
Fiat Spa (a)(d)	44,388	317,930
Finecogroup Spa (a)(d)	6,597	35,426
Finmeccanica Spa	399,488	265,119
Gruppo Editoriale L'espresso Spa	11,600	59,891
Italcementi Spa	4,001	54,479
Luxottica Group Spa	12,700	213,414
Mediaset Spa	49,950	512,139
Mediobanca Spa	34,600	413,319
Mediolanum Spa (d)	14,130	84,138
Pirelli & C Spa	140,162	135,516
Riunione Adriatica di Sicurta Spa (RAS)	19,834	350,154
San Paolo IMI Spa	73,737	829,541
Seat Pagine Gialle Spa	289,598	109,672
Snam Rete Gas Spa	71,199	320,006
Telecom Italia Media Spa (a)(d)	69,534	24,826
Telecom Italia Mobile Spa (TIM)	291,711	1,552,296
Telecom Italia Spa	631,283	1,891,035
Terna Spa	54,694	122,879
Tiscali Spa (a)	8,826	24,461
Unicredito Italiano Spa	338,324	1,623,190
TOTAL ITALY		20,949,596
Japan - 23.1%
77 Bank Ltd.	21,223	127,830
Acom Co. Ltd.	5,450	359,692
Aderans Co. Ltd.	1,000	19,223
Advantest Corp.	6,495	413,796
Aeon Co. Ltd.	25,175	420,332
Aeon Co. Ltd. New (a)	18,175	298,633
Aeon Credit Service Ltd.	1,000	65,266
Aiful Corp.	3,620	362,845
Aisin Seiki Co. Ltd.	11,000	265,321
Ajinomoto Co., Inc.	47,866	540,680
Alfresa Holdings Corp. (d)	2,000	88,425
All Nippon Airways Co. Ltd.	24,000	78,210
Alps Electric Co. Ltd.	10,977	135,950
Amada Co. Ltd.	32,000	181,610
Amano Corp.	3,000	25,511
Anritsu Corp.	4,000	28,157
Aoyama Trading Co. Ltd.	3,100	75,056
Ariake Japan Co. Ltd. (d)	990	27,096
Asahi Breweries Ltd.	31,203	295,907
Asahi Glass Co. Ltd.	60,677	587,080
Asahi Kasei Corp.	103,727	466,199
Asatsu-DK, Inc.	2,000	53,458
Ashikaga Financial Group, Inc. (a)	605	6
Autobacs Seven Co. Ltd. (d)	1,600	47,453
Bandai Co. Ltd.	4,400	102,302
Bank of Fukuoka Ltd. (d)	45,300	235,944
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Bank of Yokohama Ltd.	85,084	$ 506,244
BellSystem24, Inc.	310	76,049
Benesse Corp.	3,600	108,746
Bridgestone Corp.	46,479	882,822
C&S Co. Ltd.	3,100	75,056
Canon, Inc.	64,063	3,073,102
Capcom Co. Ltd.	2,700	27,483
Casio Computer Co. Ltd.	18,000	235,452
Central Glass Co. Ltd.	9,000	67,637
Central Japan Railway Co.	81	676,205
Chiba Bank Ltd.	62,674	363,727
Chubu Electric Power Co., Inc.	50,264	1,106,549
Chugai Pharmaceutical Co. Ltd.	18,125	267,118
Citizen Watch Co. Ltd.	24,766	249,372
Coca-Cola West Japan Co. Ltd.	2,100	50,844
COMSYS Holdings Corp.	6,000	44,158
Credit Saison Co. Ltd.	8,952	296,638
Csk Corp.	6,100	263,554
Dai Nippon Printing Co. Ltd.	51,242	754,711
Daicel Chemical Industries Ltd.	14,000	65,101
Daiichi Pharmaceutical Co. Ltd.	15,077	261,393
Daikin Industries Ltd.	15,994	417,254
Dainippon Ink & Chemicals, Inc.	35,995	84,349
Dainippon Screen Manufacturing Co. Ltd. (d)	27,000	151,998
Daito Trust Construction Co.	6,563	249,315
Daiwa House Industry Co. Ltd.	37,184	387,684
Daiwa Securities Group, Inc.	92,985	604,324
Denki Kagaku Kogyo KK	20,358	64,105
Denso Corp.	39,138	965,508
Dentsu, Inc.	95	229,576
Dowa Mining Co. Ltd.	15,168	98,024
East Japan Railway Co.	251	1,410,719
Ebara Corp.	14,934	64,933
Eisai Co. Ltd.	17,978	513,446
FamilyMart Co. Ltd.	3,700	104,655
Fanuc Ltd.	12,172	650,689
Fast Retailing Co. Ltd.	4,400	318,184
Fuji Electric Holdings Co. Ltd.	29,153	74,187
Fuji Photo Film Co. Ltd.	35,205	1,108,565
Fuji Soft ABC, Inc.	2,200	75,720
Fuji Television Network, Inc.	30	65,907
Fujikura Ltd.	17,000	77,184
Fujisawa Pharmaceutical Co. Ltd.	20,823	496,535
Fujitsu Ltd.	128,075	794,863
Furukawa Electric Co. Ltd. (a)	56,790	230,289
Gunma Bank Ltd.	17,663	90,380
Gunze Ltd.	9,000	42,592
Hankyu Department Stores, Inc.	6,000	44,981
Hino Motors Ltd.	12,000	80,077
Hirose Electric Co. Ltd.	2,498	242,151
Hitachi Cable Ltd.	8,000	32,587

	Shares	Value (Note 1)
Hitachi Capital Corp.	4,500	$ 76,946
Hitachi Chemical Co. Ltd.	5,100	75,768
Hitachi Construction Machinery Co. Ltd. (d)	5,000	62,795
Hitachi Ltd.	235,271	1,483,854
Hitachi Software Engineerng Co. Ltd.	1,400	28,001
Hogukin Financial Group, Inc.	61,715	154,224
Hokkaido Electric Power Co., Inc.	15,100	275,475
Honda Motor Co. Ltd.	60,380	3,016,585
House Foods Corp.	4,000	53,604
Hoya Corp.	8,304	801,933
Isetan Co. Ltd.	10,000	111,859
Ishihara Sangyo Kaisha Ltd.	14,000	29,091
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	67,185	100,244
Ito En Ltd.	1,600	69,129
Ito Yokado Ltd.	24,156	893,315
Itochu Corp.	90,986	377,286
ITOCHU TECHNO-SCIENCE Corp. (CTC)	1,700	74,539
JAFCO Co. Ltd.	2,500	151,952
Japan Airlines Corp. (a)(d)	74,420	215,947
Japan Real Estate Investment Corp.	13	100,197
Japan Retail Fund Investment Corp.	13	94,128
Japan Tobacco, Inc.	62	505,103
JFE Holdings, Inc.	40,875	1,114,994
JGC Corp.	10,117	96,591
Joyo Bank Ltd.	72,941	297,119
JSR Corp.	12,216	204,634
Kajima Corp.	65,317	226,004
Kaken Pharmaceutical Co. Ltd. (d)	4,000	24,349
Kamigumi Co. Ltd.	12,663	95,745
Kanebo Ltd. (a)	20,631	19,074
Kaneka Corp.	14,559	139,000
Kansai Electric Power Co., Inc.	56,136	1,032,847
Kansai Paint Co. Ltd. Osaka	15,000	96,389
Kao Corp.	39,750	978,786
Katokichi Co. Ltd.	2,000	36,981
Kawasaki Heavy Industries Ltd. (d)	134,945	205,052
Kawasaki Kisen Kaisha Ltd.	44,000	282,338
Keihin Electric Express Railway Co. Ltd. (d)	37,061	216,100
Keio Electric Railway Co. Ltd.	47,410	253,010
Keyence Corp.	2,300	472,022
Kikkoman Corp.	6,849	60,249
Kinden Corp.	8,000	49,870
Kintetsu Corp.	104,100	359,245
Kirin Brewery Co. Ltd.	55,256	499,729
Kobe Steel Ltd.	170,000	245,869
Kokuyo Co. Ltd.	5,000	57,302
Komatsu Ltd.	78,145	479,979
Komori Corp.	3,000	42,125
Konami Corp.	8,500	190,238
Konica Minolta Holdings, Inc.	38,000	492,892
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Koyo Seiko Co. Ltd. (d)	7,000	$ 81,761
Kubota Corp.	87,864	442,356
Kuraray Co. Ltd.	30,986	232,583
Kuraya Sanseido, Inc.	10,500	128,793
Kurita Water Industries Ltd.	4,900	66,338
Kyocera Corp.	12,602	925,150
Kyowa Hakko Kogyo Co. Ltd.	34,000	234,976
Kyushu Electric Power Co., Inc.	30,670	586,757
Lawson, Inc.	3,216	114,515
Leopalace21 Corp.	9,300	182,178
Mabuchi Motor Co. Ltd.	2,021	142,263
Makita Corp.	13,000	192,183
Marubeni Corp.	120,244	287,278
Marui Co. Ltd.	21,749	287,677
Matsumotokiyoshi Co. Ltd.	2,600	66,639
Matsushita Electric Industrial Co. Ltd.	170,073	2,295,986
Matsushita Electric Works Co. Ltd.	25,000	202,984
Meiji Dairies Corp.	10,000	54,282
Meiji Seika Kaisha Ltd.	13,888	57,589
Meitec Corp.	1,600	57,852
Millea Holdings, Inc.	110	1,520,436
Minebea Co. Ltd.	19,008	80,907
Mitsubishi Chemical Corp.	117,551	316,353
Mitsubishi Corp.	87,202	904,388
Mitsubishi Electric Corp.	141,106	683,281
Mitsubishi Estate Co. Ltd.	71,723	808,193
Mitsubishi Gas Chemical Co., Inc.	16,867	71,640
Mitsubishi Heavy Industries Ltd. (a)	203,256	552,584
Mitsubishi Logistics Corp.	6,000	53,714
Mitsubishi Materials Corp.	53,937	114,544
Mitsubishi Rayon Co. Ltd.	24,312	80,784
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	343	3,107,580
Mitsui & Co. Ltd.	94,123	766,804
Mitsui Chemicals, Inc.	37,683	192,132
Mitsui Engineering & Shipbuilding Co.	33,000	50,446
Mitsui Fudosan Co. Ltd.	54,677	605,604
Mitsui Mining & Smelting Co. Ltd.	33,154	134,746
Mitsui O.S.K. Lines Ltd.	83,285	495,540
Mitsui Sumitomo Insurance Co. Ltd.	99,475	881,430
Mitsui Trust Holdings, Inc.	37,300	268,367
Mitsukoshi Ltd. (d)	19,376	92,938
Mitsumi Electric Co. Ltd.	3,300	34,346
Mizuho Financial Group, Inc.	583	2,358,790
Murata Manufacturing Co. Ltd.	16,254	807,902
Namco Ltd.	2,200	55,380
NEC Corp.	116,951	750,448
NEC Electronics Corp.	2,400	121,928
Net One Systems Co. Ltd.	59	213,328
NGK Insulators Ltd.	27,309	223,232
NGK Spark Plug Co. Ltd. (a)	8,000	82,457
Nichii Gakkan Co.	900	24,097

	Shares	Value (Note 1)
Nichirei Corp.	14,860	$ 51,009
Nidec Corp.	3,771	362,447
Nikko Cordial Corp.	124,126	557,882
Nikon Corp. (d)	17,838	165,570
Nintendo Co. Ltd.	7,896	852,879
Nippon Building Fund, Inc.	15	112,591
Nippon Express Co. Ltd.	52,546	270,799
Nippon Kayaku Co. Ltd.	7,000	37,997
Nippon Light Metal Co. Ltd.	30,000	67,280
Nippon Meat Packers, Inc.	17,740	210,454
Nippon Mining Holdings, Inc.	58,000	267,051
Nippon Oil Corp.	101,129	632,259
Nippon Sanso KK	12,000	62,062
Nippon Sheet Glass Co. Ltd.	17,000	61,467
Nippon Shokubai Co. Ltd.	7,000	52,991
Nippon Steel Corp.	487,661	1,120,444
Nippon Telegraph & Telephone Corp.	405	1,765,800
Nippon Unipac Holding	62	296,819
Nippon Yusen KK	65,578	340,361
Nishimatsu Construction Co. Ltd.	12,000	38,226
Nissan Chemical Industries Co. Ltd.	8,000	64,003
Nissan Motor Co. Ltd.	188,148	2,052,931
Nisshin Seifun Group, Inc.	12,719	127,021
Nisshin Steel Co. Ltd. (a)	78,000	166,360
Nisshinbo Industries, Inc.	8,000	56,753
Nissho Iwai-Nichimen Holdings Corp. (a)(d)	16,000	58,584
Nissin Food Products Co. Ltd.	4,123	104,920
Nitori Co. Ltd.	1,200	76,342
Nitto Denko Corp.	11,994	526,992
NOK Corp.	7,000	221,063
Nomura Holdings, Inc.	138,147	1,917,480
Nomura Research Institute Ltd.	1,600	145,727
NSK Ltd.	42,576	188,239
NTN Corp.	39,611	216,103
NTT Data Corp.	108	303,501
NTT DoCoMo, Inc.	1,535	2,852,350
Obayashi Corp.	51,704	254,154
Obic Co. Ltd.	300	59,893
Odakyu Electric Railway Co. Ltd.	48,000	257,037
Oji Paper Co. Ltd.	69,352	418,988
Oki Electric Industry Co. Ltd. (a)	50,000	173,006
Okumura Corp.	12,000	57,449
Olympus Corp.	21,429	408,003
Omron Corp.	17,860	384,191
Onward Kashiyama Co. Ltd.	14,000	196,714
Oracle Corp. Japan	1,600	83,043
Oriental Land Co. Ltd.	3,256	202,373
ORIX Corp.	6,278	645,356
Osaka Gas Co. Ltd.	172,525	478,512
Pioneer Corp.	10,038	220,525
Promise Co. Ltd.	7,425	472,367
QP Corp.	7,000	58,502
Rakuten, Inc. (d)	25	172,777
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Resona Holdings, Inc. (a)	370,536	$ 603,738
Ricoh Co. Ltd.	49,770	979,500
Rinnai Corp.	2,600	75,207
Rohm Co. Ltd.	8,344	866,899
Ryohin Keikaku Co. Ltd.	1,800	83,043
Saizeriya Co. Ltd.	300	4,710
Sammy Corp. (d)	3,900	194,563
Sanden Corp.	5,000	34,235
Sanken Electric Co. Ltd.	11,000	118,413
Sankyo Co. Ltd.	30,555	640,496
Sankyo Co. Ltd. (Gunma)	5,500	207,424
Sanwa Shutter Corp.	12,000	59,316
Sanyo Electric Co. Ltd.	112,382	384,740
Sapporo Breweries Ltd. (d)	13,578	47,851
Secom Co. Ltd.	14,267	528,915
SEGA Corp. (a)	6,500	86,274
Seiko Epson Corp.	7,400	304,142
Seino Transportation Co. Ltd.	6,000	56,735
Sekisui Chemical Co. Ltd.	25,293	190,545
Sekisui House Ltd.	41,467	417,536
Seven Eleven Japan Co. Ltd.	29,849	912,588
Sharp Corp.	74,675	1,045,840
Shimachu Co. Ltd.	3,100	75,056
Shimamura Co. Ltd.	1,100	80,754
SHIMANO, Inc.	4,000	91,537
SHIMIZU Corp.	52,416	231,744
Shin-Etsu Chemical Co. Ltd.	26,362	921,807
Shinsei Bank Ltd.	53,000	319,227
Shionogi & Co. Ltd.	25,091	406,527
Shiseido Co. Ltd.	23,950	308,898
Shizuoka Bank Ltd.	42,274	320,407
Showa Denko KK	102,336	236,999
Showa Shell Sekiyu KK	8,000	70,447
Skylark Co. Ltd.	3,851	69,621
SMC Corp.	4,171	401,274
Snow Brand Milk Products Co. Ltd. (a)	6,000	18,069
Softbank Corp. (d)	18,110	775,823
Sompo Japan Insurance, Inc.	59,712	559,706
Sony Corp.	69,585	2,412,512
Stanley Electric Co. Ltd.	10,725	161,300
Sumitomo Bakelite Co. Ltd.	7,000	43,187
Sumitomo Chemical Co. Ltd.	107,334	482,411
Sumitomo Corp.	58,842	429,822
Sumitomo Electric Industries Ltd.	49,206	452,671
Sumitomo Heavy Industries Ltd. (a)	45,822	140,933
Sumitomo Metal Industries Ltd.	339,966	395,219
Sumitomo Metal Mining Co. Ltd.	35,065	230,140
Sumitomo Mitsui Financial Group, Inc.	307	1,857,540
Sumitomo Osaka Cement Co. Ltd.	12,144	28,347
Sumitomo Realty & Development Co. Ltd.	30,000	328,711
Sumitomo Trust & Banking Co. Ltd.	82,344	499,740
Suzuken Co. Ltd.	2,760	75,414

	Shares	Value (Note 1)
T&D Holdings, Inc. (a)	13,300	$ 606,289
Taiheiyo Cement Corp.	46,684	111,107
Taisei Corp.	73,594	252,623
Taisho Pharmaceutical Co. Ltd.	15,524	296,994
Taiyo Yuden Co. Ltd.	10,000	116,436
Takara Holdings, Inc.	10,551	68,573
Takashimaya Co. Ltd.	27,000	246,409
Takeda Pharamaceutical Co. Ltd.	67,742	3,063,257
Takefuji Corp.	5,451	384,207
Takuma Co. Ltd.	3,000	22,903
TDK Corp.	9,825	652,032
Teijin Ltd.	77,341	269,732
Teikoku Oil Co. Ltd.	12,000	64,149
Terumo Corp.	14,812	334,895
The Daimaru, Inc.	11,000	88,507
The Goodwill Group, Inc.	25	54,922
The Suruga Bank Ltd.	10,000	74,237
THK Co. Ltd.	4,700	80,237
TIS, Inc.	2,000	73,047
Tobu Railway Co. Ltd.	65,297	246,257
Toda Corp.	9,762	38,692
Toho Co. Ltd.	8,154	117,184
Tohoku Electric Power Co., Inc.	29,390	503,083
Tokyo Broadcasting System, Inc.	2,000	31,745
Tokyo Electric Power Co.	87,818	2,029,754
Tokyo Electron Ltd.	13,918	715,998
Tokyo Gas Co. Ltd.	179,395	660,138
Tokyo Style Co. Ltd.	5,000	54,465
Tokyu Corp.	86,954	417,876
Tokyu Land Corp.	24,000	71,399
TonenGeneral Sekiyu KK	30,856	257,875
Toppan Printing Co. Ltd.	44,013	457,676
Toray Industries, Inc.	78,883	374,034
Toshiba Corp.	217,880	807,739
Tosoh Corp.	53,816	192,121
Tostem Inax Holding Corp.	16,659	317,184
Toto Ltd.	29,185	288,791
Toyo Seikan Kaisha Ltd.	14,000	236,954
Toyo Suisan Kaisha Ltd.	4,000	49,247
Toyobo Co. Ltd.	29,000	71,408
Toyoda Gosei Co. Ltd.	7,500	159,962
Toyota Industries Corp.	16,286	372,694
Toyota Motor Corp.	221,551	8,772,312
Trend Micro, Inc.	9,000	392,970
Ube Industries Ltd. (a)	45,605	62,201
UFJ Holdings, Inc. (a)	292	1,464,744
Uni-Charm Corp.	4,360	217,511
Uniden Corp.	4,000	80,004
UNY Co. Ltd.	12,000	136,208
Ushio, Inc.	7,000	114,632
USS Co. Ltd.	2,400	175,532
Wacoal Corp.	4,000	39,508
West Japan Railway Co.	140	580,530
World Co. Ltd.	2,300	70,319
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Yahoo Japan Corp. (a)	77	$ 740,080
Yakult Honsha Co. Ltd. (d)	12,066	184,560
Yamada Denki Co. Ltd.	6,325	228,695
Yamaha Corp.	13,343	199,574
Yamaha Motor Co. Ltd.	16,000	237,118
Yamanouchi Pharmaceutical Co. Ltd.	24,444	848,027
Yamato Transport Co. Ltd.	34,232	522,669
Yamazaki Baking Co. Ltd.	8,000	71,912
Yokogawa Electric Corp.	19,016	209,403
Zeon Corp.	12,000	82,274
TOTAL JAPAN		136,619,506
Luxembourg - 0.1%
Arcelor SA	38,106	650,087
Oriflame Cosmetics SA unit	2,300	52,753
TOTAL LUXEMBOURG		702,840
Netherlands - 4.9%
ABN-AMRO Holding NV	120,331	2,561,847
Aegon NV	107,790	1,149,802
Akzo Nobel NV (d)	22,006	740,929
ASML Holding NV (a)	33,762	436,880
Corio NV	2,155	94,784
DSM NV	5,094	247,994
EADS NV	19,316	505,233
Euronext NV	8,405	228,440
Getronics NV (a)	55,558	94,038
Hagemeyer NV (a)	37,000	65,330
Heineken NV (Bearer)	18,688	565,268
IHC Caland NV	1,684	80,999
ING Groep NV (Certificaten Van Aandelen)	132,438	3,236,785
James Hardie Industries NV	39,400	150,968
Koninklijke Ahold NV (a)	125,762	789,785
Koninklijke KPN NV	151,491	1,164,009
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	10,563	332,369
Koninklijke Philips Electronics NV	101,415	2,352,828
Oce NV	4,337	65,698
QIAGEN NV (a)	14,000	124,790
Randstad Holdings NV	3,418	104,344
Reed Elsevier NV	52,671	675,368
Rodamco Europe NV	3,668	237,396
Royal Dutch Petroleum Co. (Hague Registry)	157,755	7,996,601
STMicroelectronics NV	40,811	698,276
TPG NV	24,748	573,481
Unilever NV (Certificaten Van Aandelen)	44,012	2,637,868
Vedior NV (Certificaten Van Aandelen)	16,006	218,294
VNU NV	19,008	485,141

	Shares	Value (Note 1)
Wereldhave NV	1,571	$ 134,389
Wolters Kluwer NV (Certificaten Van Aandelen)	19,420	320,190
TOTAL NETHERLANDS		29,070,124
New Zealand - 0.2%
Auckland International Airport Ltd.	15,510	74,884
Carter Holt Harvey Ltd.	32,195	51,884
Contact Energy Ltd.	14,212	54,000
Fisher & Paykel Appliances Holdings Ltd.	11,536	31,740
Fisher & Paykel Healthcare Corp.	4,719	41,580
Fletcher Building Ltd.	56,191	189,575
Independent Newspapers Ltd.	6,073	19,693
NGC Holdings Ltd.	6,548	13,126
Sky City Entertainment Group Ltd.	48,532	144,024
Sky Network Television Ltd. (a)	4,797	16,781
Telecom Corp. of New Zealand Ltd.	145,400	544,839
Tenon Ltd.	2,968	3,869
Tenon Ltd. (PN)	7,331	9,509
The Warehouse Group Ltd.	10,165	30,698
Tower Ltd. (a)	18,181	22,034
Waste Management NZ Ltd.	7,286	23,865
TOTAL NEW ZEALAND		1,272,101
Norway - 0.6%
DnB NOR ASA	47,559	362,687
Kvaerner ASA (a)	2,000	28,325
Norsk Hydro ASA	10,217	638,164
Norske Skogindustrier AS (A Shares)	8,900	148,672
Orkla ASA (A Shares)	15,369	388,450
Petroleum Geo-Services ASA (a)	1,330	52,355
Schibsted AS (B Shares)	3,200	62,751
Smedvig ASA (A Shares)	1,800	21,244
Statoil ASA	39,628	506,553
Storebrand ASA (A Shares)	28,850	193,610
Tandberg ASA	7,650	68,340
Telenor ASA	71,608	518,002
Tomra Systems AS	11,500	42,764
Yara International ASA	23,217	206,563
TOTAL NORWAY		3,238,480
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	137,023	288,656
Banco Espirito Santo SA (BES) (Reg.)	8,700	142,489
BPI-SGPS SA	21,657	76,214
Brisa Auto-Estradas de Portugal SA	27,450	202,226
Cimpor-Cimentos de Portugal SGPS SA	8,281	42,150
Electricidade de Portugal SA	123,830	343,796
Jeronimo Martins SGPS SA (a)	1,860	20,135
Portugal Telecom SGPS SA (Reg.)	61,650	628,346
PT Multimedia SGPS SA	2,393	51,723
Sonae SGPS SA	50,200	52,571
TOTAL PORTUGAL		1,848,306
Common Stocks - continued
	Shares	Value (Note 1)
Singapore - 0.9%
Allgreen Properties Ltd.	15,000	$ 9,296
Ascendas (REIT)	36,000	31,572
CapitaLand Ltd.	67,000	62,284
CapitaMall Trust	55,000	54,022
Chartered Semiconductor Manufacturing Ltd. (a)	48,800	31,099
City Developments Ltd.	49,000	181,917
ComfortDelgro Corp. Ltd.	84,784	62,458
Creative Technology Ltd. (Singapore)	3,000	32,098
Datacraft Asia Ltd. (a)	11,000	8,305
DBS Group Holdings Ltd.	81,361	742,067
Fraser & Neave Ltd.	19,630	160,676
Haw Par Corp. Ltd.	6,000	17,540
Jardine Cycle & Carriage Ltd.	5,272	21,422
Keppel Corp. Ltd.	54,000	224,158
Keppel Land Ltd.	26,000	27,362
Neptune Orient Lines Ltd.	55,000	90,681
Oversea-Chinese Banking Corp. Ltd.	90,987	707,511
Overseas Union Enterprises Ltd.	6,000	25,257
Parkway Holdings Ltd.	22,000	16,464
Sembcorp Industries Ltd.	63,969	48,994
Sembcorp Logistics Ltd.	20,000	25,491
Sembcorp Marine Ltd.	24,000	14,312
Singapore Airlines Ltd.	39,170	254,202
Singapore Exchange Ltd.	54,000	56,197
Singapore Land Ltd.	6,000	15,225
Singapore Post Ltd.	71,000	32,586
Singapore Press Holdings Ltd.	126,021	318,294
Singapore Technologies Engineering Ltd.	62,161	76,320
Singapore Telecommunications Ltd.	457,893	615,735
SMRT Corp. Ltd.	112,000	45,510
Stats ChipPAC Ltd. (a)	183,000	120,902
United Overseas Bank Ltd.	83,846	651,983
United Overseas Land Ltd.	15,000	19,469
Venture Corp. Ltd.	15,808	157,119
Wing Tai Holdings Ltd.	39,000	20,408
TOTAL SINGAPORE		4,978,936
Spain - 3.5%
Abertis Infraestructuras SA	19,614	353,005
Acerinox SA (Reg.)	14,820	201,036
Actividades de Construccion y Servicios SA (ACS)	19,296	328,954
Aguas de Barcelona SA	2,811	49,325
Altadis SA (Spain)	21,053	656,288
Amadeus Global Travel Distribution SA Series A	29,889	203,453
Antena 3 Television SA (a)	880	43,549
Banco Bilbao Vizcaya Argentaria SA	237,979	3,188,919
Banco Popular Espanol SA (Reg.)	12,905	699,763
Banco Santander Central Hispano SA	326,180	3,219,397
Corporacion Mapfre SA (Reg.)	5,554	63,167
Endesa SA	74,279	1,381,589

	Shares	Value (Note 1)
Fomento Construcciones y Contratas SA (FOCSA)	2,723	$ 99,872
Gas Natural SDG SA Series E	13,521	322,540
Grupo Acciona SA	1,441	88,700
Grupo Auxiliar Metalurgico SA (Gamesa)	8,091	114,386
Grupo Ferrovial SA	5,945	272,484
Iberdrola SA	59,716	1,220,905
Iberia Lineas Aereas de Espana SA	53,405	140,468
Inditex SA	20,020	460,507
Indra Sistemas SA	11,360	145,386
Metrovacesa SA	2,675	116,124
NH Hoteles SA	8,457	87,843
Promotora de Informaciones SA (PRISA)	4,361	69,035
Repsol YPF SA	70,019	1,452,194
Sogecable SA (a)(d)	3,747	135,695
Telefonica Publicidad e Informacion SA	7,549	49,455
Telefonica SA	339,497	4,857,071
Union Fenosa SA	18,850	418,904
Vallehermoso SA	11,017	150,789
Vallehermoso SA rights 9/11/04 (a)	11,017	3,756
Zeltia SA (d)	6,708	44,436
TOTAL SPAIN		20,638,995
Sweden - 2.3%
Alfa Laval AB	11,300	159,726
Assa Abloy AB (B Shares)	21,843	262,876
Atlas Copco AB:
(A Shares)	7,660	271,707
(B Shares)	5,585	180,976
Axfood AB	1,200	30,804
Billerud AB	2,900	45,052
Capio AB (a)	5,454	50,728
Castellum AB	2,000	50,139
D. Carnegie & Co. AB	4,190	37,156
Electrolux AB (B Shares)	23,069	422,982
Elekta AB (B Shares) (a)	2,098	47,700
Eniro AB	9,215	69,735
Fabege AB (B Shares) (a)	4,700	68,315
Gambro AB:
(A Shares)	10,500	112,714
(B Shares)	5,800	61,294
Getinge AB (B Shares)	8,000	88,811
Hennes & Mauritz AB (H&M) (B Shares)	35,171	916,901
Hoganas AB (A Shares)	1,200	27,283
Holmen AB (B Shares)	2,400	68,648
Lundin Petroleum AB (a)	14,000	69,635
Modern Times Group AB (MTG) (B Shares) (a)	2,950	56,057
Nordea Bank AB	173,773	1,332,420
OMX AB (a)	5,500	58,307
Sandvik AB	17,066	583,727
SAS AB (a)	3,600	27,843
Scania AB (B Shares)	9,304	303,967
Common Stocks - continued
	Shares	Value (Note 1)
Sweden - continued
Securitas AB (B Shares)	28,608	$ 355,736
Skandia Foersaekrings AB	71,848	259,642
Skandinaviska Enskilda Banken AB (A Shares)	36,175	508,923
Skanska AB (B Shares)	27,669	249,051
SKF AB (B Shares)	7,100	261,785
SSAB Swedish Steel AB:
(A Shares)	3,800	66,635
(B Shares)	1,200	20,082
Svenska Cellulosa AB (SCA) (B Shares)	14,304	537,895
Svenska Handelsbanken AB (A Shares)	42,664	819,247
Swedish Match Co.	28,750	291,368
Tele2 AB (B Shares)	6,578	248,240
Telefonaktiebolaget LM Ericsson (B Shares) (a)	1,117,673	3,022,188
TeliaSonera AB	146,135	689,840
Trelleborg AB (B Shares)	9,000	135,016
Volvo AB:
(A Shares)	8,440	276,865
(B Shares)	17,722	606,165
Wihlborgs Fastigheter AB	3,230	45,010
WM-Data AB (B Shares)	13,000	24,876
TOTAL SWEDEN		13,824,067
Switzerland - 6.9%
ABB Ltd. (Switzerland) (Reg.) (a)	131,975	746,999
Adecco SA	9,402	439,638
Ciba Specialty Chemicals, Inc.	5,482	333,226
Clariant AG (Reg.)	23,868	290,166
Compagnie Financiere Richemont unit	39,730	1,014,617
Credit Suisse Group (Reg.)	86,935	2,717,588
Geberit AG (Reg.)	269	191,544
Givaudan AG	670	415,196
Holcim Ltd. (Reg.)	14,560	779,867
Kudelski SA (Bearer) (a)	2,000	57,786
Kuoni Reisen Holding AG Class B (Reg.)	150	54,352
Logitech International SA (Reg.) (a)	4,299	194,121
Lonza Group AG	3,433	152,307
Micronas Semiconductor Holding AG (a)	3,473	134,204
Nestle SA (Reg.)	31,700	7,494,888
Nobel Biocare Holding AG (Switzerland)	1,414	199,807
Novartis AG (Reg.)	186,500	8,662,925
Phonak Holding AG	5,068	152,830
Rieter Holding AG (Reg.)	604	162,592
Roche Holding AG (participation certificate)	55,000	5,329,584
Schindler Holding AG	330	90,657
Serono SA Series B	445	283,554
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	424	231,623
Straumann Holding AG	751	147,028
Sulzer AG (Reg.)	200	56,049
Swiss Reinsurance Co. (Reg.)	24,535	1,388,719

	Shares	Value (Note 1)
Swisscom AG (Reg.)	2,045	$ 675,613
Syngenta AG (Switzerland)	8,059	723,672
The Swatch Group AG:
(Bearer)	2,295	282,176
(Reg.)	4,905	125,069
UBS AG (Reg.)	84,000	5,669,160
Unaxis Holding AG (Reg.)	547	46,744
Valora Holding AG	400	87,468
Zurich Financial Services AG	10,960	1,529,252
TOTAL SWITZERLAND		40,861,021
United Kingdom - 24.8%
3i Group PLC	47,741	493,474
Aegis Group PLC	83,793	126,105
Aggreko PLC	12,542	34,360
Alliance Unichem PLC	18,500	224,568
AMEC PLC	33,604	192,449
Amvescap PLC	53,145	277,779
ARM Holdings PLC	51,647	73,538
Arriva PLC	21,148	164,280
Associated British Ports Holdings PLC	17,196	133,503
AstraZeneca PLC (United Kingdom)	125,300	5,830,209
Aviva PLC	172,207	1,648,103
BAA PLC	82,486	825,111
BAE Systems PLC	246,519	890,849
Balfour Beatty PLC	20,478	97,992
Barclays PLC	481,490	4,499,524
Barratt Developments PLC	22,374	238,729
BBA Group PLC	25,979	121,975
Bellway PLC	10,773	149,217
Berkeley Group PLC	6,609	145,323
BG Group PLC	274,967	1,697,385
BHP Billiton PLC	189,007	1,781,635
BOC Group PLC	36,081	581,699
Boots Group PLC	55,172	674,198
BP PLC	1,649,931	14,766,869
BPB PLC	42,828	312,045
Brambles Industries PLC	65,313	285,463
British Airways PLC (a)	32,619	131,692
British American Tobacco PLC	116,085	1,756,366
British Land Co. PLC	35,357	458,506
British Sky Broadcasting Group PLC (BSkyB)	91,040	784,331
BT Group PLC	651,553	2,163,156
Bunzl PLC	38,559	294,666
Cable & Wireless PLC	209,801	408,386
Cadbury Schweppes PLC	156,609	1,257,487
Capita Group PLC	52,159	298,008
Carnival PLC	12,682	611,526
Cattles PLC	36,852	212,545
Centrica PLC	314,188	1,393,041
Close Brothers Group PLC	7,185	90,649
Cobham PLC	8,249	202,199
Compass Group PLC	151,793	850,163
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Cookson Group PLC (a)	192,887	$ 115,594
Corus Group PLC (a)	297,708	236,093
Daily Mail & General Trust PLC Class A	25,484	313,250
Davis Service Group PLC	9,795	69,204
De La Rue PLC	12,253	68,792
Diageo PLC	231,745	2,893,916
Dixons Group PLC	132,773	376,903
Eircom Group PLC	35,537	65,126
Electrocomponents PLC	33,864	197,600
EMAP PLC	18,203	241,468
EMI Group PLC	72,526	290,846
Enterprise Inns PLC	29,532	291,152
Exel PLC	20,637	259,808
FirstGroup PLC	41,821	221,040
FKI PLC	31,384	68,444
Friends Provident PLC	165,817	399,726
George Wimpey PLC	34,252	259,283
GKN PLC	52,800	210,313
GlaxoSmithKline PLC	445,000	9,153,650
Great Portland Estates PLC	7,720	38,333
Group 4 Securicor PLC (a)	76,580	161,143
GUS PLC	78,167	1,195,403
Hammerson PLC	24,744	327,122
Hanson PLC	65,482	446,711
Hays PLC	118,212	252,475
HBOS PLC	298,628	3,657,288
Hilton Group PLC	119,341	561,396
HMV Group PLC	36,077	145,165
HSBC Holdings PLC (United Kingdom) (Reg.)	830,956	12,942,971
Icap PLC	29,527	119,607
IMI PLC	19,602	124,360
Imperial Chemical Industries PLC	82,224	326,032
Imperial Tobacco Group PLC	55,874	1,232,623
Inchcape PLC	5,263	157,464
Intercontinental Hotels Group PLC	57,285	583,865
International Power PLC (a)	110,702	271,352
International Power PLC rights 12/31/99 (a)	36,531	35,061
Intertek Group PLC	15,417	158,941
Invensys PLC (a)	392,398	104,318
ITV PLC	350,600	654,021
J. Sainsbury PLC	95,750	449,126
Johnson Matthey PLC	18,128	296,507
Kelda Group PLC	30,740	292,257
Kesa Electricals PLC	48,088	243,547
Kidde PLC	64,562	137,018
Kingfisher PLC	170,024	848,846
Land Securities Group PLC	34,460	714,253
Legal & General Group PLC	514,625	922,897
Liberty International PLC	12,326	184,280
Lloyds TSB Group PLC	422,192	3,173,110
LogicaCMG PLC	50,277	145,440

	Shares	Value (Note 1)
London Stock Exchange PLC	18,713	$ 120,407
Man Group PLC	20,676	493,021
Marconi Corp. PLC (a)	13,333	139,138
Marks & Spencer Group PLC	166,891	1,058,802
Meggitt PLC	33,216	135,898
MFI Furniture Group PLC	29,674	66,185
Misys PLC	52,378	164,970
Mitchells & Butlers PLC	54,124	251,436
National Express Group PLC Class L	11,750	142,525
National Grid Transco PLC	229,395	1,917,375
Next PLC	18,440	494,542
Novar PLC	21,219	46,658
Pearson PLC	66,196	739,115
Peninsular & Oriental Steam Navigation Co.	47,530	205,598
Persimmon PLC	22,945	277,078
Pilkington PLC	55,315	88,481
Premier Farnell PLC	32,667	113,928
Provident Financial PLC	21,788	233,458
Prudential PLC	159,347	1,260,804
Punch Taverns Ltd.	16,282	133,817
Rank Group PLC	51,530	266,552
Reckitt Benckiser PLC	46,414	1,221,352
Reed Elsevier PLC	94,500	837,985
Rentokil Initial PLC	155,309	420,582
Reuters Group PLC	109,461	631,319
Rexam PLC	49,255	391,941
Rio Tinto PLC (Reg.)	81,338	2,065,578
RMC Group PLC	21,992	251,895
Rolls-Royce Group PLC	119,420	498,811
Royal & Sun Alliance Insurance Group PLC	192,192	245,076
Royal Bank of Scotland Group PLC	225,246	6,280,389
SABMiller PLC	60,820	757,467
Sage Group PLC	82,050	241,788
Schroders PLC	6,121	67,241
Scottish & Newcastle PLC	68,553	489,593
Scottish & Southern Energy PLC	66,751	886,675
Scottish Power PLC	134,307	973,719
Serco Group PLC	26,435	94,814
Severn Trent PLC	23,374	364,830
Shell Transport & Trading Co. PLC (Reg.)	720,680	5,321,021
Signet Group PLC	161,930	305,718
Slough Estates PLC	37,743	312,920
Smith & Nephew PLC	69,209	629,110
Smiths Group PLC	46,150	577,258
SSL International PLC	16,114	81,901
Stagecoach Group PLC	63,473	101,817
Tate & Lyle PLC	39,744	256,445
Taylor Woodrow PLC	46,333	228,813
Tesco PLC	581,556	2,788,125
TI Automotive Ltd. (a)	22,478	0
Tomkins PLC	54,535	255,311
Trinity Mirror PLC	21,500	249,941
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Unilever PLC	209,682	$ 1,826,330
United Business Media PLC	28,650	245,277
United Utilities PLC	38,034	375,314
United Utilities PLC Class A	33,692	221,949
Vodafone Group PLC	5,051,800	11,568,622
Whitbread PLC	23,735	348,861
William Hill PLC	29,732	291,248
Wolseley PLC	42,563	650,913
WPP Group PLC	83,439	745,916
Yell Group PLC	44,767	274,937
TOTAL UNITED KINGDOM		146,542,833
United States of America - 0.1%
Synthes, Inc.	4,232	452,683
TOTAL COMMON STOCKS (Cost $584,186,583)		575,879,526
Nonconvertible Preferred Stocks - 0.7%

Australia - 0.3%
News Corp. Ltd. (ltd. vtg.)	204,832	1,514,871
Germany - 0.2%
Fresenius Medical Care AG	1,350	69,044
Henkel KGaA	4,156	301,672
Porsche AG (non-vtg.)	552	335,917
ProSiebenSat.1 Media AG	4,194	72,571
RWE AG (non-vtg.)	3,000	124,826
Volkswagen AG	7,136	189,431
TOTAL GERMANY		1,093,461
Italy - 0.2%
Banca Intesa Spa (Risp)	83,450	236,768
Telecom Italia Spa (Risp)	451,333	992,007
TOTAL ITALY		1,228,775
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,719,896)		3,837,107
Government Obligations - 0.8%
Principal Amount
United States of America - 0.8%
U.S. Treasury Bills, yield at date of purchase 1.61% 1/6/05 (e) (Cost $4,971,556)	$ 5,000,000	4,970,770
Money Market Funds - 4.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.53% (b)	21,131,817	$ 21,131,817
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	4,928,911	4,928,911
TOTAL MONEY MARKET FUNDS (Cost $26,060,728)		26,060,728
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $618,938,763)		610,748,131
NET OTHER ASSETS - (3.4)%		(20,101,661)
NET ASSETS - 100%		$ 590,646,470
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 CAC 40 Index Contracts (France)	Oct. 2004	$ 177,025	$ (1,311)
91 Dow Jones Euro Stoxx 50 Index Contracts	Sept. 2004	3,097,480	(127,753)
46 FTSE 100 Index Contracts (United Kingdom)	Sept. 2004	3,716,995	(7,687)
2 Hang Seng Stock Index Contracts (Hong Kong)	Sept. 2004	163,956	377
6 MSCI Index Contracts (Singapore)	Sept. 2004	162,600	(42)
11 Nikkei 225 Index Contracts (Japan)	Sept. 2004	636,855	(26,630)
37 OMX Index Contracts (Sweden)	Sept. 2004	341,156	(2,625)
9 Share Price Index 200 Contracts (Australia)	Sept. 2004	563,327	(1,361)
18 TOPIX 150 Index Contracts (Japan)	Sept. 2004	1,928,062	(66,192)
		$ 10,787,456	$ (233,224)

The face value of futures purchased as a percentage of net assets - 1.7%
Forward Foreign Currency Contracts
	Settlement Dates	Value (Note 1)	Unrealized Appreciation/(Depreciation)
Contracts to Buy
803,000 AUD	Nov. 2004	$ 562,038	$ (2,251)
2,623,000 EUR	Nov. 2004	3,191,891	4,990
2,078,000 GBP	Nov. 2004	3,725,385	(4,963)
273,000,000 JPY	Nov. 2004	2,506,499	(1,416)
2,587,000 SEK	Nov. 2004	344,736	891
		$ 10,330,549	$ (2,749)
(Payable Amount $10,333,298)
The value of contracts to buy as a percentage of net assets - 1.7%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,112,577.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $47,777,000 of which $10,063,000 and $37,714,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,695,786) (cost $618,938,763) - See accompanying schedule		$ 610,748,131
Foreign currency held at value (cost $3,330,312)		3,298,488
Receivable for investments sold		548,041
Unrealized appreciation on foreign currency contracts		5,881
Receivable for fund shares sold		523,871
Dividends receivable		1,698,594
Interest receivable		21,705
Prepaid expenses		404
Receivable from investment adviser for expense reductions		40,235
Other affiliated receivables		1,498
Other receivables		7,135
Total assets		616,893,983

Liabilities
Payable for investments purchased	$ 20,619,222
Unrealized depreciation on foreign currency contracts	8,630
Payable for closed foreign currency contracts	31,250
Payable for fund shares redeemed	177,888
Accrued management fee	163,954
Payable for daily variation on futures contracts	202,302
Other affiliated payables	80,809
Other payables and accrued expenses	34,547
Collateral on securities loaned, at value	4,928,911
Total liabilities		26,247,513

Net Assets		$ 590,646,470
Net Assets consist of:
Paid in capital		$ 655,863,881
Undistributed net investment income		7,818,284
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(64,484,544)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(8,551,151)
Net Assets, for 21,369,196 shares outstanding		$ 590,646,470
Net Asset Value, offering price and redemption price per share ($590,646,470 ÷ 21,369,196 shares)		$ 27.64

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 11,516,077
Interest		128,404
Security lending		54,825
		11,699,306
Less foreign taxes withheld		(1,302,565)
Total income		10,396,741

Expenses
Management fee	$ 981,460
Transfer agent fees	386,064
Accounting and security lending fees	101,683
Non-interested trustees' compensation	1,425
Custodian fees and expenses	88,127
Registration fees	38,341
Audit	17,959
Legal	1,128
Miscellaneous	2,822
Total expenses before reductions	1,619,009
Expense reductions	(272,164)	1,346,845
Net investment income (loss)		9,049,896
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,822,198
Foreign currency transactions	(111,822)
Futures contracts	(871,030)
Total net realized gain (loss)		1,839,346
Change in net unrealized appreciation (depreciation) on: Investment securities	(24,337,490)
Assets and liabilities in foreign currencies	(29,925)
Futures contracts	(271,151)
Total change in net unrealized appreciation (depreciation)		(24,638,566)
Net gain (loss)		(22,799,220)
Net increase (decrease) in net assets resulting from operations		$ (13,749,324)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,049,896	$ 7,444,592
Net realized gain (loss)	1,839,346	7,478,562
Change in net unrealized appreciation (depreciation)	(24,638,566)	140,050,374
Net increase (decrease) in net assets resulting from operations	(13,749,324)	154,973,528
Distributions to shareholders from net investment income	(2,231,532)	(9,115,024)
Share transactions Net proceeds from sales of shares	106,527,493	255,946,871
Reinvestment of distributions	2,099,944	8,520,808
Cost of shares redeemed	(58,671,429)	(181,202,981)
Net increase (decrease) in net assets resulting from share transactions	49,956,008	83,264,698
Redemption fees	93,369	209,834
Total increase (decrease) in net assets	34,068,521	229,333,036
Net Assets
Beginning of period	556,577,949	327,244,913
End of period (including undistributed net investment income of $7,818,284 and undistributed net investment income of $999,920, respectively)	$ 590,646,470	$ 556,577,949
Other Information Shares
Sold	3,815,565	10,331,557
Issued in reinvestment of distributions	72,940	341,999
Redeemed	(2,112,156)	(8,386,262)
Net increase (decrease)	1,776,349	2,287,294

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004F	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 28.41	$ 18.91	$ 23.41	$ 29.38	$ 36.26	$ 28.84
Income from Investment Operations
Net investment income (loss)D	.44	.47	.41	.41	.51	.49
Net realized and unrealized gain (loss)	(1.10)	9.57	(4.52)	(6.07)	(7.03)	7.25
Total from investment operations	(.66)	10.04	(4.11)	(5.66)	(6.52)	7.74
Distributions from net investment income	(.11)	(.55)	(.39)	(.32)	(.29)	(.12)
Distributions from net realized gain	-	-	-	-	(.06)	(.26)
Distributions in excess of net realized gain	-	-	-	-	(.02)	-
Total distributions	(.11)	(.55)	(.39)	(.32)	(.37)	(.38)
Redemption fees added to paid in capitalD	-G	.01	-G	.01	.01	.06
Net asset value, end of period	$ 27.64	$ 28.41	$ 18.91	$ 23.41	$ 29.38	$ 36.26
Total ReturnB,C	(2.34)%	53.55%	(17.65)%	(19.26)%	(18.04)%	27.08%
Ratios to Average Net AssetsE
Expenses before expense reductions	.56%A	.60%	.58%	.56%	.56%	.68%
Expenses net of voluntary waivers, if any	.47%A	.47%	.40%	.35%	.35%	.35%
Expenses net of all reductions	.47%A	.47%	.39%	.35%	.35%	.35%
Net investment income (loss)	1.57%H	1.99%	1.87%	1.60%	1.53%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 590,646	$ 556,578	$ 327,245	$ 305,235	$ 345,448	$ 254,967
Portfolio turnover rate	4%A	31%	19%	12%	4%	3%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. FFor the year ended February 29. GAmount represents less than $.01 per share. HNet investment income (loss) for period is not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales, futures transactions and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Total Market Index	$ 2,364,790,133	$ 379,567,275	$ (390,916,025)	$ (11,348,750)
Spartan Extended Market Index	1,048,560,714	204,427,498	(225,375,382)	(20,947,884)
Spartan International Index	637,339,775	68,853,667	(95,445,311)	(26,591,644)

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 90 days are subject to a redemption fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the funds and accounted for as an addition to paid in capital.

Spartan Extended Market Index and Spartan International Index also receive their allocable share of redemption fees attributable to redemptions from the Fidelity Four-in-One Index Fund. For the period these fees totaled $5,704 and $7,605, respectively.

2. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. Each applicable fund will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each applicable fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the fluctuation of interest rates or in the price of the underlying security, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Total Market Index	142,882,886	22,404,911
Spartan Extended Market Index	87,570,644	74,650,960
Spartan International Index	68,696,622	11,118,591

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Total Market Index	.24%
Spartan Extended Market Index	.24%
Spartan International Index	.34%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the funds. Geode provides discretionary investment advisory services to the funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Total Market Index	.09%
Spartan Extended Market Index	.12%
Spartan International Index	.13%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Total Market Index	$ 262,629
Spartan Extended Market Index	105,975
Spartan International Index	97,841

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Effective August 31, 2004, FMR agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from Adviser

Spartan Total Market Index	.25% - .10%*	$ 1,386,263
Spartan Extended Market Index	.40% - .10%*	$ 56,619
Spartan International Index	.47% - .10%*	$ 270,313

* Expense limitation in effect at period end.

In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody Expense Reduction	Transfer Agent Expense Reduction

Spartan Total Market Index	$ 512	$ 3,296
Spartan Extended Market Index	1,671	569
Spartan International Index	1,851	-

8. Other Information.

At the end of the period, Fidelity Four-in-One Index Fund was the owner of record of approximately 10% and 16% of the total outstanding shares of Spartan Extended Market Index Fund and Spartan International Index Fund, respectively.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburg, PA

Fidelity's Index Funds

Fidelity® Nasdaq Composite® Index Fund

Four-In-One Index Fund

Spartan Extended Market Index Fund

Spartan International Index Fund

Spartan 500 Index Fund

Spartan Total Market Index Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Printed on Recycled Paper

SIF-USAN-1004
1.790950.101

Spartan®

U.S. Equity Index

Fund

Semiannual Report

August 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending November 30, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 to August 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Actual	$ 1,000.00	$ 972.00	$ .94**
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.03	$ .97**

* Expenses are equal to the Fund's annualized expense ratio of .19%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If current fees were reflected as if they had been in effect throughout the entire period, the annualized expense ratio would have been .10% and the expenses paid in the actual and hypothetical examples above would have been $.49 and $.51, respectively.

Semiannual Report

Investment Changes

Top Ten Stocks as of August 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.3	3.1
Exxon Mobil Corp.	2.9	2.6
Microsoft Corp.	2.8	2.7
Pfizer, Inc.	2.4	2.6
Citigroup, Inc.	2.3	2.4
Wal-Mart Stores, Inc.	2.2	2.4
American International Group, Inc.	1.8	1.8
Bank of America Corp.	1.8	1.1
Johnson & Johnson	1.7	1.5
Procter & Gamble Co.	1.4	1.2
	22.6
Market Sectors as of August 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	21.1
Information Technology	15.3	17.1
Health Care	13.4	13.3
Industrials	11.4	10.6
Consumer Staples	11.1	11.2
Consumer Discretionary	10.8	11.0
Energy	6.8	5.9
Telecommunication Services	3.6	3.5
Materials	3.0	2.9
Utilities	2.9	2.9

Semiannual Report

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	132,255	$ 2,994
Dana Corp.	265,743	5,015
Delphi Corp.	999,286	9,153
Goodyear Tire & Rubber Co. (a)(d)	312,720	3,434
Johnson Controls, Inc.	338,930	19,082
Visteon Corp.	230,810	2,153
		41,831
Automobiles - 0.6%
Ford Motor Co.	3,264,986	46,069
General Motors Corp.	1,006,882	41,594
Harley-Davidson, Inc.	526,311	32,115
		119,778
Distributors - 0.1%
Genuine Parts Co.	311,124	11,795
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	1,128,281	51,664
Darden Restaurants, Inc.	287,099	6,032
Harrah's Entertainment, Inc.	201,161	9,694
Hilton Hotels Corp.	683,669	12,203
International Game Technology	622,211	17,951
Marriott International, Inc. Class A	403,436	19,143
McDonald's Corp.	2,245,344	60,669
Starbucks Corp. (a)	707,140	30,577
Starwood Hotels & Resorts Worldwide, Inc. unit	369,094	16,314
Wendy's International, Inc.	203,405	6,991
Yum! Brands, Inc.	516,108	20,495
		251,733
Household Durables - 0.5%
Black & Decker Corp.	141,162	9,730
Centex Corp.	220,005	10,070
Fortune Brands, Inc.	260,801	19,078
KB Home	83,349	5,732
Leggett & Platt, Inc.	342,398	9,207
Maytag Corp.	140,713	2,847
Newell Rubbermaid, Inc.	490,041	10,551
Pulte Homes, Inc.	226,079	13,327
Snap-On, Inc.	103,656	3,293
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	145,674	$ 6,302
Whirlpool Corp.	123,051	7,523
		97,660
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	1,172,260	101,447
Leisure Equipment & Products - 0.2%
Brunswick Corp.	168,890	6,639
Eastman Kodak Co.	511,139	15,119
Hasbro, Inc.	314,573	5,829
Mattel, Inc.	753,244	12,120
		39,707
Media - 3.4%
Clear Channel Communications, Inc.	1,095,490	36,710
Comcast Corp. Class A (a)	3,999,021	112,652
Dow Jones & Co., Inc.	145,898	5,989
Gannett Co., Inc.	485,938	41,159
Interpublic Group of Companies, Inc. (a)	747,059	7,881
Knight-Ridder, Inc.	140,314	9,040
McGraw-Hill Companies, Inc.	339,773	25,731
Meredith Corp.	89,622	4,488
Omnicom Group, Inc.	337,087	23,195
The New York Times Co. Class A	265,148	10,770
Time Warner, Inc. (a)	8,131,242	132,946
Tribune Co.	584,336	24,396
Univision Communications, Inc. Class A (a)	576,771	19,033
Viacom, Inc. Class B (non-vtg.)	3,089,854	102,923
Walt Disney Co.	3,659,797	82,162
		639,075
Multiline Retail - 1.1%
Big Lots, Inc. (a)	205,402	2,504
Dillard's, Inc. Class A	148,977	2,831
Dollar General Corp.	587,936	11,582
Family Dollar Stores, Inc.	305,826	8,089
Federated Department Stores, Inc.	320,660	13,917
JCPenney Co., Inc.	503,166	19,281
Kohl's Corp. (a)	608,116	30,090
Nordstrom, Inc.	248,130	9,213
Sears, Roebuck & Co. (d)	379,495	14,527
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	1,629,038	$ 72,623
The May Department Stores Co.	518,664	12,712
		197,369
Specialty Retail - 2.3%
AutoNation, Inc. (a)	476,830	7,839
AutoZone, Inc. (a)	148,307	10,984
Bed Bath & Beyond, Inc. (a)	535,892	20,053
Best Buy Co., Inc.	578,675	26,920
Boise Cascade Corp.	156,344	4,892
Circuit City Stores, Inc.	354,500	4,598
Gap, Inc.	1,605,441	30,086
Home Depot, Inc.	3,963,960	144,922
Limited Brands, Inc.	840,426	16,876
Lowe's Companies, Inc.	1,402,080	69,683
Office Depot, Inc. (a)	557,927	8,932
RadioShack Corp.	286,833	7,727
Sherwin-Williams Co.	255,377	10,547
Staples, Inc.	887,083	25,442
Tiffany & Co., Inc.	261,057	8,080
TJX Companies, Inc.	882,592	18,676
Toys 'R' Us, Inc. (a)	381,579	6,197
		422,454
Textiles Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	335,328	14,134
Jones Apparel Group, Inc.	224,922	8,027
Liz Claiborne, Inc.	197,834	7,532
NIKE, Inc. Class B	470,828	35,458
Reebok International Ltd.	106,906	3,632
VF Corp.	195,930	9,667
		78,450
TOTAL CONSUMER DISCRETIONARY		2,001,299
CONSUMER STAPLES - 11.1%
Beverages - 2.5%
Adolph Coors Co. Class B	66,286	4,540
Anheuser-Busch Companies, Inc.	1,434,241	75,728
Brown-Forman Corp. Class B (non-vtg.)	216,620	10,287
Coca-Cola Enterprises, Inc.	838,288	17,311
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
Pepsi Bottling Group, Inc.	459,249	$ 12,303
PepsiCo, Inc.	3,044,263	152,213
The Coca-Cola Co.	4,343,668	194,205
		466,587
Food & Staples Retailing - 3.4%
Albertsons, Inc. (d)	655,877	16,121
Costco Wholesale Corp.	818,496	33,697
CVS Corp.	708,526	28,341
Kroger Co. (a)	1,324,183	21,889
Safeway, Inc. (a)	795,935	16,078
SUPERVALU, Inc.	240,355	6,336
Sysco Corp.	1,140,277	36,649
Wal-Mart Stores, Inc.	7,648,385	402,840
Walgreen Co.	1,827,186	66,601
Winn-Dixie Stores, Inc. (d)	253,524	1,057
		629,609
Food Products - 1.3%
Archer-Daniels-Midland Co.	1,159,134	18,511
Campbell Soup Co.	732,925	19,027
ConAgra Foods, Inc.	942,315	24,689
General Mills, Inc.	674,010	31,847
H.J. Heinz Co.	627,961	23,806
Hershey Foods Corp.	462,510	22,330
Kellogg Co.	732,364	30,745
McCormick & Co., Inc. (non-vtg.)	245,261	8,229
Sara Lee Corp.	1,409,465	31,191
Wm. Wrigley Jr. Co.	400,497	24,843
		235,218
Household Products - 2.1%
Clorox Co.	378,348	19,992
Colgate-Palmolive Co.	948,850	51,238
Kimberly-Clark Corp.	894,060	59,634
Procter & Gamble Co.	4,584,228	256,579
		387,443
Personal Products - 0.7%
Alberto-Culver Co.	161,353	7,792
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Avon Products, Inc.	841,487	$ 37,177
Gillette Co.	1,789,567	76,057
		121,026
Tobacco - 1.1%
Altria Group, Inc.	3,657,332	179,026
Reynolds American, Inc.	267,496	20,196
UST, Inc.	295,153	11,842
		211,064
TOTAL CONSUMER STAPLES		2,050,947
ENERGY - 6.8%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	593,981	23,361
BJ Services Co.	286,949	13,788
Halliburton Co.	784,886	22,895
Nabors Industries Ltd. (a)	264,917	11,683
Noble Corp. (a)	240,408	9,669
Rowan Companies, Inc. (a)	188,683	4,589
Schlumberger Ltd. (NY Shares)	1,050,722	64,935
Transocean, Inc. (a)	572,131	17,564
		168,484
Oil & Gas - 5.9%
Amerada Hess Corp.	160,537	12,923
Anadarko Petroleum Corp.	449,181	26,600
Apache Corp.	579,995	25,920
Ashland, Inc.	125,510	6,455
Burlington Resources, Inc.	707,509	25,633
ChevronTexaco Corp.	1,908,248	186,054
ConocoPhillips	1,223,081	91,034
Devon Energy Corp.	427,609	27,713
El Paso Corp. (d)	1,143,187	9,351
EOG Resources, Inc.	207,825	12,006
Exxon Mobil Corp.	11,663,141	537,671
Kerr-McGee Corp.	266,764	14,080
Kinder Morgan, Inc.	221,282	13,388
Marathon Oil Corp.	615,987	22,342
Occidental Petroleum Corp.	697,657	36,034
Sunoco, Inc.	134,749	8,287
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Unocal Corp.	470,041	$ 17,551
Valero Energy Corp.	229,555	15,158
Williams Companies, Inc.	927,046	11,023
		1,099,223
TOTAL ENERGY		1,267,707
FINANCIALS - 21.0%
Capital Markets - 2.7%
Bank of New York Co., Inc.	1,386,603	41,321
Bear Stearns Companies, Inc.	187,145	16,454
Charles Schwab Corp.	2,433,996	23,001
E*TRADE Financial Corp. (a)	651,673	7,677
Federated Investors, Inc. Class B (non-vtg.)	192,785	5,562
Franklin Resources, Inc.	445,834	23,750
Goldman Sachs Group, Inc.	860,629	77,155
Janus Capital Group, Inc.	426,840	5,865
Lehman Brothers Holdings, Inc.	493,778	36,485
Mellon Financial Corp.	757,063	21,849
Merrill Lynch & Co., Inc.	1,713,755	87,521
Morgan Stanley	1,960,285	99,445
Northern Trust Corp.	393,009	16,919
State Street Corp.	599,099	27,043
T. Rowe Price Group, Inc.	225,929	11,190
		501,237
Commercial Banks - 6.1%
AmSouth Bancorp.	628,230	16,365
Bank of America Corp.	7,271,776	327,084
BB&T Corp.	1,000,610	40,014
Charter One Financial, Inc.	399,068	17,747
Comerica, Inc.	308,987	18,586
Fifth Third Bancorp	1,003,746	49,997
First Horizon National Corp.	221,114	10,054
Huntington Bancshares, Inc.	409,147	10,094
KeyCorp	731,796	22,942
M&T Bank Corp.	211,429	20,082
Marshall & Ilsley Corp.	396,133	15,877
National City Corp.	1,208,014	45,651
North Fork Bancorp, Inc., New York	308,512	12,939
PNC Financial Services Group, Inc.	503,000	26,996
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp. New	822,141	$ 26,547
SouthTrust Corp.	588,093	24,318
SunTrust Banks, Inc.	503,694	34,302
Synovus Financial Corp.	543,533	13,806
U.S. Bancorp, Delaware	3,380,049	99,711
Wachovia Corp.	2,344,674	109,989
Wells Fargo & Co.	3,009,442	176,805
Zions Bancorp	159,666	9,944
		1,129,850
Consumer Finance - 1.3%
American Express Co.	2,278,908	113,991
Capital One Financial Corp.	427,543	28,970
MBNA Corp.	2,278,547	55,004
Providian Financial Corp.	519,260	7,498
SLM Corp.	782,770	30,544
		236,007
Diversified Financial Services - 3.9%
Citigroup, Inc.	9,222,501	429,584
J.P. Morgan Chase & Co.	6,354,611	251,516
Moody's Corp.	266,938	18,301
Principal Financial Group, Inc.	569,280	19,760
		719,161
Insurance - 4.6%
ACE Ltd.	504,974	19,467
AFLAC, Inc.	906,990	36,370
Allstate Corp.	1,253,034	59,156
AMBAC Financial Group, Inc.	193,318	14,596
American International Group, Inc.	4,651,321	331,360
Aon Corp. (d)	561,904	14,581
Cincinnati Financial Corp.	300,027	12,106
Hartford Financial Services Group, Inc.	520,760	31,850
Jefferson-Pilot Corp.	249,382	11,945
Lincoln National Corp.	317,979	14,404
Loews Corp.	330,764	18,787
Marsh & McLennan Companies, Inc.	933,225	41,706
MBIA, Inc.	257,494	14,747
MetLife, Inc.	1,347,938	50,211
Progressive Corp.	387,708	31,133
Prudential Financial, Inc.	938,027	43,318
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
SAFECO Corp.	248,466	$ 11,969
St. Paul Travelers Companies, Inc.	1,189,678	41,270
The Chubb Corp.	338,376	23,013
Torchmark Corp.	198,486	10,218
UnumProvident Corp.	528,348	8,549
XL Capital Ltd. Class A	246,358	17,294
		858,050
Real Estate - 0.5%
Apartment Investment & Management Co. Class A	167,834	5,958
Equity Office Properties Trust	719,712	20,555
Equity Residential (SBI)	499,717	16,186
Plum Creek Timber Co., Inc.	326,764	10,796
ProLogis	323,423	11,692
Simon Property Group, Inc.	371,153	20,766
		85,953
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	996,378	35,421
Fannie Mae	1,728,278	128,670
Freddie Mac	1,227,769	82,408
Golden West Financial Corp., Delaware	272,158	29,456
MGIC Investment Corp.	176,131	12,024
Sovereign Bancorp, Inc.	610,913	13,355
Washington Mutual, Inc.	1,542,423	59,892
		361,226
TOTAL FINANCIALS		3,891,484
HEALTH CARE - 13.4%
Biotechnology - 1.3%
Amgen, Inc. (a)	2,267,752	134,455
Applera Corp. - Applied Biosystems Group	359,923	6,853
Biogen Idec, Inc. (a)	605,926	35,950
Chiron Corp. (a)(d)	336,924	14,279
Genzyme Corp. - General Division (a)	404,009	21,816
Gilead Sciences, Inc. (a)	381,553	26,377
MedImmune, Inc. (a)	443,637	10,590
		250,320
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Health Care Equipment & Supplies - 2.2%
Bausch & Lomb, Inc.	94,447	$ 6,229
Baxter International, Inc.	1,093,050	33,382
Becton, Dickinson & Co.	451,679	21,735
Biomet, Inc.	453,709	20,712
Boston Scientific Corp. (a)	1,489,218	53,210
C.R. Bard, Inc.	186,093	10,440
Fisher Scientific International, Inc. (a)	203,372	11,586
Guidant Corp.	559,325	33,448
Hospira, Inc. (a)	278,314	7,709
Medtronic, Inc.	2,161,761	107,548
Millipore Corp. (a)	88,005	4,427
PerkinElmer, Inc.	227,742	3,981
St. Jude Medical, Inc. (a)	314,182	21,129
Stryker Corp.	713,654	32,329
Thermo Electron Corp. (a)	295,513	7,763
Waters Corp. (a)	213,177	9,233
Zimmer Holdings, Inc. (a)	435,224	31,031
		415,892
Health Care Providers & Services - 2.0%
Aetna, Inc.	271,723	25,175
AmerisourceBergen Corp.	200,257	10,834
Anthem, Inc. (a)(d)	247,252	20,087
Cardinal Health, Inc.	767,557	34,694
Caremark Rx, Inc. (a)	815,664	23,410
CIGNA Corp.	252,189	16,786
Express Scripts, Inc. (a)	138,947	8,781
HCA, Inc.	866,054	33,612
Health Management Associates, Inc. Class A	433,412	8,287
Humana, Inc. (a)	287,970	5,471
IMS Health, Inc.	419,055	9,777
Manor Care, Inc.	158,528	4,862
McKesson Corp.	522,154	16,161
Medco Health Solutions, Inc. (a)	483,402	15,097
Quest Diagnostics, Inc.	184,544	15,797
Tenet Healthcare Corp. (a)	830,116	8,650
UnitedHealth Group, Inc.	1,190,642	78,737
WellPoint Health Networks, Inc. (a)	277,610	27,256
		363,474
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 7.9%
Abbott Laboratories	2,781,403	$ 115,957
Allergan, Inc.	234,215	17,484
Bristol-Myers Squibb Co.	3,467,501	82,284
Eli Lilly & Co.	2,014,309	127,808
Forest Laboratories, Inc. (a)	659,524	30,239
Johnson & Johnson	5,294,004	307,582
King Pharmaceuticals, Inc. (a)	430,432	5,363
Merck & Co., Inc.	3,962,781	178,206
Mylan Laboratories, Inc.	478,940	8,343
Pfizer, Inc.	13,607,922	444,571
Schering-Plough Corp.	2,624,876	48,455
Watson Pharmaceuticals, Inc. (a)	194,148	5,347
Wyeth	2,378,088	86,967
		1,458,606
TOTAL HEALTH CARE		2,488,292
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.0%
General Dynamics Corp.	354,978	34,660
Goodrich Corp.	209,779	6,663
Honeywell International, Inc.	1,531,572	55,106
Lockheed Martin Corp.	800,364	43,044
Northrop Grumman Corp.	641,140	33,115
Raytheon Co.	798,394	27,728
Rockwell Collins, Inc.	316,251	10,876
The Boeing Co.	1,503,624	78,519
United Technologies Corp.	916,511	86,070
		375,781
Air Freight & Logistics - 1.1%
FedEx Corp.	532,766	43,681
Ryder System, Inc.	116,695	5,112
United Parcel Service, Inc. Class B	2,010,078	146,836
		195,629
Airlines - 0.1%
Delta Air Lines, Inc. (a)(d)	222,067	897
Southwest Airlines Co.	1,409,191	20,884
		21,781
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - 0.2%
American Standard Companies, Inc. (a)	383,532	$ 14,425
Masco Corp.	781,132	25,098
		39,523
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc. (a)	565,871	5,795
Apollo Group, Inc. Class A (a)	314,907	24,563
Avery Dennison Corp.	196,984	12,243
Cendant Corp.	1,818,917	39,343
Cintas Corp.	305,239	12,518
Deluxe Corp.	88,991	3,802
Equifax, Inc.	244,308	5,961
H&R Block, Inc.	312,065	15,060
Monster Worldwide, Inc. (a)	208,955	4,227
Pitney Bowes, Inc.	412,201	17,955
R.R. Donnelley & Sons Co.	387,415	11,905
Robert Half International, Inc.	306,059	7,498
Waste Management, Inc.	1,035,271	28,770
		189,640
Construction & Engineering - 0.0%
Fluor Corp.	148,110	6,332
Electrical Equipment - 0.4%
American Power Conversion Corp.	356,990	5,997
Cooper Industries Ltd. Class A	164,954	9,109
Emerson Electric Co.	752,308	46,831
Power-One, Inc. (a)	149,287	1,121
Rockwell Automation, Inc.	331,472	12,927
		75,985
Industrial Conglomerates - 4.6%
3M Co.	1,394,748	114,871
General Electric Co.	18,822,096	617,171
Textron, Inc.	245,462	15,584
Tyco International Ltd.	3,576,510	112,016
		859,642
Machinery - 1.4%
Caterpillar, Inc.	609,735	44,328
Crane Co.	106,149	2,866
Cummins, Inc.	76,824	5,169
Danaher Corp.	549,212	28,240
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	443,962	$ 28,089
Dover Corp.	362,444	13,675
Eaton Corp.	268,538	16,206
Illinois Tool Works, Inc.	552,379	50,427
Ingersoll-Rand Co. Ltd. Class A	309,084	20,094
ITT Industries, Inc.	165,152	13,064
Navistar International Corp. (a)	124,516	4,455
PACCAR, Inc.	312,909	18,834
Pall Corp.	223,100	5,435
Parker Hannifin Corp.	213,247	11,594
		262,476
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	661,449	23,680
CSX Corp.	382,860	12,091
Norfolk Southern Corp.	699,224	19,858
Union Pacific Corp.	462,087	26,390
		82,019
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	162,046	8,655
TOTAL INDUSTRIALS		2,117,463
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 2.7%
ADC Telecommunications, Inc. (a)	1,442,570	3,087
Andrew Corp. (a)	286,508	3,177
Avaya, Inc. (a)	791,306	9,591
CIENA Corp. (a)	1,012,326	1,842
Cisco Systems, Inc. (a)	12,058,024	226,209
Comverse Technology, Inc. (a)	348,900	6,109
Corning, Inc. (a)	2,447,112	24,765
JDS Uniphase Corp. (a)	2,568,327	7,987
Lucent Technologies, Inc. (a)	7,642,688	23,922
Motorola, Inc.	4,180,518	67,515
QLogic Corp. (a)	166,241	4,341
QUALCOMM, Inc.	2,889,734	109,954
Scientific-Atlanta, Inc.	273,096	7,439
Tellabs, Inc. (a)	741,498	6,725
		502,663
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.5%
Apple Computer, Inc. (a)	677,741	$ 23,375
Dell, Inc. (a)	4,499,383	156,759
EMC Corp. (a)	4,358,301	46,939
Gateway, Inc. (a)	664,141	2,916
Hewlett-Packard Co.	5,438,058	97,287
International Business Machines Corp.	3,005,565	254,541
Lexmark International, Inc. Class A (a)	231,694	20,493
NCR Corp. (a)	168,680	7,451
Network Appliance, Inc. (a)	619,716	12,438
Sun Microsystems, Inc. (a)	5,931,515	22,777
		644,976
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	858,627	17,602
Jabil Circuit, Inc. (a)	357,941	7,384
Molex, Inc.	338,224	9,765
Sanmina-SCI Corp. (a)	928,992	6,429
Solectron Corp. (a)	1,714,523	8,847
Symbol Technologies, Inc.	418,196	5,395
Tektronix, Inc.	150,961	4,313
		59,735
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	2,401,723	68,473
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)(d)	242,641	13,183
Automatic Data Processing, Inc.	1,053,038	41,879
Computer Sciences Corp. (a)	334,474	15,503
Convergys Corp. (a)	255,579	3,553
Electronic Data Systems Corp.	913,696	17,561
First Data Corp.	1,555,891	65,736
Fiserv, Inc. (a)	347,696	12,093
Paychex, Inc.	673,514	19,983
Sabre Holdings Corp. Class A	247,999	5,704
SunGard Data Systems, Inc. (a)	517,372	11,900
Unisys Corp. (a)	594,371	5,967
		213,062
Office Electronics - 0.1%
Xerox Corp. (a)(d)	1,427,079	19,166
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	630,601	$ 7,208
Altera Corp. (a)	667,619	12,631
Analog Devices, Inc.	670,304	23,273
Applied Materials, Inc. (a)	3,006,366	47,771
Applied Micro Circuits Corp. (a)	555,921	1,862
Broadcom Corp. Class A (a)	560,112	15,201
Intel Corp.	11,534,657	245,573
KLA-Tencor Corp. (a)	350,576	13,098
Linear Technology Corp.	551,784	19,737
LSI Logic Corp. (a)	681,416	3,291
Maxim Integrated Products, Inc.	574,681	24,958
Micron Technology, Inc. (a)	1,088,812	12,532
National Semiconductor Corp. (a)	639,821	8,529
Novellus Systems, Inc. (a)	263,661	6,441
NVIDIA Corp. (a)	295,893	3,687
PMC-Sierra, Inc. (a)(d)	314,979	2,942
Teradyne, Inc. (a)	345,956	4,452
Texas Instruments, Inc.	3,087,167	60,323
Xilinx, Inc.	618,991	16,979
		530,488
Software - 4.3%
Adobe Systems, Inc.	425,732	19,528
Autodesk, Inc.	202,381	8,988
BMC Software, Inc. (a)	397,322	5,948
Citrix Systems, Inc. (a)	303,497	4,829
Computer Associates International, Inc.	1,042,867	25,258
Compuware Corp. (a)	688,652	3,120
Electronic Arts, Inc. (a)	539,832	26,873
Intuit, Inc. (a)	341,642	14,448
Mercury Interactive Corp. (a)(d)	164,411	5,674
Microsoft Corp.	19,250,683	525,544
Novell, Inc. (a)	689,546	4,068
Oracle Corp. (a)	9,264,488	92,367
Parametric Technology Corp. (a)	478,084	2,328
PeopleSoft, Inc. (a)	650,679	11,322
Siebel Systems, Inc. (a)	896,294	6,821
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	556,082	$ 26,670
VERITAS Software Corp. (a)	770,132	12,877
		796,663
TOTAL INFORMATION TECHNOLOGY		2,835,226
MATERIALS - 3.0%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	405,382	21,234
Dow Chemical Co.	1,669,541	71,473
E.I. du Pont de Nemours & Co.	1,783,757	75,382
Eastman Chemical Co.	138,061	6,424
Ecolab, Inc.	458,220	13,710
Engelhard Corp.	221,625	6,265
Great Lakes Chemical Corp.	90,513	2,364
Hercules, Inc. (a)	196,093	2,690
International Flavors & Fragrances, Inc.	168,248	6,483
Monsanto Co.	473,652	17,336
PPG Industries, Inc.	306,029	18,291
Praxair, Inc.	579,541	23,518
Rohm & Haas Co.	399,649	16,198
Sigma Aldrich Corp.	123,312	7,065
		288,433
Construction Materials - 0.0%
Vulcan Materials Co.	182,121	8,682
Containers & Packaging - 0.2%
Ball Corp.	200,992	7,505
Bemis Co., Inc.	190,691	5,040
Pactiv Corp. (a)	273,128	6,459
Sealed Air Corp. (a)	150,416	7,388
Temple-Inland, Inc.	98,709	6,740
		33,132
Metals & Mining - 0.7%
Alcoa, Inc.	1,550,445	50,203
Allegheny Technologies, Inc.	166,396	3,130
Freeport-McMoRan Copper & Gold, Inc. Class B	315,760	11,882
Newmont Mining Corp.	790,170	35,076
Nucor Corp.	140,725	11,017
Phelps Dodge Corp.	166,722	13,598
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp.	202,026	$ 7,457
Worthington Industries, Inc.	154,655	3,147
		135,510
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	454,657	15,449
International Paper Co.	865,795	34,649
Louisiana-Pacific Corp.	194,029	4,793
MeadWestvaco Corp.	359,388	10,836
Weyerhaeuser Co.	430,022	26,881
		92,608
TOTAL MATERIALS		558,365
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.0%
ALLTEL Corp.	549,569	30,034
AT&T Corp.	1,415,812	20,926
BellSouth Corp.	3,271,330	87,541
CenturyTel, Inc.	247,690	7,973
Citizens Communications Co.	512,617	6,474
Qwest Communications International, Inc. (a)	3,182,123	9,196
SBC Communications, Inc.	5,906,181	152,320
Sprint Corp.	2,543,618	50,058
Verizon Communications, Inc.	4,940,381	193,910
		558,432
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. (a)	4,863,822	71,109
Nextel Communications, Inc. Class A (a)	1,979,116	45,896
		117,005
TOTAL TELECOMMUNICATION SERVICES		675,437
UTILITIES - 2.9%
Electric Utilities - 2.0%
Allegheny Energy, Inc. (a)(d)	226,427	3,326
Ameren Corp.	343,350	16,065
American Electric Power Co., Inc.	705,586	23,094
CenterPoint Energy, Inc.	547,832	5,993
Cinergy Corp.	320,827	12,987
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Consolidated Edison, Inc.	429,652	$ 18,131
DTE Energy Co.	309,348	12,782
Edison International	581,029	15,618
Entergy Corp.	410,679	24,764
Exelon Corp.	1,178,788	43,438
FirstEnergy Corp.	588,184	23,669
FPL Group, Inc.	329,561	22,806
PG&E Corp. (a)(d)	747,273	21,813
Pinnacle West Capital Corp.	162,919	6,877
PPL Corp.	317,131	15,168
Progress Energy, Inc.	439,768	19,301
Southern Co.	1,315,167	39,915
TECO Energy, Inc.	354,171	4,696
TXU Corp.	541,863	22,558
Xcel Energy, Inc.	712,059	12,568
		365,569
Gas Utilities - 0.1%
KeySpan Corp.	285,641	10,883
Nicor, Inc.	78,527	2,815
NiSource, Inc.	469,785	9,772
Peoples Energy Corp.	66,943	2,781
		26,251
Multi-Utilities & Unregulated Power - 0.8%
AES Corp. (a)	1,136,262	11,465
Calpine Corp. (a)(d)	791,496	2,707
CMS Energy Corp. (a)	291,650	2,800
Constellation Energy Group, Inc.	300,443	12,348
Dominion Resources, Inc.	582,308	37,786
Duke Energy Corp.	1,631,588	36,123
Dynegy, Inc. Class A (a)	675,821	2,947
Public Service Enterprise Group, Inc.	421,936	17,865
Sempra Energy	409,765	14,813
		138,854
TOTAL UTILITIES		530,674
TOTAL COMMON STOCKS (Cost $14,308,464)		18,416,894
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills, yield at date of purchase 1.61% 1/6/05 (e) (Cost $19,886)	$ 20,000	$ 19,883
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 1.53% (b)	116,779,517	116,780
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	94,934,960	94,935
TOTAL MONEY MARKET FUNDS (Cost $211,715)		211,715
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $14,540,065)		18,648,492
NET OTHER ASSETS - (0.5)%		(92,603)
NET ASSETS - 100%		$ 18,555,889
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
569 S&P 500 Index Contracts	Sept. 2004	$ 157,058	$ 1,706

The face value of futures purchased as a percentage of net assets - 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,424,000.
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $671,787,000 of which $153,552,000, $477,268,000 and $40,967,000 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $90,623) (cost $14,540,065) - See accompanying schedule		$ 18,648,492
Receivable for fund shares sold		16,643
Dividends receivable		32,703
Interest receivable		127
Receivable for daily variation on futures contracts		778
Prepaid expenses		19
Receivable from investment adviser for expense reductions		3,192
Other affiliated receivables		50
Other receivables		1,050
Total assets		18,703,054

Liabilities
Payable for investments purchased	$ 14,126
Payable for fund shares redeemed	31,840
Accrued management fee	3,656
Other affiliated payables	2,458
Other payables and accrued expenses	150
Collateral on securities loaned, at value	94,935
Total liabilities		147,165

Net Assets		$ 18,555,889
Net Assets consist of:
Paid in capital		$ 15,169,469
Undistributed net investment income		55,132
Accumulated undistributed net realized gain (loss) on investments		(778,845)
Net unrealized appreciation (depreciation) on investments		4,110,133
Net Assets, for 472,539 shares outstanding		$ 18,555,889
Net Asset Value, offering price and redemption price per share ($18,555,889 ÷ 472,539 shares)		$ 39.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 152,903
Interest		1,004
Security lending		174
Total income		154,081

Expenses
Management fee	$ 22,108
Transfer agent and custody fees	12,346
Accounting and security lending fees	701
Non-interested trustees' compensation	53
Custodian fees and expenses	133
Registration fees	268
Audit	68
Legal	19
Miscellaneous	112
Total expenses before reductions	35,808
Expense reductions	(18,488)	17,320
Net investment income (loss)		136,761
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	34,828
Futures contracts	64
Total net realized gain (loss)		34,892
Change in net unrealized appreciation (depreciation) on: Investment securities	(703,693)
Futures contracts	(4,582)
Total change in net unrealized appreciation (depreciation)		(708,275)
Net gain (loss)		(673,383)
Net increase (decrease) in net assets resulting from operations		$ (536,622)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2004 (Unaudited)	Year ended February 29 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 136,761	$ 242,809
Net realized gain (loss)	34,892	68,093
Change in net unrealized appreciation (depreciation)	(708,275)	4,636,456
Net increase (decrease) in net assets resulting from operations	(536,622)	4,947,358
Distributions to shareholders from net investment income	(124,529)	(234,534)
Share transactions Net proceeds from sales of shares	2,612,534	5,456,982
Reinvestment of distributions	123,024	231,370
Cost of shares redeemed	(2,080,452)	(4,188,308)
Net increase (decrease) in net assets resulting from share transactions	655,106	1,500,044
Total increase (decrease) in net assets	(6,045)	6,212,868

Net Assets
Beginning of period	18,561,934	12,349,066
End of period (including undistributed net investment income of $55,132 and undistributed net investment income of $42,900, respectively)	$ 18,555,889	$ 18,561,934
Other Information Shares
Sold	65,754	152,658
Issued in reinvestment of distributions	3,030	6,661
Redeemed	(52,603)	(116,383)
Net increase (decrease)	16,181	42,936

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004F	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 40.67	$ 29.87	$ 39.26	$ 44.04	$ 48.52	$ 44.30
Income from Investment Operations
Net investment income (loss)D	.29	.55	.51	.50	.52	.55
Net realized and unrealized gain (loss)	(1.42)	10.79	(9.39)	(4.76)	(4.47)	4.54
Total from investment operations	(1.13)	11.34	(8.88)	(4.26)	(3.95)	5.09
Distributions from net investment income	(.27)	(.54)	(.51)	(.49)	(.53)	(.55)
Distributions from net realized gain	-	-	-	(.03)	-	(.32)
Total distributions	(.27)	(.54)	(.51)	(.52)	(.53)	(.87)
Net asset value, end of period	$ 39.27	$ 40.67	$ 29.87	$ 39.26	$ 44.04	$ 48.52
Total ReturnB,C	(2.80)%	38.29%	(22.79)%	(9.69)%	(8.26)%	11.53%
Ratios to Average Net AssetsE
Expenses before expense reductions	.39%A	.40%	.39%	.40%	.39%	.39%
Expenses net of voluntary waivers, if any	.19%A	.19%	.19%	.19%	.19%	.19%
Expenses net of all reductions	.19%A	.19%	.19%	.18%	.17%	.18%
Net investment income (loss)	1.48%A	1.55%	1.51%	1.23%	1.03%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$ 18,556	$ 18,562	$ 12,349	$ 15,963	$ 16,846	$ 18,636
Portfolio turnover rate	3%A	5%	6%	4%	12%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions, foreign currency transactions, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,203,187
Unrealized depreciation	(2,249,708)
Net unrealized appreciation (depreciation)	$ 3,953,479
Cost for federal income tax purposes	$ 14,695,013

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $909,145 and $290,410, respectively.

Securities received and delivered on an in-kind basis aggregated $58,839 and $76,264, respectively. Realized gain (loss) of $50,293 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $899 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of

Semiannual Report

6. Security Lending - continued

insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent annual operating expenses exceeded certain levels of average net assets. During the period, these levels ranged between 0.19% and 0.10%. The expense limitation in effect at period end was 0.10%. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $18,337.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $149, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UEI-USAN-1004
1.790946.101

Fidelity ®

U.S. Bond Index
Fund

Semiannual Report

August 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending November 30, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 to August 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Actual	$ 1,000.00	$ 1,010.80	$ 1.62
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.37	$ 1.63

* Expenses are equal to the Fund's annualized expense ratio of .32%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of August 31, 2004	As of February 29, 2004
U.S. Government and U.S. Government Agency Obligations 66.1%	U.S. Government and U.S. Government Agency Obligations 66.3%
AAA 5.9%	AAA 6.6%
AA 3.1%	AA 4.5%
A 11.1%	A 11.7%
BBB 13.1%	BBB 13.8%
BB and Below 0.9%	BB and Below 1.3%
Not Rated 0.2%	Not Rated 0.8%
Short-Term Investments and Net Other Assets A (0.4)%	Short-Term Investments and Net Other Assets A (5.0)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of August 31, 2004
6 months ago
Years	5.4	5.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2004
6 months ago
Years	4.5	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2004*		As of February 29, 2004**
	Corporate Bonds 22.0%		Corporate Bonds 26.1%
	U.S. Government and U.S. Government Agency Obligations 66.1%		U.S. Government and U.S. Government Agency Obligations 66.3%
	Asset-Backed Securities 5.8%		Asset-Backed Securities 6.7%
	CMOs and Other Mortgage Related Securities 5.5%		CMOs and Other Mortgage Related Securities 4.8%
	Other Investments 1.0%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets A (0.4)%		Short-Term Investments and Net Other Assets A (5.0)%
* Foreign investments	5.1%	** Foreign investments	5.6%
* Futures and Swaps	2.5%	** Futures and Swaps	2.5%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.6%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 9,280	$ 10,425
Automobiles - 0.6%
General Motors Corp.:
7.2% 1/15/11	13,000	13,804
8.25% 7/15/23	6,075	6,404
8.375% 7/15/33	7,455	7,925
		28,133
Media - 0.8%
AOL Time Warner, Inc. 7.625% 4/15/31	6,250	7,130
Clear Channel Communications, Inc. 6% 11/1/06	2,075	2,188
Cox Communications, Inc.:
4.625% 6/1/13	2,400	2,196
7.125% 10/1/12	2,500	2,688
7.75% 11/1/10	6,200	6,868
Liberty Media Corp. 8.25% 2/1/30	7,500	8,408
Time Warner, Inc. 6.625% 5/15/29	3,050	3,110
Viacom, Inc. 7.7% 7/30/10	7,435	8,665
		41,253
Multiline Retail - 0.2%
Target Corp. 3.375% 3/1/08	11,500	11,491
Specialty Retail - 0.1%
Boise Cascade Corp. 7.5% 2/1/08	3,420	3,822
TOTAL CONSUMER DISCRETIONARY		95,124
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.4%
Kroger Co. 8.05% 2/1/10	6,455	7,571
Safeway, Inc. 6.5% 3/1/11	13,240	14,476
		22,047
Food Products - 0.1%
ConAgra Foods, Inc. 6.7% 8/1/27	4,000	4,537
Tobacco - 0.4%
Altria Group, Inc. 7% 11/4/13	8,625	9,092
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris Companies, Inc.:
7.65% 7/1/08	$ 4,600	$ 5,052
7.75% 1/15/27	4,000	4,230
		18,374
TOTAL CONSUMER STAPLES		44,958
ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Kinder Morgan, Inc. 6.5% 9/1/12	1,980	2,156
Oil & Gas - 1.0%
Amerada Hess Corp.:
6.65% 8/15/11	1,290	1,415
7.125% 3/15/33	3,340	3,533
7.375% 10/1/09	2,940	3,307
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	7,350	7,467
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	4,920	5,494
EnCana Corp. 6.5% 8/15/34	9,440	9,991
Kinder Morgan Energy Partners LP 7.125% 3/15/12	2,355	2,661
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	4,965	5,843
The Coastal Corp. 9.625% 5/15/12	4,535	4,535
Williams Companies, Inc.:
7.125% 9/1/11	4,810	5,243
7.5% 1/15/31	910	919
		50,408
TOTAL ENERGY		52,564
FINANCIALS - 12.7%
Capital Markets - 1.6%
Bank of New York Co., Inc. 3.4% 3/15/13 (c)	10,000	9,805
Bear Stearns Companies, Inc. 4% 1/31/08	2,935	2,978
Credit Suisse First Boston (USA), Inc.:
4.625% 1/15/08	8,965	9,273
6.5% 1/15/12	1,825	2,027
Goldman Sachs Group, Inc.:
4.125% 1/15/08	2,685	2,740
5.25% 10/15/13	10,000	10,158
Legg Mason, Inc. 6.75% 7/2/08	3,085	3,407
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc. 4.125% 1/15/09	$ 18,225	$ 18,432
Morgan Stanley 6.6% 4/1/12	10,000	11,168
NationsBank Corp. 6.375% 2/15/08	4,750	5,191
State Street Corp. 7.65% 6/15/10	5,000	5,939
		81,118
Commercial Banks - 1.5%
Bank of America Corp. 6.25% 4/15/12	2,790	3,073
Bank One NA, Chicago 3.7% 1/15/08	6,780	6,849
Corporacion Andina de Fomento 5.2% 5/21/13	3,655	3,686
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,470	2,472
5.25% 2/10/14 (a)	9,310	9,381
FleetBoston Financial Corp. 3.85% 2/15/08	7,300	7,382
Korea Development Bank 5.75% 9/10/13	11,795	12,417
Mellon Financial Co. 6.7% 3/1/08	5,000	5,596
PNC Funding Corp. 7.5% 11/1/09	7,000	8,102
SouthTrust Corp. 5.8% 6/15/14	4,410	4,662
UnionBanCal Corp. 5.25% 12/16/13	5,420	5,531
Wachovia Corp. 4.875% 2/15/14	4,260	4,249
		73,400
Consumer Finance - 2.3%
American General Finance Corp. 2.75% 6/15/08	4,765	4,605
Capital One Bank:
4.875% 5/15/08	7,720	8,010
5% 6/15/09	7,500	7,781
Ford Motor Credit Co. 7.375% 10/28/09	22,350	24,462
General Motors Acceptance Corp.:
6.875% 9/15/11	15,510	16,238
7.75% 1/19/10	2,820	3,116
Household Finance Corp.:
5.875% 2/1/09	3,720	4,020
6.375% 10/15/11	9,925	10,939
7% 5/15/12	1,575	1,801
Household International, Inc. 8.875% 2/15/08	9,175	9,961
MBNA Corp.:
6.125% 3/1/13	5,000	5,343
7.5% 3/15/12	5,960	6,886
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
Pitney Bowes Credit Corp. 5.75% 8/15/08	$ 6,000	$ 6,488
SLM Corp. 4% 1/15/09	6,900	6,928
		116,578
Diversified Financial Services - 4.1%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	3,985	4,326
Bellsouth Capital Funding Corp. 7.875% 2/15/30	11,570	13,875
Deutsche Telekom International Finance BV 8.75% 6/15/30	5,425	6,954
Foster's Finance Corp. 6.875% 6/15/11 (a)	5,000	5,644
Goldman Sachs Capital I 6.345% 2/15/34	12,440	12,447
Hutchison Whampoa International (03/13) Ltd. 6.5% 2/13/13 (a)	2,545	2,686
Hutchison Whampoa International (03/33) Ltd.:
6.25% 1/24/14 (a)	5,210	5,379
7.45% 11/24/33 (a)	3,600	3,752
International Lease Finance Corp. 4.375% 11/1/09	7,500	7,566
J.P. Morgan Chase & Co.:
5.75% 1/2/13	4,500	4,775
6.75% 2/1/11	16,925	18,920
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	6,775	6,976
Monumental Global Funding II 3.85% 3/3/08 (a)	430	437
NiSource Finance Corp. 7.875% 11/15/10	7,055	8,278
Pearson Dollar Finance PLC 4.7% 6/1/09 (a)	10,000	10,197
Pemex Project Funding Master Trust:
6.125% 8/15/08	7,500	7,913
7.375% 12/15/14	5,000	5,483
7.875% 2/1/09 (c)	5,370	6,041
Petronas Capital Ltd. 7% 5/22/12 (a)	7,900	9,001
Rabobank Capital Funding Trust II 5.26% 12/31/49 (a)(c)	12,800	12,907
Sprint Capital Corp. 6.875% 11/15/28	9,990	10,412
Telecom Italia Capital 5.25% 11/15/13 (a)	12,200	12,389
Unilever Capital Corp. 7.125% 11/1/10	7,000	8,127
Verizon Global Funding Corp.:
7.25% 12/1/10	6,460	7,415
7.75% 12/1/30	13,450	15,928
		207,828
Insurance - 0.9%
Aegon NV 4.75% 6/1/13	9,375	9,256
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
American General Corp. 7.5% 8/11/10	$ 5,000	$ 5,849
MetLife, Inc. 6.125% 12/1/11	10,000	10,915
Principal Life Global Funding I 6.25% 2/15/12 (a)	2,600	2,866
Prudential Financial, Inc. 4.104% 11/15/06	5,310	5,422
Travelers Property Casualty Corp. 5% 3/15/13	9,500	9,438
		43,746
Real Estate - 1.8%
Arden Realty LP:
5.2% 9/1/11	4,080	4,101
7% 11/15/07	5,105	5,655
8.875% 3/1/05	2,180	2,248
AvalonBay Communities, Inc. 5% 8/1/07	4,620	4,846
Camden Property Trust 5.875% 11/30/12	5,960	6,225
CarrAmerica Realty Corp. 5.25% 11/30/07	8,635	9,165
CenterPoint Properties Trust 5.25% 7/15/11	4,500	4,584
Colonial Properties Trust 6.25% 6/15/14	7,880	8,254
Developers Diversified Realty Corp. 4.625% 8/1/10	8,265	8,196
EOP Operating LP:
4.75% 3/15/14	10,000	9,551
7% 7/15/11	5,000	5,589
8.1% 8/1/10	2,500	2,910
ProLogis 5.5% 3/1/13	5,085	5,242
Regency Centers LP 4.95% 4/15/14	5,000	4,913
Simon Property Group LP 5.625% 8/15/14 (a)	9,475	9,662
		91,141
Thrifts & Mortgage Finance - 0.5%
Countrywide Home Loans, Inc. 4% 3/22/11	9,000	8,704
Independence Community Bank Corp. 3.75% 4/1/14 (c)	4,505	4,383
Washington Mutual, Inc.:
4.375% 1/15/08	5,830	5,979
4.625% 4/1/14	5,905	5,643
		24,709
TOTAL FINANCIALS		638,520
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.4%
Bombardier, Inc.:
6.3% 5/1/14 (a)	8,655	7,350
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.: - continued
7.45% 5/1/34 (a)	$ 2,620	$ 2,169
Northrop Grumman Corp. 4.079% 11/16/06	6,000	6,113
Raytheon Co. 8.3% 3/1/10	2,500	2,993
		18,625
Airlines - 0.1%
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	1,320	1,176
7.92% 5/18/12	5,000	2,317
		3,493
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	3,770	3,883
Road & Rail - 0.0%
Wisconsin Central Transportation Corp. 6.625% 4/15/08	3,150	3,456
TOTAL INDUSTRIALS		29,457
INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.2%
NCR Corp. 7.125% 6/15/09	7,725	8,599
IT Services - 0.1%
SunGard Data Systems, Inc. 4.875% 1/15/14	8,000	7,867
TOTAL INFORMATION TECHNOLOGY		16,466
MATERIALS - 0.3%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	1,805	1,849
6.875% 7/15/33 (a)	3,780	3,994
		5,843
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,200	3,547
Paper & Forest Products - 0.1%
Weyerhaeuser Co. 6.75% 3/15/12	5,880	6,579
TOTAL MATERIALS		15,969
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.5%
AT&T Broadband Corp. 8.375% 3/15/13	$ 4,529	$ 5,476
BellSouth Corp. 6.55% 6/15/34	10,140	10,613
British Telecommunications PLC 8.875% 12/15/30	9,025	11,729
France Telecom SA:
8.75% 3/1/11	5,290	6,309
9.5% 3/1/31	10,000	13,164
KT Corp. 5.875% 6/24/14 (a)	4,360	4,581
SBC Communications, Inc. 6.45% 6/15/34	17,175	17,438
Telefonica Europe BV 7.75% 9/15/10	4,098	4,836
		74,146
Wireless Telecommunication Services - 0.2%
America Movil SA de CV:
4.125% 3/1/09 (a)	4,755	4,659
5.5% 3/1/14 (a)	4,290	4,175
AT&T Wireless Services, Inc. 7.875% 3/1/11	2,555	3,011
		11,845
TOTAL TELECOMMUNICATION SERVICES		85,991
UTILITIES - 2.2%
Electric Utilities - 1.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,965	4,049
Duke Capital LLC:
4.37% 3/1/09	3,980	4,004
6.25% 2/15/13	1,630	1,737
6.75% 2/15/32	13,235	13,769
Exelon Generation Co. LLC 5.35% 1/15/14	10,000	10,164
FirstEnergy Corp. 7.375% 11/15/31	1,670	1,866
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,555	3,649
5.875% 10/1/12	10,915	11,450
Monongahela Power Co. 5% 10/1/06	4,845	4,969
Northeast Utilities 3.3% 6/1/08	3,000	2,931
Progress Energy, Inc. 7.1% 3/1/11	18,030	20,293
Southern California Edison Co. 5% 1/15/14	490	498
		79,379
Gas Utilities - 0.0%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,700	1,918
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	$ 13,455	$ 15,111
Dominion Resources, Inc.:
6.25% 6/30/12	10,350	11,181
8.125% 6/15/10	2,445	2,898
		29,190
TOTAL UTILITIES		110,487
TOTAL NONCONVERTIBLE BONDS (Cost $1,052,453)		1,089,536
U.S. Government and Government Agency Obligations - 30.7%

U.S. Government Agency Obligations - 8.3%
Fannie Mae:
2.5% 6/15/06	2,200	2,199
3.25% 1/15/08	54,790	54,912
3.25% 8/15/08	66,500	66,149
3.25% 2/15/09	146,470	144,575
5.25% 8/1/12	1,030	1,071
5.5% 3/15/11	26,980	29,066
6.25% 2/1/11	3,465	3,827
Fannie Mae - coupon STRIPS 0% 10/8/04	1,000	998
Freddie Mac:
2.375% 2/15/07	22,850	22,620
3.625% 9/15/08	14,645	14,755
4% 6/12/13	20,038	19,067
5.75% 1/15/12	25,000	27,318
5.875% 3/21/11	11,960	12,996
6.25% 7/15/32	1,636	1,822
6.75% 3/15/31	2,425	2,865
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	930	986
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	47	47
Series 1993-D, 5.23% 5/15/05	60	61
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1998-196A, 5.926% 6/15/05	$ 540	$ 550
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	7,500	7,946
5.96% 8/1/09	3,600	3,843
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		417,673
U.S. Treasury Inflation Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	87,257	89,200
U.S. Treasury Obligations - 20.6%
U.S. Treasury Bonds:
6.25% 5/15/30	103,345	121,858
8% 11/15/21	59,717	81,770
U.S. Treasury Notes:
1.625% 2/28/06	265,310	263,175
3.125% 5/15/07	266,940	270,172
3.125% 4/15/09	307,300	305,823
TOTAL U.S. TREASURY OBLIGATIONS		1,042,798
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,536,800)		1,549,671
U.S. Government Agency - Mortgage Securities - 32.9%

Fannie Mae - 29.8%
4% 8/1/18 to 5/1/19	39,465	38,621
4% 9/1/19 (b)	9,786	9,569
4% 9/20/19 (b)	90,000	88,003
4.5% 9/1/19 (b)	16,500	16,510
4.5% 3/1/33 to 3/1/34	125,094	120,699
5% 1/1/17 to 6/1/19	112,222	114,583
5% 9/1/19 (b)	21,813	22,243
5% 9/1/34 (b)	265,000	263,427
5% 9/15/34 (b)	25,000	24,852
5.5% 1/1/09 to 11/1/33	164,297	168,942
5.5% 9/1/34 (b)	326,763	332,277
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
6% 8/1/13 to 1/1/34	$ 73,846	$ 77,397
6% 9/1/34 (b)	70,550	73,107
6.5% 4/1/11 to 2/1/33	103,768	109,609
6.5% 9/1/19 (b)	21,228	22,521
6.5% 9/1/34 (b)	853	896
7% 3/1/15 to 3/1/32	4,119	4,405
7.5% 1/1/08 to 2/1/32	12,832	13,774
8% 11/1/08 to 6/1/30	264	287
8.5% 6/1/17 to 8/1/23	473	521
9.5% 12/1/09 to 9/1/21	493	543
10.75% 9/1/10 to 5/1/14	49	56
11.25% 5/1/14	4	5
11.5% 8/1/14	17	20
13.5% 11/1/14	11	12
14% 3/1/12	30	34
TOTAL FANNIE MAE		1,502,913
Freddie Mac - 0.9%
5.5% 12/1/17	9,330	9,672
6% 4/1/28 to 11/1/30	7,684	7,969
6.5% 8/1/32	8,617	9,090
7% 4/1/32	11,642	12,432
7.5% 9/1/15 to 6/1/32	2,562	2,759
8% 7/1/16 to 4/1/32	1,881	2,043
8.5% 9/1/19 to 1/1/28	345	381
9% 10/1/16	53	58
9.5% 10/1/08 to 8/1/30	262	286
10.5% 5/1/09 to 12/1/15	31	34
11% 8/1/15 to 9/1/20	386	434
11.5% 10/1/15	8	9
11.75% 9/1/13	21	24
12% 2/1/13 to 7/1/15	17	19
12.75% 8/1/12	13	14
13.5% 12/1/14	79	91
TOTAL FREDDIE MAC		45,315
Government National Mortgage Association - 2.2%
6% 12/15/08 to 12/20/33	33,346	34,621
6.5% 6/15/23 to 1/15/33	19,264	20,372
6.5% 9/1/34 (b)	5,358	5,649
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7% 12/15/22 to 10/15/32	$ 31,987	$ 34,212
7% 9/1/34 (b)	3,477	3,714
7.5% 2/15/17 to 1/15/32	9,628	10,407
8% 7/15/18 to 5/15/29	2,859	3,140
8.5% 11/15/05 to 12/15/30	662	724
9.5% 3/15/23	18	21
10.5% 5/20/16 to 1/20/18	424	480
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		113,340
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,637,685)		1,661,568
Asset-Backed Securities - 2.3%

AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	3,364	3,426
Series 2001-C Class A4, 5.01% 7/14/08	4,695	4,797
Series 2003-BX Class A4B, 1.74% 1/6/10 (c)	3,680	3,705
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.715% 1/25/32 (c)	2,220	2,226
Capital Auto Receivables Asset Trust Series 2002-5 Class B, 2.8% 4/15/08	4,241	4,254
Capital One Multi-Asset Execution Trust:
Series 2003-B2 Class B2, 3.5% 2/17/09	6,645	6,712
Series 2003-B4 Class B4, 2.4% 7/15/11 (c)	5,910	6,014
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.9% 6/25/09 (c)	7,950	7,976
Series 2002-C1 Class C1, 2.7% 2/9/09 (c)	12,000	12,167
Discover Card Master Trust I Series 2003-4 Class B1, 1.93% 5/16/11 (c)	7,360	7,384
Fremont Home Loan Trust Series 2004-A:
Class M1, 2.165% 1/25/34 (c)	3,950	3,950
Class M2, 2.765% 1/25/34 (c)	4,600	4,600
Home Equity Asset Trust NIMS Trust Series 2002-4N Class A, 8% 5/27/33 (a)	337	338
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 2.85% 9/15/09 (c)	5,835	5,896
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	4,750	4,962
Series 2003-B3 Class B3, 1.975% 1/18/11 (c)	5,025	5,039
Series 2003-B5 Class B5, 1.97% 2/15/11 (c)	2,010	2,024
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Onyx Acceptance Owner Trust Series 2003-D Class A3, 2.4% 12/15/07	$ 6,895	$ 6,897
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.05% 3/15/11 (a)(c)	6,165	6,170
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	7,625	7,701
WFS Financial 2004-3 Owner Trust Series 2004-3 Class A4, 3.93% 2/17/12	9,505	9,527
TOTAL ASSET-BACKED SECURITIES (Cost $114,859)		115,765
Collateralized Mortgage Obligations - 0.9%

Private Sponsor - 0.1%
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 1.985% 4/25/34 (c)	4,028	4,038
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,650	1,725
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	1,950	2,027
TOTAL PRIVATE SPONSOR		7,790
U.S. Government Agency - 0.8%
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	11,706	12,618
Fannie Mae guaranteed REMIC pass thru certificates Series 2003-83 Class TH, 4.5% 11/25/16	11,450	11,422
Freddie Mac Multi-class participation certificates guaranteed:
Series 2677 Class C, 4.5% 6/15/15	5,405	5,444
Series 2728 Class NE, 4.5% 7/15/17	8,910	8,796
TOTAL U.S. GOVERNMENT AGENCY		38,280
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,869)		46,070
Commercial Mortgage Securities - 3.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Banc of America Commercial Mortgage, Inc. sequential pay Series 2000-2 Class A2, 7.197% 9/15/32	$ 3,200	$ 3,653
Bear Stearns Commercial Mortgage Securities, Inc. sequential pay Series 2003-PWR2 Class A3, 4.834% 5/11/39	3,760	3,862
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(c)	3,425	3,794
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000	5,739
COMM:
floater Series 2002-FL7 Class D, 2.17% 11/15/14 (a)(c)	2,170	2,174
Series 2004-LBN2 Class X2, 1.1206% 3/10/39 (a)(c)(e)	14,859	686
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,342	4,540
CS First Boston Mortgage Securities Corp.:
floater Series 2003-TF2A Class A2, 1.92% 11/15/14 (a)(c)	7,500	7,502
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	6,477	6,573
Class A3, 6.55% 1/17/35	4,180	4,540
Series 1999-C1 Class A2, 7.29% 9/15/41	9,450	10,755
Series 2004-C1 Class A3, 4.321% 1/15/37	4,485	4,465
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	10,215
Series 2004-C1 Class ASP, 1.0453% 1/15/37 (a)(c)(e)	72,935	3,164
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	2,775	3,035
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	5,000	5,432
Series 1998-CG1 Class A1B, 6.41% 6/10/31	6,400	6,979
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (a)	1,343	1,431
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	6,345	6,580
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32	7,330	7,225
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	5,000	5,540
Series 2003-C1 Class A2A, 3.59% 1/10/40	7,620	7,650
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	$ 2,601	$ 2,815
LB Commercial Conduit Mortgage Trust sequential pay Series 1999-C1 Class A2, 6.78% 6/15/31	5,000	5,588
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	4,450	5,240
Series 2001-C3 Class A1, 6.058% 6/15/20	7,114	7,626
Series 2001-C7 Class A2, 5.533% 12/15/25	10,000	10,551
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	5,440	5,188
Class C, 4.13% 11/20/37 (a)	5,540	5,066
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	4,520	4,503
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	5,000	5,462
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	8,115	9,076
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class C1, 6.762% 11/15/04 (a)	8,000	8,066
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	6,150	6,624
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	7,280	7,440
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $193,714)		198,779
Foreign Government and Government Agency Obligations - 0.9%

Chilean Republic:
5.625% 7/23/07	405	430
7.125% 1/11/12	7,625	8,774
State of Israel 4.625% 6/15/13	1,735	1,669
United Mexican States:
5.875% 1/15/14	3,975	4,023
6.375% 1/16/13	5,570	5,849
7.5% 4/8/33	24,061	25,384
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $43,344)		46,129
Supranational Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,369)	$ 3,405	$ 3,793
Fixed-Income Funds - 9.1%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $460,050)	4,615,493	459,472
Cash Equivalents - 13.7%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.59%, dated 8/31/04 due 9/1/04) (f) (Cost $689,825)	$ 689,855	689,825
TOTAL INVESTMENT PORTFOLIO - 116.1% (Cost $5,777,968)		5,860,608
NET OTHER ASSETS - (16.1)%		(814,022)
NET ASSETS - 100%		$ 5,046,586
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	$ 3,300	$ 6
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	5,500	(16)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	2,200	(6)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,100	(16)
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	10,000	38
TOTAL CREDIT DEFAULT SWAP		25,100	6
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.797% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2006	12,000	15
Receive quarterly a fixed rate equal to 2.921% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2006	50,000	309
TOTAL INTEREST RATE SWAP		62,000	324
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 5,425	$ 200
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	17,925	613
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	17,925	1,092
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	20,000	591
TOTAL RETURN SWAP		61,275	2,496
		$ 148,375	$ 2,826
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $211,740,000 or 4.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$689,825 due 9/1/04 at 1.59%
Banc of America Securities LLC.	$ 51,560
Bank of America, National Association	164,993
Barclays Capital Inc.	61,872
Merrill Lynch Government Securities, Inc.	9,228
Morgan Stanley & Co. Incorporated.	134,470
Societe Generale, New York Branch	20,212
UBS Securities LLC	247,490
$ 689,825

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $689,825) (cost $5,777,968) - See accompanying schedule		$ 5,860,608
Receivable for investments sold		3,193
Receivable for fund shares sold		10,428
Interest receivable		36,480
Swap agreements, at value		2,826
Prepaid expenses		6
Receivable from investment adviser for expense reductions		777
Total assets		5,914,318

Liabilities
Payable for investments purchased Regular delivery	$ 2,729
Delayed delivery	857,311
Payable for fund shares redeemed	4,404
Distributions payable	384
Accrued management fee	1,327
Other affiliated payables	747
Other payables and accrued expenses	830
Total liabilities		867,732

Net Assets		$ 5,046,586
Net Assets consist of:
Paid in capital		$ 4,952,107
Undistributed net investment income		5,293
Accumulated undistributed net realized gain (loss) on investments		3,720
Net unrealized appreciation (depreciation) on investments		85,466
Net Assets, for 451,708 shares outstanding		$ 5,046,586
Net Asset Value, offering price and redemption price per share ($5,046,586 ÷ 451,708 shares)		$ 11.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2004 (Unaudited)

Investment Income
Interest		$ 102,891
Security lending		106
Total income		102,997

Expenses
Management fee	$ 7,776
Transfer agent fees	3,993
Accounting and security lending fees	423
Non-interested trustees' compensation	12
Custodian fees and expenses	105
Registration fees	105
Audit	34
Legal	4
Miscellaneous	29
Total expenses before reductions	12,481
Expense reductions	(4,669)	7,812
Net investment income (loss)		95,185
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	14,596
Swap agreements	(1,126)
Total net realized gain (loss)		13,470
Change in net unrealized appreciation (depreciation) on: Investment securities	(53,297)
Swap agreements	1,449
Delayed delivery commitments	10
Total change in net unrealized appreciation (depreciation)		(51,838)
Net gain (loss)		(38,368)
Net increase (decrease) in net assets resulting from operations		$ 56,817

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95,185	$ 177,251
Net realized gain (loss)	13,470	101,357
Change in net unrealized appreciation (depreciation)	(51,838)	(42,976)
Net increase (decrease) in net assets resulting from operations	56,817	235,632
Distributions to shareholders from net investment income	(95,767)	(178,448)
Distributions to shareholders from net realized gain	(26,207)	(75,798)
Total distributions	(121,974)	(254,246)
Share transactions Net proceeds from sales of shares	923,748	2,218,518
Reinvestment of distributions	118,963	248,315
Cost of shares redeemed	(809,431)	(2,414,805)
Net increase (decrease) in net assets resulting from share transactions	233,280	52,028
Total increase (decrease) in net assets	168,123	33,414

Net Assets
Beginning of period	4,878,463	4,845,049
End of period (including undistributed net investment income of $5,293 and undistributed net investment income of $5,875, respectively)	$ 5,046,586	$ 4,878,463
Other Information Shares
Sold	83,355	196,311
Issued in reinvestment of distributions	10,731	22,029
Redeemed	(73,142)	(214,252)
Net increase (decrease)	20,944	4,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 F	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.36	$ 10.90	$ 10.72	$ 10.17	$ 10.80
Income from Investment Operations
Net investment income (loss) D	.216	.413	.505	.597 G	.708	.678
Net realized and unrealized gain (loss)	(.098)	.153	.569	.184 G	.561	(.573)
Total from investment operations	.118	.566	1.074	.781	1.269	.105
Distributions from net investment income	(.218)	(.416)	(.494)	(.601)	(.719)	(.675)
Distributions from net realized gain	(.060)	(.180)	(.120)	-	-	(.054)
Distributions in excess of net realized gain	-	-	-	-	-	(.006)
Total distributions	(.278)	(.596)	(.614)	(.601)	(.719)	(.735)
Net asset value, end of period	$ 11.17	$ 11.33	$ 11.36	$ 10.90	$ 10.72	$ 10.17
Total Return B, C	1.08%	5.14%	10.15%	7.48%	12.95%	1.03%
Ratios to Average Net Assets E
Expenses before expense reductions	.51% A	.49%	.49%	.51%	.50%	.50%
Expenses net of voluntary waivers, if any	.32% A	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.32% A	.32%	.32%	.31%	.31%	.31%
Net investment income (loss)	3.88% A	3.65%	4.56%	5.54% G	6.84%	6.53%
Supplemental Data
Net assets, end of period (in millions)	$ 5,047	$ 4,878	$ 4,845	$ 3,082	$ 2,142	$ 1,538
Portfolio turnover rate	141% A	217%	204%	178%	144%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F For the year ended February 29.

G Effective Marach 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 88,081
Unrealized depreciation	(15,597)
Net unrealized appreciation (depreciation)	$ 72,484
Cost for federal income tax purposes	$ 5,788,124

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $494,715 and $639,552, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .32% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,062 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Lender	$ 7,683	1.31%	$ 2	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent annual operating expenses exceeded .32% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $4,635.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $33, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UBI-USAN-1004
1.790948.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 25, 2004